              As filed with the Securities and Exchange Commission

                              on November 27, 1996


                                         Registration Nos. 33-21660 and 811-5551

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT
   OF 1933                                                             /   /

             Pre-Effective Amendment No.                               /   /


             Post-Effective Amendment No.   19                         / X /



                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
   COMPANY ACT OF 1940                                                 /   /


             Amendment No.   20                                        / X /



                              AMSOUTH MUTUAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

                     3435 Stelzer Road, Columbus, Ohio 43219
                    (Address of Principal Executive Offices)

                                 (800) 451-8379
              (Registrant's Telephone Number, Including Area Code)

     Name and address
   of agent for service:                             Copy to:
   ----------------------                            --------

   Mr. J. David Huber                                Alan G. Priest, Esq.

   AmSouth Mutual Funds                              Ropes & Gray
   3435 Stelzer Road                                 1301 K Street, N.W.
   Columbus, Ohio  43219                             Suite 800 East
                                                     Washington, D.C. 20005

   It is proposed that this filing will become effective (check appropriate box)

/   /  immediately upon filing pursuant to paragraph (b)


/ X /  on November 30, 1996 pursuant to paragraph (b)

/   /  60 days after filing pursuant to paragraph (a)(i)


/   /  on (date) pursuant to paragraph (a)(i)

/   /  75 days after filing pursuant to paragraph (a)(ii)

/   /  on (date) pursuant to paragraph (a)(ii) of Rule 485


         The Registrant has registered an indefinite number or amount of its shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2. The Registrant has filed a Rule 24f-2 Notice with respect to the Registrant's fiscal year ended July 31, 1996 on September 25, 1996.

CROSS REFERENCE SHEET

Part A

Form N-1A Item No.                             Prospectus Caption

                    PROSPECTUS FOR AMSOUTH PRIME OBLIGATIONS
                      FUND, AMSOUTH U.S. TREASURY FUND AND
                             AMSOUTH TAX EXEMPT FUND


1.  Cover Page ..............................  Cover Page

2.  Synopsis ................................  Fee Table

3.  Condensed Financial
     Information ............................  Financial Highlights


4.  General Description
     of Registrant ..........................  The Trust; Investment Objective and
                                               Policies; Investment Restrictions; General
                                               Information - Description of the Trust and
                                               Its Shares

5.  Management of the Fund ..................  Management of AmSouth Mutual Funds;
                                               General Information - Custodian and
                                               Transfer Agent
6.  Capital Stock and
     Other Securities .......................  The Trust; How to Purchase and Redeem
                                               Shares; Dividends and Taxes; General
                                               Information - Description of the Trust and
                                               Its Shares; General Information -
                                               Miscellaneous
7.  Purchase of Securities
    Being Offered ...........................  Valuation of Shares;
                                               How to Purchase and
                                               Redeem Shares

8.  Redemption or Repurchase ................  How to Purchase and
                                               Redeem Shares

9.  Legal Proceedings .......................  Inapplicable

                              AMSOUTH MUTUAL FUNDS
                               MONEY MARKET FUNDS

3435 Stelzer Road                                                       For current yield, purchase, and redemption
Columbus, Ohio 43219                                                    information, call (800) 451-8382


    The AmSouth Mutual Funds Money Market Funds (the "Money Market Funds") are three of eleven series of units of beneficial interest ("Shares") each representing interests in one of eleven separate investment funds (the "Funds") of AmSouth Mutual Funds (the "Trust"), an open-end management investment company. All securities or instruments in which the Money Market Funds invest have remaining maturities of 397 days or less. Each Money Market Fund seeks to maintain a constant net asset value of $1.00 per unit of beneficial interest, but there can be no assurance that net asset value will not vary.


    AMSOUTH PRIME OBLIGATIONS FUND (the "Prime Obligations Fund") seeks current income with liquidity and stability of principal. The Prime Obligations Fund invests in high quality United States dollar-denominated money market instruments and other high-quality United States dollar-denominated instruments.

    AMSOUTH U.S. TREASURY FUND (the "AmSouth U.S. Treasury Fund") seeks current income with liquidity and stability of principal. The AmSouth U.S. Treasury Fund invests exclusively in short-term obligations issued by the U.S. Treasury, some of which may be subject to repurchase agreements collateralized by U.S. Treasury obligation.


    AMSOUTH TAX EXEMPT FUND (the "Tax Exempt Fund") seeks to produce as high a level of current interest income exempt from federal income taxes as is consistent with the preservation of capital and relative stability of principal. The Tax Exempt Fund seeks to achieve this objective by investing in short-term high-quality obligations. While the Tax Exempt Fund may invest in short-term taxable obligations, under normal market conditions at least 80% of the Tax Exempt Fund's total assets will be invested in obligations exempt from federal income tax.



    AmSouth Bank of Alabama, Birmingham, Alabama ("AmSouth"), acts as the investment advisor to each Money Market Fund. BISYS Fund Services, Limited Partnership ("BISYS Fund Services"), Columbus, Ohio, acts as distributor to each Money Market Fund.



    Each Money Market Fund has been divided into two classes of Shares ("Premier" Shares and "Classic" Shares). Premier and Classic Shares of a particular Fund represent interests in the same investments and are identical in all respects except that (i) Classic Shares bear the expense of the fee under the Trust's Shareholder Servicing Plan (the "Plan"), which will cause the Classic Shares to have a higher expense ratio and to pay lower dividends than those of the Premier Shares, and (ii) Classic Shares have certain exclusive voting rights with respect to the Plan. The following investors qualify to purchase a Money Market Fund's Premier Shares: (i) investors for whom AmSouth Bancorporation or one of its affiliates acts in a fiduciary, advisory, custodial, agency or similar capacity through an account with the Trust Department of AmSouth Bancorporation or one of its affiliates; (ii) investors who purchase Shares of a Money Market Fund through a payroll deduction plan, a 401(k) plan or a 403(b) plan which by its terms permits purchases of Shares; and
(iii) orders placed on behalf of other investment companies distributed by the Distributor and its affiliated companies. All other investors are eligible to purchase Classic Shares only. For further information concerning Premier Shares and Classic Shares and the operation of the Plan, see "HOW TO PURCHASE AND REDEEM SHARES" and "MANAGEMENT OF AMSOUTH MUTUAL FUNDS."



    This Prospectus relates only to the Money Market Funds. Interested persons who wish to obtain a copy of the prospectuses of the AmSouth Equity Fund, the AmSouth Regional Equity Fund, and the AmSouth Balanced Fund (the "Capital Appreciation Funds"); the AmSouth Bond Fund, the AmSouth Limited Maturity Fund, the AmSouth Government Income Fund, the AmSouth Municipal Bond Fund, and the AmSouth Florida Tax-Free Fund (the "Income Funds") may contact the Distributor at the telephone number shown above. Additional information about the Money Market Funds, contained in a Statement of Additional Information, has been filed with the Securities and Exchange Commission and is available upon request without charge by writing to the Trust at its address or by calling the Trust at the telephone number shown above. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference in its entirety into this Prospectus.


    This Prospectus sets forth concisely the information about the Money Market Funds that a prospective investor ought to know before investing. Investors should read this Prospectus and retain it for future reference.

THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY AMSOUTH OR ANY OF ITS AFFILIATES. THE TRUST'S SHARES ARE NOT FEDERALLY
 INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE
  BOARD OR BY ANY OTHER AGENCY. AN INVESTMENT IN THE TRUST'S SHARES INVOLVES
   INVESTMENT RISKS, INCLUDING                                 THE POSSIBLE
     LOSS OF PRINCIPAL.
                            ------------------------

AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A
 STABLE NET ASSET VALUE OF                                              $1.00
  PER SHARE
                            ------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("COMMISSION") OR ANY STATE SECURITIES COMMISSION NOR HAS
 THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR
  ADEQUACY OF THIS        PROSPECTUS. ANY REPRESENTATION OF THE CONTRARY IS A
   CRIMINAL OFFENSE.
                            ------------------------


               The date of this Prospectus is November 30, 1996.

                                   FEE TABLE



                                                                                            AMSOUTH
                                                               PRIME OBLIGATIONS         U.S. TREASURY                TAX
                                                                     FUND                    FUND                 EXEMPT FUND
                                                              -------------------     -------------------     -------------------
                                                              PREMIER     CLASSIC     PREMIER     CLASSIC     PREMIER     CLASSIC
                                                              SHARES      SHARES      SHARES      SHARES      SHARES      SHARES
                                                              -------     -------     -------     -------     -------     -------
SHAREHOLDER TRANSACTION EXPENSES(1)
   Maximum Sales Load Imposed on Purchases
     (as a percentage of offering price)..................         0%          0%          0%          0%          0%          0%
   Maximum Sales Load Imposed on Reinvested Dividends
     (as a percentage of offering price)..................         0%          0%          0%          0%          0%          0%
   Deferred Sales Load (as a percentage of original
     purchase price or redemption proceeds, as
     applicable)..........................................         0%          0%          0%          0%          0%          0%
   Redemption Fees (as a percentage of amount redeemed, if
     applicable)(2).......................................         0%          0%          0%          0%          0%          0%
   Exchange Fee...........................................        $0          $0          $0          $0          $0          $0
ANNUAL FUND OPERATING EXPENSES
 (as a percentage of net assets)
   Management Fees (After Voluntary Fee Reduction for the
     Tax Exempt Fund)(3)..................................      0.40%       0.40%       0.40%       0.40%       0.20%       0.20%
   12b-1 Fees.............................................         0%          0%          0%          0%          0%          0%
   Shareholder Servicing Fees(4) (after voluntary fee
     reductions
     for the Classic Shares)..............................         0%       0.10%          0%       0.10%          0%       0.10%
   Other Expenses.........................................      0.31%       0.31%       0.31%       0.32%       0.34%       0.38%
                                                                ----        ----        ----        ----        ----        ----
   Total Fund Operating Expenses (after voluntary fee
     reductions)..........................................      0.71%       0.81%(5)    0.71%       0.82%(5)    0.54%(5)    0.68%(5)
                                                                ----        ----        ----        ----        ----        ----
                                                                ----        ----        ----        ----        ----        ----
EXAMPLE
   You would pay the following expenses on a $1,000
investment, assuming (1) 5% annual return and (2)
redemption at the end of each time period.



                                                                                      1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                                      ------     -------     -------     --------
Prime Obligations Fund
   Premier Shares.................................................................      $7         $23         $40         $ 88
   Classic Shares.................................................................      $8         $26         $45         $100
AmSouth U.S. Treasury Fund
   Premier Shares.................................................................      $7         $23         $40         $ 88
   Classic Shares.................................................................      $8         $26         $46         $101
Tax Exempt Fund
   Premier Shares.................................................................      $6         $17         $30         $ 68
   Classic Shares.................................................................      $7         $22         $38         $ 85


------------
(1) AmSouth Bank of Alabama and its correspondent or affiliated banks may charge a Customer's (as defined in the Prospectus) account fees for automatic investment and other cash management services provided in connection with investment in a Money Market Fund. (See "HOW TO PURCHASE AND REDEEM SHARES--Purchases of Shares.")

(2) A wire redemption charge is deducted from the amount of a wire redemption payment made at the request of a shareholder. (See "HOW TO PURCHASE AND REDEEM SHARES--Redemption by Telephone.")

(3) Absent the voluntary reduction of investment advisory fees, Management Fees as a percentage of average net assets would be .40% for the Tax Exempt Fund. (See "MANAGEMENT OF AMSOUTH MUTUAL FUNDS--INVESTMENT ADVISOR.")

(4) Absent the voluntary reduction of shareholder servicing fees, Shareholder Servicing Fees as a percentage of average net assets would be .25% for the Classic Shares of each Money Market Fund.


(5) In the absence of any voluntary reduction in Shareholder servicing and investment advisory fees, Total Fund Operating Expenses for the Classic Shares of the Prime Obligations Fund would be .96%, for the Classic Shares of the AmSouth U.S. Treasury Fund would be .97%, and for Tax Exempt Fund would be .74% for Premier Shares and 1.03% for Classic Shares.


 The purpose of the table above is to assist an investor in the Fund in understanding the various costs and expenses that an investor in a Money Market Fund will bear directly or indirectly. See "MANAGEMENT OF AMSOUTH MUTUAL FUNDS" for a more complete discussion of annual operating expenses of the Money Market Funds. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS

  The tables below set forth certain financial information concerning the investment results for each of the Money Market Funds for the periods indicated. This information has been derived from financial statements audited by Coopers & Lybrand L.L.P., independent accountants for the Trust, whose report thereon is included in the Statement of Additional Information. Further financial data is included in the Statement of Additional Information.

                                                                      PRIME OBLIGATIONS FUND
                                 ------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED JULY 31,
                                 ------------------------------------------------------------------------------------------------
                                                                   1995          1994          1993          1992          1991
                                            1996                 --------      --------      --------      --------      --------
                                 --------------------------
                                 CLASSIC(b)      PREMIER(b)
NET ASSET VALUE, BEGINNING OF
 PERIOD........................   $  1.000        $  1.000       $  1.000      $  1.000      $  1.000      $  1.000      $  1.000
                                 ----------      ----------      --------      --------      --------      --------      --------
INVESTMENT ACTIVITIES
 Net Investment Income.........      0.050           0.016         0 .050         0.029         0.027         0.042         0.067
                                 ----------      ----------      --------      --------      --------      --------      --------
DISTRIBUTIONS
 Net Investment Income.........     (0.050)         (0.016)        (0.050)       (0.029)       (0.027)       (0.042)       (0.067)
                                 ----------      ----------      --------      --------      --------      --------      --------
NET ASSET VALUE, END OF
 PERIOD........................   $  1.000        $  1.000       $  1.000      $  1.000      $  1.000      $  1.000      $  1.000
                                 ===========     ============    =========     =========     =========     =========     =========
 Total Return..................       5.07%(e)        5.10%          5.14%         2.94%         2.76%         4.28%         6.87%
RATIOS/SUPPLEMENTAL DATA:
 Net Assets at end of period
   (000).......................   $125,075        $478,542       $617,673      $577,331      $456,428      $457,511      $307,873
 Ratio of expenses to average
   net assets..................       0.81%(c)        0.71%          0.69%         0.70%         0.71%         0.71%         0.72%
 Ratio of net investment income
   to average net assets.......       4.61%(c)        5.00%          5.04%         2.92%         2.73%         4.08%         6.61%
 Ratio of expenses to average
   net assets*.................       0.96%(c)          (d)            (d)           (d)           (d)           (d)           (d)
 Ratio of net investment income
   to average net assets*......       4.46%(c)          (d)            (d)           (d)           (d)           (d)           (d)


                                                1988 TO
                                               JULY 31,
                                   1990         1989(a)
                                 --------      ---------

NET ASSET VALUE, BEGINNING OF
 PERIOD........................  $  1.000      $  1.000
                                 --------      ---------
INVESTMENT ACTIVITIES
 Net Investment Income.........     0.079         0.084
                                 --------      ---------
DISTRIBUTIONS
 Net Investment Income.........    (0.079)       (0.084)
                                 --------      ---------
NET ASSET VALUE, END OF
 PERIOD........................  $  1.000      $  1.000
                                 =========     ==========
 Total Return..................      8.16%         8.72%
RATIOS/SUPPLEMENTAL DATA:
 Net Assets at end of period
   (000).......................  $298,498      $293,749
 Ratio of expenses to average
   net assets..................      0.70%         0.58%(b)
 Ratio of net investment income
   to average net assets.......      7.88%         8.69%(b)
 Ratio of expenses to average
   net assets*.................      0.72%         0.71%(b)
 Ratio of net investment income
   to average net assets*......      7.86%         8.56%(b)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


(a) Period from commencement of operations.


(b) Effective April 1, 1996, the Fund's existing shares, which were previously unclassified, were designated as Premier Shares, and the Fund commenced offering Classic Shares.


(c) Annualized


(d) There were no waivers during the period.


(e) Represents total return for the Premier Shares for the period from August 1, 1995 to March 31, 1996 plus the total return for the Classic Shares for the period from April 1, 1996 to July 31, 1996.

                                                                 AMSOUTH U.S. TREASURY FUND
                              ------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED JULY 31,
                              ------------------------------------------------------------------------------------------------
                                                                1995          1994          1993          1992          1991
                                         1996                 --------      --------      --------      --------      --------
                              --------------------------
                              CLASSIC(b)      PREMIER(b)
NET ASSET VALUE, BEGINNING
 OF PERIOD..................   $  1.000        $  1.000       $  1.000      $  1.000      $  1.000      $  1.000      $  1.000
                              ----------      ----------      --------      --------      --------      --------      --------
INVESTMENT ACTIVITIES
 Net Investment Income......      0.048           0.015          0.048         0.028         0.027         0.041         0.064
                              ----------      ----------      --------      --------      --------      --------      --------
DISTRIBUTIONS
 Net Investment Income......     (0.048)         (0.015)        (0.048)       (0.028)       (0.027)       (0.041)       (0.064)
                              ----------      ----------      --------      --------      --------      --------      --------
NET ASSET VALUE, END OF
 PERIOD.....................   $  1.000        $  1.000       $  1.000      $  1.000      $  1.000      $  1.000      $  1.000
                              ===========     ============    =========     =========     =========     =========     =========
 Total Return...............       4.90%(e)        4.93%          4.90%         2.80%         2.69%         4.15%         6.58%
RATIOS/SUPPLEMENTAL DATA:
 Net Assets at end of period
   (000)....................   $ 12,263        $368,162       $322,939      $300,603      $404,473      $339,666      $343,967
 Ratio of expenses to
   average net assets.......       0.82%(c)        0.71%          0.70%         0.71%         0.72%         0.73%         0.72%
 Ratio of net investment
   income to average net
   assets...................       4.44%(c)        4.82%          4.81%         2.77%         2.66%         4.08%         6.28%
 Ratio of expenses to
   average net assets*......       0.97%(c)          (d)            (d)           (d)           (d)           (d)           (d)
 Ratio of net investment
   income to average net
   assets*..................       4.29%(c)          (d)            (d)           (d)           (d)           (d)           (d)


                                              1988 TO
                                              JULY 31,
                                1990          1989(a)
                              --------      ------------

NET ASSET VALUE, BEGINNING
 OF PERIOD..................  $  1.000        $  1.000
                              --------      ------------
INVESTMENT ACTIVITIES
 Net Investment Income......     0.077           0.075
                              --------      ------------
DISTRIBUTIONS
 Net Investment Income......    (0.077)         (0.075)
                              --------      ------------
NET ASSET VALUE, END OF
 PERIOD.....................  $  1.000        $  1.000
                              =========     =============
 Total Return...............      8.04%           7.75%
RATIOS/SUPPLEMENTAL DATA:
 Net Assets at end of period
   (000)....................  $239,291        $131,956
 Ratio of expenses to
   average net assets.......      0.68%           0.61%(b)
 Ratio of net investment
   income to average net
   assets...................      7.73%           8.31%(b)
 Ratio of expenses to
   average net assets*......      0.73%           0.74%(b)
 Ratio of net investment
   income to average net
   assets*..................      7.68%           8.18%(b)


------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


(a) Period from commencement of operations.


(b) Effective April 1, 1996, the Fund's existing shares, which were previously unclassified, were designated as Premier Shares, and the Fund commenced offering Classic Shares.


(c) Annualized


(d) There were no waivers during the period.


(e) Represents total return for the Premier Shares for the period from August 1, 1995 to March 31, 1996 plus the total return for the Classic Shares for the period from April 1, 1996 to July 31, 1996.

                                                                          TAX EXEMPT FUND
                                  -----------------------------------------------------------------------------------------------
                                                                                                                         JUNE 27,
                                                                 YEAR ENDED JULY 31,                                     1988 TO
                                  ---------------------------------------------------------------------------------      JULY 31,
                                                                 1995       1994       1993       1992       1991        1990(a)
                                             1996               -------    -------    -------    -------    -------      --------
                                  --------------------------
                                  CLASSIC(b)      PREMIER(b)
NET ASSET VALUE, BEGINNING OF
  PERIOD........................   $  1.000        $  1.000     $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000     $  1.000
                                  ----------      ----------    -------    -------    -------    -------    -------     --------
INVESTMENT ACTIVITIES
  Net Investment Income.........      0.031           0.010       0.032      0.019      0.021      0.030      0.046        0.011
                                  ----------      ----------    -------    -------    -------    -------    -------     --------
DISTRIBUTIONS
  Net Investment Income.........     (0.031)         (0.010)     (0.032)    (0.019)    (0.021)    (0.030)    (0.046)      (0.011)
                                  ----------      ----------    -------    -------    -------    -------    -------     --------
NET ASSET VALUE, END OF
  PERIOD........................   $  1.000        $  1.000     $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000     $  1.000
                                   ========       =========     =======    =======    =======    =======    =======      =======
  Total Return..................       3.12%(d)        3.15%       3.22%      1.95%      2.16%      3.12%      4.69%        0.54%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets at end of period
    (000).......................   $ 17,116        $ 43,611     $57,640    $60,923    $48,151    $38,392    $25,400     $ 28,246
  Ratio of expenses to average
    net assets..................       0.68%(c)        0.54%       0.54%      0.57%      0.49%      0.65%      0.52%        0.21%(b)
  Ratio of net investment income
    to average net assets.......       2.82%(c)        3.11%       3.15%      1.93%      2.12%      2.98%      4.59%        5.70%(b)
  Ratio of expenses to average
    net assets*.................       1.03%(c)        0.74%       0.74%      0.77%      0.78%      0.77%      0.77%        0.81%(b)
  Ratio of net investment income
    to average net assets*......       2.47%(c)        2.91%       2.95%      1.73%      1.83%      2.86%      4.34%        5.10%(b)


------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


(a) Period from commencement of operations


(b) Effective April 1, 1996, the Fund's existing shares, which were previously unclassified, were designated as Premier Shares, and the Fund commenced offering Classic Shares.


(c) Annualized


(d) Represents the total return for the Premier Shares for the period from August 1, 1995 to March 31, 1996 plus the total return for the Classic Shares for the period from April 1, 1996 to July 31, 1996.

                       INVESTMENT OBJECTIVES AND POLICIES

  The investment objective of the Prime Obligations Fund and the AmSouth U.S. Treasury Fund is to seek current income with liquidity and stability of principal. The investment objective of the Tax Exempt Fund is to seek as high a level of current interest income exempt from federal income taxes as is consistent with the preservation of capital and relative stability of principal. Although the Prime Obligations Fund and the AmSouth U.S. Treasury Fund have the same investment advisor and the same investment objective, their particular portfolio securities and yield will ordinarily differ due to differences in the types of investments permitted, cash flow, and the availability of particular portfolio investments. Market conditions and interest rates may affect the types and yields of securities held in each Fund. The investment objective of each Money Market Fund is fundamental and may not be changed without a vote of the outstanding Shares of that Fund (as defined below under "GENERAL INFORMATION--Miscellaneous.") There can be, of course, no assurance that any Money Market Fund will achieve its investment objective.

  Changes in prevailing interest rates may affect the yield, and possibly the net asset value, of each Fund. Each of the Money Market Funds invests only in those securities and instruments considered by AmSouth to present minimal credit risks under guidelines established by the Trust's Board of Trustees. All securities or instruments in which each of the Money Market Funds invest have remaining maturities of 397 days or less, although instruments subject to repurchase agreements (and, in the case of the Tax Exempt Fund, certain variable rate and floating rate instruments subject to demand features) may bear longer maturities. The dollar-weighted average maturity of the securities in each Money Market Fund will not exceed 90 days.

  The Tax Exempt Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation. Investment in the Tax Exempt Fund would not be appropriate for tax-deferred plans, such as IRA and Keogh plans. Investors should consult a tax or other financial adviser to determine whether investment in the Tax Exempt Fund would be appropriate.

  THE PRIME OBLIGATIONS FUND invests in U.S. dollar-denominated, high-quality short-term debt instruments. Investments will be limited to those obligations which, at the time of purchase, (i) possess the highest short-term rating from at least two nationally recognized statistical rating organizations (an "NRSRO") (for example, commercial paper rated "A-1" by Standard & Poor's Corporation and "P-1" by Moody's Investors Service, Inc.) or (ii) do not possess a rating (i.e., are unrated) but are determined to be of comparable quality to the rated instruments eligible for purchase by the Fund under the guidelines adopted by the Trustees. The Statement of Additional Information contains further information concerning the rating and other requirements governing the Prime Obligation Fund's investments, including information relating to the treatment of securities subject to a tender or demand feature and securities deemed to possess a rating based on comparable rated securities of the same issuer. The Statement also identifies the NRSROs that may be utilized by AmSouth with respect to portfolio investments for the Fund and provides a description of the relevant ratings assigned by each such NRSRO.

  The Prime Obligations Fund will invest in a variety of U.S. Treasury obligations, differing in their interest rates, maturities, and times of issuance, and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the

Federal Farm Credit Bank or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Prime Obligations Fund will invest in the obligations of such agencies or instrumentalities only when AmSouth believes that the credit risk with respect thereto is minimal.

  The Prime Obligations Fund may invest in bankers' acceptances guaranteed by domestic and foreign banks if at the time of investment the guarantor bank has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements). The Prime Obligations Fund may invest in certificates of deposit and demand and time deposits of domestic and foreign banks and savings and loan associations if (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements) or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

  The Prime Obligations Fund may also invest in Eurodollar Certificates of Deposits ("ECDs") which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs") which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs") which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; and Yankee Certificates of Deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.

  The Prime Obligations Fund will not invest in excess of 10% of its net assets in time deposits, including ETDs and CTDs but not including certificates of deposit, with maturities in excess of seven days which are subject to penalties upon early withdrawal.

  The Prime Obligations Fund may invest in commercial paper (including variable amount master demand notes) issued by U.S. or foreign corporations. The Prime Obligations Fund may also invest in Canadian Commercial Paper ("CCP"), which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

  Variable amount master demand notes in which the Prime Obligations Fund may invest are unsecured demand notes that permit the indebtedness thereunder to vary, and that provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between the Prime Obligations Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Prime Obligations Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as to quality as set forth above for commercial paper. AmSouth will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand. The period of time remaining until the principal amount can be recovered under a variable master demand note may not exceed seven days.

  Investments in ECDs, ETDs, CTDs, Yankee CDs, CCP, and Europaper may subject the Prime Obligations Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of foreign withholding taxes on interest income, possible seizure, currency blockage, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely effect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic branches of U.S. banks. The Prime Obligations Fund will acquire securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers only when AmSouth believes that the risks associated with such instruments are minimal and only when such instruments are denominated and payable in United States dollars.

  The Prime Obligations Fund may invest in funding agreements ("Funding Agreements"), also known as guaranteed investment contracts, issued by insurance companies. Pursuant to such agreements, the Prime Obligations Fund invests an amount of cash with an insurance company and the insurance company credits such investment on a monthly basis with guaranteed interest which is based on an index. The Funding Agreements provide that this guaranteed interest will not be less than a certain minimum rate. The Funding Agreements provide for adjustment of the interest rate monthly and are considered variable rate instruments. The Prime Obligations Fund will only purchase a Funding Agreement (i) when AmSouth has determined, under guidelines established by the Board of Trustees, that the Funding Agreement presents minimal credit risks to the Prime Obligations Fund and is of comparable quality to instruments that are rated high quality by an NRSRO that is not an affiliated person, as defined in the Investment Company Act of 1940, of the issuer, or any insurer, guarantor, or provider of credit support for the instrument and (ii) if it may receive all principal of and accrued interest on a Funding Agreement at any time upon thirty days' written notice. Because the Prime Obligations Fund may not receive the principal amount of a Funding Agreement from the insurance company on seven days' notice or less, the Funding Agreement is considered an illiquid investment, and, together with other instruments in the Fund which are not readily marketable, may not exceed 10% of the Fund's net assets. In determining average weighted portfolio maturity, a Funding Agreement will be deemed to have a maturity equal to 30 days, representing the period of time remaining until the principal amount can be recovered through demand.

  The Prime Obligations Fund may invest in the securities of other money market funds that have similar policies and objectives, invest in securities of equal or higher short-term ratings, and are in compliance with Rule 2a-7 under the Investment Company Act of 1940.

  The Prime Obligations Fund may also invest in short-term municipal obligations.

ASSET-BACKED SECURITIES

  The Prime Obligations Fund may invest in securities backed by automobile receivables and credit-card receivables and other securities backed by other types of receivables.

  Offerings of Certificates for Automobile Receivables ("CARS") are structured either as flow-through grantor trusts or as pay-through notes. CARS structured as flow-through instruments represent ownership interests in a fixed pool of receivables. CARS structured as pay-through notes are debt instruments supported by the cash flows from the underlying assets. CARS may also be structured as securities with fixed payment schedules which are generally issued in multiple-classes. Cash-flow from the underlying receivables is directed first to paying interest and then to retiring principal via paying down the two respective classes of notes sequentially. Cash-flows on fixed-payment CARS are certain, while cash-flows on other types of CARS issues depends on the prepayment rate of the underlying automobile loans. Prepayments of automobile loans are triggered mainly by automobile sales and trade-ins. Many people buy new cars every two or three years, leading to rising prepayment rates as a pool becomes more seasoned.


  Certificates for Amortizing Revolving Debt ("CARDS") represent participation in a fixed pool of credit card accounts. CARDS pay "interest only" for a specified period. The CARDS principal balance remains constant during this period, while any cardholder repayments or new borrowings flow to the issuer's participation. Once the principal amortization phase begins, the balance declines with paydowns on the underlying portfolio. Cash flows on CARDS are certain during the interest-only period. After this initial interest-only period, the cash flow will depend on how fast cardholders repay their borrowings. Historically, monthly cardholder repayment rates have been relatively fast. As a consequence, CARDS amortize rapidly after the end of the interest-only period. During this amortization period, the principal payments on CARDS depend specifically on the method for allocating cardholder repayments to investors. In many cases, the investor's participation is based on the ratio of the CARDS' balance to the total credit card portfolio balance. This ratio can be adjusted monthly or can be based on the balances at the beginning of the amortization period. In some issues, investors are allocated most of the repayments, regardless of the CARDS' balance. This method results in especially fast amortization.


  Credit support for asset-backed securities may be based on the underlying assets or provided by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over collateralization. Asset-backed securities purchased by the Prime Obligations Fund will be subject to the same quality requirements as other securities purchased by the Fund.

  THE AMSOUTH U.S. TREASURY FUND invests exclusively in short-term United States dollar-denominated obligations issued by the U.S. Treasury. Such obligations may include "stripped" U.S. Treasury obligations such as Treasury Receipts issued by the U.S. Treasury representing either future interest or principal payments. Stripped Treasury Securities are sold at a deep discount because the buyer of those securities receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest payments on the security. These securities may exhibit greater price volatility then ordinary debt securities because of the manner in which their principal and interest are returned to investors. Obligations purchased by the AmSouth U.S. Treasury Fund may be subject to repurchase agreements collateralized by the underlying U.S. Treasury obligation.

  THE TAX EXEMPT FUND invests primarily in bonds and notes issued by or on behalf of states (including the District of Columbia), territories, and possessions of the United States and their respective authorities, agencies, instrumentalities, and political subdivisions, the interest on which is both exempt from federal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals ("Municipal Securities") and which generally have remaining maturities of one year or less. The Tax Exempt Fund may also invest up to 10% of the value of its total assets in the securities of money market mutual funds which invest primarily in obligations exempt from federal income tax. The Tax Exempt Fund will incur additional expenses due to the duplication of expenses as a result of investing in securities of such money market mutual funds. Additional restrictions on the Tax Exempt Fund's investments in the securities of such money market funds are contained in the Statement of Additional Information. As a fundamental policy, under normal market conditions at least 80% of the Tax Exempt Fund's total assets will be invested in Municipal Securities and in securities of money market mutual funds which invest primarily in obligations exempt from federal income tax.

  It is a fundamental policy that, under normal market conditions, the Tax Exempt Fund may invest up to 20% of its total assets in obligations, the interest on which is either subject to regular federal income tax or treated as a preference item for purposes of the federal alternative minimum tax for individuals ("Taxable Obligations"). At times,

AmSouth may determine that, because of unstable conditions in the markets for Municipal Securities, pursuing the Tax Exempt Fund's investment objective is inconsistent with the best interests of the Shareholders of the Tax Exempt Fund. At such times, AmSouth may use temporary defensive strategies differing from those designed to achieve the Tax Exempt Fund's investment objective, by increasing the Tax Exempt Fund's holdings in short-term Taxable Obligations to over 20% of the Tax Exempt Fund's total assets and by holding uninvested cash reserves pending investment. Taxable Obligations may include obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit and bankers' acceptances of selected banks, and commercial paper meeting the Tax Exempt Fund's quality standards (as described below) for tax-exempt commercial paper. These obligations are described further in the Statement of Additional Information.

  The Tax Exempt Fund may also invest in private activity bonds ("industrial development bonds" under prior law). Interest on private activity bonds (and industrial development bonds) is fully tax-exempt only if the bonds fall within certain defined categories of qualified private activity bonds and meet the requirements specified in those respective categories. Regardless of whether they qualify for tax-exempt status, private activity bonds may subject both individual and corporate investors to tax liability under the alternative minimum tax. However, private activity bonds will only be considered Municipal Securities for the purposes of this Prospectus if they do not have this effect regarding individuals. For additional information on the federal alternative minimum tax see "DIVIDENDS AND TAXES" below.

  The Tax Exempt Fund will invest only in those Municipal Securities and other obligations in which the Fund may invest which are considered by AmSouth, pursuant to guidelines approved by the Board of Trustees, to present minimal credit risks. In addition, investments will be limited to those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from an NRSRO in the case of single-rated securities or (ii) possess, in the case of multiple-rated securities, one of the two highest short-term ratings by at least two NRSROs; or (iii) do not possess a rating (i.e., are unrated) but are determined by AmSouth to be of comparable quality to the rated instruments eligible for purchase by the Fund under the guidelines adopted by the Trustees. The Statement of Additional Information contains further information concerning the rating and other requirements governing the Tax Exempt Fund's investments, including information relating to the treatment of securities subject to a tender or demand feature and securities deemed to possess a rating based on comparable rated securities of the same issuer. The Statement of Additional Information also identifies the NRSROs that may be utilized by AmSouth with respect to portfolio investments for the Fund and provides a description of the relevant ratings assigned by each such NRSRO.

  The two principal classifications of Municipal Securities which may be held by the Tax Exempt Fund are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities, or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by the Tax Exempt Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

  Municipal Securities in which the Tax Exempt Fund may invest may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality that created the issuer.

  Municipal Securities purchased by the Tax Exempt Fund may include rated and unrated variable and floating rate tax-exempt notes, which may have a stated maturity in excess of one year but which will, in such event, be subject to a demand feature that will permit the Tax Exempt Fund to demand payment of the principal of the note either (i) at any time upon not more than thirty days' notice or (ii) at specified intervals not exceeding one year and upon no more than thirty days' notice. There may be no active secondary market with respect to a particular variable or floating rate note. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Tax Exempt Fund will approximate their par value. The Tax Exempt Fund may acquire zero coupon obligations, which have greater price volatility than coupon obligations and which will not result in the payment of interest until maturity.

  Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Tax Exempt Fund nor its investment advisor will review the proceedings relating to the issuance of Municipal Securities or the basis for such opinions.

  Although the Tax Exempt Fund presently does not intend to do so on a regular basis, it may invest more than 25% of its total assets in Municipal Securities which are related in such a way that an economic, business, or political development or change affecting one such security would likewise affect the other Municipal Securities. Examples of such securities are obligations the repayment of which is dependent upon similar types of projects or projects located in the same state. Such investments would be made only if deemed necessary or appropriate by the Tax Exempt Fund's investment advisor. To the extent that the Tax Exempt Fund's assets are concentrated in Municipal Securities that are so related, the Tax Exempt Fund will be subject to the peculiar risks presented by such Municipal Securities, such as negative developments in a particular industry or state, to a greater extent than it would be if the Tax Exempt Fund's assets were not so concentrated.


  The Tax Exempt Fund may also purchase Municipal Securities on a "when-issued" basis. "When-issued" securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield thereby involving the risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. The Tax Exempt Fund will generally not pay for such securities and no income accrues on the securities until they are received. When the Tax Exempt Fund agrees to purchase securities on a "when-issued" basis, the Trust's custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account. Securities purchased on a "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. The Tax Exempt Fund expects that commitments to purchase "when-issued" securities will not exceed 25% of the value of its total assets under normal market conditions, and that a commitment by the Tax Exempt Fund to purchase "when-issued" securities will not exceed 60 days. In the event its commitments to purchase "when-issued" securities ever exceeded 25% of the value of its total assets, the Tax Exempt Fund's liquidity and the investment advisor's ability to manage it might be adversely affected. The Tax Exempt Fund does not intend to purchase "when-issued" securities for speculative purposes but only for the purpose of acquiring portfolio securities.


  The Tax Exempt Fund may acquire "puts" with respect to Municipal Securities held in its portfolio. Under a put, the Tax Exempt Fund would have the right to sell a specified Municipal Security within a specified period of time at a specified price to a third party. A put would be sold, transferred, or assigned only with the underlying Municipal Security. The Tax Exempt Fund will acquire puts solely to either facilitate portfolio liquidity, shorten the maturity of the underlying Municipal Securities, or permit the investment of the Tax Exempt Fund's funds at a more favorable rate of return. The aggregate price of a security subject to a put may be higher than the price which otherwise would be paid for the security without such an option, thereby increasing the security's cost and reducing its yield.

REPURCHASE AGREEMENTS


  Securities held by the Money Market Funds may be subject to repurchase agreements. If the seller under a repurchase agreement were to default on its repurchase obligation or become insolvent, a Money Market Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Money Market Fund were delayed pending court action. Additionally, if the seller should be involved in bankruptcy or insolvency proceedings, the Money Market Fund may incur delays and costs in selling the underlying security or may suffer a loss of principal and interest if the Money Market Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate. Except as described below under "Investment Restrictions" there is no aggregate limitation on the amount of any Money Market Fund's total assets that may be invested in instruments which are subject to repurchase agreements.


REVERSE REPURCHASE AGREEMENTS

  Each Money Market Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, a Money Market Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Money Market Fund may decline below the price at which the Money Market Fund is obligated to repurchase the securities.

                            INVESTMENT RESTRICTIONS

  Each of the Money Market Funds is subject to a number of investment restrictions that may be changed only by a vote of a majority of the outstanding Shares of that Fund (see "GENERAL INFORMATION--Miscellaneous" in this prospectus).

PRIME OBLIGATIONS FUND

  The Prime Obligations Fund may not:

  1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities if, immediately after such purchase, more than 5% of the value of the Prime Obligations Fund's total assets would be invested in such issuer, except that 25% or less of the value of the Prime Obligations Fund's total assets may be invested without regard to such 5% limitation. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

  2. Purchase any securities which would cause more than 25% of the value of the Prime Obligations Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, bank certificates of deposit or bankers' acceptances issued by a domestic bank or by a U.S. branch of a foreign bank provided that such U.S. branch is subject to the same regulation as United States banks, and repurchase agreements secured by bank instruments or obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly owned finance companies will be consid-ered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

AMSOUTH U.S. TREASURY FUND

  The AmSouth U.S. Treasury Fund may not purchase securities other than bills, notes, and bonds issued by the U.S. Treasury, certain of which securities may be subject to repurchase agreements collateralized by the underlying U.S. Treasury obligation.

TAX EXEMPT FUND

  The Tax Exempt Fund may not:

  1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities if, immediately after such purchase, more than 5% of the value of its total assets would be invested in such issuer (except that up to 25% of the value of the Tax Exempt Fund's total assets may be invested without regard to such 5% limitation). For purposes of this limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security; with respect to a private activity bond that is backed only by the assets and revenues of a non-government user, a security is considered to be issued by such non-governmental user.

  2. Purchase any securities which would cause 25% or more of the Tax Exempt Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided that this limitation shall not apply to Municipal Securities; and provided, further, that for the purpose of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be Municipal Securities.

  3. Acquire a put if, immediately after such acquisition, over 5% of the total amortized cost value of the Tax Exempt Fund's assets would be subject to puts from the same institution (except that (i) up to 25% of the value of the Tax Exempt Fund's total assets may be subject to puts without regard to such 5% limitation and (ii) the 5% limitation is inapplicable to puts that, by their terms, would be readily exercisable in the event of a default in payment of principal or interest on the underlying securities). For the purpose of this investment restriction and investment restriction No. 4 below, a put will be considered to be from the party to whom the Tax Exempt Fund will look for payment of the exercise price.

  4. Acquire a put that, by its terms would be readily exercisable in the event of a default in payment of principal and interest on the underlying security or securities if, immediately after that acquisition, the amortized cost value of the security or securities underlying that put, when aggregated with the amortized cost value of any other securities issued or guaranteed by the issuer of the put, would exceed 10% of the total amortized cost value of the Tax Exempt Fund's assets.

PRIME OBLIGATIONS FUND, AMSOUTH U.S. TREASURY FUND AND TAX EXEMPT FUND

  The Prime Obligations Fund, the AmSouth U.S. Treasury Fund and the Tax Exempt Fund may not:

  1. Borrow money or issue senior securities, except that each Money Market Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of its borrowing. A Money Market Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets.

  2. Make loans, except that each Money Market Fund may purchase or hold debt instruments in accordance with its investment objective and policies, may lend portfolio securities in accordance with its investment objective and policies, and may enter into repurchase agreements.

                              VALUATION OF SHARES

  The net asset value of each of the Prime Obligations Fund and the AmSouth U.S. Treasury Fund is determined and its Shares are priced as of 1:00 p.m. and 4:00 p.m., Eastern Time (the "Valuation Times") on each Business Day of such Fund. The net asset value of the Tax Exempt Fund is determined and its Shares are priced as of 12:00 noon and 4:00 p.m., Eastern Time (the "Valuation Times") on each Business Day of the Fund. As used herein a "Business Day" constitutes any day on which the New York Stock Exchange (the "NYSE") is open for trading and the Federal Reserve Bank of Atlanta is open, except days on which there are not sufficient changes in the value of the Fund's portfolio securities that the Fund's net asset value might be materially affected, or days during which no Shares are tendered for redemption and no orders to purchase Shares are received. Currently, either the NYSE or the Federal Reserve Bank of Atlanta is closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day. Net asset value per Share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to a Money Market Fund, less the liabilities charged to that Fund, by the number of the outstanding Shares of that Fund.

  The assets in each Money Market Fund are valued based upon the amortized cost method. Pursuant to rules and regulations of the Securities and Exchange Commission regarding the use of the amortized cost method, each Money Market Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less. Although the Trust seeks to maintain each Money Market Fund's net asset value per share at $1.00, there can be no assurance that net asset value will not vary.

                       HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR


  Each Money Market Fund has been divided into two classes of Shares ("Premier" Shares and "Classic" Shares). Premier and Classic Shares of a particular Fund represent interests in the same investments and are identical in all respects except that (i) Classic Shares bear the expense of the fee under the Trust's Shareholder Servicing Plan (the "Plan"), which will cause the Classic Shares to have a higher expense ratio and to pay lower dividends than those of the Premier Shares, and (ii) Classic Shares have certain exclusive voting rights with respect to the Plan. The following investors qualify to purchase a Money Market Fund's Premier Shares: (i) investors for whom AmSouth Bancorporation or one of its affiliates acts in a fiduciary, advisory, custodial, agency or similar capacity through an account with the Trust Department of AmSouth Bancorporation or one of its affiliates; (ii) investors who purchase Shares of a Money Market Fund through a payroll deduction plan, a 401(k) plan or a 403(b) plan which by its terms permits purchases of Shares; and (iii) orders placed on behalf of other investment companies distributed by the Distributor and its affiliated companies. All other investors are eligible to purchase Classic Shares only.


  Premier and Classic Shares of the Money Market Funds are sold on a continuous basis by the Trust's distributor, BISYS Fund Services (the "Distributor"). The principal office of the Distributor is 3435 Stelzer Road, Columbus, Ohio 43219. If you wish to purchase Shares, contact the Trust at (800) 451-8382.

PURCHASES OF SHARES

  Shares of the Money Market Funds may be purchased through procedures established by the Distributor in connection with requirements of qualified accounts maintained by or on behalf of certain persons ("Customers") by AmSouth or its correspondent or affiliated banks (collectively, the "Banks"). These procedures may include instructions under which a Customer's account is "swept" automatically no less frequently than weekly and amounts in excess of a minimum amount agreed upon by a Bank and its Customer are invested by the Distributor in Shares of a Money Market Fund.

  PREMIER SHARES

  Premier Shares of the Money Market Funds sold to the Banks acting in a fiduciary, advisory, custodial, or other similar capacity on behalf of Customers will normally be held of record by the Banks. With respect to Shares so sold, it is the responsibility of the particular Bank to transmit purchase or redemption orders to the Distributor and to deliver federal funds for purchase on a timely basis. Beneficial ownership of the Premier Shares will be recorded by the Banks and reflected in the account statements provided by the Banks to Customers.

  CLASSIC SHARES

  Investors may also purchase Classic Shares of a Money Market Fund by completing and signing an Account Registration Form and mailing it, together with a check (or other negotiable bank draft or money order) in at least the minimum initial purchase amount, payable to the Trust, in care of AmSouth Mutual Funds, Department L 1304, Columbus, Ohio 43260-1304. Subsequent purchases of Shares of a Money Market Fund may be made at any time by mailing a check (or other negotiable bank draft or money order) payable to the Trust, to the above address.

  If an Account Registration Form has been previously received by the Distributor, investors may also purchase Shares either by telephone or by wiring funds to the Trust's custodian. Telephone orders may be placed by calling the Trust at (800) 451-8382. Payment for shares ordered by telephone may be made by check or by wiring funds to the Trust's custodian. To make payment by wire, investors must call the Trust at (800) 451-8382 to obtain instructions regarding the bank account number into which the funds should be wired and other pertinent information.

  Investors may also purchase Shares by arranging systematic monthly, bi-monthly or quarterly investments into the Funds with the Trust's Automatic Investment Plan ("AIP"). The minimum investment amounts are $50 per transfer and the maximum amount with respect to any transfer is $100,000. After investors give the Trust proper authorization, their bank accounts, which must be with banks that are members of the Automated Clearing House, will be debited accordingly to purchase Shares. Investors will receive a confirmation from the Trust for every transaction, and a withdrawal will appear on their bank statements.

  To participate in AIP, investors must complete the appropriate sections of the Account Registration form or call for instructions. This form may be obtained by calling the Trust at (800) 451-8382. The amount investors specify will automatically be invested in Shares at the specified Fund's net asset value per Share next determined after the debit is made.

  To change the frequency or amount invested, written instructions must be received by the Trust at least seven Business Days in advance of the next transfer. If the bank or bank account number is changed, instructions must be received by the Trust at least 20 Business Days in advance. In order to change a bank or bank account number, investors also must have their signature guaranteed by a bank, broker, dealer, credit union, securities exchange, securities association, clearing agency or savings association, as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 (an "Eligible Guarantor Institution"). Signature guarantees are described more fully under REDEMPTION BY MAIL below. If there are insufficient funds in the investor's designated bank account to cover the Shares purchased using AIP, the investor's bank may charge the investor a fee or may refuse to honor the transfer instruction (in which case no Fund Shares will be purchased).

  Investors should check with their banks to determine whether they are members of the Automated Clearing House and whether their banks charge a fee for transferring funds through the Automated Clearing House. Expenses incurred by the Funds related to AIP are borne by the Funds and therefore there is no direct charge by the Funds to investors for use of these services.

  The minimum investment is $1,000 for the initial purchase of Classic Shares of a Money Market Fund by an investor. There is no minimum investment for subsequent purchases; however, as described above, the minimum subsequent investment when using AIP is $50 per transfer. The minimum initial investment amount may be waived if purchases are made in connection with Individual Retirement Accounts, Keogh plans or similar plans. For information on IRAs or Keoghs or similar plans, contact AmSouth at (800) 444-4727.

  GENERAL

  Shares of the Money Market Funds are purchased at the appropriate net asset value per Share (see "VALUATION OF SHARES") next determined after receipt by the Distributor of an order in good form to purchase Shares. An order to purchase Shares will be deemed to have been received by the Distributor only when federal funds with respect thereto are available to the Trust's custodian for investment. Federal funds are monies credited to a bank's account within a Federal Reserve Bank. Payment for an order to purchase Shares which is transmitted by federal funds wire will be available the same day for investment by the Trust's custodian, if received prior to the last Valuation Time (see "VALUATION OF SHARES"). Payments transmitted by other means (such as by check drawn on a member of the Federal Reserve System) will normally be converted into federal funds within two banking days after receipt. The Trust strongly recommends that investors of substantial amounts use federal funds to purchase Shares.

  Purchases of Shares of a Money Market Fund will be effected only on a Business Day (as defined in "VALUATION OF SHARES") of such Money Market Fund. An order received prior to a Valuation Time on any Business Day will be executed at the net asset value determined as of the next Valuation Time on the date of receipt. An order received after the last Valuation Time on any Business Day will be executed at the net asset value determined as of the next Valuation Time on the next Business Day. Shares of the Prime Obligations Fund and the AmSouth U.S. Treasury Fund purchased before 1:00 p.m., Eastern Time, begin earning dividends on the same Business Day. Shares of the Tax Exempt Fund purchased before 12:00 noon, Eastern Time, begin earning dividends on the same Business Day. All Shares of a Money Market Fund continue to earn dividends through the day before their redemption.

  There is no sales charge imposed by the Trust in connection with the purchase of Shares in a Money Market Fund. Sales charges apply to purchases of the other Funds of the Trust. Depending upon the terms of a particular Customer account, the Banks may charge a Customer's account fees for automatic investment and other cash management services provided in connection with investment in a Money Market Fund. Information concerning these services and any charges can be obtained from the Banks. This Prospectus should be read in conjunction with any such information received from the Banks.


  The Trust reserves the right to reject any order for the purchase of its Shares in whole or in part, including purchases made with foreign and third party checks.



  Every Shareholder will receive a confirmation of each new transaction in his or her account, which will also show the total number of Shares of the particular Fund owned by the Shareholder. Reports of purchases and redemptions of Shares by Banks on behalf of their Customers will be sent by the Banks to their Customers. Shareholders may rely on these statements in lieu of certificates. Certificates representing Shares will not be issued.

EXCHANGES


  Shareholders may exchange Shares of any Money Market Fund for Shares of any other Money Market Fund which they are eligible to purchase on the basis of the relative net asset value of the Shares exchanged so long as they maintain the respective minimum account balance in each Money Market Fund in which they own Shares. Shareholders may also exchange Shares of a Money Market Fund for Shares of any Fund of the Trust with a sales charge, by paying the applicable sales charge, so long as they maintain the respective minimum account balances in each Fund in which they own Shares. Shares of a Money Market Fund that were acquired through an exchange of Shares of a Fund with respect to which a sales charge was paid may be exchanged for Shares of a Fund with a sales charge without payment of a sales charge provided that a Shareholder may only make such an exchange once during each calendar year and only upon written request of such Shareholder. Shareholders must at the time of purchase provide the Transfer Agent or the Distributor with sufficient information to permit confirmation of qualification.


  An exchange is considered to be a sale of Shares for federal income tax purposes on which a Shareholder may realize a capital gain or loss.

  Before an exchange can be effected, a Shareholder must receive a current prospectus of the Fund into which the Shares are exchanged. An exchange may be made by calling the Trust at (800) 451-8382 or by mailing written instructions to the Trust's transfer agent, BISYS Fund Services Ohio, Inc. ("Transfer Agent"), 3435 Stelzer Road, Columbus, Ohio 43219. Exchange privileges may be exercised only in those states where Shares of such other Funds of the Trust may legally be sold, and may be amended or terminated at any time upon sixty (60) days' notice.


REDEMPTION OF SHARES


  Shares may ordinarily be redeemed by mail or by telephone. However, with respect to investments made on a customer's behalf by certain entities (including the Banks), all or part of a Customer's Shares may be redeemed in accordance with instructions and limitations pertaining to his or her account at a Bank. For example, if a Customer has agreed with a Bank to maintain a minimum balance in his or her account with the Bank, and the balance in that account falls below that minimum, the Customer may be obliged to redeem, or the Bank may redeem for and on behalf of the Customer, all or part of the Customer's Shares of a Fund of the Trust to the extent necessary to maintain the required minimum balance.

REDEMPTION BY MAIL

  A written request for redemption must be received by the Transfer Agent in order to constitute a valid tender for redemption. The Transfer Agent will require a signature guarantee by an eligible guarantor institution. For purposes of this policy, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. The signature guarantee requirement will be waived if the following conditions apply: (1) the redemption check is payable to the Shareholder(s) of record; and (2) the redemption check is mailed to the Shareholder(s) at the address of record or the proceeds are either mailed or wired to a financial institution account previously designated. There is no charge for having redemption requests mailed to a designated bank account.

REDEMPTION BY TELEPHONE

  A Shareholder may have the payment of redemption requests wired or mailed directly to a domestic financial institution account previously designated by the Shareholder on the Account Registration Form. Under most circumstances, such payments will be transmitted on the next Business Day following receipt of a valid request for redemption. Such wire redemption requests may be made by the Shareholder by telephone to the Transfer Agent. The Transfer Agent may reduce the amount of a wire redemption payment from the maximum wire redemption charge of $15.00. Such charge is presently $7.00 for each wire redemption. There is no charge for having payment of redemption requests mailed or sent via the Automated Clearing House to a designated account. For telephone redemptions, call the Trust at (800) 451-8382. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if these procedures are not followed, the Trust may be liable for any losses due to unauthorized or fraudulent instructions. These procedures include recording all phone conversations, sending confirmations to Shareholders within 72 hours of the telephone transaction, verifying the account name and a shareholder's account number or tax identification number and sending redemption proceeds only to the address of record or to a previously authorized account.

DIRECTED DIVIDEND OPTION

  Shareholders can elect to have dividend distributions (capital gains, dividends, dividends and capital gains) paid by check or reinvested within the Fund or reinvested in other AmSouth Mutual Funds of the same shareholder registration without a sales charge. To participate in the Directed Dividend Option, a shareholder must maintain a minimum balance of $1,000 in each Fund into which he or she plans to reinvest dividends.

  The Directed Dividend Option may be modified or terminated without notice. In addition, the Trust may suspend a shareholder's Directed Dividend Option without notice if the account balance is less than the minimum $1,000. Participation in the Option may be terminated or changed by the shareholder at anytime by writing the Distributor. The Directed Dividend Option is not available to participants in an AmSouth Mutual Funds IRA.

CHECK WRITING SERVICE

  A Shareholder may write checks on his or her Fund account for $1,000 or more. Once a Shareholder has signed and returned a signature card, he or she will receive a supply of checks drawn on Huntington National Bank. The check may be made payable to any person, and the Shareholder's account will continue to earn dividends until the check clears. Because of the difficulty of determining in advance the exact value of a Fund account, a Shareholder should not use a check to close his or her account. The Shareholder's account will be charged a fee on stopping payment of a check upon the Shareholder's request or if the check cannot be honored because of insufficient funds or other valid reasons.

PAYMENTS TO SHAREHOLDERS

  Redemption orders are effected at the net asset value per Share next determined after the Shares are properly tendered for redemption, as described above. Payment to Shareholders for Shares redeemed will be made within seven days after receipt by the Transfer Agent of the request for redemption. However, to the greatest extent possible, the Trust will attempt to honor requests from Shareholders for same day payments upon redemption of Shares if the request for redemption is received by the Transfer Agent before 12:00 noon, Eastern Time, on a Business Day or, if the request for redemption is received after 12:00 noon, Eastern Time, to honor requests for payment on the next Business Day, unless it would be disadvantageous to the Trust or the Shareholders of the particular Money Market Fund to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.

  At various times, the Trust may be requested to redeem Shares for which it has not yet received good payment. In such circumstances, the Trust may delay the forwarding of proceeds only until payment has been collected for the purchase of such Shares which may take up to 15 days or more. To avoid delay in payment upon redemption shortly after purchasing Shares, investors should purchase

Shares by certified or bank check or by wire transfer. The Trust intends to pay cash for all Shares redeemed, but under abnormal conditions which make payment in cash unwise, the Trust may make payment wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

  Due to the relatively high cost of handling small investments, the Trust reserves the right to redeem, at net asset value, the Shares of any Shareholder if, because of redemptions of Shares by or on behalf of the Shareholder, the account of such Shareholder in any Money Market Fund has a value of less than $250. Accordingly, an investor purchasing Shares of a Money Market in only the minimum investment amount may be subject to such involuntary redemption if he or she thereafter redeems some of his or her Shares. Before the Trust exercises its right to redeem such Shares and to send the proceeds to the Shareholder, the Shareholder will be given notice that the value of the Shares of a Money Market Fund in his or her account is less than the minimum amount and will be allowed 60 days to make an additional investment in an amount which will increase the value of the account to at least $250.

  See "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION" and "VALUATION--Valuation of the Money Market Funds" in the Statement of Additional Information for examples of when the Trust may suspend the right of redemption or redeem Shares involuntarily if it appears appropriate to do so in light of the Trust's responsibilities under the Investment Company Act of 1940.

                              DIVIDENDS AND TAXES

  The net income of each Money Market Fund is declared daily as a dividend to Shareholders of record at the close of business on the day of declaration. The net income attributable to a Fund's Classic Shares and the dividends payable on Classic Shares will be reduced by the shareholder service fee assessed against such Shares under the Shareholder Servicing Plan (see Administrator and Distributor below). Dividends will generally be paid monthly. Distributable net capital gains (if any) will be distributed at least annually. A Shareholder will automatically receive all income dividends and capital gains distributions in additional full and fractional Shares of the same class at net asset value as of the date of payment unless the Shareholder elects to receive such dividends or distributions in cash. Reinvested dividends receive the same tax treatment as dividends paid in cash. Such election, or any revocation thereof, must be made in writing to the Transfer Agent at 3435 Stelzer Road, Columbus, Ohio 43219, and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent. Dividends are paid in cash not later than seven Business Days after a Shareholder's complete redemption of his or her Shares. Dividends are generally taxable when received. However, dividends declared in October, November, or December to Shareholders of record during those months and paid during the following January are treated for tax purposes as if they were received by each Shareholder on December 31 of the prior year.

  Each Money Market Fund will be treated as a separate entity for federal income tax purposes. Each Money Market Fund intends to qualify for treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). If qualified, a Money Market Fund will not have to pay federal taxes on amounts it distributes to Shareholders. Regulated investment companies are subject to a federal excise tax if they do not distribute their income on a timely basis. Each Money Market Fund intends to avoid paying federal income and excise taxes by timely distributing all its net income and substantially all its net capital gain income. Shareholders will be advised at least annually as to the character for federal income tax purposes of distributions made during the year.

PRIME OBLIGATIONS FUND AND AMSOUTH
U.S. TREASURY FUND

  Dividends will generally be taxable to a Shareholder as ordinary income to the extent of the Shareholder's ratable share of each Fund's earnings and profits as determined for tax purposes. Because all of the net investment income of the Prime Obligations Fund and the AmSouth U.S. Treasury Fund is expected to be interest income, it is anticipated that no distributions will qualify for the dividends received deduction for corporate shareholders. The Prime Obligations Fund and the AmSouth U.S. Treasury Fund do not expect to realize any long-term capital gains and, therefore, do not foresee paying any "capital gains dividends" as described in the Code. Dividends received by a Shareholder that are derived from the AmSouth U.S. Treasury Fund's investments in U.S. government obligations may not be eligible for exemption from state and local taxes even though the income on such investments would have been exempt from state and local taxes if the Shareholder directly held such investments. In addition, the state and local tax exemption for interest earned on U.S. government obligations may not extend to income earned on U.S. government obligations that are subject to a repurchase agreement. Shareholders are advised to consult their own tax advisors concerning their own tax situation and the application of state and local taxes.

TAX EXEMPT FUND

  The Tax Exempt Fund's Shareholders may treat as exempt interest and exclude from gross income for federal income tax purposes dividends derived from net exempt-interest income and designated by the Tax-Exempt Fund as exempt-interest dividends. However, such dividends may be taxable to Shareholders under state or local law as ordinary income even though all or a portion of the amounts may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such taxes.

  Dividends from the Tax Exempt Fund attributable to exempt-interest income may cause the social security and railroad retirement benefits of individual Shareholders to become taxable, or increase the amount that is taxable. Interest on indebtedness incurred by a Shareholder to purchase or carry Shares is not deductible for federal income tax purposes to the extent the Tax Exempt Fund distributes exempt-interest dividends during the Shareholder's taxable year. It is anticipated that distributions from the Tax Exempt Fund will not be eligible for the dividends received deduction for corporate shareholders.

  Gains on the sale of Shares in the Tax Exempt Fund will be subject to federal, state and local taxes. If a Shareholder receives an exempt-interest dividend with respect to any Share of the Fund and such Share is held for six months or less, any loss on the sale or exchange of such Share will be disallowed to the extent of the amount of such exempt-interest dividend.

  To the extent dividends paid to Shareholders are derived from taxable income (for example, from interest on certificates of deposit or repurchase agreements) or from long-term or short-term capital gains, such dividends will be subject to federal income tax and may be subject to state and local tax. A Shareholder should consult his or her own tax advisor for any special advice.

  Dividends attributable to interest on certain private activity bonds issued after August 7, 1986 must be included in alternative minimum taxable income of both individual and corporate Shareholders for the purpose of determining liability (if any) for the applicable alternative minimum tax. All tax-exempt interest dividends are required to be taken into account in calculating the alternative minimum taxable income of corporations.

  Additional information regarding federal taxes is contained in the Statement of Additional Information under "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION--Additional Tax Information" and "Additional Tax Information Concerning the Tax Exempt Fund."

  The foregoing discussion is limited to federal income tax consequences and is based on tax laws and regulations which are in effect as of the date of this Prospectus; such laws and regulations may be changed by legislative or administrative actions. The foregoing is also intended only as a brief summary of some of the important tax considerations generally affecting the Money Market Funds and Shareholders. Potential investors are urged to consult their tax advisors concerning their own tax situations and concerning the application of state and local taxes which may differ from the federal income tax consequences described above.

                       MANAGEMENT OF AMSOUTH MUTUAL FUNDS

TRUSTEES OF THE TRUST

  Overall responsibility for management of the Trust rests with the Board of Trustees of the Trust, who are elected by the Shareholders of the Trust. There are currently six Trustees, two of whom are "interested persons" of the Trust within the meaning of that term under the Investment Company Act of 1940. The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations. The Trustees of the Trust, their current addresses, and principal occupations during the past five years are as follows (if no address is listed, the address is 3435 Stelzer Road, Columbus, Ohio 43219):


                                  POSITION(S) HELD               PRINCIPAL OCCUPATION
       NAME AND ADDRESS            WITH THE TRUST               DURING THE PAST 5 YEARS
------------------------------   ------------------   -------------------------------------------
Dr. Dick D. Briggs, Jr.               Trustee         From 1981 to present, Professor and Vice
459 DER Building                                      Chairman, Department of Medicine,
1808 7th Avenue South                                 University of Alabama at Birmingham School
UAB Medical Center                                    of Medicine; December 1995 to present,
Birmingham, Alabama 35294                             Physician, University of Alabama Health
                                                      Services Foundation; from June 1988 to
                                                      October 1992, President, Chief Executive
                                                      Officer and Medical Director, University of
                                                      Alabama Health Services Foundation
Wendell D. Cleaver                    Trustee         From September 3, 1993 to present, retired;
209 Lakewood Drive, West                              from December, 1988 to August, 1993,
Mobile, Alabama 36608                                 Executive Vice President, Chief Operating
                                                      Officer and Director, Mobile Gas Service
                                                      Corporation
J. David Huber*                   Chairman of the     From June 1987 to present, employee of
                                 Board of Trustees    BISYS Fund Services, Limited Partnership
Sean M. Kelly*                      Trustee and       From 1993 to present, Senior Vice President
150 2nd Avenue North,                President        of Client Services of BISYS Fund Services;
Suite 1170                                            prior to 1993, Senior Vice President of
St. Petersburg, Florida 33701                         Concord Financial Group (now BISYS Fund
                                                      Services)
Homer H. Turner, Jr.                  Trustee         From June 1991 to present, retired; until
729 Cary Drive                                        June 1991, Vice President, Birmingham
Auburn, Alabama 36830                                 Division, Alabama Power Company
James H. Woodward, Jr.                Trustee         From 1996 to present, Trustee of The
The University of North                               Sessions Group; from July 1989 to present,
  Carolina at Charlotte                               Chancellor, The University of North
Charlotte, North Carolina                             Carolina at Charlotte; until July 1989,
28223                                                 Senior Vice President, University College,
                                                      University of Alabama at Birmingham


------------
  * Indicates an "interested person" of the Trust as defined in the Investment Company Act of 1940.

  The Trustees receive fees and are reimbursed for expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of BISYS Fund Services, or BISYS Fund Services Ohio, Inc. receives any compensation from the Trust for acting as a Trustee. The officers of the Trust (see the Statement of Additional Information) receive no compensation directly from the Trust for performing the duties of their offices. BISYS Fund Services receives fees from the Trust for acting as Administrator and BISYS Fund Services Ohio, Inc. receives fees from the Trust for acting as Transfer Agent for and for providing fund accounting services to the Trust. Messrs. Huber and Kelly are officers and employees of BISYS Fund Services.


INVESTMENT ADVISOR

  AmSouth is the investment advisor of each Fund of the Trust. AmSouth is the principal bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-south region. AmSouth Bancorporation reported assets as of December 31, 1995 of $17.7 billion and operated 273 banking offices in Alabama, Florida, Georgia and Tennessee. AmSouth has provided investment management services through its Trust Investment Department since 1915. As of December 31, 1995, AmSouth and its affiliates had over $6.8 billion in assets under discretionary management and provided custody services for an additional $12.5 billion in securities. AmSouth is the largest provider of trust services in Alabama. AmSouth serves as administrator for over $12 billion in bond issues, and its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests.

  Subject to the general supervision of the Trust's Board of Trustees and in accordance with the respective investment objectives and restrictions of the Money Market Funds, AmSouth manages the Money Market Funds, makes decisions with respect to and places orders for all purchases and sales of their investment securities, and maintains their records relating to such purchases and sales.

  Under an investment advisory agreement between the Trust and AmSouth, the fee payable to AmSouth by each Money Market Fund for investment advisory services is the lesser of (a) a fee computed daily and paid monthly at the annual rate of forty one-hundredths of one percent (.40%) of such Money Market Fund's average daily net assets or (b) such fee as may from time to time be agreed upon in writing by the Trust and AmSouth. A fee agreed to in writing from time to time by the Trust and AmSouth may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Money Market Fund's expenses and increase the net income of the Fund during the period when such lower fee is in effect.


  During the Trust's fiscal year ended July 31, 1996, AmSouth received investment advisory fees amounting to .40% of the Prime Obligation Fund's average net assets, .40% of the AmSouth U.S. Treasury Fund's average net assets and .20% of the Tax Exempt Fund's average net assets, after voluntary fee reductions with respect to the Tax Exempt Fund.


ADMINISTRATOR AND DISTRIBUTOR


  ASO Services Company ("ASO") is the administrator for each Fund of the Trust, and BISYS Fund Services ("BISYS") acts as the Trust's principal underwriter and distributor (the "Administrator" and the "Distributor," respectively). ASO is a wholly owned subsidiary of BISYS. BISYS is a subsidiary of The BISYS Group, Inc., 150 Clove Road, Little Falls, New Jersey 07424, a publicly owned company engaged in information processing, loan servicing and 401(k) administration and recordkeeping services to and through banking and other financial organizations.


  The Administrator generally assists in all aspects of the Money Market Funds' administration and operation. Under a management and administration agreement between the Trust and the Administrator, the fee payable by each Money Market Fund to the Administrator for administration services is the lesser of (a) a fee computed at the annual rate of twenty one-hundredths of one percent (.20%) of such Money Market Fund's average daily net assets or (b) such fee as may from time to time be agreed upon by the Trust and the Administrator. A fee agreed to from time to time by the Trust and the Administrator may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Money Market Fund's expenses and increase the net income of the Fund during the period when such lower fee is in effect.



  The Distributor, at its expense, will provide additional compensation to dealers in connection with sales of Shares of any of the Funds. Such compensation will include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more Funds of the Trust, and/or other dealer-sponsored special events. In some instances, this compensation will be made available only to certain dealers whose representatives have sold a significant amount of such Shares. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to location within or outside the United States for meetings or seminars of a business nature. Compensation will also include the following types of non-cash compensation offered through sales contests: (1) vacation trips, including the provision of travel arrangements and lodging at luxury resorts at an exotic location, (2) tickets for entertainment events (such as concerts, cruises and sporting events) and (3) merchandise (such as clothing, trophies, clocks and pens). Dealers may not use sales of a Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by any Fund or its Shareholders.



  ASO succeeded BISYS as Administrator on April 1, 1996. During the Trust's fiscal year ended July 31, 1996, BISYS and ASO received administration fees amounting to 0.20% of each Money Market Fund's average net assets.



  The Trust has adopted a Shareholder Servicing Plan permitting payment of compensation to financial institutions that agree to provide certain administrative support services for their customers or account holders. Each Money Market Fund has entered into a specific arrangement with BISYS for the provision of such services by BISYS, and reimburses BISYS for its cost of providing these services, subject to a maximum annual rate of twenty-five one-hundredths of one percent (0.25%) of the average daily net assets of the Classic Shares of each Money Market Fund.



SUB-ADMINISTRATORS



  Effective August 1, 1995, AmSouth became the Sub-Administrator to the Trust. Pursuant to its current agreement with the Administrator, AmSouth has assumed certain of the Administrator's duties, for which AmSouth receives a fee, paid by the Administrator, calculated at an annual rate of up to ten one-hundredths of one percent (.10%) of each Fund's average net assets.



  Effective April 1, 1996, BISYS Fund Services was retained by the Administrator as Sub-Administrator to the Trust. Pursuant to its agreement with the Administrator, BISYS is entitled to compensation as mutually agreed from time to time by it and the Administrator.


EXPENSES

  AmSouth and the Administrator each bear all expenses in connection with the performance of their services as Investment Advisor and Administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for a Money Market Fund. No Money Market Fund will bear, directly or indirectly, the cost of any activity primarily intended to result in the distribution of Shares of such Money Market Fund; such costs will be borne by the Distributor.

BANKING LAWS

  AmSouth believes that it possesses the legal authority to perform the investment advisory services for the Money Market Funds contemplated by its investment advisory agreement with the Trust and described in this Prospectus without violation of applicable banking laws and regulations, and has so represented in its investment advisory agreement with the Trust. Future changes in federal or state statutes and regulations relating to permissible activities of banks or bank holding companies and their subsidiaries and affiliates as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could change the manner in which AmSouth could continue to perform such services for the Trust. See "MANAGEMENT OF THE TRUST--Glass Steagall Act" in the Statement of Additional Information for further discussion of applicable banking laws and regulations.

                              GENERAL INFORMATION

DESCRIPTION OF THE TRUST AND ITS SHARES


  The Trust was organized as a Massachusetts business trust on October 1, 1987. The Trust has an unlimited number of authorized shares of beneficial interest which may, without shareholder approval, be divided into an unlimited number of series of such shares, and which are presently divided into eleven series of shares, one for each of the following Funds: the AmSouth Prime Obligations Fund, the AmSouth U.S. Treasury Fund, the AmSouth Tax Exempt Fund, the AmSouth Equity Fund, the AmSouth Regional Equity Fund, the AmSouth Bond Fund, the AmSouth Municipal Bond Fund, the AmSouth Limited Maturity Fund, the AmSouth Balanced Fund, the AmSouth Government Income Fund, and the AmSouth Florida Tax-Free Fund. Each Fund, except the AmSouth Florida Tax-Free Fund, is a diversified fund under the Investment Company Act of 1940, as amended. Each Share represents an equal proportionate interest in a Fund with other Shares of the same series, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared at the discretion of the Trustees (see "Miscellaneous" below).


  Shares of the Trust are entitled to one vote per share (with proportional voting for fractional shares) on such matters as Shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of one or more series or class, then only Shareholders of such series or class shall be entitled to vote thereon, and
(iii) only the holders of Classic Shares will be entitled to vote on matters submitted to Shareholder vote with regard to the Shareholder Servicing Plan.

  Overall responsibility for the management of the Trust is vested in the Board of Trustees. See "MANAGEMENT OF AmSouth Mutual Funds-- Trustees of the Trust." Individual Trustees are elected by the Shareholders and may be removed by the Board of Trustees or Shareholders at a meeting held for such purpose in accordance with the provisions of the Declaration of Trust and the By-laws of the Trust and Massachusetts law. See "ADDITIONAL INFORMATION--Miscellaneous" in the Statement of Additional Information for further information.


  The Trust believes that as of November 16, 1996, AmSouth Bank of Alabama, 1901 Sixth Avenue North, Birmingham, AL 35203, was the Shareholder of record of 92.56% of the outstanding shares of the Premier Class of the Prime Obligations Fund, 97.56% of the outstanding shares of the Premier Class of AmSouth U.S. Treasury Fund, and 98.46% of the outstanding shares of the Premier Class Tax Exempt Fund. As of November 16, 1996, AmSouth was the beneficial owner of approximately 59.83% of the outstanding shares of the Premier Class of the Prime Obligations Fund, 72.76% of the outstanding Shares of the Premier Class of the AmSouth U.S.

Treasury Fund, and 74.73% of the outstanding shares of the Premier Class of the Tax Exempt Fund, and may be deemed to be a "controlling person" of each of the Prime Obligations Fund, AmSouth U.S. Treasury Fund and the Tax Exempt Fund within the meaning of the Investment Company Act of 1940.


CUSTODIAN


  It is expected that AmSouth Bank of Alabama will become custodian for the Trust in the second calendar quarter of 1997. Until that time, Union Bank of California, N.A. will serve as custodian for the Trust.


TRANSFER AGENT AND FUND ACCOUNTING SERVICES

  BISYS Fund Services Ohio, Inc. serves as transfer agent for and provides fund accounting services to the Trust.

PERFORMANCE INFORMATION

  From time to time, the Money Market Funds' annualized "yield" and "effective yield" and total return may be presented in advertisements and sales literature.


  The "yield" of a Money Market Fund is based upon the income earned by the Money Market Fund over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and is stated as a percentage of the investment. The "effective yield" of a Money Market Fund is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Shares of the Fund and thus compounded in the course of a 52-week period. The effective yield will be higher than the yield because of the compounding effect of this assumed reinvestment.


  The Tax Exempt Fund may also present its "tax equivalent yield" and "tax equivalent effective yield" which reflect the amount of income subject to federal income taxation that a taxpayer in a stated tax bracket would have to earn in order to obtain the same after-tax income as that derived from the yield and effective yield, respectively, of the Tax Exempt Fund. The tax equivalent yield and tax equivalent effective yield will be significantly higher than the yield and effective yield of the Tax Exempt Fund.

  Total return is calculated for the past year and the period since the establishment of a Money Market Fund. Average annual total return is measured by comparing the value of an investment in a Money Market Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the result. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized.

  Investors may also judge the performance of each Money Market Fund by comparing its performance to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and data such as that provided by Lipper Analytical Services, Inc. and Donoghue's MONEY FUND REPORT. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, Ibbotson Associates, Inc., Morningstar, Inc., CDA/Wiesenberger, Pensions and Investments, U.S.A. Today and local newspapers and periodicals. Such publications may refer to Classic Shares as Class A Shares and Premier Shares as Class Y Shares. In addition to performance information, general information about these Funds that appears in a publication such as those mentioned above may be included in advertisements, sales literature and in reports to Shareholders. Additional performance information is contained in the Trust's Annual Report, which is available free of charge by calling the number on the front page of the prospectus.

  Information about performance of a Money Market Fund is based on the Money Market Fund's record up to a certain date and is not intended to indicate future performance. Yield and total return of any investment is generally a function of portfolio quality and maturity, type of investments and operating expenses. Yields and total return of each Money Market Fund will fluctuate. Any fees charged by the Banks to their customers in connection with investment in a Money Market Fund are not reflected in the Fund's performance information.

MISCELLANEOUS

  Shareholders will receive unaudited semi-annual reports and annual reports audited by independent public accountants.

  As used in this Prospectus and in the Statement of Additional Information, "assets belonging to a Fund" means the consideration received by the Trust upon the issuance or sale of Shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund by the Trust's Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. It is anticipated that the factor that will be used by the Board of Trustees in making allocations of general assets to particular Funds will be the relative net assets of the respective Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses in respect of that Fund, and with a share of the general liabilities and expenses of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative net assets of the respective Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Trust to particular Funds will be determined by the Board of Trustees of the Trust and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees of the Trust as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive.

  As used in this Prospectus and in the Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Trust or a particular Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Trust or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the Shareholders of record of the Trust or such Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Trust or such Fund.

  Under Massachusetts law, Shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims Shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in every agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any Shareholder of such Fund held liable on account of being or having been a Shareholder. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations.

  Inquiries regarding the Trust may be directed in writing to the Trust at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free (800) 451-8382.

                              AMSOUTH MUTUAL FUNDS

                                 [AMSOUTH LOGO]
                            AMSOUTH BANK OF ALABAMA
                               Investment Advisor


                                     MONEY
                                     MARKET
                                     FUNDS


                                    AMSOUTH
                                  MUTUAL FUNDS

                                Not FDIC Insured

                        BISYS FUND SERVICES, DISTRIBUTOR
                       Prospectus dated November 30, 1996

CROSS REFERENCE SHEET

Part A

Form N-1A Item No.                             Prospectus Caption

                       PROSPECTUS FOR AMSOUTH EQUITY FUND

             AMSOUTH REGIONAL EQUITY FUND AND AMSOUTH BALANCED FUND

1.  Cover Page ..............................  Cover Page

2.  Synopsis ................................  Fee Table

3.  Condensed Financial Information .........  Financial Highlights


4.  General Description of Registrant .......  The Trust; Investment Objective
                                               and Policies; Investment
                                               Restrictions; General Information -
                                               Description of the Trust and Its
                                               Shares

5.  Management of the Fund ..................  Management of AmSouth Mutual
                                               Funds; General Information -
                                               Custodian and Transfer Agent

6.  Capital Stock and Other Securities ......  The Trust; How to Purchase and
                                               Redeem Shares; Dividends and
                                               Taxes; General Information -
                                               Description of the Trust and Its
                                               Shares; General Information -
                                               Miscellaneous
7.  Purchase of Securities
    Being Offered ...........................  Valuation of Shares; How to
                                               Purchase and Redeem Shares

8.  Redemption or Repurchase ................  How to Purchase and Redeem
                                               Shares

9.  Legal Proceedings .......................  Inapplicable

                              AMSOUTH MUTUAL FUNDS
                           CAPITAL APPRECIATION FUNDS


3435 Stelzer Road                                                       For current yield, purchase, and redemption
Columbus, Ohio 43219                                                    information, call (800) 451-8382


    The AmSouth Capital Appreciation Funds (the "Capital Appreciation Funds") are three of eleven series of units of beneficial interest ("Shares") each representing interests in one of eleven separate investment funds (the "Funds") of AmSouth Mutual Funds (the "Trust"), an open-end management investment company. Each of the Capital Appreciation Funds has a different investment objective and the net asset value per share of each Capital Appreciation Fund will fluctuate as the value of such Capital Appreciation Fund's investment portfolio changes in response to changing market conditions and other factors.



    AMSOUTH EQUITY FUND (the "Equity Fund") seeks growth of capital by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks. The production of income is an incidental objective. AmSouth Bank of Alabama, Birmingham, Alabama ("AmSouth"), the Capital Appreciation Funds' investment advisor, will seek opportunities for the Equity Fund in securities that are believed to represent investment value. (See "INVESTMENT OBJECTIVES AND POLICIES.")


    AMSOUTH REGIONAL EQUITY FUND (the "Regional Equity Fund") seeks growth of capital by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks, of companies headquartered in the Southern Region of the United States. The Southern Region of the United States includes Alabama, Florida, Georgia, Louisiana, Mississippi, North Carolina, South Carolina, Tennessee and Virginia. The production of income is an incidental objective. AmSouth will seek opportunities for the Regional Equity Fund in securities that are believed to represent investment value. (See "INVESTMENT OBJECTIVES AND POLICIES.")

    AMSOUTH BALANCED FUND (the "Balanced Fund") seeks to obtain long-term capital growth and produce a reasonable amount of current income through a moderately aggressive investment strategy. The Balanced Fund seeks to achieve this objective by investing in a broadly diversified portfolio of securities, including common stocks, preferred stocks and bonds. AmSouth will seek opportunities for the Balanced Fund in securities that are believed to represent investment value. (See "INVESTMENT OBJECTIVES AND POLICIES.")


    AmSouth Bank of Alabama, Birmingham, Alabama ("AmSouth"), acts as the investment advisor to each Capital Appreciation Fund. BISYS Fund Services, Limited Partnership ("BISYS Fund Services") Columbus, Ohio, acts as the Capital Appreciation Funds' distributor.



    This Prospectus relates only to the Capital Appreciation Funds. Interested persons who wish to obtain a copy of the prospectuses of the AmSouth Prime Obligations Fund, the AmSouth U.S. Treasury Fund, and the AmSouth Tax Exempt Fund (the "Money Market Funds"); the AmSouth Bond Fund, the AmSouth Limited Maturity Fund, and the AmSouth Government Income Fund, the AmSouth Municipal Bond Fund, and the AmSouth Florida Tax-Free Fund (the "Income Funds") may contact the Trust's distributor at the telephone number shown above. Additional information about the Capital Appreciation Funds, contained in a Statement of Additional Information, has been filed with the Securities and Exchange Commission and is available upon request without charge by writing to the Trust at its address or by calling the Trust at the telephone number shown above. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference in its entirety into this Prospectus.



    This Prospectus sets forth concisely the information about the Capital Appreciation Funds that a prospective investor ought to know before investing. Investors should read this Prospectus and retain it for future reference.


THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED
   BY AMSOUTH OR ANY OF ITS AFFILIATES. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR BY ANY OTHER AGENCY. AN INVESTMENT IN THE TRUST'S SHARES INVOLVES
                 INVESTMENT RISKS, INCLUDING LOSS OF PRINCIPAL.

                            ------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("COMMISSION") OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR
      ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.

                            ------------------------


               The date of this prospectus is November 30, 1996.

                                   FEE TABLE


                                                                                              REGIONAL
                                                                                    EQUITY     EQUITY     BALANCED
                                                                                     FUND       FUND        FUND
                                                                                    ------    --------    --------
SHAREHOLDER TRANSACTION EXPENSES(1)
    Maximum Sales Load Imposed on Purchases (as a percentage of offering
     price)......................................................................    4.50%      4.50%       4.50%
    Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of
      offering price)............................................................       0%         0%          0%
    Deferred Sales Load (as a percentage of original purchase price or redemption
      proceeds, as applicable)...................................................       0%         0%          0%
    Redemption Fees (as a percentage of amount redeemed, if applicable)(2).......       0%         0%          0%
    Exchange Fee.................................................................      $0         $0          $0
ANNUAL FUND OPERATING EXPENSES
 (as a percentage of net assets)
    Management Fees..............................................................    0.80%      0.80%       0.80%(3)
    12b-1 Fees...................................................................     .00%       .00%        .00%
    Other Expenses (After Voluntary Fee Reduction)(4)............................    0.22%      0.25%       0.24%
                                                                                    ------      -----     --------
    Total Fund Operating Expenses (After Voluntary Fee Reductions)(5)............    1.02%      1.05%       1.04%(3)
                                                                                    ======    =======     ========
EXAMPLE
    You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period.



                                                                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                            ------    -------    -------    --------
Equity Fund..............................................................    $55        $76       $  99       $164
Regional Equity Fund.....................................................    $55        $77       $ 100       $167
Balanced Fund............................................................    $55        $77       $ 100       $166


------------
(1) AmSouth Bank of Alabama and its correspondent or affiliated banks may charge a Customer's (as defined in the Prospectus) account fees for automatic investment and other cash management services provided in connection with investment in the Funds. (See "HOW TO PURCHASE AND REDEEM SHARES--Purchases of Shares.")

(2) A wire redemption charge is deducted from the amount of a wire redemption payment made at the request of a shareholder. (See "HOW TO PURCHASE AND REDEEM SHARES--Redemption by Telephone.")


(3) Amounts have been restated to reflect current fees.


(4) Absent the voluntary reduction of administration fees, Other Expenses would be 0.31% for the Equity Fund, 0.33% for the Regional Equity Fund and 0.31% for the Balanced Fund.


(5) Absent the voluntary reduction of administration fees, Total Fund Operating Expenses would be 1.11% for the Equity Fund 1.13% for the Regional Equity Fund, and 1.11% for the Balanced Fund.



  The purpose of the table above is to assist an investor in the Fund in understanding the various costs and expenses that an investor in a Capital Appreciation Fund will bear directly or indirectly. See "MANAGEMENT OF AMSOUTH MUTUAL FUNDS" for a more complete discussion of annual operating expenses of the Capital Appreciation Funds. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS


  The table below sets forth certain financial information concerning the investment results for the Capital Appreciation Funds for the periods indicated. This information has been derived from financial statements audited by Coopers & Lybrand L.L.P., independent accountants for the Trust, whose report thereon is included in the Statement of Additional Information. Further financial data is included in the Statement of Additional Information.



                                                                            EQUITY FUND
                                      ----------------------------------------------------------------------------------------
                                                                                                                   DECEMBER 1,
                                                                YEAR ENDED JULY 31,                                  1988 TO
                                      ------------------------------------------------------------------------      JULY 31,
                                        1996       1995       1994       1993       1992      1991      1990         1989(A)
                                      --------   --------   --------   --------   --------   -------   -------     -----------
NET ASSET VALUE, BEGINNING OF
  PERIOD............................  $  16.75   $  14.82   $  14.38   $  13.40   $  12.57   $ 11.99   $ 12.18       $ 10.00
                                      --------   --------   --------   --------   --------
INVESTMENT ACTIVITIES
  Net Investment income.............      0.33       0.33       0.28       0.28       0.32      0.36      0.37          0.22
  Net realized and unrealized gains
    on investments..................      1.48       2.39       0.83       1.48       1.20      0.61     (0.17)         2.16
                                      --------   --------   --------   --------   --------
  Total from Investment
    Activities......................      1.81       2.72       1.11       1.76       1.52      0.97      0.20          2.38
                                      --------   --------   --------   --------   --------
DISTRIBUTIONS
  Net investment income.............     (0.33)     (0.32)     (0.28)     (0.29)     (0.33)    (0.37)    (0.35)        (0.20)
  Net realized gains................     (0.61)     (0.47)     (0.39)     (0.49)     (0.36)    (0.02)    (0.04)
                                      --------   --------   --------   --------   --------
  Total Distributions...............     (0.94)     (0.79)     (0.67)     (0.78)     (0.69)    (0.39)    (0.39)        (0.20)
                                      --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD......  $  17.62   $  16.75   $  14.82   $  14.38   $  13.40   $ 12.57   $ 11.99       $ 12.18
                                      ========   ========   ========   ========   ========
  Total Return (Excluding
    Sales Charge)...................     11.09%     19.27%      7.90%     13.81%     12.94%     8.46%     1.66%        24.06%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets at end of period
    (000)...........................  $374,622   $275,757   $205,611   $153,074   $107,934   $32,406   $14,383       $ 5,476
  Ratio of expenses to average
    net assets......................      1.02%      1.03%      0.94%      0.95%      1.01%     1.15%     1.11%         1.16%(b)
  Ratio of net investment income to
    average net assets..............      1.86%      2.17%      1.93%      2.08%      2.50%     3.16%     3.16%         2.91%(b)
  Ratio of expenses to average
    net assets*.....................      1.11%      1.11%      1.11%      1.13%      1.15%     1.26%     1.41%         2.34%(b)
  Ratio of net investment income to
    average net assets*.............      1.77%      2.09%      1.76%      1.90%      2.36%     3.04%     2.86%         1.73%(b)
PORTFOLIO TURNOVER..................     19.11%     19.46%     11.37%     15.12%    113.12%    15.78%    14.89%         4.03%
  Average commission rate(c)........  $ 0.0700


------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


(a) Period from commencement of operations.


(b) Annualized.


(c) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

                                                                           REGIONAL EQUITY FUND
                                             ---------------------------------------------------------------------------------
                                                                                                                   DECEMBER 1,
                                                                    YEAR ENDED JULY 31,                              1988 TO
                                             -----------------------------------------------------------------      JULY 31,
                                              1996      1995      1994      1993      1992      1991     1990        1989(A)
                                             -------   -------   -------   -------   -------   ------   ------     -----------
NET ASSET VALUE, BEGINNING OF PERIOD.......  $ 18.94   $ 16.68   $ 16.74   $ 14.86   $ 13.44   $12.45   $11.64       $ 10.00
                                             -------   -------   -------   -------   -------   ------   ------      --------
INVESTMENT ACTIVITIES
  Net Investment income....................     0.26      0.23      0.23      0.19      0.23     0.26     0.23          0.14
  Net realized and unrealized gains
    on investments.........................     2.20      2.26      0.58      2.09      2.34     1.20     0.84          1.64
                                             -------   -------   -------   -------   -------   ------   ------      --------
  Total from Investment Activities.........     2.46      2.49      0.81      2.28      2.57     1.46     1.07          1.78
                                             -------   -------   -------   -------   -------   ------   ------      --------
DISTRIBUTIONS
  Net investment income....................    (0.26)    (0.23)    (0.23)    (0.20)    (0.23)   (0.26)   (0.22)        (0.14)
  Net realized gains.......................    (0.19)       --     (0.41)    (0.20)    (0.92)   (0.21)   (0.04)
  In excess of net realized gains..........                        (0.23)
                                             -------   -------   -------   -------   -------   ------   ------      --------
  Total Distributions......................    (0.45)    (0.23)    (0.87)    (0.40)    (1.15)   (0.47)   (0.26)        (0.14)
                                             -------   -------   -------   -------   -------   ------   ------      --------
NET ASSET VALUE, END OF PERIOD.............  $ 20.95   $ 18.94   $ 16.68   $ 16.74   $ 14.86   $13.44   $12.45       $ 11.64
                                             =======   =======   =======   =======   =======   ======   ======      ========
  Total Return (Excluding Sales Charge)....    13.10%    15.10%     4.87%    15.53%    20.66%   12.52%    9.41%        17.79%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets at end of period (000)........  $93,584   $68,501   $54,744   $41,347   $15,707   $7,853   $3,161       $ 2,523
  Ratio of expenses to average net
    assets.................................     1.05%     1.07%     0.79%     0.80%     0.91%    0.79%    1.22%         1.41%(b)
  Ratio of net investment income to average
    net assets.............................     1.30%     1.35%     1.36%     1.17%     1.61%    2.21%    1.92%         1.98%(b)
  Ratio of expenses to average net
    assets*................................     1.13%     1.15%     1.24%     1.28%     1.36%    1.58%    2.32%         2.65%(b)
  Ratio of net investment income to average
    net assets*............................     1.22%     1.27%     0.90%     0.69%     1.16%    1.42%    0.82%         0.74%(b)
PORTFOLIO TURNOVER.........................     8.22%    14.25%     5.83%    10.22%    24.99%   14.41%   14.00%         1.13%
  Average commission rate paid(c)..........  $0.0827


------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


(a) Period from commencement of operations.


(b) Annualized.


(c) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

                                                                               BALANCED FUND
                                                      ----------------------------------------------------------------
                                                                                                          DECEMBER 19,
                                                                    YEAR ENDED JULY 31,                     1991 TO
                                                      -----------------------------------------------       JULY 31,
                                                        1996         1995         1994         1993         1992(a)
                                                      --------     --------     --------     --------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD................  $  12.76     $  11.81     $  11.86     $  11.12       $  10.00
                                                      --------     --------     --------     --------       --------
INVESTMENT ACTIVITIES
  Net Investment income.............................      0.47         0.47         0.42         0.44           0.27
  Net realized and unrealized gains on
    investments.....................................      0.58         1.24         0.18         0.80           1.09
                                                      --------     --------     --------     --------       --------
  Total from Investment Activities..................      1.05         1.71         0.60         1.24           1.36
                                                      --------     --------     --------     --------       --------
DISTRIBUTIONS
  Net investment income.............................     (0.47)       (0.46)       (0.42)       (0.45)         (0.24)
  Net realized gains................................     (0.31)       (0.30)       (0.23)       (0.05)
                                                      --------     --------     --------     --------       --------
  Total Distributions...............................     (0.78)       (0.76)       (0.65)       (0.50)         (0.24)
                                                      --------     --------     --------     --------       --------
NET ASSET VALUE, END OF PERIOD......................  $  13.03     $  12.76     $  11.81     $  11.86       $  11.12
                                                      ========     ========     ========     ========       ========
  Total Return (Excluding Sales Charge).............      8.37%       15.27%        5.13%       11.47%         13.71%(c)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets at end of period (000).................  $338,425     $295,509     $236,306     $179,134       $143,813
  Ratio of expenses to average net assets...........      0.98%        0.94%        0.84%        0.84%          0.83%(b)
  Ratio of net investment income to average net
    assets..........................................      3.61%        3.91%        3.56%        3.90%          4.45%(b)
  Ratio of expenses to average net assets*..........      1.11%        1.12%        1.11%        1.12%          1.17%(b)
  Ratio of net investment income to average net
    assets*.........................................      3.48%        3.73%        3.28%        3.62%          4.10%(b)
PORTFOLIO TURNOVER..................................     20.47%       16.97%       14.43%       11.09%         23.18%
  Average commission rate paid(d)...................    0.0773

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.
(b) Annualized.

(c) Not annualized.


(d) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.


                       INVESTMENT OBJECTIVES AND POLICIES


  THE EQUITY FUND AND THE REGIONAL EQUITY FUND seek capital growth by investing primarily in a diversified portfolio of common stock and securities convertible into common stock, such as convertible bonds and convertible preferred stock. In the case of the Regional Equity Fund, such securities must be issued by companies headquartered in the Southern Region of the United States which includes Alabama, Florida, Georgia, Louisiana, Mississippi, North Carolina, South Carolina, Tennessee and Virginia. The production of current income is an incidental objective of both the Equity Fund and the Regional Equity Fund.


  THE BALANCED FUND seeks to obtain long-term capital growth and produce a reasonable amount of current income through a moderately aggressive investment strategy. The Balanced Fund seeks to achieve this objective by investing in a broadly diversified portfolio of securities, including common stocks, preferred stocks and bonds.


  The investment objective of a Capital Appreciation Fund may not be changed without a majority of the outstanding shares of that Fund (as defined in "GENERAL INFORMATION--Miscellaneous"). There can be no assurance that the investment objectives of any of the Capital Appreciation Funds will be achieved.



  As investment advisor to the Equity, Regional Equity, and Balanced Funds, AmSouth will seek to invest in equity securities which are believed to represent investment value. Factors which AmSouth may consider in selecting equity securities include industry and company fundamentals, historical price relationships, and/or underlying asset value. The Equity Fund will invest primarily in domestic and foreign companies, and the Regional Equity Fund and the Balanced Fund will invest principally in domestic companies, in each case in a variety of industries.



  As investment adviser to the Equity, Regional Equity, and Balanced Funds, AmSouth will use a variety of economic projections, technical analysis, and earnings projections in formulating individual stock purchase and sale decisions. AmSouth will select investments that it believes have basic investment value which will eventually be recognized by other investors, thus increasing their value to the Funds. In the selection of the investments for the Equity, Regional Equity, and Balanced Funds, AmSouth may therefore be making investment decisions which could be contrary to the present expectations of other professional investors. These decisions may involve greater risks compared to other mutual funds, of either (a) more accurate assessment by other investors, in which case losses may be incurred by a Fund, or (b) long delay in investor recognition of the accuracy of the investment decisions of a Fund, in which case invested capital of a Capital Appreciation Fund in an individual security or group of securities may not appreciate for an extended period.



  The equity securities in which the Capital Appreciation Funds may invest may be subject to wider fluctuations in value than some other forms of investment. Depending upon the performance of a Capital Appreciation Fund's investments, the net asset value per Share of such Fund may decrease instead of increase.


  The portion of the Balanced Fund's assets invested in equity and debt securities will vary in accordance with economic conditions, the general level of common stock prices, interest rates and other relevant considerations, including the risks associated with each investment medium. Although the Balanced Fund seeks to reduce the risks associated with any one investment medium by utilizing a variety of investments, performance will depend upon additional factors such as timing and mix and the ability of AmSouth to judge and react to changing market conditions.


  Each Capital Appreciation Fund may provide current income. Because the Balanced Fund will invest in both debt and equity securities, the Balanced Fund is expected to produce a higher level of current income than the Equity Fund and the Regional Equity Fund. The current income provided by each of the Capital Appreciation Funds is likely to be less than income produced by income funds.



  Most companies in which the Equity, Regional Equity and Balanced Funds will invest will be listed on national securities exchanges.


  THE EQUITY FUND will normally invest at least 80% of the value of its total assets in common stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks, believed by AmSouth to be undervalued. Under normal market conditions, the Equity Fund may also invest up to 20% of the value of its total assets in preferred stocks, corporate bonds, notes, and warrants, obligations with maturities of 12 months or less such as commercial paper (including variable amount master demand notes), bankers' acceptances, certificates of deposit, repurchase agreements, money market mutual funds, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and demand and time deposits of domestic and foreign banks and savings and loan associations. The Equity Fund will not invest more than 15% of its net assets in time deposits with maturities in excess of seven days which are subject to penalties upon early withdrawal. If deemed appropriate for temporary defensive purposes, the Equity Fund may increase its holdings in short-term obligations to over 20% of its total assets and may also hold uninvested cash pending investment. The Fund may also write covered call options. See "Options".


  THE REGIONAL EQUITY FUND will normally invest at least 65% of the value of its total assets in common stocks and securities convertible into common stocks believed by AmSouth to be undervalued of companies headquartered in the Southern Region as defined above. Under normal market conditions, the Regional Equity Fund may also invest up to 35% of the value of its total assets in common stock and securities convertible into common stock of companies headquartered outside the Southern Region, preferred stocks, corporate bonds, notes, and warrants, obligations with maturities of 12 months or less such as commercial paper (including variable amount master demand notes), bankers' acceptances, certificates of deposit, repurchase agreements, money market mutual funds, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and demand and time deposits of domestic and foreign banks and savings and loan associations. The Regional Equity Fund will not invest more than 15% of its net assets in time deposits with maturities in excess of seven days which are subject to penalties upon early withdrawal. If deemed appropriate for temporary defensive purposes, the Regional Equity Fund may increase its holdings in short-term obligations to over 35% of its total assets and may also hold uninvested cash pending investment. The Regional Equity Fund may also write covered call options. See "Options".


  The Regional Equity Fund will normally invest at least 65% of the value of its total assets in common stock and securities convertible into common stock of companies headquartered in the Southern Region. There can be no assurance that the economy of the Southern Region or the companies headquartered in the Southern Region will grow in the future or that a company headquartered in the Southern Region whose assets, revenues or employees are located substantially outside of the Southern Region will share in any economic growth of the Southern Region. Additionally, any localized negative economic factors or possible physical disasters in the Southern Region area could have a much greater impact on the Regional Equity Fund's assets than on similar funds whose investments are geographically more diverse.

  THE BALANCED FUND will normally invest in equity securities consisting of common stocks but may also invest in other equity-type securities such as warrants, preferred stocks and convertible debt instruments. The Fund's equity investments will be in companies with a favorable outlook and believed by AmSouth to be undervalued. The Balanced Fund's debt securities will consist of securities such as bonds, notes, debentures and money market instruments. The average dollar-weighted portfolio maturity of debt securities held by the Balanced Fund will vary according to market conditions and interest rate cycles and will range between 1 year and

30 years under normal market conditions. The Balanced Fund's debt securities will consist of high grade securities, which are those securities rated in one of the three highest rating categories by a nationally recognized statistical rating organization (an "NRSRO") at the time of purchase, or if not rated, found the by the investment advisor under guidelines established by the Trust's Board of Trustees to be of comparable quality. (For a further description of these bond ratings, see the Appendix to the Trust's Statement of Additional Information.) In the event that the rating of any debt securities held by the Balanced Fund falls below the third highest by an NRSRO the Fund will not be obligated to dispose of such obligations and may continue to hold such obligations if, in the opinion of AmSouth, such investment is considered appropriate under the circumstances.

  It is a fundamental policy of the Balanced Fund that it will invest at least 25% of its total assets in fixed-income securities. For this purpose, fixed-income securities include debt securities, preferred stock and that portion of the value of securities convertible into common stock, including convertible preferred stock and convertible debt, which is attributable to the fixed-income characteristics of those securities.

FOREIGN INVESTMENTS


  Each of the Capital Appreciation Funds may invest in foreign securities through the purchase of American Depository Receipts or the purchase of securities on the Toronto Stock Exchange, but will not do so if immediately after a purchase and as a result of the purchase the total value of such foreign securities owned by such Fund would exceed 25% (20% for the Balanced Fund) of the value of the total assets of such Fund. Each of the Capital Appreciation Funds may also invest in securities issued by foreign branches of U.S. banks and foreign banks and in Canadian Commercial Paper and Europaper. Investment in foreign securities is subject to special risks, such as future adverse political and economic developments, possible seizure, currency blockage, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source and the adoption of other foreign governmental restrictions. Additional risks include currency exchange risks, less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore less liquidity and greater price volatility than U.S. securities, and the risk that custodian and brokerage costs may be higher.


WHEN-ISSUED SECURITIES


  Each of the Capital Appreciation Funds may also purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield, and thereby involve a risk that the yield obtained in the transaction will be less than those available in the market when delivery takes place. The Capital Appreciation Funds will generally not pay for such securities or start earning interest on them until they are received. When a Capital Appreciation Fund agrees to purchase securities on a "when-issued" basis, the Trust's custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account. Securities purchased on a "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Each of the Capital Appreciation Funds expects that commitments to purchase "when-issued" securities will not exceed 25% of the value of its total assets under normal market conditions, and that a commitment to purchase "when-issued" securities will not exceed 60 days. In the event its commitment to purchase "when-issued" securities ever exceeded 25% of the value of its total assets, a Capital Appreciation Fund's liquidity and the investment advisor's ability to manage it might be adversely affected. The Capital Appreciation Funds do not intend to purchase "when-issued" securities for speculative purposes, but only for the purpose of acquiring portfolio securities.

OPTIONS


  Each of the Capital Appreciation Funds may engage in writing call options from time to time as AmSouth deems to be appropriate. Options are written solely as covered call options (options on securities owned by the Fund). Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. In order to close out an option position, a Capital Appreciation Fund will enter into a "closing purchase transaction" --the purchase of a call option on the same security with the same exercise price and expiration date as any call option which it may previously have written on any particular securities. When the portfolio security is sold, the Capital Appreciation Fund effects a closing purchase transaction so as to close out any existing call option on that security. If the Capital Appreciation Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or the Capital Appreciation Fund delivers the underlying security upon exercise. When writing a covered call option, a Capital Appreciation Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline.


  The Balanced Fund may purchase put options from time to time as AmSouth deems to be appropriate. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. Puts may be acquired by the Balanced Fund to facilitate the liquidity of the portfolio assets. Puts may also be used to facilitate the reinvestment of assets at a rate of return more favorable than that of the underlying security. The Balanced Fund may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities. The amount payable to the Balanced Fund upon its exercise of a "put" is normally (i) the Balanced Fund's acquisition cost of the securities subject to the put (excluding any accrued interest which the Fund paid on the acquisition), less any amortized market premium or plus any accreted market or original issue discount during the period the Balanced Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. The Balanced Fund will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities). The Balanced Fund intends to enter into puts only with dealers, banks, and broker-dealers which, in the Investment Advisor's opinion, present minimal credit risks.

REPURCHASE AGREEMENTS


  Securities held by the Capital Appreciation Funds may be subject to repurchase agreements. If the seller under a repurchase agreement were to default on its repurchase obligation or become insolvent, the Capital Appreciation Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Capital Appreciation Fund were delayed pending court action. Additionally, if the seller should be involved in bankruptcy or insolvency proceedings, the Capital Appreciation Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Capital Appreciation Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.


REVERSE REPURCHASE AGREEMENTS


  Each of the Capital Appreciation Funds may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, a Capital Appreciation Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Capital Appreciation Fund may decline below the price at which the Fund is obligated to repurchase the securities.


OTHER INVESTMENT PRACTICES


  Each Capital Appreciation Fund may invest up to 5% of the value of its total assets in the securities of any one money market mutual fund including Shares of the AmSouth Prime Obligations Fund and the AmSouth U.S. Treasury Fund (the "AmSouth Money Market Funds"), provided that no more than 10% of a Capital Appreciation Fund's total assets may be invested in the securities of money market mutual funds in the aggregate. In order to avoid the imposition of additional fees as a result of investments by the Capital Appreciation Funds in the AmSouth Money Market Funds, the Investment Advisor and the Administrator will reduce that portion of their usual service fees from each Capital Appreciation Fund by an amount equal to their service fees from the AmSouth Money Market Funds that are attributable to those Capital Appreciation Fund investments. The Investment Advisor and the Administrator will promptly forward such fees to the Capital Appreciation Funds. Each Capital Appreciation Fund will incur additional expenses due to the duplication of expenses as a result of investing in securities of other unaffiliated money market mutual funds. Additional restrictions regarding the Capital Appreciation Funds' investments in the securities of an unaffiliated money market fund and/or the AmSouth Prime Obligations Fund and the AmSouth U.S. Treasury Fund are contained in the Statement of Additional Information.



  In order to generate additional income, each Capital Appreciation Fund may, from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. While the lending of securities may subject a Capital Appreciation Fund to certain risks, such as delays or the inability to regain the securities in the event the borrower were to default on its lending agreement or enter into bankruptcy, the Capital Appreciation Fund will receive 100% collateral in the form of cash or U.S. Government securities. This collateral will be valued daily by AmSouth and should the market value of the loaned securities increase, the borrower will furnish additional collateral to the Capital Appreciation Fund. During the time portfolio securities are on loan, the borrower pays the Capital Appreciation Fund any dividends or interest paid on such securities. Loans are subject to termination by the Capital Appreciation Funds or the borrower at any time. While the Capital Appreciation Funds do not have the right to vote securities on loan, the Capital Appreciation Funds intend to terminate the loan and regain the right to vote if that is considered important with respect to the investment. The Capital Appreciation Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which AmSouth has determined are creditworthy under guidelines established by the Trust's Board of Trustees.



  Each Capital Appreciation Fund may engage in the technique of short-term trading. Such trading involves the selling of securities held for a short time, ranging from several months to less than a day. The object of such shortterm trading is to increase the potential for capital appreciation and/or income of the Capital Appreciation Fund in order to take advantage of what AmSouth believes are changes in market, industry or individual company conditions or outlook. Any such trading would increase the turnover rate of a Capital Appreciation Fund and its transaction costs.



  The portfolio turnover of each Capital Appreciation Fund may vary greatly from year to year as well as within a particular year. High turnover rates will generally result in higher transaction costs and higher levels of taxable realized gains to the Fund's shareholders. The portfolio turnover rate for the fiscal year ended July 31, 1996, was 19.11% for the Equity Fund; 8.22% for the Regional Equity Fund; and for the Balanced Fund, 13.65% for the common stock portion of its portfolio and 6.82% for the fixed income portion of its portfolio.

                            INVESTMENT RESTRICTIONS


  Each of the Capital Appreciation Funds is subject to a number of investment restrictions that may be changed only by a vote of a majority of the outstanding shares of that Fund (see "GENERAL INFORMATION--Miscellaneous" in this prospectus).



  No Capital Appreciation Fund may:



  1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of such Capital Appreciation Fund's total assets would be invested in such issuer, or such Capital Appreciation Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of each Capital Appreciation Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.



  2. Purchase any securities which would cause 25% or more of the value of such Capital Appreciation Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.



  3. Borrow money or issue senior securities, except that each Capital Appreciation Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of such Capital Appreciation Fund's total assets at the time of its borrowing. A Capital Appreciation Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.



  4. Make loans, except that each Capital Appreciation Fund may purchase or hold debt securities and lend portfolio securities in accordance with its investment objective and policies, and may enter into repurchase agreements.


                              VALUATION OF SHARES


  The net asset value of each Capital Appreciation Fund is determined and its Shares are priced as of 4:00 p.m., Eastern Time (the "Valuation Time") on each Business Day of such Fund. As used herein a "Business Day" constitutes any day on which the New York Stock Exchange (the "NYSE") is open for trading and the Federal Reserve Bank of Atlanta is open, except days on which there are not sufficient changes in the value of the Fund's portfolio securities that the Fund's net asset value might be materially affected, or days during which no Shares are tendered for redemption and no orders to purchase Shares are received. Currently, either the NYSE or the Federal Reserve Bank of Atlanta is closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day. Net asset value per Share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to

a

Capital Appreciation Fund, less the liabilities charged to that Fund, by the number of the outstanding Shares of that Fund. The net asset value per Share of each Capital Appreciation Fund will fluctuate as the value of its investment portfolio changes.



  The securities in each Capital Appreciation Fund will be valued at market value. If market quotations are not available, the securities will be valued by a method which the Board of Trustees of the Trust believes accurately reflects fair value. For further information about valuation of investments in the Capital Appreciation Funds, see the Statement of Additional Information.


                       HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR


  Shares in each of the Capital Appreciation Funds are sold on a continuous basis by the Trust's distributor, BISYS Fund Services (the "Distributor"). The principal office of the Distributor is 3435 Stelzer Road, Columbus, Ohio 43219. If you wish to purchase Shares, contact the Trust at
(800) 451-8382.


PURCHASES OF SHARES


  Shares of the Capital Appreciation Funds may be purchased through procedures established by the Distributor in connection with requirements of qualified accounts maintained by or on behalf of certain persons ("Customers") by AmSouth or its correspondent or affiliated banks (collectively, the "Banks"). These procedures may include instructions under which a Customer's account is "swept" automatically no less frequently than weekly and amounts in excess of a minimum amount agreed upon by a Bank and its Customer are invested by the Distributor in Shares of the Capital Appreciation Funds. These procedures may also include transactions whereby AmSouth as agent purchases Shares of the Capital Appreciation Funds in amounts that correspond to the market value of securities sold to the Capital Appreciation Funds by AmSouth as agent.


  Shares of the Trust sold to the Banks acting in a fiduciary, advisory, custodial, agency, or other similar capacity on behalf of Customers will normally be held of record by the Banks. With respect to Shares so sold, it is the responsibility of the particular Bank to transmit purchase or redemption orders to the Distributor and to deliver federal funds for purchase on a timely basis. Beneficial ownership of the Shares will be recorded by the Banks and reflected in the account statements provided by the Banks to Customers.


  Investors may also purchase Shares of a Capital Appreciation Fund by completing and signing an Account Registration Form and mailing it, together with a check (or other negotiable bank draft or money order) in at least the minimum initial purchase amount, payable to the Trust, in care of AmSouth Mutual Funds, Department L1304,
Columbus, Ohio 43260-1304. Subsequent purchases of Shares of a Capital Appreciation Fund may be made at any time by mailing a check (or other negotiable bank draft or money order) payable to the Trust, to the above address.


  If an Account Registration Form has been previously received by the Distributor, investors may also purchase Shares either by telephone or by wiring funds to the Trust's custodian. Telephone orders may be placed by calling the Trust at
(800) 451-8382. Payment for Shares ordered by telephone may be made by check and must be received by the Trust's custodian within seven days of the telephone order. If payment is not received within seven days or a check timely received does not clear, the purchase will be cancelled and the investor could be liable for any losses or fees incurred. In the case of purchases of Shares effected by wiring funds to the Trust's custodian, investors must call the Trust at (800) 451-8382 to obtain instructions regarding the bank account number into which the funds should be wired and other pertinent information.

  Investors may also purchase Shares by arranging systematic monthly, bi-monthly or quarterly investments into the Funds with the Trust's Automatic Investment Plan ("AIP"). The minimum investment amounts are $50 per transfer and the maximum amount with respect to any transfer is $100,000. After investors give the Trust proper authorization, their bank accounts, which must be with banks that are members of the Automated Clearing House, will be debited accordingly to purchase Shares. Investors will receive a confirmation from the Trust for every transaction, and a withdrawal will appear on their bank statements.

  To participate in AIP, investors must complete the appropriate sections of the Account Registration form or call for instructions. This form may be obtained by calling the Trust at (800) 451-8382. The amount investors specify will automatically be invested in Shares at the specified Fund's public offering price per Share next determined after the debit is made.

  To change the frequency or amount invested, written instructions must be received by the Trust at least seven Business Days in advance of the next transfer. If the bank or bank account number is changed, instructions must be received by the Trust at least 20 Business Days in advance. In order to change a bank or bank account number, investors also must have their signature guaranteed by a bank, broker, dealer, credit union, securities exchange, securities association, clearing agency or savings association, as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 (an "Eligible Guarantor Institution"). Signature guarantees are described more fully under "REDEMPTION BY MAIL" below. If there are insufficient funds in the investor's designated bank account to cover the Shares purchased using AIP, the investor's bank may charge the investor a fee or may refuse to honor the transfer instruction (in which case no Fund Shares will be purchased).

  Investors should check with their banks to determine whether they are members of the Automated Clearing House and whether their banks charge a fee for transferring funds through the Automated Clearing House. Expenses incurred by the Funds related to AIP are borne by the Funds and therefore there is no direct charge by the Funds to investors for use of these services.


  Shares of each Capital Appreciation Fund are purchased at the public offering price per Share, which is the net asset value per Share (see "VALUATION OF SHARES") next determined after receipt by the Distributor of an order in good form to purchase Shares plus the applicable sales charge as described below. Purchases of Shares of a Capital Appreciation Fund will be effected only on a Business Day (as defined in "VALUATION OF SHARES") of such Fund. An order received prior to the Valuation Time on any Business Day will be executed based on the net asset value determined as of the Valuation Time on the date of receipt. An order received after the Valuation Time on any Business Day will be executed based on the net asset value determined as of the next Business Day.



  In case of orders for the purchase of Shares placed through a broker-dealer, the applicable public offering price will be calculated with reference to the net asset value as so determined, but only if the broker-dealer receives the order prior to the Valuation Time for that day and transmits it to the Distributor prior to its close of business that same day (normally 4:00 p.m. Eastern Time). The broker-dealer is responsible for transmitting such orders by 4:00 p.m. If the broker-dealer fails to do so, the investor's right to that day's closing price must be settled between the investor and the broker-dealer.



  The minimum investment is $1,000 for the initial purchase of Shares of a Capital Appreciation Fund by an investor. There is no minimum investment for subsequent purchases; however, as described above, the minimum subsequent investment when using AIP is $50 per transfer. The minimum initial investment amount may be waived if purchases are made in connection with Individual Retirement Accounts, Keogh plans or similar plans. For information on

IRAs or Keoghs or similar plans, contact AmSouth at (800) 444-4727.


  Depending upon the terms of a particular Customer account, the Banks may charge a Customer's account fees for automatic investment and other cash management services provided in connection with investment in the Capital Appreciation Funds. Information concerning these services and any charges can be obtained from the Banks. This Prospectus should be read in conjunction with any such information received from the Banks.


  The Trust reserves the right to reject any order for the purchase of its Shares in whole or in part, including purchases made with foreign and third party checks.

  Every Shareholder will receive a confirmation of each new transaction in his or her account, which will also show the total number of Shares of the particular Fund owned by the Shareholder. Reports of purchases and redemptions of Shares by Banks on behalf of their Customers will be sent by the Banks to their Customers. Shareholders may rely on these statements in lieu of certificates. Certificates representing Shares will not be issued.

SALES CHARGE


  The public offering price of a share of a Capital Appreciation Fund equals its net asset value plus a sales charge. BISYS Fund Services receives this sales charge as Distributor and may re-allow a portion of it as dealer discounts and brokerage commissions. However, BISYS Fund Services, at its sole discretion, may pay certain dealers all or part of the portion of the sales charges it receives. A broker or dealer who receives a reallowance in excess of 90% of the sales charge may be deemed to be an "underwriter" for purposes of the Securities Act of 1933.


                                                      SALES CHARGE AS                          DEALER
                                                      A PERCENTAGE OF   SALES CHARGE AS       ALLOWANCE
                                                        NET AMOUNT      A PERCENTAGE OF    AS A PERCENTAGE
                 AMOUNT OF PURCHASE                      INVESTED       OFFERING PRICE    OF OFFERING PRICE
----------------------------------------------------  ---------------   ---------------   -----------------
Less than $50,000...................................       4.71%             4.50%              4.05%
$50,000 but less than $100,000......................       4.17%             4.00%              3.60%
$100,000 but less than $250,000.....................       3.09%             3.00%              2.70%
$250,000 but less than $500,000.....................       2.04%             2.00%              1.80%
$500,000 but less than $1,000,000...................       1.01%             1.00%               .90%
$1,000,000 or more..................................         -0-               -0-                -0-

  From time to time dealers who receive dealer discounts and broker commissions from the Distributor may reallow all or a portion of such dealer discounts and broker commissions to other dealers or brokers. The Distributor, at its expense, will also provide additional compensation to dealers in connection with sales of Shares of any of the Funds. Such compensation will include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more Funds of the Trust, and/or other dealer-sponsored special events. In some instances, this compensation will be made available only to certain dealers whose representatives have sold a significant amount of such Shares. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to location within or outside the United States for meetings or seminars of a business nature. Compensation will also include the following types of non-cash compensation offered through sales contests: (1) vacation trips, including the provision of travel arrangements and lodging at luxury resorts at an exotic location, (2) tickets for entertainment events (such as concerts, cruises and sporting events) and (3) merchandise (such as clothing, trophies, clocks and pens). Dealers may not use sales of a Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by any Fund or its Shareholders.

  The sales charges set forth in the table above are applicable to purchases made at one time by any purchaser (a "Purchaser"), which includes: (i) an individual, his or her spouse and children under the age of 21; (ii) a trustee or other fiduciary of a single trust estate or single fiduciary account; or
(iii) any other organized group of persons, whether incorporated or not, provided that such organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company. In order to qualify for a lower sales charge, all orders from a Purchaser will have to be placed through a single investment dealer and identified at the time of purchase as originating from the same Purchaser, although such orders may be placed into more than one discrete account which identifies the Purchasers.

SALES CHARGE WAIVERS


  The following classes of investors may purchase Shares of a Capital Appreciation Fund with no sales charge in the manner described below (which may be changed or eliminated at any time by the Distributor):



  (1) Existing Shareholders of a Capital Appreciation Fund upon the reinvestment of dividend and capital gain distributions;


  (2) Officers, trustees, directors, employees and retired employees of the Trust, AmSouth Bancorporation and its affiliates, and BISYS Fund Services and its affiliates (and spouses and children of each of the foregoing);


  (3) Investors for whom AmSouth Bancorporation or one of its affiliates acts in a fiduciary, advisory, custodial, agency or similar capacity through an account with the Trust Department of AmSouth Bancorporation or one or its affiliates;



  (4) Investors who purchase Shares of a Capital Appreciation Fund through a 401(k) plan or a 403(b) plan which by its terms permits purchases of Shares;



  (5) Employees (and their spouses and children under the age of 21) of any broker-dealer with which the Distributor enters into a dealer agreement to sell Shares of the Funds;



  (6) Orders placed on behalf of other investment companies distributed by the Distributor and its affiliated companies; and



  (7) Investors who purchase Shares of a Capital Appreciation Fund through certain broker-dealers, registered investment advisers and other financial institutions that have entered into an agreement with the Distributor, which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account," asset allocation or a similar program under which such clients pay a fee to such broker-dealer, registered investment advisor or other financial institution.



  From time to time, for special promotional purposes, the Distributor may offer special concessions to enable investors to purchase shares of a Fund offered by the Trust at net asset value without payment of a front-end charge. To qualify for a net asset value purchase, the investor must pay for such purchase with the proceeds from the redemption of shares of a non-affiliated mutual fund on which a front-end sales charge was paid. A qualifying purchase of shares must occur within 30 days of prior redemption and must be evidenced by a confirmation of the redemption transaction. At the time of purchase, the investment representative must notify the Distributor that the purchase qualifies for a purchase at net asset value and provide sufficient information to permit confirmation of qualification. Proceeds from the redemption of shares on which no front-end sales charge was paid do not qualify for a purchase at net asset value.



  The Distributor may also periodically waive the sales charge for all investors with respect to any Capital Appreciation Fund.

LETTER OF INTENT


  By checking the Letter of Intent box on the account application, a shareholder becomes eligible for reduced sales charges applicable to the total amount invested in shares of a Capital Appreciation Fund over a 13-month period (beginning up to 90 days prior to the date indicated on the account application). The Trust's Transfer Agent will hold in escrow 5% of the amount indicated for payment of the higher sales charge if a shareholder does not purchase the full amount indicated on the account application. Upon completion of the total minimum investment specified on the account application, the escrow will be released, and an adjustment will be made to reflect any reduced sales charge applicable to shares purchased during the 90-day period prior to submission of the account application. Additionally, if the total purchases within the 13-month period exceed the amount specified, an adjustment will be made to reflect further reduced sales charges applicable to such purchases. All such adjustments will be made at the conclusion of the 13-month period in the form of additional shares credited to the shareholder's account at the then current Public Offering Price applicable to a single purchase of the total amount of the total purchases. If total purchases are less than the amount specified, escrowed shares may be involuntarily redeemed to pay the additional sales charge. Checking a Letter of Intent box does not bind an investor to purchase, or the Fund to sell, the full amount indicated at the sales load in effect at the time of signing, but an investor must complete the intended purchase to obtain the reduced sales load.


  For further information about Letters of Intent, interested investors should contact the Trust at (800) 451-8382. This program, however, may be modified or eliminated at any time or from time to time by the Distributor without notice.

CONCURRENT PURCHASES AND RIGHT OF ACCUMULATION


  A Purchaser may qualify for a reduced sales charge by combining concurrent purchases of Shares of a Capital Appreciation Fund and one or more of the other Funds of the Trust sold with a sales charge or by combining a current purchase of Shares of a Capital Appreciation Fund with prior purchases of Shares of any Fund of the Trust sold subject to a sales charge. The applicable sales charge is based on the sum of (i) the Purchaser's current purchase of shares of any Fund sold with a sales charge plus (ii) the then current net asset value of all Shares held by the Purchaser in any Fund sold with a sales charge. To receive the applicable public offering price pursuant to the right of accumulation Shareholders must at the time of purchase provide the Transfer Agent or the Distributor with sufficient information to permit confirmation of qualification. Accumulation privileges may be amended or terminated without notice at any time by the Distributor.


EXCHANGE PRIVILEGE


  Shareholders may exchange Shares of any Capital Appreciation Fund on the basis of the relative net asset value of the Shares exchanged, without payment of a sales charge, for Shares of any other Fund of the Trust so long as they maintain the respective minimum account balance in each Fund in which they own Shares. Shareholders may exchange Shares of a Fund without a sales charge for Shares of a Fund with a sales charge, by paying the applicable sales charge, so long as they maintain the respective minimum account balances in each Fund in which they own Shares. Shares of a Fund without a sales charge that were acquired through an exchange of Shares of a Fund with respect to which a sales charge was paid may be exchanged for Shares of a Fund with a sales charge without payment of a sales charge provided that such an exchange may only be made once during each calendar year and only upon the written request of a Shareholder. Shareholders must at the time of purchase provide the Transfer Agent or the Distributor with sufficient information to permit confirmation of qualification.



  An exchange is considered to be a sale of Shares for federal income tax purposes on which a Shareholder may realize a capital gain or loss. In general, if a Shareholder exchanges Capital Appreciation Fund Shares for Shares of another Fund without paying a sales charge, the gain or loss on the sale of the Capital Appreciation Fund Shares will be calculated without taking into account the sales charge paid on the Capital Appreciation Fund Shares if the Shares were held less than 91 days. The sales charge will instead be added to the basis of the Fund Shares acquired in the exchange. The application of this rule will increase the gain or reduce the loss that the Shareholder would otherwise recognize on the exchange of the Shares of the Capital Appreciation Fund.


  Before an exchange can be effected, a Shareholder must receive a current prospectus of the Fund into which the Shares are exchanged. An exchange may be made by calling the Trust at (800) 451-8382 or by mailing written instructions to the Transfer Agent. Exchange privileges may be exercised only in those states where Shares of such other Funds of the Trust may legally be sold, and may be amended or terminated at any time upon sixty (60) days' notice.

  The Trust's exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Trust and increase transaction costs, the Trust has established a policy of limiting excessive exchange activity. Exchange activity will not be deemed excessive if limited to four substantive exchange redemptions from a Fund during any calendar year.

DIRECTED DIVIDEND OPTION

  Shareholders can elect to have dividend distributions (capital gains, dividends, dividends and capital gains) paid by check or reinvested within the Fund or reinvested in other AmSouth Mutual Funds of the same shareholder registration without a sales charge. To participate in the Directed Dividend Option, a shareholder must maintain a minimum balance of $1,000 in each Fund into which he or she plans to reinvest dividends.

  The Directed Dividend Option may be modified or terminated without notice. In addition, the Trust may suspend a shareholder's Directed Dividend Option without notice if the account balance is less than the minimum $1,000. Participation in the Option may be terminated or changed by the shareholder at anytime by writing the Distributor. The Directed Dividend Option is not available to participants in an AmSouth Mutual Funds IRA.

REDEMPTION OF SHARES

  Shares may ordinarily be redeemed by mail or by telephone. However, all or part of a Customer's Shares may be redeemed in accordance with instructions and limitations pertaining to his or her account at a Bank.

REDEMPTION BY MAIL

  A written request for redemption must be received by the Transfer Agent in order to constitute a valid tender for redemption. The Transfer Agent will require a signature guarantee by an eligible guarantor institution. For purposes of this policy, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. The signature guarantee requirement will be waived if the following conditions apply: (1) the redemption check is payable to the Shareholder(s) of record; and (2) the redemption check is mailed to the Shareholder(s) at the address of record or the proceeds are either mailed or wired to a financial institution account previously designated. There is no charge for having redemption requests mailed to a designated bank account.

REDEMPTION BY TELEPHONE

  A Shareholder may have the payment of redemption requests wired or mailed directly to a domestic commercial bank account previously designated by the Shareholder on the Account Registration Form. Under most circumstances, such payments will be transmitted on the next Business Day following receipt of a valid request for redemption. Such wire redemption requests may be made by the Shareholder by telephone to the Transfer Agent. The Transfer Agent may reduce the amount of a wire redemption payment from the maximum wire redemption charge of $15.00. Such charge is presently $7.00 for each wire redemption. There is no charge for having payment of redemption requests mailed or sent via Automated Clearing House to a designated bank account. For telephone redemptions, call the Trust at (800) 451-8382. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if these procedures are not followed, the Trust may be liable for any losses due to unauthorized or fraudulent instructions. These procedures include recording all phone conversations, sending confirmations to Shareholders within 72 hours of the telephone transaction, verifying the account name and a shareholder's account number or tax identification number and sending redemption proceeds only to the address of record or to a previously authorized account.

PAYMENTS TO SHAREHOLDERS


  Redemption orders are effected at the net asset value per Share next determined after the Shares are properly tendered for redemption, as described above. The proceeds paid upon redemption of Shares in a Capital Appreciation Fund may be more or less than the amount invested. Payment to Shareholders for Shares redeemed will be made within seven days after receipt by the Transfer Agent of the request for redemption. However, to the greatest extent possible, the Trust will attempt to honor requests from Shareholders for next Business Day payments upon redemption of Shares if the request for redemption is received by the Transfer Agent before 4:00 p.m., Eastern Time, on a Business Day or, if the request for redemption is received after 4:00 p.m., Eastern Time, to honor requests for payment within two Business Days, unless it would be disadvantageous to the Trust or the Shareholders of the particular Capital Appreciation Fund to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.


  At various times, the Trust may be requested to redeem Shares for which it has not yet received good payment. In such circumstances, the Trust may delay the forwarding of proceeds only until payment has been collected for the purchase of such Shares which may take up to 15 days or more. To avoid delay in payment upon redemption shortly after purchasing Shares, investors should purchase Shares by certified or bank check or by wire transfer. The Trust intends to pay cash for all Shares redeemed, but under abnormal conditions which make payment in cash unwise, the Trust may make payment wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.


  Due to the relatively high cost of handling small investments, the Trust reserves the right to redeem, at net asset value, the Shares of any Shareholder if, because of redemptions of Shares by or on behalf of the Shareholder, the account of such Shareholder in any Capital Appreciation Fund has a value of less than $250. Accordingly, an investor purchasing Shares of a Capital Appreciation Fund in only the minimum investment amount may be subject to such involuntary redemption if he or she thereafter redeems some of his or her Shares. Before the Trust exercises its right to redeem such Shares and to send the proceeds to the Shareholder, the Shareholder will be given notice that the value of the Shares of a Capital Appreciation Fund in his or her account is less than the minimum amount and will be allowed 60 days to make an additional investment in an amount which will increase the value of the account to at least $250.


  See "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION" in the Statement of Additional Information for examples of when the Trust may suspend the right of redemption or redeem Shares involuntarily if it appears appropriate to do so in light of the Trust's responsibilities under the Investment Company Act of 1940.

                              DIVIDENDS AND TAXES


  The net income of each of the Capital Appreciation Funds will be declared monthly as a dividend to Shareholders at the close of business on the day of declaration. Dividends will generally be paid monthly. Distributable net realized capital gains are distributed annually to Shareholders of record. A Shareholder will automatically receive all income dividends and capital gains distributions in additional full and fractional Shares unless the Shareholder elects to receive such dividends or distributions in cash. Dividends and distributions are reinvested without a sales charge as of the ex-dividend date using the net asset value determined on that date and are credited to a Shareholder's account on the payment date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash. Dividends are generally taxable when received. However, dividends declared in October, November, or December to Shareholders of record during those months and paid during the following January are treated for tax purposes as if they were received by each Shareholder on December 31 of the prior year. Elections to receive dividends or distributions in cash, or any revocation thereof, must be made in writing to the Transfer Agent at 3435 Stelzer Road, Columbus, Ohio 43219, and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent.



  Each of the Capital Appreciation Funds is treated as a separate entity for Federal income tax purposes. Each of the Capital Appreciation Funds intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). If they so qualify, the Capital Appreciation Funds will not have to pay federal income taxes on net income and net capital gain income that they distribute to shareholders. Regulated investment companies are also subject to a federal excise tax if they do not distribute their income on a timely basis. The Capital Appreciation Funds intend to avoid paying federal income and excise taxes by timely distributing substantially all their net income and net investment capital gain income.



  A distribution to a Shareholder of net investment income (generally the Fund's ordinary income) and the excess, if any, of net short-term capital gain over net long-term loss will be taxable to the Shareholder as ordinary income. The 70% dividends-received deduction for corporations generally will apply to the Fund's distributions to corporations to the extent such distributions represent amounts that would qualify for the dividends-received deduction when received by the Fund if the Fund were a regular corporation and are designated by the Fund as qualifying for the dividends-received deduction.



  A distribution by a Capital Appreciation Fund of the excess of net long-term capital gain over net short-term capital loss designated by such Fund as a capital gain dividend is taxable to Shareholders as long-term capital gain, regardless of how long the Shareholder has held Shares in such Fund. Such distributions are not eligible for the dividends-received deduction.



  Prior to purchasing Shares of a Capital Appreciation Fund, the impact of dividends or capital gains distributions which are expected to be declared or have been declared, but not paid, should be carefully considered. Dividends or capital gains distributions paid after a purchase of Shares are subject to federal income taxes, although in some circumstances the dividend or distribution may be, as an economic matter, a return of capital. A Shareholder should consult his or her own adviser for any special advice.



  Dividends received by a Shareholder that are derived from a Capital Appreciation Fund's investments in U.S. government obligations may not be entitled to the exemptions from state and local income taxes that would be available if the Shareholder had purchased U.S. government obligations directly.

  A Shareholder will generally recognize capital gain or loss on the sale or exchange of shares in a Capital Appreciation Fund. If a Shareholder receives a capital gain dividend with respect to a Share of a Capital Appreciation Fund and such Share is held for six months or less, any loss on the sale or exchange of such Share shall be treated as a long-term capital loss to the extent of the capital gain dividend.



  The foregoing discussion is limited to federal income tax consequences and is based on tax laws and regulations which are in effect as of the date of this Prospectus; such laws and regulations may be changed by legislative or administrative actions. The foregoing is also intended only as a brief summary of some of the important tax considerations generally affecting the Capital Appreciation Funds and their Shareholders. Potential investors in the Capital Appreciation Funds are urged to consult their tax advisers concerning their own tax situation and concerning the application of state and local taxes which may differ from the federal income tax consequences described above.


  Shareholders will be advised at least annually as to the character for federal income tax purposes of distributions made during the year.

                       MANAGEMENT OF AMSOUTH MUTUAL FUNDS

TRUSTEES OF THE TRUST

  Overall responsibility for management of the Trust rests with the Board of Trustees of the Trust, who are elected by the Shareholders of the Trust. There are currently six Trustees, two of whom are "interested persons" of the Trust within the meaning of that term under the Investment Company Act of 1940. The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations. The Trustees of the Trust, their current addresses, and principal occupations during the past five years are as follows (if no address is listed, the address is 3435 Stelzer Road, Columbus, Ohio 43219):


                                  POSITION(S) HELD               PRINCIPAL OCCUPATION
       NAME AND ADDRESS            WITH THE TRUST               DURING THE PAST 5 YEARS
------------------------------   ------------------   -------------------------------------------
Dr. Dick D. Briggs, Jr.               Trustee         From 1981 to present, Professor and Vice
459 DER Building                                      Chairman, Dept. of Medicine, Univ. of
1808 7th Avenue South                                 Alabama at Birmingham School of Medicine;
UAB Medical Center                                    December, 1995, to present, Physician,
Birmingham, Alabama 35294                             University of Alabama Health Services
                                                      Foundation; from 1988 to 1992, President,
                                                      CEO and Medical Director, Univ. of Alabama
                                                      Health Services Foundation
Wendell D. Cleaver                    Trustee         From September 3, 1993 to present, retired;
209 Lakewood Drive, West                              from December, 1988 to August, 1993,
Mobile, Alabama 36608                                 Executive Vice President, Chief Operating
                                                      Officer and Director, Mobile Gas Service
                                                      Corporation
J. David Huber*                   Chairman of the     From June 1987 to present, employee of
                                 Board of Trustees    BISYS Fund Services, Limited Partnership
Sean M. Kelly*                      Trustee and       From 1993 to present, Senior Vice President
150 2nd Avenue North,                President        of Client Services of BISYS Fund Services;
Suite 1170                                            prior to 1993, Senior Vice President of
St. Petersburg, Florida 33701                         Concord Financial Group (now BISYS Fund
                                                      Services)

                                  POSITION(S) HELD               PRINCIPAL OCCUPATION
       NAME AND ADDRESS            WITH THE TRUST               DURING THE PAST 5 YEARS
------------------------------   ------------------   -------------------------------------------
Homer H. Turner, Jr.                  Trustee         From June 1991 to present, retired; until
729 Cary Drive                                        June 1991, Vice President, Birmingham
Auburn, Alabama 36830                                 Division, Alabama Power Company
James H. Woodward, Jr.                Trustee         From 1996 to present, Trustee of The
The University of North                               Sessions Group; from July 1989 to present,
  Carolina at Charlotte                               Chancellor, The University of North
Charlotte, North Carolina                             Carolina at Charlotte; until July 1989,
28223                                                 Senior Vice President, University College,
                                                      University of Alabama at Birmingham


------------

  * Indicates an "interested person" of the Trust as defined in the Investment Company Act of 1940.


  The Trustees receive fees and are reimbursed for expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of BISYS Fund Services, or BISYS Fund Services Ohio, Inc. receives any compensation from the Trust for acting as a Trustee. The officers of the Trust (see the Statement of Additional Information) receive no compensation directly from the Trust for performing the duties of their offices. BISYS Fund Services receives fees from the Trust for acting as Administrator and BISYS Fund Services Ohio, Inc. receives fees from the Trust for acting as Transfer Agent for and for providing fund accounting services to the Trust. Messrs. Huber and Kelly are officers and employees of BISYS Fund Services.


INVESTMENT ADVISOR


  AmSouth is the investment advisor of each Fund of the Trust. AmSouth is the principal bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-south region. AmSouth Bancorporation reported assets as of December 31, 1995 of $17.7 billion and operated 273 banking offices in Alabama, Florida, Georgia and Tennessee. AmSouth has provided investment management services through its Trust Investment Department since 1915. As of December 31, 1995, AmSouth and its affiliates had over $6.8 billion in assets under discretionary management and provided custody services for an additional $12.5 billion in securities. AmSouth is the largest provider of trust services in Alabama. AmSouth serves as administrator for over $12 billion in bond issues, and its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests.



  Subject to the general supervision of the Trust's Board of Trustees and in accordance with the respective investment objectives and restrictions of the Capital Appreciation Funds, AmSouth manages the Capital Appreciation Funds, makes decisions with respect to and places orders for all purchases and sales of their investment securities, and maintains their records relating to such purchases and sales. Pedro Verdu, CFA, is the portfolio manager for the Capital Appreciation Funds and, as such, has had primary responsibility for the day-to-day portfolio management of each of these Funds since their inception. Mr. Verdu has had twenty-four years of experience as an analyst and portfolio manager; he is currently the Director of Equity Investing at AmSouth.



  Under an investment advisory agreement between the Trust and AmSouth, the fee payable to AmSouth by each Capital Appreciation Fund for investment advisory services is the lesser of (a) a fee computed daily and paid monthly at the annual rate of eighty one-hundredths of one percent (.80%) of such Capital Appreciation Fund's average daily net assets or (b) such fee as may from time to time be agreed upon in writing by the Group and AmSouth. While this fee is higher than the advisory fee paid by most mutual funds, it is believed to be comparable to advisory fees paid by many funds having similar objectives and policies. A fee agreed to in writing from time to time by the Group and AmSouth may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Capital Appreciation Fund's expenses and increase the net income of the Fund during the period when such lower fee is in effect.



  During the Trust's fiscal year ended July 31, 1996 AmSouth received investment advisory fees amounting to 0.80% of the Equity Fund's average net assets, 0.80% of the Regional Equity Fund's average net assets and 0.75% of the Balanced Fund's average net assets, after voluntary fee reductions with respect to the Balanced Fund.


ADMINISTRATOR AND DISTRIBUTOR


  ASO Services Company ("ASO") is the administrator for each Fund of the Trust, and BISYS Fund Services ("BISYS") acts as the Trust's principal underwriter and distributor (the "Administrator" and the "Distributor," respectively). ASO is a wholly-owned subsidiary of BISYS. BISYS is a subsidiary of The BISYS Group, Inc., 150 Clove Road, Little Falls, New Jersey 07424, a publicly owned company engaged in information processing, loan servicing and 401(k) administration and recordkeeping services to and through banking and other financial organizations.



  The Administrator generally assists in all aspects of the Capital Appreciation Funds' administration and operation. Under a management and administration agreement between the Trust and the Administrator, the fee payable by each Capital Appreciation Fund to the Administrator for administration services is the lesser of (a) a fee computed at the annual rate of twenty one-hundredths of one percent (.20%) of such Capital Appreciation Fund's average daily net assets or (b) such fee as may from time to time be agreed upon by the Trust and the Administrator. A fee agreed to from time to time by the Trust and the Administrator may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Capital Appreciation Fund's expenses and increase the net income of the Fund during the period when such lower fee is in effect.



  ASO succeeded BISYS Fund Services as Administrator on April 1, 1996. During the Trust's fiscal year ended July 31, 1996, BISYS and ASO received administration fees, after voluntary fee reductions, amounting to 0.11% of the Equity Fund's average net assets, 0.12% of the Regional Equity Fund's average net assets and 0.11% of the Balanced Fund's average net assets.



SUB-ADMINISTRATORS



  Effective August 1, 1995, AmSouth became the Sub-Administrator to the Trust. Pursuant to its current agreement with the Administrator, AmSouth has assumed certain of the Administrator's duties, for which AmSouth receives a fee, paid by the Administrator, calculated at an annual rate of up to ten one-hundredths of one percent (.10%) of each Fund's average net assets.



  Effective April 1, 1996, BISYS Fund Services was retained by the Administrator as Sub-Administrator to the Trust. Pursuant to its agreement with the Administrator, BISYS Fund Services is entitled to compensation as mutually agreed from time to time by it and the Administrator.


EXPENSES


  AmSouth and the Administrator each bear all expenses in connection with the performance of their services as Investment Advisor and Administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for a Capital Appreciation Fund. No Capital Appreciation Fund will bear, directly or indirectly, the cost of any activity primarily intended to result in the distribution of Shares of such Capital Appreciation Fund; such costs will be borne by the Distributor.


BANKING LAWS


  AmSouth believes that it possesses the legal authority to perform the investment advisory services for the Capital Appreciation Funds contemplated by its investment advisory agreement with the Trust and described in this Prospectus without violation of applicable banking laws and regulations, and has so represented in its investment advisory agreement with the Trust. Future changes in federal or state statutes and regulations relating to permissible activities of banks or bank holding companies and their subsidiaries and affiliates as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could change the manner in which AmSouth could continue to perform such services for the Trust. See "MANAGEMENT OF The Trust--Glass-Steagall Act" in the Statement of Additional Information for further discussion of applicable banking laws and regulations.

                              GENERAL INFORMATION

DESCRIPTION OF THE TRUST AND ITS SHARES


  The Trust was organized as a Massachusetts business trust on October 1, 1987. The Trust has an unlimited number of authorized shares of beneficial interest which may, without shareholder approval, be divided into an unlimited number of series of such shares, and which are presently divided into eleven series of shares, one for each of the following Funds: the AmSouth Prime Obligations Fund, the AmSouth U.S. Treasury Fund, the AmSouth Tax Exempt Fund, the AmSouth Equity Fund, the AmSouth Regional Equity Fund, the AmSouth Balanced Fund, the AmSouth Bond Fund, the AmSouth Limited Maturity Fund, the AmSouth Government Income Fund, the AmSouth Municipal Bond Fund, and the AmSouth Florida Tax-Free Fund. Each fund, except the AmSouth Florida Tax-Free Fund, is a diversified fund under the Investment Company Act of 1940, as amended. Each Share represents an equal proportionate interest in a Fund with other Shares of the same series, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared at the discretion of the Trustees (see "Miscellaneous" below).


  Shareholders are entitled to one vote per share (with proportional voting for fractional shares) on such matters as Shareholders are entitled to vote. Shareholders vote as a single class except (i) when required by the Investment Company Act of 1940, shares shall be voted by individual series and (ii) when the Trustees have determined that the matter affects only the interests of one or more series, then only Shareholders of such series shall be entitled to vote thereon.

  Overall responsibility for the management of the Trust is vested in the Board of Trustees. See "MANAGEMENT OF AmSouth Mutual Funds--Trustees of the Trust." Individual Trustees are elected by the Shareholders and may be removed by the Board of Trustees or Shareholders at a meeting held for such purpose in accordance with the provisions of the Declaration of Trust and the By-laws of the Trust and Massachusetts law. See "ADDITIONAL INFORMATION--Miscellaneous" in the Statement of Additional Information for further information.


  As of November 16, 1996, AmSouth Bank of Alabama, 1901 Sixth Avenue North, Birmingham, AL 35203, was the Shareholder of record of approximately 90.76% of the outstanding shares of the Equity Fund, 66.88% of the outstanding shares of the Regional Equity Fund, and 87.63% of the outstanding shares of the Balanced Fund. AmSouth Bank of Alabama was the beneficial owner of approximately 42.68% of the outstanding shares of the Equity Fund, 39.72% of the outstanding shares of the Regional Equity Fund and 51.42% of the outstanding shares of the Balanced Fund, and may be deemed to be a "controlling person" of each of the Equity Fund, the Regional Equity Fund and the Balanced Fund within the meaning of the Investment Company Act of 1940.


CUSTODIAN


  It is expected that AmSouth Bank of Alabama will become custodian for the Trust in the second calendar quarter of 1997. Until that time, Union Bank of California, N.A. serves as custodian for the Trust.

TRANSFER AGENT AND FUND ACCOUNTING SERVICES

  BISYS Fund Services Ohio, Inc. serves as transfer agent for and provides fund accounting services to the Trust.

PERFORMANCE INFORMATION


  From time to time performance information for a Capital Appreciation Fund showing its total return and/or yield may be presented in advertisements and sales literature. Average annual total return will be calculated for the past year and the period since the establishment of the Capital Appreciation Fund. Total return is measured by comparing the value of an investment in the Capital Appreciation Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming the investor paid the maximum sales load on the investment and assuming immediate reinvestment of any dividends or capital gains distributions). Aggregate total return is calculated similarly to average total return except that the return figure is aggregated over the relevant period instead of annualized. Yield will be computed by dividing the Capital Appreciation Fund's net investment income per share earned during a recent one-month period by the Capital Appreciation Fund's per share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the result.



  Investors may also judge the performance of each Capital Appreciation Fund by comparing its performance to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and data such as that provided by Lipper Analytical Services, Inc. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, Ibbotson Associates, Inc., Morning Star, Inc., CDA/Wiesenberger, Pensions and Investments, U.S.A. Today, and local newspapers and periodicals. In addition to performance information, general information about these Funds that appears in a publication such as those mentioned above may be included in advertisements, sales literature and in reports to Shareholders. Additional performance information is contained in the Trust's Annual Report, which is available free of charge by calling the number on the front page of the prospectus.



  Information about the performance of a Capital Appreciation Fund is based on the Capital Appreciation Fund's record up to a certain date and is not intended to indicate future performance. Yield and total return are functions of the type and quality of instruments held in a Capital Appreciation Fund, operating expenses, and marketing conditions. Any fees charged by a Bank with respect to customer accounts investing in Shares of a Capital Appreciation Fund will not be included in performance calculations.


MISCELLANEOUS

  Shareholders will receive unaudited semi-annual reports and annual reports audited by independent public accountants.

  As used in this Prospectus and in the Statement of Additional Information, "assets belonging to a Fund" means the consideration received by the Trust upon the issuance or sale of Shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund by the Trust's Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. It is anticipated that the factor that will be used by the Board of Trustees in making allocations of general assets to particular Funds will be the relative net assets of the respective Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses in respect of that Fund, and with a share of the general liabilities and expenses of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative net assets of the respective Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Trust to particular Funds will be determined by the Board of Trustees of the Trust and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees of the Trust as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive.

  As used in this Prospectus and in the Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Trust or a particular Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Trust or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the Shareholders of record of the Trust or such Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Trust or such Fund.

  Under Massachusetts law, Shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims Shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in every agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any Shareholder of such Fund held liable on account of being or having been a Shareholder. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations.

  Inquiries regarding the Trust may be directed in writing to the Trust at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free (800) 451-8382.

                    A M S O U T H   M U T U A L   F U N D S
                    ---------------------------------------

                                   AMSOUTH(R)
                            AMSOUTH BANK OF ALABAMA
                               Investment Advisor



                                    CAPITAL
                                  APPRECIATION
                                     FUNDS

                                    AMSOUTH
                                  MUTUAL FUNDS

                                Not FDIC Insured

                        BISYS FUND SERVICES, DISTRIBUTOR
                       Prospectus dated November 30, 1996

CROSS REFERENCE SHEET

Part A

Form N-1A Item No.                             Prospectus Caption

                       PROSPECTUS FOR AMSOUTH BOND FUND,
                         AMSOUTH LIMITED MATURITY FUND,

                        AMSOUTH GOVERNMENT INCOME FUND,
                         AMSOUTH FLORIDA TAX-FREE FUND,
                        AND AMSOUTH MUNICIPAL BOND FUND

1.  Cover Page ..............................  Cover Page

2.  Synopsis ................................  Fee Table

3.  Condensed Financial
     Information ............................  Financial Highlights


4.  General Description
     of Registrant ..........................  The Trust; Investment Objective and
                                               Policies; Investment Restrictions; General
                                               Information - Description of the Trust and
                                               Its Shares

5.  Management of the Fund ..................  Management of AmSouth Mutual Funds;
                                               General Information - Custodian and
                                               Transfer Agent
6.  Capital Stock and
     Other Securities .......................  The Trust; How to Purchase and Redeem
                                               Shares; Dividends and Taxes; General
                                               Information - Description of the Trust and
                                               Its Shares; General Information -
                                               Miscellaneous
7.  Purchase of Securities
    Being Offered ...........................  Valuation of Shares;
                                               How to Purchase and
                                               Redeem Shares

8.  Redemption or Repurchase ................  How to Purchase and
                                               Redeem Shares

9.  Legal Proceedings .......................  Inapplicable

                              AMSOUTH MUTUAL FUNDS
                                  INCOME FUNDS


3435 Stelzer Road                                                       For current yield, purchase and redemption
Columbus, Ohio 43219                                                    information call (800) 451-8382



    The AmSouth Bond Fund (the "Bond Fund"), the AmSouth Limited Maturity Fund (the "Limited Maturity Fund"), the AmSouth Government Income Fund (the "Government Income Fund"), the AmSouth Florida Tax-Free Fund (the "Florida Fund"), and the AmSouth Municipal Bond Fund (the "Municipal Bond Fund") (collectively, "the Income Funds" and the Florida Fund and Municipal Bond Fund sometimes collectively referred to herein as "the Tax-Free Funds") are five of eleven series of units of beneficial interest ("Shares") each representing interests in one of eleven separate investment funds (the "Funds") of AmSouth Mutual Funds (the "Trust"), an open-end management investment company.



    The Bond Fund and the Limited Maturity Fund seek current income, consistent with the preservation of capital. The Government Income Fund seeks to provide shareholders with a high level of current income consistent with prudent investment risk.



    AMSOUTH BOND FUND invests in long-term bonds and other fixed-income securities. These investments may include debt securities issued by United States corporations and debt securities issued or guaranteed by the United States Government or its agencies or instrumentalities as well as zero-coupon obligations. The Bond Fund invests in fixed-income securities with a maturity in excess of one year, although such securities can have maturities of thirty years or longer.



    AMSOUTH LIMITED MATURITY FUND invests in bonds (including debentures), notes and other debt securities which have a stated or remaining maturity of five years or less or which have an unconditional redemption feature that will permit the Limited Maturity Fund to require the issuer of the security to redeem the security within five years from the date of purchase or for which the Limited Maturity Fund has acquired an unconditional "put" to sell the security within five years from the date of purchase. These investments may include debt securities issued by United States corporations and debt securities issued or guaranteed by the United States Government or its agencies or instrumentalities as well as zero-coupon obligations.



    AMSOUTH GOVERNMENT INCOME FUND invests, under normal market conditions, at least 65% of the value of its total assets in obligations issued or guaranteed by the U.S. Government its agencies or instrumentalities.



    AMSOUTH FLORIDA TAX-FREE FUND seeks to produce as high a level of current interest income exempt from federal income taxes and Florida intangible taxes as is consistent with the preservation of capital. The Florida Fund seeks to achieve this objective by investing in high-grade obligations. While the Florida Fund may invest in taxable obligations, under normal market conditions at least 80% of the Florida Fund's net assets will be invested in obligations exempt from both federal personal income tax and, as at year-end, the Florida intangible personal property tax. The Fund is nondiversified and therefore may invest more than 5% of its total assets in the obligations of one issuer.



    AMSOUTH MUNICIPAL BOND FUND seeks to produce as high a level of current interest income exempt from federal income taxes as is consistent with the preservation of capital. The Municipal Bond Fund seeks to achieve this objective by investing in high-grade obligations. While the Municipal Bond Fund may invest in taxable obligations, under normal market conditions at least 80% of the Municipal Bond Fund's net assets will be invested in obligations exempt from federal income tax. The Municipal Bond Fund is a diversified fund.



    The net asset value per share of each Tax-Free Fund will fluctuate as the value of such Fund's investment portfolio changes in response to changing market interest rates and other factors. The Municipal Bond Fund has not commenced operations.



    AmSouth Bank of Alabama, Birmingham, Alabama ("AmSouth"), acts as the investment advisor to each Fund of the Trust. BISYS Fund Services, Limited Partnership ("BISYS Fund Services"), Columbus, Ohio, acts as the Trust's distributor.



    This Prospectus relates only to the Income Funds. Interested persons who wish to obtain a copy of the prospectuses of the AmSouth Prime Obligations Fund, the AmSouth U.S. Treasury Fund, and the AmSouth Tax Exempt Fund (the "Money Market Funds") and the AmSouth Equity Fund, the AmSouth Regional Equity Fund, and the AmSouth Balanced Fund (the "Capital Appreciation Funds") may contact the Trust's distributor at the telephone number shown above. Additional information about the Income Funds, contained in a Statement of Additional Information, has been filed with the Securities and Exchange Commission and is available upon request without charge by writing to the Trust at its address or by calling the Trust at the telephone number shown above. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference in its entirety into this Prospectus.


    This Prospectus sets forth concisely the information about the Income Funds that a prospective investor ought to know before investing. Investors should read this Prospectus and retain it for future reference.

THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY AMSOUTH OR ANY OF ITS AFFILIATES. THE TRUST'S SHARES ARE NOT FEDERALLY
 INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE
  BOARD OR BY ANY OTHER AGENCY. AN INVESTMENT IN THE TRUST'S SHARES INVOLVES
   INVESTMENT RISKS, INCLUDING                                 THE POSSIBLE
     LOSS OF PRINCIPAL.
                            ------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("COMMISSION") OR ANY STATE SECURITIES COMMISSION NOR HAS
 THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR
  ADEQUACY OF THIS       PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
   CRIMINAL OFFENSE.
                            ------------------------


               The date of this Prospectus is November 30, 1996.

                                   FEE TABLE



                                                                                           LIMITED     GOVERNMENT
                                                                                   BOND    MATURITY      INCOME
                                                                                   FUND      FUND         FUND
                                                                                   ----    --------    ----------
SHAREHOLDER TRANSACTION EXPENSES(1)
    Maximum Sales Load Imposed on Purchases (as a percentage of offering
     price).....................................................................   3.00%     3.00%     3.00%
    Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of
      offering price)...........................................................      0%        0%        0%
    Deferred Sales Load (as a percentage of original purchase price or
     redemption proceeds, as applicable)........................................      0%        0%        0%
    Redemption Fees (as a percentage of amount redeemed, if applicable)(2)......      0%        0%        0%
    Exchange Fee................................................................     $0        $0        $0
ANNUAL FUND OPERATING EXPENSES
 (as a percentage of net assets)
    Management Fees (After Voluntary Fee Reduction)(3)..........................   0.50%     0.50%     0.30%
    12b-1 Fees..................................................................    .00%      .00%      .00%
    Other Expenses (After Voluntary Fee Reduction)(4)...........................   0.25%     0.26%     0.35%
                                                                                   ----      ----      ----
    Total Fund Operating Expenses(5)............................................   0.75%     0.76%     0.65%
                                                                                   ====      ====      ====
EXAMPLE
    You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:



                                                                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                            ------    -------    -------    --------
Bond Fund................................................................    $ 37       $53        $70        $120
Limited Maturity Fund....................................................    $ 38       $54        $71        $121
Government Income Fund...................................................    $ 36       $50        $65        $109


------------
(1) AmSouth Bank of Alabama and its correspondent or affiliated banks may charge a Customer's (as defined in the Prospectus) account fees for automatic investment and other cash management services provided in connection with investment in the Fund. (See "HOW TO PURCHASE AND REDEEM SHARES--Purchases of Shares.")

(2) A wire redemption charge is deducted from the amount of a wire redemption payment made at the request of a shareholder. (See "HOW TO PURCHASE AND REDEEM SHARES--Redemption by Telephone.")


(3) Absent the voluntary reduction of investment advisory fees, Management Fees as a percentage of average net assets would be .65% for each of the Bond Fund, the Limited Maturity Fund, and the Government Income Fund. (See "MANAGEMENT OF AMSOUTH MUTUAL FUNDS--Investment Advisor.")


(4) Absent the voluntary reduction of administration fees, Other Expenses as a percentage of average net assets would be 0.33% for the Bond Fund, 0.34% for the Limited Maturity Fund, and 0.45% for the Government Income Fund. (See "MANAGEMENT OF AMSOUTH MUTUAL FUNDS--Administrator and Distributor.")


(5) In the absence of any voluntary reduction in investment advisory fees and administration fees, Total Fund Operating Expenses would be 0.98% for the Bond Fund, 0.99% for the Limited Maturity Fund, and 1.10% for the Government Income Fund.



  The purpose of the table above is to assist an investor in the Income Funds in understanding the various costs and expenses that an investor in an Income Fund will bear directly or indirectly. See "MANAGEMENT OF AMSOUTH MUTUAL FUNDS" for a more complete discussion of annual operating expenses of the Income Funds. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                   FEE TABLE



                                                                                         FLORIDA       MUNICIPAL
                                                                                           FUND        BOND FUND
                                                                                         --------      ----------
SHAREHOLDER TRANSACTION EXPENSES(1)
    Maximum Sales Load Imposed on Purchases (as a percentage of offering price).......    3.00%        3.00%
    Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering
     price)...........................................................................       0%           0%
    Deferred Sales Load (as a percentage of original purchase price or redemption proceeds,
      as applicable)..................................................................       0%           0%
    Redemption Fees (as a percentage of amount redeemed, if applicable)(2)............       0%           0%
    Exchange Fee......................................................................       0%           0%
ANNUAL FUND OPERATING EXPENSES
 (as a percentage of net assets)
    Management Fees (After Voluntary Fee Reduction)(3)................................    0.30%        0.50%
    12b-1 Fees........................................................................     .00%         .00%
    Other Expenses (After Voluntary Fee Reduction)....................................    0.29%(4)     1.27%(5)
                                                                                          ----         ----
    Total Fund Operating Expenses(6) (After Voluntary Fee Reduction)..................    0.59%        1.77%
                                                                                          ====         ====
EXAMPLE
    You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:



                                                                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                            ------    -------    -------    --------
Florida Fund.............................................................    $ 36       $48        $62        $102
Municipal Bond Fund......................................................    $ 47       $84        N/A         N/A


------------

(1) AmSouth Bank of Alabama and its correspondent or affiliated banks may charge a Customer's (as defined in the Prospectus) account fees for automatic investment and other cash management services provided in connection with investments in the Funds. (See "HOW TO PURCHASE AND REDEEM SHARES--Purchases of Shares.")


(2) A wire redemption charge is deducted from the amount of a wire redemption payment made at the request of a shareholder. (See "HOW TO PURCHASE AND REDEEM SHARES--Redemption by Telephone.")


(3) Absent the voluntary reduction of investment advisory fees, Management Fees as a percentage of average net assets would be .65% for the Florida Fund and the Municipal Bond Fund. (See "MANAGEMENT OF AMSOUTH MUTUAL FUNDS-- Investment Advisor.")


(4) Absent the voluntary reduction of administration fees, Other Expenses as a percentage of average net assets would be 0.39% for the Florida Fund. (See "MANAGEMENT OF AMSOUTH MUTUAL FUNDS--Administrator and Distributor.")


(5) "Other expenses" for the Municipal Bond Fund are based on estimated amounts for the current fiscal year.


(6) In the absence of any voluntary reduction in investment advisory fees and administration fees, Total Fund Operating Expenses would be 1.04% for the Florida Fund, and are estimated to be 1.92% for the Municipal Bond Fund.



  The purpose of the table above is to assist an investor in the Tax-Free Funds in understanding the various costs and expenses that an investor in the Tax-Free Funds will bear directly or indirectly. See "MANAGEMENT OF AMSOUTH MUTUAL FUNDS" for a more complete discussion of annual operating expenses of the Tax-Free Funds.



  THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS


  The table below sets forth certain financial information concerning the investment results for each of the Income Funds for the periods indicated. The Municipal Bond Fund had not commenced operations as of July 31, 1996. This information has been derived from financial statements audited by Coopers & Lybrand L.L.P., independent accountants for the Trust, whose report thereon is included in the Statement of Additional Information. Further financial data is included in the Statement of Additional Information.



                                                                     BOND FUND
                                     --------------------------------------------------------------------------
                                                                YEAR ENDED JULY 31,                              DECEMBER 1, 1988
                                     --------------------------------------------------------------------------         TO
                                       1996       1995       1994       1993       1992       1991       1990    JULY 31, 1989(a)
                                     --------    -------    -------    -------    -------    -------    -------  ----------------
NET ASSET VALUE, BEGINNING OF
  PERIOD............................ $  10.83    $ 10.59    $ 11.29    $ 11.29    $ 10.42    $ 10.39    $ 10.61       $10.00
                                     --------    -------    -------    -------    -------    -------    -------       ------
INVESTMENT ACTIVITIES
  Net Investment income.............     0.65       0.69       0.69       0.71       0.74       0.74       0.77         0.50
  Net realized and unrealized gains
    (losses) on investments.........    (0.18)      0.28      (0.66)      0.33       0.91       0.05      (0.21)        0.56
                                     --------    -------    -------    -------    -------    -------    -------       ------
  Total from Investment
    Activities......................     0.47       0.97       0.03       1.04       1.65       0.79       0.56         1.06
                                     --------    -------    -------    -------    -------    -------    -------       ------
DISTRIBUTIONS
  Net investment income.............    (0.65)     (0.69)     (0.70)     (0.71)     (0.73)     (0.74)     (0.75)       (0.45)
  Net realized gains................       --      (0.04)     (0.03)     (0.33)     (0.05)     (0.02)     (0.03)          --
  In excess of net realized gains...    (0.11)        --         --         --         --         --         --           --
                                     --------    -------    -------    -------    -------    -------    -------       ------
  Total Distributions...............    (0.76)     (0.73)     (0.73)     (1.04)     (0.78)     (0.76)     (0.78)       (0.45)
                                     --------    -------    -------    -------    -------    -------    -------       ------
NET ASSET VALUE, END OF PERIOD...... $  10.54    $ 10.83    $ 10.59    $ 11.29    $ 11.29    $ 10.42    $ 10.39       $10.61
                                     ========    =======    =======    =======    =======    =======    =======       ======
  Total Return (Excluding Sales
    Charge).........................     4.40%      9.70%      0.23%      9.80%     16.41%      7.99%      5.54%       10.91%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets at end of period
    (000)........................... $132,737    $94,671    $79,472    $65,777    $60,156    $26,008    $17,518       $4,954
  Ratio of expenses to average net
    assets..........................     0.75%      0.75%      0.78%      0.78%      0.82%      0.93%      0.84%        1.10%(b)
  Ratio of net investment income to
    average net assets..............     6.12%      6.63%      6.31%      6.37%      6.94%      7.26%      7.82%        7.47%(b)
  Ratio of expenses to average net
    assets*.........................     0.98%      0.98%      1.01%      1.01%      1.01%      1.11%      1.21%        2.28%(b)
  Ratio of net investment income to
    average net assets*.............     5.89%      6.40%      6.08%      6.14%      6.75%      7.09%      7.45%        6.29%(b)
PORTFOLIO TURNOVER..................     9.60%     17.70%     30.90%     14.98%    240.64%    181.77%     53.52%        0.00%



                                                               LIMITED MATURITY FUND
                                     --------------------------------------------------------------------------
                                                                YEAR ENDED JULY 31,                              FEBRUARY 1, 1988
                                     --------------------------------------------------------------------------         TO
                                       1996       1995       1994       1993       1992       1991       1990    JULY 31, 1989(a)
                                     --------    -------    -------    -------    -------    -------    -------  ----------------
NET ASSET VALUE, BEGINNING OF
  PERIOD............................ $  10.41    $ 10.23    $ 10.81    $ 10.81    $ 10.44    $ 10.29    $ 10.35       $10.00
                                     --------    -------    -------    -------    -------    -------    -------       ------
INVESTMENT ACTIVITIES
  Net Investment income.............     0.58       0.58       0.54       0.60       0.70       0.73       0.72         0.35
  Net realized and unrealized gains
    (losses) on investments.........    (0.10)      0.17      (0.45)      0.09       0.45       0.17      (0.05)        0.32
                                     --------    -------    -------    -------    -------    -------    -------       ------
  Total from Investment
    Activities......................     0.48       0.75       0.09       0.69       1.15       0.90       0.67         0.67
                                     --------    -------    -------    -------    -------    -------    -------       ------
DISTRIBUTIONS
  Net investment income.............    (0.57)     (0.57)     (0.54)     (0.61)     (0.69)     (0.73)     (0.70)       (0.32)
  In excess of net investment
    income..........................    (0.01)        --         --         --         --         --         --           --
  Net realized gains................       --         --         --      (0.08)     (0.09)     (0.02)     (0.03)          --
  In excess of net realized gains...       --         --      (0.13)        --         --         --         --           --
                                     --------    -------    -------    -------    -------    -------    -------       ------
  Total Distributions...............    (0.58)     (0.57)     (0.67)     (0.69)     (0.78)     (0.75)     (0.73)       (0.32)
                                     --------    -------    -------    -------    -------    -------    -------       ------
NET ASSET VALUE, END OF PERIOD...... $  10.31    $ 10.41    $ 10.23    $ 10.81    $ 10.81    $ 10.44    $ 10.29       $10.35
                                     ========    =======    =======    =======    =======    =======    =======       ======
  Total Return (Excluding Sales
    Charge).........................     4.74%      7.65%      0.77%      6.72%     11.48%      9.06%      6.80%        6.87%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets at end of period
    (000)........................... $ 46,005    $59,798    $51,660    $53,933    $38,206    $11,112    $ 5,983       $3,165
  Ratio of expenses to average net
    assets..........................     0.76%      0.80%      0.79%      0.69%      0.68%      0.85%      1.02%        1.41%(b)
  Ratio of net investment income to
    average net assets..............     5.48%      5.69%      5.05%      5.67%      6.78%      7.19%      7.23%        6.82%(b)
  Ratio of expenses to average net
    assets*.........................     0.99%      1.03%      1.02%      1.03%      1.03%      1.20%      1.45%        2.72%(b)
  Ratio of net investment income to
    average net assets*.............     5.25%      5.46%      4.82%      5.33%      6.43%      6.84%      6.80%        5.51%(b)
PORTFOLIO TURNOVER..................    29.56%     38.11%     48.06%    141.27%     35.64%     85.08%    119,69%       28.28%


------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


(a) Period from commencement of operations.


(b) Annualized.

                                                                                      GOVERNMENT INCOME FUND
                                                                              ---------------------------------------
                                                                              YEAR ENDED JULY 31,     OCTOBER 1, 1993
                                                                              -------------------       TO JULY 31,
                                                                               1996        1995           1994(a)
                                                                              -------     -------     ---------------
NET ASSET VALUE, BEGINNING OF PERIODS.......................................  $  9.54     $  9.48         $ 10.00
                                                                              -------     -------         -------
INVESTMENT ACTIVITIES
  Net investment income.....................................................     0.66        0.68            0.54
  Net realized and unrealized gains (losses) on investments.................    (0.20)       0.08           (0.57)
  Total from Investment Activities..........................................     0.46        0.76           (0.03)
                                                                              -------     -------         -------
DISTRIBUTIONS
  Net investment income.....................................................    (0.59)      (0.70)          (0.33)
  Net realized gains........................................................       --          --              --
  Tax return of capital.....................................................    (0.01)                      (0.16)
                                                                              -------     -------         -------
  Total Distributions.......................................................    (0.60)      (0.70)          (0.49)
                                                                              -------     -------         -------
NET ASSET VALUE, END OF PERIOD..............................................  $  9.40     $  9.54         $  9.48
                                                                              =======     =======         =======
  Total Return (Excluding Sales Charge).....................................     4.91%       8.43%          (0.26%)(c)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets at end of period (000).........................................  $15,752     $16,679         $15,465
  Ratio of expenses to average net assets...................................     0.65%       0.58%           0.37%(b)
  Ratio of net investment income to average net assets......................     6.81%       7.18%           6.56%(b)
  Ratio of expenses to average net assets*..................................     1.10%       1.19%           1.22%(b)
  Ratio of net investment income to average net assets*.....................     6.36%       6.57%           5.71%(b)
PORTFOLIO TURNOVER..........................................................    78.31%      27.32%         122.94%



                                                                                             FLORIDA FUND
                                                                              ------------------------------------------
                                                                               YEAR ENDED          SEPTEMBER 30, 1994
                                                                              JULY 31, 1996     THROUGH JULY 31, 1995(a)
                                                                              -------------     ------------------------
NET ASSET VALUE, BEGINNING OF PERIOD......................................       $ 10.32                $  10.00
                                                                                 -------                 -------
INVESTMENT ACTIVITIES
  Net investment income...................................................          0.45                    0.34
  Net realized and unrealized gains (losses) on investments...............         (0.01)                   0.30
                                                                                 -------                 -------
  Total from Investment Activities........................................          0.44                    0.64
                                                                                 -------                 -------
DISTRIBUTIONS
  Net investment income...................................................         (0.45)                  (0.32)
  Net realized gains......................................................         (0.01)
                                                                                 -------                 -------
  Total Distributions.....................................................         (0.46)                  (0.32)
                                                                                 -------                 -------
NET ASSET VALUE, END OF PERIOD............................................       $ 10.30                $  10.32
                                                                                 =======                 =======
  Total Return (Excluding Sales Charge)...................................          4.24%                   6.53%(c)
RATIOS/SUPPLEMENTAL DATA:
  Net Asset at end of period (000)........................................       $48,869                $ 48,333
  Ratio of expenses to average net assets.................................          0.59%                   0.70%(b)
  Ratio of net investment income to average net assets....................          4.33%                   4.16%(b)
  Ratio of expenses to average net assets*................................          1.04%                   1.01%(b)
  Ratio of net investment income to average net assets*...................          3.88%                   3.86%(b)
PORTFOLIO TURNOVER........................................................         12.21%                   2.33%


------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


(a) Period from commencement of operations.


(b) Annualized.


(c) Not annualized.

                       INVESTMENT OBJECTIVE AND POLICIES


  Each of the Bond Fund, Limited Maturity Fund, and Government Income Fund seeks current income consistent with the preservation of capital. There can be, of course, no assurance that any Fund will achieve its investment objective. The investment objective of each Fund is fundamental and may not be changed without a vote of a majority of the outstanding Shares of that Fund (as defined below under "GENERAL INFORMATION-- Miscellaneous" in this prospectus).



THE BOND FUND AND THE
LIMITED MATURITY FUND


  THE BOND FUND invests in long-term bonds and other fixed-income securities. The Bond Fund's investments primarily consist of, but are not limited to, debt obligations such as bonds, notes and debentures, which are issued by United States corporations or issued or guaranteed by the United States Government or its agencies or instrumentalities. The Bond Fund invests in debt securities only if they are rated at time of purchase in one of the three highest rating categories by a nationally recognized statistical rating organization (an "NRSRO"), or including all subclassifications indicated by modifiers of such "A" ratings. See "Appendix" to the Statement of Additional Information for an explanation of these ratings.


  The Bond Fund invests in fixed-income securities with a maturity in excess of one year, except for amounts held in cash equivalents. Fixed-income securities can have maturities of thirty years or more. The Bond Fund will invest at least 65% of the value of its total assets in bonds (including debentures), except that, when market conditions indicate a temporary defensive investment strategy as determined by AmSouth, more than 35% of the Bond Fund's total assets may be held in cash and cash equivalents. "Cash equivalents" are short-term, interest-bearing instruments or deposits. The purpose of cash equivalents is to provide income at money market rates while minimizing the risk of decline in value to the maximum extent possible. The instruments may include, but are not limited to, commercial paper, certificates of deposit, repurchase agreements, bankers' acceptances, United States Treasury Bills, bank money market deposit accounts and money market mutual funds. The Bond Fund will purchase commercial paper rated at the time of purchase in the highest rating category by an NRSRO or, if not rated, found by the investment advisor under guidelines established by the Trust's Board of Trustees to be of comparable quality. See "Appendix" to the Statement of Additional Information for an explanation of these ratings.


  THE LIMITED MATURITY FUND invests in bonds (including debentures), notes and other debt securities which have a stated or remaining maturity of five years or less or which have an unconditional redemption feature that will permit the Limited Maturity Fund to require the issuer of the security to redeem the security within five years from the date of purchase by the Limited Maturity Fund or for which the Limited Maturity Fund has acquired an unconditional "put" to sell the security within five years from the date of purchase by the Limited Maturity Fund.

  The Limited Maturity Fund's investments consist primarily of, but are not limited to, debt securities such as bonds, notes and debentures, which are issued by United States corporations or issued or guaranteed by the United States Government or its agencies or instrumentalities. The Limited Maturity Fund invests in debt securities only if they are rated at time of purchase in one of the three highest rating categories by an NRSRO or, if not rated, found by the investment advisor under guidelines established by the Trust's Board of Trustees to be of comparable quality. See "Appendix" to the Statement of Additional Information for an explanation of these ratings.

  Under normal circumstances, the Limited Maturity Fund will invest at least 65% of the value of its total assets in bonds (including debentures), notes and other debt securities which have a stated or remaining maturity of five years or less or which have an unconditional redemption feature that will permit the Limited Maturity Fund to require the issuer of the security to redeem the security within five years from the date of purchase by The Limited Maturity Fund or for which the Limited Maturity Fund has acquired an unconditional "put" to sell the security within five years from the date of purchase by the Limited Maturity Fund. The remainder of the Limited Maturity Fund's assets will be invested in cash, cash equivalents and government and corporate bonds, including without limitation cash or money-market instruments, commercial paper, certificates of deposit, repurchase agreements, bankers' acceptances, U.S. Treasury Bills, obligations of the U.S. Government and its agencies, bank money market deposit accounts and money market mutual funds. The Limited Maturity Fund will purchase commercial paper rated at the time of purchase in the highest rating category by an NRSRO or, if not rated, found by the investment advisor under guidelines established by the Trust's Board of Trustees to be of comparable quality. See "Appendix" to the Statement of Additional Information for an explanation of these ratings. At times, AmSouth may determine that it is not in the best interests of Shareholders of the Limited Maturity Fund to invest 65% of The Limited Maturity Fund's total assets in bonds, debentures, notes and other debt securities. At such times, the Fund may follow the temporary defensive investment strategy of investing more than 35% of its total assets in cash, cash equivalents and corporate bonds with remaining maturities of less than 1 year. There is no way to predict when, or for how long, the Limited Maturity Fund may pursue such a defensive investment strategy.

  At the time of purchase of a debt security with a stated or remaining maturity in excess of three years from the date of purchase by the Limited Maturity Fund, the Limited Maturity Fund may acquire a "put" with respect to such debt securities. Under a "put", the Limited Maturity Fund would have the right to sell the debt security within a specified period of time at a specified minimum price. The Limited Maturity Fund will only acquire puts from dealers, banks and broker-dealers which AmSouth has determined are creditworthy under guidelines established by the Trust's Board of Trustees. A put will be sold, transferred, or assigned by the Limited Maturity Fund only with the underlying debt security. The Limited Maturity Fund will acquire puts solely to shorten the maturity of the underlying debt security. The aggregate price of a security subject to a put may be higher than the price which otherwise would be paid for the security without such an option, thereby increasing the security's cost and reducing its yield.


MASTER DEMAND NOTES


  The Bond and Limited Maturity Funds may also invest in master demand notes in order to satisfy short-term needs or, if warranted, as part of their temporary defensive investment strategy. Such notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a United States commercial bank acting as agent for the payees of such notes. Master demand notes are callable on demand by an Income Fund, but are not marketable to third parties. Master demand notes are direct lending arrangements between an Income Fund and the issuer of such notes. The quality of master demand notes will be reviewed by the investment advisor of the Income Funds at least quarterly, which review will consider the earning power, cash flow and debt-to-equity ratios indicating the borrower's ability to pay principal together with accrued interest on demand. While master demand notes are not typically rated by credit rating agencies, issuers of such notes must satisfy the same criteria for the Bond Fund and the Limited Maturity Fund set forth above for commercial paper.


VARIABLE AND FLOATING RATE NOTES


  The Bond Fund and the Limited Maturity Fund may acquire rated and unrated variable and floating rate notes. Variable and floating rate notes are frequently not rated by credit rating agencies; how-ever, unrated variable and floating rate notes purchased by an Income Fund will be determined by the Trust's investment advisor under guidelines established by the Trust's Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. There may be no active secondary market with respect to a particular variable or floating rate note. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to an Income Fund will approximate their par value.

  It is anticipated that the only non-income producing securities to be held in the Bond Fund and Limited Maturity Fund will be zero-coupon obligations evidencing ownership of future interest and principal payments on United States Treasury Bonds. Such zero-coupon obligations pay no current interest and are typically sold at prices greatly discounted from par value, with par value to be paid to the holder at maturity. The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations have greater price volatility than coupon obligations and such obligations will be purchased when the yield spread, in light of the obligation's duration, is considered advantageous. The Bond Fund will only purchase zero-coupon obligations if, at the time of purchase, such investments do not exceed 15% of the value of the Bond Fund's total assets, and the Limited Maturity Fund will only purchase zero-coupon obligations if, at the time of purchase, such investments do not exceed 25% of the value of the Limited Maturity Fund's total assets.

  An increase in interest rates will generally reduce the value of the investments in the Income Funds and a decline in interest rates will generally increase the value of those investments. Depending upon prevailing market conditions, AmSouth may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value, the yield will be lower than the coupon rate. In making investment decisions, AmSouth will consider many factors other than current yield, including the preservation of capital, maturity, and yield to maturity.

FOREIGN INVESTMENTS

  The Bond Fund may invest up to 20% of the value of its total assets and the Limited Maturity Fund may invest up to 30% of its total assets in debt securities of foreign issuers. Any investments by the Bond Fund and Limited Maturity Fund in these securities will be in accordance with such Fund's investment policies and restrictions. The Bond Fund and the Limited Maturity Fund may also invest in securities issued by foreign branches of U.S. banks and foreign banks and in Canadian Commercial Paper and Europaper. Investment in securities of foreign issuers is subject to special risks, such as future adverse political and economic developments, possible seizure, currency blockage, nationalization or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, or the adoption of other foreign governmental restrictions. Additional risks include currency exchange risks, less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore less liquidity and greater price volatility than U.S. securities, and the risk that custodian and brokerage costs may be higher. To the extent that the Income Funds may invest in securities of foreign issuers which are not traded on any exchange, there is a further risk that these securities may not be readily marketable. The Income Funds will not hold foreign currency as a result of such investments.

INSURANCE COMPANY FUNDING AGREEMENTS

  The Bond Fund and the Limited Maturity Fund may invest in funding agreements ("Funding Agreements") issued by insurance companies. Pursuant to such agreements, the Bond Fund and Limited Maturity Fund invests an amount of cash with an insurance company and the insurance com-pany credits such investment on a monthly basis with guaranteed interest which is based on an index. The Funding Agreements provide that this guaranteed interest will not be less than a certain minimum rate. The Bond Fund and the Limited Maturity Fund will only purchase a Funding Agreement when AmSouth has determined, under guidelines established by the Board of Trustees, that the Funding Agreement presents minimal credit risks to the Fund and is of comparable quality to instruments that are rated high quality by a nationally recognized statistical rating organization that is not an affiliated person, as defined in the Investment Company Act of 1940, of the issuer, on any insurer, guarantor, provider of credit support for the instrument. The Bond Fund and the Limited Maturity Fund may receive all principal of and accrued interest on a Funding Agreement at any time upon thirty days' written notice. Because the Bond Fund and the Limited Maturity Fund may not receive the principal amount of a Funding Agreement from the insurance company on seven days' notice or less, the Funding Agreement is considered an illiquid investment, and, together with other instruments in such Fund which are not readily marketable, will not exceed 15% of such Fund's net assets.

ASSET-BACKED SECURITIES

  The Bond Fund and the Limited Maturity Fund may invest in securities backed by automobile receivables and credit-card receivables and other securities backed by other types of receivables.

  Offerings of Certificates for Automobile Receivables ("CARS") are structured either as flow-through grantor trusts or as pay-through notes. CARS structured as flow-through instruments represent ownership interests in a fixed pool of receivables. CARS structured as pay-through notes are debt instruments supported by the cash flows from the underlying assets. CARS may also be structured as securities with fixed payment schedules which are generally issued in multiple-classes. Cash-flow from the underlying receivables is directed first to paying interest and then to retiring principal via paying down the two respective classes of notes sequentially. Cash-flows on fixed-payment CARS are certain, while cash-flows on other types of CARS issues depends on the prepayment rate of the underlying automobile loans. Prepayments of automobile loans are triggered mainly by automobile sales and trade-ins. Many people buy new cars every two or three years, leading to rising prepayment rates as a pool becomes more seasoned.

  Certificates for Amortizing Revolving Debt ("CARDS") represent participation in a fixed pool of credit card accounts. CARDS pay "interest only" for a specified period, typically 18 months. The CARD'S principal balance remains constant during this period, while any cardholder repayments or new borrowings flow to the issuer's participation. Once the principal amortization phase begins, the balance declines with paydowns on the underlying portfolio. CARDS have monthly payment schedules, weighted-average lives of 18-24 months and stated final maturities ranging from 3 to 5 years. Cash flows on CARDS are certain during the interest-only period. After this initial interest-only period, the cash flow will depend on how fast cardholders repay their borrowings. Historically, monthly cardholder repayment rates have been relatively fast. As a consequence, CARDS amortize rapidly after the end of the interest-only period. During this amortization period, the principal payments on CARDS depend specifically on the method for allocating cardholder repayments to investors. In many cases, the investor's participation is based on the ratio of the CARDS' balance to the total credit card portfolio balance. This ratio can be adjusted monthly or can be based on the balances at the beginning of the amortization period. In some issues, investors are allocated most of the repayments, regardless of the CARDS' balance. This method results in especially fast amortization.

  Credit support for asset-backed securities may be based on the underlying assets or provided by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over collateralization. The Bond Fund and the Limited Maturity Fund will only purchase an asset-backed security if it is rated at the time of purchase in one of the three highest rating categories by an NRSRO or, if unrated, found by the investment advisor under guidelines established by the Trust's Board of Trustees to be of comparable quality.

                           THE GOVERNMENT INCOME FUND

  THE GOVERNMENT INCOME FUND invests at least 65% of its total assets in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, although up to 35% of the value of its total assets may be invested in other types of debt securities, preferred stocks and options. Consistent with the foregoing, under normal market conditions, the Government Income Fund will invest up to 80% of the value of its total assets in mortgage-related securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), and in mortgage-related securities issued by nongovernmental entities which are rated, at the time of purchase, in one of the three highest rating categories by an NRSRO or, if unrated, which AmSouth deems present attractive opportunities and are of comparable quality. For a description of the rating symbols of each NRSRO, see the Appendix to the Statement of Additional Information.

U.S. GOVERNMENT OBLIGATIONS

  The types of U.S. Government obligations, including mortgage-related securities, invested in by the Government Income Fund includes obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Treasury, such as Treasury bills, notes, bonds and certificates of indebtedness, and obligations issued or guaranteed by the agencies or instrumentalities of the U.S. Government, but not supported by such full faith and credit. Obligations of the U.S. Treasury include "stripped" U.S. Treasury Obligations such as Treasury Receipts, representing either future interest or principal payments. Stripped securities are issued at a discount to their "face value" and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

  Obligations of certain agencies and instrumentalities of the U.S. Government, such as GNMA and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of FNMA, are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or FHLMC, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

  The principal governmental (i.e., backed by the full faith and credit of the United States Government) guarantor of mortgage-related securities is GNMA. GNMA is a wholly-owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

  Government-related (i.e., not backed by the full faith and credit of the United States Government) guarantors include FNMA and FHLMC. FNMA and FHLMC are government-sponsored corporations owned entirely by private stockholders. Pass-through securities issued by FNMA and FHLMC are guaranteed as to timely payment of principal and interest by FNMA and FHLMC but are not backed by the full faith and credit of the U.S. Government.

MORTGAGE-RELATED SECURITIES--IN GENERAL

  Mortgage-related securities have mortgage obligations backing such securities, including among others, conventional thirty year fixed rate mortgage obligations, graduated payment mortgage obligations, fifteen year mortgage obligations, and adjustable rate mortgage obligations. All of these mortgage obligations can be used to create pass-through securities. A pass-through security is created when mortgage obligations are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgage obligations is passed through to the holders of the securities in the form of periodic payments of interest, principal and prepayments (net of a service fee). Prepayments occur when the holder of an individual mortgage obligation prepays the remaining principal before the mortgage obligation's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgage obligations vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayment rates are important because of their effect on the yield and price of the securities. Accelerated prepayments have an adverse impact on yields for pass-throughs purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-throughs purchased at a discount. The Government Income Fund may purchase mortgage-related securities at a premium or at a discount.

MORTGAGE-RELATED SECURITIES ISSUED BY
NONGOVERNMENTAL ENTITIES

  The Government Income Fund may invest in mortgage-related securities issued by nongovernmental entities. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issues also create pass-through pools of conventional residential mortgage loans. Such issuers may also be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are not direct or indirect government guarantees of payments in the former pools. However, timely payment of interest and principal of these pools is supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Government Income Fund's investment quality standards. There can be no assurance that the private insurers can meet their obligations under the policies. The Government Income Fund may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the poolers AmSouth determines that the securities meet the Government Income Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The Government Income Fund will not purchase mortgage-related securities or any other assets which in AmSouth's opinion are illiquid, if as a result, more than 15% of the value of the Government Income Fund's net assets will be illiquid.

COLLATERALIZED MORTGAGE OBLIGATIONS

  Mortgage-related securities in which the Government Income Fund may invest may also include collateralized mortgage obligations ("CMOs"). CMOs are debt obligations issued generally by finance subsidiaries or trusts that are secured by mortgage-backed certificates, including, in many cases, certificates issued by government-related guarantors, including GNMA, FNMA and

FHLMC, together with certain funds and other collateral. Although payment of the principal of and interest on the mortgage-backed certificates pledged to secure the CMOs may be guaranteed by GNMA, FNMA or FHLMC, the CMOs represent obligations solely of the issuer and are not insured or guaranteed by GNMA, FHLMC, FNMA or any other governmental agency, or by any other person or entity. The issuers of the CMOs typically have no significant assets other than those pledged as collateral for the obligations. The staff of the Securities and Exchange Commission has determined that certain issuers of CMOs are investment companies for purposes of the Investment Company Act of 1940, as amended (the "1940 Act").

  CMOs may include Stripped Mortgage Securities. Such securities are derivative multiclass mortgage securities issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped Mortgage Securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of Stripped Mortgage Security will have one class receiving all of the interest from the mortgage assets (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the security is rated AAA or Aaa.

  Although Stripped Mortgage Securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not fully developed. The Stripped Mortgage Securities held by the Fund will be considered liquid securities only under guidelines established by the Trust's Board of Trustees, and the Fund will not purchase a Stripped Mortgage Security that is illiquid if, as a result thereof, more than 15% of the value of the Fund's net assets would be invested in such securities and other illiquid securities.

  In reliance on a recent staff interpretation, the Government Income Fund's investment in certain qualifying CMOs, including CMOs that have elected to be treated as Real Estate Mortgage Investment Conduits (REMICs), are not subject to the 1940 Act's limitation on acquiring interests in other investment companies. In order to be able to rely on the staff's interpretation, the CMOs and REMICs must be unmanaged, fixed-asset issuers, that (a) invest primarily in mortgaged-backed securities, (b) do not issue redeemable securities, (c) operate under general exemptive orders exempting them from all provisions of the 1940 Act, and (d) are not registered or regulated under the 1940 Act as investment companies. To the extent that the Government Income Fund selects CMOs or REMICs that do not meet the above requirements, the Government Income Fund's investment in such securities will be subject to the limitations on its investment in investment company securities as set forth under "INVESTMENT OBJECTIVES AND POLICIES--Investment Restrictions" in the Statement of Additional Information.

  The Government Income Fund expects that governmental, government-related or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be different from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, AmSouth will, consistent with the Government Income Fund's investment objective, policies and quality standards, consider making investments in such new types of securities.




FUTURES CONTRACTS

  The Government Income Fund may (i) enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, (ii) purchase or sell options on any such futures contracts, and (iii) engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.

  The Government Income Fund may engage in such futures contracts in an effort to hedge against market risks. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, the Government Income Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, the Government Income Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Government Income Fund than might later be available in the market when it effects anticipated purchases.

  The acquisition of put and call options on futures contracts will, respectively, give the Government Income Fund the right (but not the obligations), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

  Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed five percent of the Government Income Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed one-third of the market value of the Government Income Fund's total assets. Futures transactions will be limited to the extent necessary to maintain the Government Income Fund's qualification as a regulated investment company.

  Futures transactions involve brokerage costs and require the Government Income Fund to segregate assets to cover contracts that would require it to purchase securities. The Government Income Fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Government Income Fund had not entered into any futures transactions. In addition, the value of the Government Income Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Government Income Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

  For further information about the characteristics, risks and possible benefits of futures, see "INVESTMENT OBJECTIVE AND POLICIES-- Additional Information on Portfolio Instruments" in the Statement of Additional Information.

OTHER SECURITIES

  The Government Income Fund may hold some short-term obligations (with maturities of 12 months or less) consisting of domestic and foreign commercial paper (including variable amount master demand notes), bankers' acceptances, certificates of deposit and time deposits of domestic and foreign branches of U.S. banks and foreign banks, and repurchase and reverse repurchase agreements. The Government Income Fund may also invest in corporate debt securities that are rated at the time of purchase in one of the three highest rating categories by an NRSRO or, if not rated, found by the investment advisor under guidelines established by the Trust's Board of Trustees to be of comparable quality.

THE FLORIDA FUND AND MUNICIPAL BOND FUND



  The Florida Fund seeks to produce as high a level of current interest income exempt from federal income taxes and Florida intangibles taxes as is consistent with the preservation of capital. The Municipal Bond Fund seeks to produce as high a level of current federal tax-exempt income, as is consistent with the preservation of capital. There can be, of course, no assurance that the Florida Fund or the Municipal Bond Fund will achieve their investment objectives. The investment objective of each Tax-Free Fund is fundamental and may not be changed without a vote of a majority of the outstanding Shares of the Fund (as defined below under "GENERAL INFORMATION--Miscellaneous" in this prospectus).



  The Florida Fund invests primarily in bonds, notes and warrants generally issued by or on behalf of the State of Florida and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt from federal income tax, is not treated as a preference item for purposes of the federal alternative minimum tax for individuals, and is exempt from the Florida Intangible Personal Property Tax ("Florida Municipal Securities"). As a fundamental policy, under normal market conditions at least 80% of the Florida Fund's net assets will be invested in Florida Municipal Securities.



  The Municipal Bond Fund invests primarily in bonds and notes issued by or on behalf of states (including the District of Columbia), territories, and possessions of the United States and their respective authorities, agencies, instrumentalities, and political subdivisions, the interest on which is both exempt from federal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals ("Municipal Securities"). As a fundamental policy, under normal market conditions at least 80% of the Municipal Bond Funds' net assets will be invested in Municipal Securities and in securities of money market mutual funds which invest primarily in obligations exempt from federal income tax. Additionally, as a fundamental policy, under normal market conditions at least 65% of the Municipal Bond Fund's total assets will be invested in bonds.



  Under normal market conditions, each Tax-Free Fund may invest up to 20% of net assets in obligations, the interest on which is either subject to federal income taxation or treated as a preference item for purposes of the federal alternative minimum tax ("Taxable Obligations"). The Florida Fund may also invest in Municipal Securities. At times, AmSouth may determine that, because of unstable conditions in the markets for Municipal Securities or Florida Municipal Securities (hereinafter referred to collectively as "Eligible Municipal Securities"), pursuing the Funds' basic investment strategies is inconsistent with the best interests of the Shareholders of the Funds. At such times, AmSouth may use temporary defensive strategies differing from those designed to achieve the Funds' investment objectives, such as by increasing the Funds' holdings in Municipal Securities (in the case of the Florida Fund) and Taxable Obligations to over 20% of the Funds' total assets and by holding uninvested cash reserves pending investment. Taxable Obligations may include obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit, demand and time deposits, bankers' acceptances of selected banks, and commercial paper meeting the Tax-Free Funds' quality standards (as described below) for tax-exempt commercial paper. These obligations are described further in the Statement of Additional Information.



  The Tax-Free Funds may also invest in private activity bonds ("industrial development bonds" under prior law). Interest on private activity bonds (and industrial development bonds) is fully tax-exempt only if the bonds fall within certain defined categories of qualified private activity bonds and meet the requirements specified in those respective categories. Regardless of whether they qualify for tax-exempt status, private activity bonds may subject both individual and corporate investors to tax liability under the alternative minimum tax. However, private activity bonds will only be considered

Municipal Securities for the purposes of this Prospectus if they do not have this effect regarding individuals. For additional information on the federal alternative minimum tax, see "DIVIDENDS AND TAXES."



  The Tax-Free Funds may invest in Eligible Municipal Securities that are rated at the time of purchase within the three highest rating groups assigned by a nationally recognized statistical rating organization (an "NRSRO"). The Funds may also purchase Eligible Municipal Securities that are unrated at the time of purchase but are determined to be of comparable quality by AmSouth pursuant to guidelines approved by the Trust's Board of Trustees. Eligible Municipal Securities may be purchased in reliance upon a rating only when the rating organization is not affiliated with the issuer or guarantor of the securities. The applicable ratings are described in the Appendix to the Statement of Additional Information.



  The two principal classifications of Eligible Municipal Securities that may be held by the Tax-Free Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities, or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.



  Eligible Municipal Securities may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality that created the issuer.



  Opinions relating to the validity of Eligible Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Tax-Free Funds nor their investment advisor will review the proceedings relating to the issuance of Eligible Municipal Securities or the basis for such opinions.



  Although the Municipal Bond Fund does not presently intend to do so on a regular basis, it may invest more than 25% of its total assets in Municipal Securities that are related in such a way that an economic, business, or political development or change affecting one such security would likewise affect the other Municipal Securities. An example of such securities are obligations the repayment of which is dependent upon similar types of projects. Such investments would be made only if deemed necessary or appropriate by the Fund's investment advisor. To the extent that the Fund's assets are concentrated in Municipal Securities that are so related, the Fund will be subject to the peculiar risks presented by such securities, such as negative developments in a particular industry, to a greater extent than it would be if the Fund's assets were not so concentrated.



  The Tax-Free Funds may acquire "puts" with respect to Eligible Municipal Securities held in their portfolios. Under a put, the Funds would have the right to sell a specified Eligible Municipal Security within a specified period of time at a specified price to a third party. A put would be sold, transferred, or assigned only with the underlying Eligible Municipal Security. The Funds will acquire puts solely to facilitate portfolio liquidity, shorten the maturity of the underlying Eligible Municipal Securities, or permit the investment of the Funds' at a more favorable rate of return. The Funds expect that they will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Funds may pay for a put separately in cash. The aggregate price of a security subject to a put may be higher than the price which otherwise would be paid for the security without such an option, thereby increasing the security's cost and reducing its yield.



  The Tax-Free Funds may also invest in master demand notes in order to satisfy short-term needs or, if warranted, as part of its temporary defensive investment strategy. Such notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a United States commercial bank acting as agent for the payees of such notes. Master demand notes are callable on demand by the Funds, but are not marketable to third parties. Master demand notes are direct lending arrangements between the Fund and the issuer of such notes. The investment advisor of the Funds will review the quality of master demand notes at least quarterly, and will consider the earning power, cash flow and debt-to-equity ratios indicating the borrower's ability to pay principal together with accrued interest on demand. While master demand notes are not typically rated by credit rating agencies, issuers of such notes must satisfy the same criteria for the Funds set forth above for commercial paper.



  The Tax-Free Funds may acquire rated and unrated variable and floating rate notes. Variable and floating rate notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by the Funds will be determined by the Funds' investment advisor under guidelines established by the Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Funds' investment policies. There may be no active secondary market with respect to a particular variable or floating rate note. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Funds will approximate their par value.



  The Tax-Free Funds may acquire zero-coupon obligations. Such zero-coupon obligations pay no current interest and are typically sold at prices greatly discounted from par value, with par value to be paid to the holder at maturity. The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations have greater price volatility than coupon obligations and such obligations will be purchased when the yield spread, in light of the obligation's duration, is considered advantageous. The Funds will only purchase zero-coupon obligations if, at the time of purchase, such investments do not exceed 20% of the value of the Florida Fund's total assets and 25% of the Municipal Bond Fund's total assets.



  An increase in interest rates will generally reduce the value of the investments in the Tax-Free Funds and a decline in interest rates will generally increase the value of those investments. Depending upon prevailing market conditions, AmSouth may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value, the yield will be lower than the coupon rate. In making investment decisions, AmSouth will consider many factors besides current yield, including the preservation of capital, maturity, and yield to maturity.



THE FLORIDA FUND--DIVERSIFICATION AND


CONCENTRATION



  The Florida Fund is a non-diversified fund under the Investment Company Act of 1940 (the "1940 Act") and may concentrate its investments in the securities of a limited number of issuers. Under the Internal Revenue Code of 1986, as amended, (the "Code")the Florida Fund generally may not invest more than 25% of its total assets in securities of any one issuer (other than U.S. government securities) at the end of each fiscal quarter and, with respect to 50% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of any one issuer (other than U.S. government securities) at the end of each fiscal quarter. Thus, the Florida Fund generally may each invest up to 25% of its total assets in the securities of each of any two issuers. Because of the relatively small number of issuers of Florida Municipal Securities, the Florida Fund is more likely to invest a higher percentage of its assets in the securities of a single issuer than an investment company that invests in a broad range of tax-exempt securities. This concentration involves an increased risk of loss if the issuer is unable to make interest or principal payments or if the market value of such securities were to decline. Concentration of this nature may cause greater fluctuation in the net asset value of the Florida Fund's shares.



                             INVESTMENT TECHNIQUES



  Each Income Fund may invest up to 5% of the value of its total assets in the securities of any one money market mutual fund including Shares of the AmSouth Prime Obligations Fund, the AmSouth U.S. Treasury Fund (and, with respect to the Tax-Free Funds, the AmSouth Tax Exempt Fund), provided that no more than 10% of each Fund's total assets may be invested in the securities of money market mutual funds in the aggregate. In order to avoid the imposition of additional fees as a result of investments by the each Funds in the Prime Obligations Fund and the AmSouth U.S. Treasury Fund (and, with respect to the Tax-Free Funds, the AmSouth Tax Exempt Fund), the Investment Advisor and the Administrator will reduce that portion of their usual service fees from each Fund by an amount equal to their service fees from the AmSouth Money Market Funds that are attributable to those Fund investments. The Investment Advisor and the Administrator will promptly forward such fees to the Funds. Each Fund will incur additional expenses due to the duplication of expenses as a result of investing in securities of other unaffiliated money market mutual funds. Additional restrictions regarding the Funds' investments in the securities of an unaffiliated money market fund and/or the AmSouth Money Market Funds are contained in the Statement of Additional Information.



OPTIONS



  The Bond Fund, Limited Maturity Fund, and Government Income Fund may engage in writing call options from time to time as AmSouth deems to be appropriate. Options are written solely as covered call options (options on securities owned by the Fund). Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. In order to close out an option position, the Fund will enter into a "closing purchase transaction"--the purchase of a call option on the same security with the same exercise price and expiration date as any call option which it may previously have written on any particular securities. When the portfolio security is sold, the Fund effects a closing purchase transactions so as to close out any existing call option on that security. If the Fund is unable to effect a closing purchase transactions so as to close out any existing call option on that security. If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline.


  From time to time, the Bond Fund and the Limited Maturity Fund may also purchase call options on any of the types of securities in which each Fund may invest. A purchased call option gives a Fund the right to buy and obligates the seller to sell the underlying security at a specified exercise price during the option period. Purchasing call options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to writers of options.

  From time to time, the Bond Fund may purchase put options. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. Puts may be acquired by the Fund to facilitate the liquidity of the portfolio assets. Puts may also be used to facilitate the reinvestment of assets at a rate of return more favorable than that of the underlying security. The Bond Fund may sell, transfer, or assign a put only in conjunction with the sale, transfer or assignment of the underlying security or securities.

  The amount payable to the Bond Fund upon its exercise of a "put" is normally
(i) the Fund's acquisition cost of the securities subject to the put (excluding any accrued interest which the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities). The Bond Fund intends to enter into puts only with dealers, banks, and broker-dealers which, in AmSouth's opinion, present minimal credit risks.


  For discussion of the Tax-Free Funds' ability to acquire puts, see "The Florida Fund and the Municipal Bond Fund" in this Prospectus.


WHEN-ISSUED SECURITIES


  Each Income Fund may also purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. The Income Funds will generally not pay for such securities or start earning interest on them until they are received. When an Income Fund agrees to purchase securities on a "when-issued" basis, the Trust's custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account. Securities purchased on a "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Each of the Income Funds expects that commitments to purchase "when-issued" securities will not exceed 25% of the value of its total assets under normal market conditions, and that a commitment to purchase "when-issued" securities will not exceed 60 days. In the event that its commitment to purchase "when-issued" securities ever exceeded 25% of the value of its total assets, an Income Fund's liquidity and the investment advisor's ability to manage it might be adversely affected. The Income Funds do not intend to purchase "when-issued" securities for speculation purposes, but only for the purpose of acquiring portfolio securities.


REPURCHASE AGREEMENTS

  Securities held by the Income Funds may be subject to repurchase agreements. If the seller under a repurchase agreement were to default on its repurchase obligation or become insolvent, the Income Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Income Fund were delayed pending court action. Additionally, if the seller should be involved in bankruptcy or insolvency proceedings, the Income Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Income Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

REVERSE REPURCHASE AGREEMENTS

  Each Income Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, an Income Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. Reverse purchase agreements involve the risk that the market value of the securities sold by an Income Fund may decline below the price at which the Fund is obligated to repurchase the securities.

OTHER INVESTMENT PRACTICES


  In order to generate additional income, the Bond Fund, Limited Maturity Fund, and Government Income Fund may, from time to time, lend its securities to broker-dealers, banks or institutional borrowers of securities which are not affiliated di-rectly or indirectly with the Trust. While the lending of securities may subject the Funds to certain risks, such as delays or an inability to regain the securities in the event the borrower were to default on its lending agreement or enter into bankruptcy, each Fund will receive 100% collateral in the form of cash or U.S. Government securities. This collateral will be valued daily by AmSouth and should the market value of the loaned securities increase, the borrower will furnish additional collateral to each Fund. During the time securities of the Funds are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by the Funds or the borrower at any time. While the Funds do not have the right to vote securities on loan, each Fund intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which AmSouth has determined are creditworthy under guidelines established by the Trust's Board of Trustees.

  The Government Income Fund may engage in the technique of short-term trading. Such trading involves the selling of securities held for a short time, ranging from several months to less than a day. The object of such short-term trading is to increase the potential for capital appreciation and/or income of the Government Income Fund in order to take advantage of what AmSouth believes are changes in market, industry or individual company conditions or outlook. Any such trading would increase the turnover rate of the Government Income Fund and its transaction costs. The Bond Fund and Limited Maturity Funds will not purchase securities solely for the purpose of short-term trading.

                            INVESTMENT RESTRICTIONS


  Each Income Fund is subject to a number of investment restrictions that may be changed only by a vote of a majority of the outstanding Shares of that Fund. See "GENERAL INFORMATION-- Miscellaneous" in this prospectus.



  The Bond Fund, Limited Maturity Fund, Government Income Fund, and the Municipal Bond Fund may not:



  1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of such Fund's total assets would be invested in such issuer, or such Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of each Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.



  The Income Funds may not:



  1. Purchase any securities which would cause more than 25% of the value of such Income Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) for the Bond Fund, the Limited Maturity Fund, the Florida Fund, and the Municipal Bond Fund there is no limitation with respect to Municipal Securities, which, for purposes of this limitation only, do not include private activity bonds that are backed only by the assets and revenues of a nongovernmental user; (c) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (d) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.


  2. Borrow money or issue senior securities, except that each Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of such Fund's total assets at the time of its borrowing. A Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.



  3. Make loans, except that each Fund may purchase or hold debt instruments in accordance with its investment objective and policies, may lend Fund securities in accordance with its investment objective and policies, and may enter into repurchase agreements.



  The Tax-Free Funds may not:



  1. Write or sell puts, calls, straddles, spreads, or combinations thereof except that the Funds may acquire puts with respect to Eligible Municipal Securities and sell those puts in conjunction with a sale of those Eligible Municipal Securities.


                              VALUATION OF SHARES

  The net asset value of each Income Fund is determined and its Shares are priced as of 4:00 p.m., Eastern Time (the "Valuation Time") on each Business Day of such Fund. As used herein a "Business Day" constitutes any day on which the New York Stock Exchange (the "NYSE") is open for trading and the Federal Reserve Bank of Atlanta is open, except days on which there are not sufficient changes in the value of the Fund's portfolio securities that the Fund's net asset value might be materially affected, or days during which no Shares are tendered for redemption and no orders to purchase Shares are received. Currently, either the NYSE or the Federal Reserve Bank of Atlanta is closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day. Net asset value per Share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to an Income Fund, less the liabilities charged to that Fund, by the number of the outstanding Shares of that Fund. The net asset value per Share of each Income Fund will fluctuate as the value of its investment portfolio changes.


  The securities in each Fund will be valued at market value. If market quotations are not available, the securities will be valued by a method which the Board of Trustees of the Trust believes accurately reflects fair value. For further information about valuation of investments in the Income Funds, see the Statement of Additional Information.


                       HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

  Shares in each Income Fund are sold on a continuous basis by the Trust's distributor, BISYS Fund Services (the "Distributor"). The principal office of the Distributor is 3435 Stelzer Road, Columbus, Ohio 43219. If you wish to purchase Shares, contact the Trust at (800) 451-8382.

PURCHASES OF SHARES

  Shares of the Income Funds may be purchased through procedures established by the Distributor in connection with requirements of qualified accounts maintained by or on behalf of certain persons ("Customers") by AmSouth or its correspondent or affiliated banks (collectively, the "Banks"). These procedures may include instructions under which a Customer's account is "swept" automatically no less frequently than weekly and amounts in excess of a minimum amount agreed upon by a Bank and its Customer are invested by the Distributor in Shares of the Funds. These procedures may also include transactions whereby AmSouth as agent purchases Shares of the Income Funds in amounts that correspond to the market value of securities sold to the Funds by AmSouth as agent.


  Shares of the Trust sold to the Banks acting in a fiduciary, advisory, custodial, or other similar capacity on behalf of Customers will normally be held of record by the Banks. With respect to Shares so sold, it is the responsibility of the particular Bank to transmit purchase or redemption orders to the Distributor and to deliver federal funds for purchase on a timely basis. Beneficial ownership of the Shares will be recorded by the Banks and reflected in the account statements provided by the Banks to Customers.


  Investors may also purchase Shares of an Income Fund by completing and signing an Account Registration Form and mailing it, together with a check (or other negotiable bank draft or money order) in at least the minimum initial purchase amount, payable to the Trust in care of AmSouth Mutual Funds, Department L1304, Columbus, Ohio 43260-1304. Subsequent purchases of Shares of a Fund may be made at any time by mailing a check (or other negotiable bank draft or money order) payable to the Trust, to the above address.


  If an Account Registration Form has been previously received by the Distributor, investors may also purchase Shares of an Income Fund either by telephone or by wiring funds to the Trust's custodian. Telephone orders may be placed by calling the Trust at (800) 451-8382. Payment for Shares ordered by telephone may be made by check and must be received by the Trust's custodian within seven days of the telephone order. If payment is not received within seven days or a check timely received does not clear, the purchase will be cancelled and the investor could be liable for any losses or fees incurred. In the case of purchase of Shares effected by wiring funds to the Trust's custodian, investors must call the Trust at (800) 451-8382 to obtain instructions regarding the bank account number into which the funds should be wired and other pertinent information.

  Investors may also purchase Shares by arranging systematic monthly, bi-monthly or quarterly investments into the Funds with the Trust's Automatic Investment Plan ("AIP"). The minimum investment amounts are $50 per transfer and the maximum amount with respect to any transfer is $100,000. After investors give the Trust proper authorization, their bank accounts, which must be with banks that are members of the Automated Clearing House, will be debited accordingly to purchase Shares. Investors will receive a confirmation from the Trust for every transaction, and a withdrawal will appear on their bank statements.

  To participate in AIP, investors must complete the appropriate sections of the Account Registration form or call for instructions. This form may be obtained by calling the Trust at (800) 451-8382. The amount investors specify will automatically be invested in Shares at the specified Fund's public offering price per Share next determined after the debit is made.

  To change the frequency or amount invested, written instructions must be received by the Trust at least seven Business Days in advance of the next transfer. If the bank or bank account number is changed, instructions must be received by the Trust at least 20 Business Days in advance. In order to change a bank or bank account number, investors also must have their signature guaranteed by a bank, broker, dealer, credit union, securities exchange, securities association, clearing agency or savings association, as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 (an "Eligible Guarantor Institution"). Signature guarantees are described more fully under "REDEMPTION BY MAIL" below. If there are insufficient funds in the investor's designated bank account to cover the Shares purchased using AIP, the investor's bank may charge the investor a fee or may refuse to honor the transfer instruction (in which case no Fund Shares will be purchased).

  Investors should check with their banks to determine whether they are members of the Automated Clearing House and whether their banks charge a fee for transferring funds through the Automated Clearing House. Expenses incurred by the Funds related to AIP are borne by the Funds and therefore there is no direct charge by the Funds to investors for use of these services.


  Shares of each Fund are purchased at the public offering price per Share, which is the net asset value per Share (see "VALUATION OF SHARES") next determined after receipt by the Distributor of an order in good form to purchase Shares plus the applicable sales charge as described below. Purchases of Shares of an Income Fund will be effected only on a Business Day (as defined in "VALUATION OF SHARES") of such Fund. An order received prior to the Valuation Time on any Business Day will be executed based on the net asset value determined as of the Valuation Time on the date of receipt. An order received after the Valuation Time on any Business Day will be executed based on the net asset value determined as of the next Business Day.



  In the case of orders for the purchase of Shares placed through a broker-dealer, the applicable public offering price will be calculated with reference to the net asset value as so determined, but only if the broker-dealer receives the order prior to the Valuation Time for that day and transmits it to the Distributor prior to its close of business that same day (normally 4:00 p.m. Eastern Time). The broker-dealer is responsible for transmitting such orders by 4:00 p.m. If the broker-dealer fails to do so, the investor's right to that day's closing price must be settled between the investor and the broker-dealer.



  The minimum investment is $1,000 for the initial purchase of Shares of a Fund by an investor. There is no minimum investment for subsequent purchases; however, as described above, the minimum subsequent investment when using AIP is $50 per transfer. The minimum initial investment amount may be waived if purchases are made in connection with Individual Retirement Accounts, Keogh plans or similar plans. For information on IRAs or Keogh or similar plans, contact AmSouth at (800) 444-4727.



  Depending upon the terms of a particular Customer account, the Banks may charge a Customer's account fees for automatic investment and other cash management services provided in connection with investment in a Fund. Information concerning these services and any charges can be obtained from the Banks. This Prospectus should be read in conjunction with any such information received from the Banks.


  The Trust reserves the right to reject any order for the purchase of its Shares in whole or in part, including purchases made with foreign and third party drafts or checks.

  Every Shareholder will receive a confirmation of each new transaction in his or her account, which will also show the total number of Shares of the particular Fund owned by the Shareholder. Reports of purchases and redemptions of Shares by Banks on behalf of their Customers will be sent by the Banks to their Customers. Shareholders may rely on these statements in lieu of certificates. Certificates representing Shares will not be issued.

SALES CHARGE


  The public offering price of a share of an Income Fund equals its net asset value plus a sales charge. BISYS Fund Services receives this sales charge as Distributor and will re-allow a portion of it as dealer discounts and brokerage commissions. However, BISYS Fund Services, at its sole discretion, may pay certain dealers all or part of the portion of the sales charge it receives. A broker or dealer who receives a reallowance in excess of 90% of the sales charge may be deemed to be an "underwriter" for purposes of the Securities Act of 1933.

                                                      SALES CHARGE AS                          DEALER
                                                      A PERCENTAGE OF   SALES CHARGE AS       ALLOWANCE
                                                        NET AMOUNT      A PERCENTAGE OF    AS A PERCENTAGE
                 AMOUNT OF PURCHASE                      INVESTED       OFFERING PRICE    OF OFFERING PRICE
----------------------------------------------------  ---------------   ---------------   -----------------
Less than $100,000..................................        3.09%             3.00%              2.70%
$100,000 but less than $250,000.....................        2.04%             2.00%              1.80%
$250,000 but less than $1,000,000...................        1.01%             1.00%               .90%
$1,000,000 or more..................................         -0-               -0-                -0-

  From time to time dealers who receive dealer discounts and broker commissions from the Distributor may reallow all or a portion of such dealer discounts and broker commissions to other dealers or brokers. The Distributor, at its expense, will also provide additional compensation to dealers in connection with sales of Shares of any of the Funds. Such compensation will include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more Funds of the Trust, and/or other dealer-sponsored special events. In some instances, this compensation will be made available only to certain dealers whose representatives have sold a significant amount of such Shares. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Compensation will also include the following types of non-cash compensation offered through sales contests: (1) vacation trips, including the provision of travel arrangements and lodging at luxury resorts at an exotic location, (2) tickets for entertainment events (such as concerts, cruises and sporting events) and (3) merchandise (such as clothing, trophies, clocks and pens). Dealers may not use sales of a Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by any Fund or its Shareholders.

  The sales charges set forth in the table above are applicable to purchases made at one time by any purchaser (a "Purchaser"), which includes: (i) an individual, his or her spouse and children under the age of 21; (ii) a trustee or other fiduciary of a single trust estate or single fiduciary account; or
(iii) any other organized group of persons, whether incorporated or not, provided that such organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company. In order to qualify for a lower sales charge, all orders from a Purchaser will have to be placed through a single investment dealer and identified at the time of purchase as originating from the same Purchaser, although such orders may be placed into more than one discrete account which identifies the Purchasers.

SALES CHARGE WAIVERS


  The following classes of investors may purchase Shares of a Fund with no sales charge in the manner described below (which may be changed or eliminated at any time by the Distributor):



  (1) Existing Shareholders of a Fund upon the reinvestment of dividend and capital gain distributions;


  (2) Officers, trustees, directors, employees and retired employees of the Trust, AmSouth Bancorporation and its affiliates, and BISYS Fund Services and its affiliates (and spouses and children of each of the foregoing);


  (3) Investors for whom AmSouth Bancorporation or one of its affiliates acts in a fiduciary, advisory, custodial, agency or similar capacity through an account with the Trust Department of AmSouth Bancorporation or one of its affiliates;



  (4) Investors who purchase Shares of a Fund through a payroll deduction plan, a 401(k) plan, or a 403(b) plan which by its terms permits purchases of Shares;

  (5) Employees (and their spouses and children under the age of 21) of any broker-dealer with which the Distributor enters into a dealer agreement to sell shares of the Funds;



  (6) Orders placed on behalf of other investment companies distributed by the Distributor and its affiliated companies; and



  (7) Investors who purchase Shares of a Fund through certain broker-dealers, registered investment advisors and other financial institutions that have entered into an agreement with the Distributor which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account," asset allocation or a similar program under which such clients pay a fee to such broker-dealer, registered investment advisor or other financial institution.



  From time to time, for special promotional purposes, the Distributor may offer special concessions to enable investors to purchase shares of a Fund offered by the Trust at net asset value without payment of a front-end charge. To qualify for a net asset value purchase, the investor must pay for such purchase with the proceeds from the redemption of shares of a non-affiliated mutual fund on which a front-end sales charge was paid. A qualifying purchase of shares must occur within 30 days of prior redemption and must be evidenced by a confirmation of the redemption transaction. At the time of purchase, the investment representative must notify the Distributor that the purchase qualifies for a purchase at net asset value and provide sufficient information to permit confirmation of qualification. Proceeds from the redemption of shares on which no front-end sales charge was paid do not qualify for a purchase at net asset value.


  The Distributor may also periodically waive the sales charge for all investors with respect to any Income Fund.

LETTER OF INTENT

  By checking the Letter of Intent box on the account application, a shareholder becomes eligible for reduced sales charges applicable to the total amount invested in shares of an Income Fund in the load fund over a 13-month period (beginning up to 90 days prior to the date indicated on the account application). The Trust's Transfer Agent will hold in escrow 5% of the amount indicated for payment of the higher sales charge if a shareholder does not purchase the full amount indicated on the account application. Upon completion of the total minimum investment specified on the account application, the escrow will be released, and an adjustment will be made to reflect any reduced sales charge applicable to shares purchased during the 90-day period prior to submission of the account application. Additionally, if the total purchases within the 13-month period exceed the amount specified, an adjustment will be made to reflect further reduced sales charges applicable to such purchases. All such adjustments will be made at the conclusion of the 13-month period in the form of additional shares credited to the shareholder's account at the then current Public Offering Price applicable to a single purchase of the total amount of the total purchases. If total purchases are less than the amount specified, escrowed shares may be involuntarily redeemed to pay the additional sales charge. Checking a Letter of Intent box does not bind an investor to purchase, or the Fund to sell, the full amount indicated at the sales load in effect at the time of signing, but an investor must complete the intended purchase to obtain the reduced sales load.

  For further information about Letters of Intent, interested investors should contact the Trust at (800) 451-8382. This program, however, may be modified or eliminated at any time or from time to time by the Distributor without notice.

CONCURRENT PURCHASES AND RIGHT OF ACCUMULATION


  A Purchaser may qualify for a reduced sales charge by combining concurrent purchases of Shares of an Income Fund and one or more of the other Funds of the Trust sold with a sales charge or by combining a current purchase of Shares of a Fund with prior purchases of Shares of any Fund of the Trust sold subject to a sales charge. The applicable sales charge is based on the sum of (i) the

Purchaser's current purchase of shares of any Fund sold with a sales charge plus
(ii) the then current net asset value of all Shares held by the Purchaser in any Fund sold with a sales charge. To receive the applicable public offering price pursuant to the right of accumulation Shareholders must at the time of purchase provide the Transfer Agent or the Distributor with sufficient information to permit confirmation of qualification. Accumulation privileges may be amended or terminated without notice at any time by the Distributor.

EXCHANGE PRIVILEGE


  Shareholders may exchange Shares of an Income Fund for Shares of any other Fund of the Trust so long as they maintain the respective minimum account balance in each Fund in which they own Shares. Shareholders may exchange their Shares for Shares of a Fund with the same or lower sales charge on the basis of the relative net asset value of the Shares exchanged without the imposition of a sales charge. Fund Shareholders may exchange their Shares for Shares of a Fund with a higher sales charge by paying the difference between the two sales charges; however, Shareholders of the Limited Maturity Fund who owned Shares of that Fund as of March 15, 1992 may exchange Shares of that Fund for Shares of a Fund with a higher sales charge without payment of an additional sales charge. Shareholders may exchange Shares of a Fund without a sales charge for Shares of a Fund with a sales charge, by paying the applicable sales charge, so long as they maintain the respective minimum account balances in each Fund in which they own Shares. Shares of a Fund without a sales charge that were acquired through an exchange of Shares of a Fund with respect to which a sales charge was paid may be exchanged for Shares of a Fund with a sales charge without payment of a sales charge, provided that such an exchange may only be made once during each calendar year and only upon the written request of a Shareholder. To receive the applicable public offering price, shareholders must at the time of purchase provide the Transfer Agent or the Distributor with sufficient information to permit confirmation of qualification.



  An exchange is considered to be a sale of Shares for federal income tax purposes on which a Shareholder may realize a capital gain or loss. In general, if a shareholder exchanges Income Fund shares for Shares of another Fund without paying a sales charge, the gain or loss on the exchange of the Fund Shares will be calculated without taking into account the sales charge paid on the Fund Shares if the Fund Shares were held less than 91 days. The sales charge will instead be added to the basis of the Fund Shares acquired in the exchange. The application of this rule will increase the gain or reduce the loss that the Shareholder would otherwise recognize on the exchange of the Shares of the Fund.


  Before an exchange can be effected, a Shareholder must receive a current prospectus of the Fund into which the Shares are exchanged. An exchange may be made by calling the Trust at (800) 451-8382 or by mailing written instructions to the Transfer Agent. Exchange privileges may be exercised only in those states where Shares of such other Funds of the Trust may legally be sold, and may be amended or terminated at any time upon sixty (60) days' notice.

  The Trust's exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Trust and increase transaction costs, the Trust has established a policy of limiting excessive exchange activity. Exchange activity will not be deemed excessive if limited to four substantive exchange redemptions from a Fund during any calendar year.

DIRECTED DIVIDEND OPTION

  Shareholders can elect to have dividend distributions (capital gains, dividends, dividends and capital gains) paid by check or reinvested within the Fund or reinvested in other AmSouth Mutual Funds of the same shareholder registration without a sales charge. To participate in the Directed Dividend Option, a shareholder must maintain a minimum balance of

$1,000 in each Fund into which he or she plans to reinvest dividends.

  The Directed Dividend Option may be modified or terminated without notice. In addition, the Trust may suspend a shareholder's Directed Dividend Option without notice if the account balance is less than the minimum $1,000. Participation in the Option may be terminated or changed by the shareholder at anytime by writing the Distributor. The Directed Dividend Option is not available to participants in an AmSouth Mutual Funds IRA.

REDEMPTION OF SHARES

  Shares may ordinarily be redeemed by mail or by telephone. However, all or part of a Customer's Shares may be redeemed in accordance with instructions and limitations pertaining to his or her account at a Bank.

REDEMPTION BY MAIL

  A written request for redemption must be received by the Transfer Agent in order to constitute a valid tender for redemption. The Transfer Agent will require a signature guarantee by an eligible guarantor institution. For purposes of this policy, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. The signature guarantee requirement will be waived if the following conditions apply: (1) the redemption check is payable to the Shareholder(s) of record; and (2) the redemption check is mailed to the Shareholder(s) at the address of record or the proceeds are either mailed or wired to a financial institution account previously designated. There is no charge for having redemption requests mailed to a designated bank account.

REDEMPTION BY TELEPHONE

  A Shareholder may have the payment of redemption requests wired or mailed directly to a domestic commercial bank account previously designated by the Shareholder on the Account Registration Form. Under most circumstances, such payments will be transmitted on the next Business Day following receipt of a valid request for redemption. Such wire redemption requests may be made by the Shareholder by telephone to the Transfer Agent. The Transfer Agent may reduce the amount of a wire redemption payment from the maximum wire redemption charge of $15.00. Such charge is presently $7.00 for each wire redemption. There is no charge for having payment of redemption requests mailed or sent via the Automated Clearing House to a designated bank account. For telephone redemptions, call the Trust at (800) 451-8382. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if these procedures are not followed, the Trust may be liable for any losses due to unauthorized or fraudulent instructions. These procedures include recording all phone conversations, sending confirmations to Shareholders within 72 hours of the telephone transaction, verifying the account name and a shareholder's account number or tax identification number, and sending redemption proceeds only to the address of record or to a previously authorized account.


  During periods of significant economic or market change, telephone redemptions may be difficult to complete. If a Shareholder is unable to contact the Distributor by telephone, a Shareholder may also mail the redemption request to the Distributor at the address listed above under "HOW TO REDEEM
SHARES--Redemption by Mail."


PAYMENTS TO SHAREHOLDERS

  Redemption orders are effected at the net asset value per Share next determined after the Shares are properly tendered for redemption, as described above. The proceeds paid upon redemption of Shares in an Income Fund may be more or less than the amount invested. Payment to Shareholders for Shares redeemed will be made within seven days after receipt by the Transfer Agent of the request for redemption. However, to the greatest extent possible, the Trust will attempt to honor requests from Shareholders for next Business Day payments upon redemption of Shares if the request for redemption is received by the Transfer Agent before 4:00 p.m., Eastern Time, on a Business Day or, if the request for redemption is received after 4:00 p.m., Eastern Time, to honor requests for payment within two Business Days, unless it would be disadvantageous to the Trust or the Shareholders of the particular Income Fund to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.

  At various times, the Trust may be requested to redeem Shares for which it has not yet received good payment. In such circumstances, the Trust may delay the forwarding of proceeds only until payment has been collected for the purchase of such Shares which may take up to 15 days or more. To avoid delay in payment upon redemption shortly after purchasing Shares, investors should purchase Shares by certified or bank check or by wire transfer. The Trust intends to pay cash for all Shares redeemed, but under abnormal conditions which make payment in cash unwise, the Trust may make payment wholly or partly in portfolio securities at their then current market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.


  Due to the relatively high cost of handling small investments, the Trust reserves the right to redeem, at net asset value, the Shares of any Shareholder if, because of redemptions of Shares by or on behalf of the Shareholder, the account of such Shareholder in any Income Fund has a value of less than $250. Accordingly, an investor purchasing Shares of a Fund in only the minimum investment amount may be subject to such involuntary redemption if he or she thereafter redeems some of his or her Shares. Before the Trust exercises its right to redeem such Shares and to send the proceeds to the Shareholder, the Shareholder will be given notice that the value of the Shares in his or her account is less than the minimum amount and will be allowed 60 days to make an additional investment in an amount which will increase the value of the account to at least $250.


  See "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION" in the Statement of Additional Information for examples of when the Trust may suspend the right of redemption or redeem Shares involuntarily if it appears appropriate to do so in light of the Trust's responsibilities under the Investment Company Act of 1940.

                              DIVIDENDS AND TAXES

  A dividend for each Income Fund will be declared monthly at the close of business on the day of declaration consisting of an amount of accumulated undistributed net income of the Fund as determined to be necessary or appropriate by the appropriate officers of the Trust. Dividends will generally be paid monthly. Distributable net realized capital gains are distributed annually to Shareholders of record. A Shareholder will automatically receive all income dividends and capital gains distributions in additional full and fractional Shares unless the Shareholder elects to receive such dividends or distributions in cash. Dividends and distributions are reinvested without a sales charge as of the ex-dividend date using the net asset value determined on that date and are credited to a Shareholder's account on the payment date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash. Dividends are generally taxable when received. However, dividends declared in October, November, or December to Shareholders of record during those months and paid during the following January are treated for tax purposes as if they were received by each Shareholder on December 31 of the prior year. Elections to receive dividends or distributions in cash, or any revocation thereof, must be made in writing to the Transfer Agent at 3435 Stelzer Road, Columbus, Ohio 43219, and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent.


  Each of the Income Funds is treated as a separate entity for federal income tax purposes. Each Income Fund intends to qualify for treatment as a "regulated investment company" under the Code. If they so qualify, the Income Funds will not have to pay federal income taxes on net income and net capital gain income that they distribute to shareholders. Regulated investment companies are also subject to a federal excise tax if they do not distribute their income on a timely basis. Each Fund intends to avoid paying federal income and excise taxes by timely distributing substantially all its net income and net capital gain income.



BOND FUND, LIMITED MATURITY FUND, AND GOVERNMENT INCOME FUND



  Distributions by the Bond Fund, Limited Maturity Fund, and Government Income Fund of ordinary income and/or an excess of short-term capital gain over net long-term loss are taxable to shareholders as ordinary income. It is not expected that the dividends-received deduction for corporations will apply.



  Distribution by the Bond Fund, Limited Maturity Fund, and Government Income Fund of the excess of net long-term capital gain over net short-term capital loss is taxable to Shareholders as long-term capital gain in the year in which it is received, regardless of how long the Shareholder has held Shares in such Fund. Such distributions are not eligible for the dividends-received deduction.



  Prior to purchasing Shares of the Bond Fund, Limited Maturity Fund, and Government Income Fund, the impact of dividends or capital gains distributions which are expected to be declared or have been declared, but not paid, should be carefully considered. Dividends or capital gains distributions paid after a purchase of Shares are subject to federal income taxes, although in some circumstances the dividends or distributions may be, as an economic matter, a return of capital. A Shareholder should consult his or her own advisor for any special advice.



  Dividends received by a Shareholder that are derived from the Bond Fund, Limited Maturity Fund, and Government Income Fund investments in U.S. Government obligations may not be entitled to the exemptions from state and local income taxes that would be available if the Shareholder had purchased U.S. Government obligations directly.



  A Shareholder will generally recognize long-term capital gain or loss on the sale or exchange of shares in an Income Fund held by the Shareholder for more than twelve months. If a Shareholder receives a capital gain dividend with respect to a Share of the Bond Fund, Limited Maturity Fund, and Government Income Fund and such Share is held for six months or less, any loss on the sale or exchange of such Share shall be treated as a long-term capital loss to the extent of the capital gain dividend.



  The holder of a security issued with "original issue discount" (including a zero-coupon United States Treasury security) is required to accrue as income each year a portion of the discount at which the security was purchased, even though the holder does not currently receive the interest payment in cash. A security has original issue discount if its redemption price exceeds its issue price by more than a de minimis amount. Accordingly, the Bond Fund, Limited Maturity Fund, and Government Income Fund may be required to distribute each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of its portfolio securities, if necessary. The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would have in the absence of such transactions.


  Additional information regarding federal taxes is contained in the Statement of Additional Information under "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION--Additional

Tax Information" and "Additional Tax Information Concerning the Tax Exempt
Fund."

  The foregoing discussion is limited to federal income tax consequences and is based on tax laws and regulations which are in effect as of the date of this Prospectus; such laws and regulations may be changed by legislative or administrative actions. The foregoing is also intended only as a brief summary of some of the important tax considerations generally affecting the Income Funds and their Shareholders. Potential investors in the Bond Fund, Limited Maturity Fund, and Government Income Fund are urged to consult their tax advisors concerning their own tax situation and concerning the application of state and local taxes which may differ from the federal income tax consequences described above.

  Shareholders will be advised at least annually as to the character for federal income tax purposes of distributions made during the year.


FLORIDA FUND AND MUNICIPAL
BOND FUND



  The Tax-Free Funds' Shareholders may treat as exempt interest and exclude from gross income for federal income tax purposes dividends derived from net exempt-interest income and designated by the Funds as exempt interest dividends. However, such dividends may be taxable to shareholders under state or local law as ordinary income even though all or a portion of the amounts may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such taxes.



  Dividends from the Tax-Free Funds attributable to exempt-interest dividends may cause the social security and railroad retirement benefits of individual shareholders to become taxable, or increase the amount that is taxable. Interest on indebtedness incurred by a Shareholder to purchase or carry Shares is not deductible for federal income tax purposes to the extent the Funds distribute exempt-interest dividends during the Shareholder's taxable year. It is anticipated that distributions from the Tax-Free Funds will not be eligible for the dividends received deduction for corporate shareholders.



  Gains on the sale of Shares in the Tax-Free Funds will be subject to federal, state, and local taxes. If a Shareholder receives an exempt-interest dividend with respect to any Share of the Fund and such Share is held for six months or less, any loss on the sale or exchange of such Share will be disallowed to the extent of the amount of such exempt-interest dividend.



  A Tax-Free Fund may at times purchase Municipal Securities at a discount from the price at which they were originally issued. For federal income tax purposes, some or all of this market discount will be included in the Tax-Free Fund's ordinary income and will be taxable to Shareholders as such when it is distributed to them.



  To the extent dividends paid to Shareholders are derived from taxable income (for example, from interest on certificates of deposit, market discount or repurchase agreements) or from long-term or short-term capital gains, such dividends will be subject to federal income tax and may be subject to state and local tax. A Shareholder should consult his or her own tax advisor for any special advice.



  Dividends attributable to interest on certain private activity bonds issued after August 7, 1986 must be included in alternative minimum taxable income of individual and corporate Shareholders for the purpose of determining liability (if any) for the applicable alternative minimum tax. All tax-exempt interest dividends will be required to be taken into account in calculating the alternative minimum taxable income of corporate shareholders.



  Additional information regarding federal taxes is contained in the Statement of Additional Information under "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION--Additional Tax Information" and "Additional Tax Information Concerning the Florida Fund."


  The foregoing discussion is limited to federal income tax consequences and is based on tax laws and regulations which are in effect as of the date of this Prospectus; such laws and regulations may be changed by legislative or administrative actions. The foregoing is also intended only as a brief summary of some of the important tax considerations generally affecting the Tax-Free Funds and their Shareholders. Potential investors in the Tax-Free Funds are urged to consult their tax advisers concerning their own tax situation and concerning the application of state and local taxes which may differ from the federal income tax consequences described above.


  Shareholders will be advised at least annually as to the character for federal income tax purposes of distributions made during the year.


FLORIDA TAXES



  The State of Florida does not impose an income tax on individuals. Therefore, distributions of the Florida Fund to individuals will not be subject to personal income taxation in Florida. Corporations and other entities subject to the Florida income tax will be subject to tax on distributions of investment income and capital gains by the Fund. Distributions attributable to interest on obligations of any state (including Florida), the District of Columbia, U.S. possessions, or any political subdivision thereof, will be taxable to corporations and other entities for Florida income tax purposes even though such interest income is exempt from federal income tax. Similarly, distributions attributable to interest on obligations of the United States and its territories will be taxable to corporations and other entities under the Florida income tax. For individuals and other entities subject to taxation in states and localities other than Florida, distributions of the Fund will be subject to applicable taxes imposed by such other states and localities.



  In the opinion of special Florida tax counsel to the Fund, shareholders of the Florida Fund who are subject to the Florida Intangible Personal Property Tax (the "Intangible Tax") will not be subject to the Intangible Tax on shares of the Florida Fund if, on the first day of the applicable calendar year, the assets of the Florida Fund consist solely of obligations of Florida or its political subdivisions; obligations of the United States, Puerto Rico, the Virgin Islands or Guam; or bank deposits, cash or other assets which would be exempt from the Intangible Tax if directly held by the shareholder. A ruling confirming this tax treatment is being sought from the Florida Department of Revenue. As described above, its is the Florida Fund's policy to invest at least 80% of its assets in Florida Municipal Securities exempt from the Intangible Tax under normal market conditions. The Florida Fund intends to insure that, absent abnormal market conditions, all of its assets held on January 1 of each year are exempt from the Intangible Tax. Accordingly, the value of the Florida Fund shares held by a shareholder should ordinarily be exempt from the Intangible Tax. However, if on any January 1 the Florida Fund holds investments that are not exempt from the Intangible Tax, the Florida Fund's shares could be wholly or partially subject to the Intangible Tax for that year.



  The foregoing discussion is intended only as a brief summary of the Florida tax laws currently in effect which would generally affect the Florida Fund and its shareholders. Potential investors are urged to consult with their Florida tax counsel concerning their own tax situation.


                       MANAGEMENT OF AMSOUTH MUTUAL FUNDS

TRUSTEES OF THE TRUST

  Overall responsibility for management of the Trust rests with the Board of Trustees of the Trust, who are elected by the Shareholders of the Trust. There are currently six Trustees, two of whom are "interested persons" of the Trust within the meaning of that term under the Investment Company Act of 1940. The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations. The Trustees of the Trust, their current addresses and principal occupations during the past five years are as follows (if no address is listed, the address is 3435 Stelzer Road, Columbus, Ohio 43219):


                                  POSITION(S) HELD               PRINCIPAL OCCUPATION
       NAME AND ADDRESS            WITH THE TRUST               DURING THE PAST 5 YEARS
------------------------------   ------------------   -------------------------------------------
Dr. Dick D. Briggs, Jr.               Trustee         From 1981 to present, Professor and Vice
459 DER Building                                      Chairman, Department of Medicine,
1808 7th Avenue South                                 University of Alabama at Birmingham School
UAB Medical Center                                    of Medicine; December 1995, to present,
Birmingham, Alabama 35294                             Physician, University of Alabama Health
                                                      Services Foundation; from June 1988 to
                                                      October 1992, President, Chief Executive
                                                      Officer and Medical Director, University of
                                                      Alabama Health Services Foundation
Wendell D. Cleaver                    Trustee         From September 3, 1993 to present, retired;
209 Lakewood Drive, West                              from December 1988 to August 1993,
Mobile, Alabama 36608                                 Executive Vice President, Chief Operating
                                                      Officer and Director, Mobile Gas Service
                                                      Corporation
J. David Huber*                   Chairman of the     From June 1987 to present, employee of
BISYS Fund Services              Board of Trustees    BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, OH 43219
Homer H. Turner, Jr.                  Trustee         From June 1991 to present, retired; until
729 Cary Drive                                        June 1991, Vice President, Birmingham
Auburn, Alabama 36830                                 Division, Alabama Power Company
James H. Woodward, Jr.                Trustee         From 1996 to present, Trustee of The
The University of North                               Sessions Group; from July 1989 to present,
  Carolina at Charlotte                               Chancellor, The University of North
Charlotte, North Carolina                             Carolina at Charlotte; until July 1989,
28223                                                 Senior Vice President, University College,
                                                      University of Alabama at Birmingham
Sean M. Kelly*                      Trustee and       From 1993 to present, Senior Vice President
150 2nd Avenue North,                President        of Client Services of BISYS Fund Services;
Suite 1170                                            prior to 1993, Senior Vice President of
St. Petersburg, Florida 33701                         Concord Financial Group (now BISYS Fund
                                                      Services)


------------

  * Indicates an "interested person" of the Trust as defined in the Investment Company Act of 1940.


  The Trustees receive fees and are reimbursed for expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of BISYS Fund Services, or BISYS Fund Services Ohio, Inc. receives any compensation from the Trust for acting as a Trustee. The officers of the Trust (see the Statement of Additional Information) receive no compensation directly from the Trust for performing the duties of their offices. BISYS Fund Services receives fees from the Trust for acting as Administrator and BISYS Fund Services Ohio, Inc. receives fees from the Trust for acting as Transfer Agent for and for providing fund accounting services to the Trust. Messrs. Huber and

Kelly are employees and executive officers of BISYS Fund Services.


INVESTMENT ADVISOR


  AmSouth is the investment advisor of each Fund of the Trust. AmSouth is the principal bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-south region. AmSouth Bancorporation reported assets as of December 31, 1995 of $17.7 billion and operated 273 banking offices in Alabama, Florida, Georgia and Tennessee. AmSouth has provided investment management services through its Trust Investment Department since 1915. As of December 31, 1995, AmSouth and its affiliates had over $6.8 billion in assets under discretionary management and provided custody services for an additional $12.5 billion in securities. AmSouth is the largest provider of trust services in Alabama. AmSouth serves as administrator for over $12 billion in bond issues, and its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests.



  Subject to the general supervision of the Trust's Board of Trustees and in accordance with the respective investment objectives and restrictions of the Funds, AmSouth manages the Funds, makes decisions with respect to and places orders for all purchases and sales of their investment securities, and maintains their records relating to such purchases and sales.


  Brian B. Sullivan, CFA is the portfolio manager for the Bond Fund and, as such, has had primary responsibility for the day-to-day portfolio management of the Bond Fund since 1992. Mr. Sullivan has been a portfolio manager at AmSouth since 1984, and is currently Senior Vice President and Trust Investment Officer in charge of fixed income investments.

  John P. Boston is the portfolio manager for the Limited Maturity Fund since August, 1995, and of the Government Income Fund since inception and, as such, has primary responsibility for the day-to-day portfolio management of the Limited Maturity and Government Income Funds. Mr. Boston has been associated with AmSouth's Trust Investment Group for over five years and is currently an Assistant Vice President and Trust Investment Officer.


  Dorothy E. Thomas is the portfolio manager for the Municipal Bond Fund, and as such, has had primary responsibility for the day-to-day management of the Fund's portfolio since its inception. Ms. Thomas has been associated with AmSouth's Trust Investment Group for over ten years and is currently Vice President and Trust Investment Officer.



  Gerald E. Canopari is the portfolio manager for the Florida Tax-Free Fund, and as such, has had primary responsibility for the day-to-day management of the Fund's portfolio since its inception. Mr. Canopari has 23 years experience with AmSouth and its affiliates in managing Florida Municipal Securities, and is currently Vice President and Trust Investment Officer in the Clearwater office.



  Under investment advisory agreements between the Trust and AmSouth, the fee payable to AmSouth by each Fund for investment advisory services is the lesser of (a) a fee computed daily and paid monthly at the annual rate of sixty-five one-hundredths of one percent (.65%) of such Fund's average daily net assets or
(b) such fee as may from time to time be agreed upon in writing by the Trust and AmSouth. A fee agreed to in writing from time to time by the Trust and AmSouth may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund's expenses and increase the net income of the Fund during the period when such lower fee is in effect.



  During the Trust's fiscal year ended July 31, 1996, AmSouth received investment advisory fees amounting to 0.50% of the Bond Fund's average net assets, .50% of the Limited Maturity Fund's average net assets, .30% of the Government Income Fund's average net assets, and .30% of the Florida Fund's average net assets. The Limited Maturity Fund had not commenced operations as of July 31, 1996.

ADMINISTRATOR AND DISTRIBUTOR


  ASO Service Company ("ASO") is the administrator for each Fund of the Trust, and BISYS Fund Services ("BISYS") acts as the Trust's principal underwriter and distributor (the "Administrator" and the "Distributor," respectively). ASO is a wholly owned subsidiary of BISYS, which is a subsidiary of The BISYS Group, Inc., 150 Clove Road, Little Falls, New Jersey 07424, a publicly owned company engaged in information processing, loan servicing and 401(k) administration and recordkeeping services to and through banking and other financial organizations.



  The Administrator generally assists in all aspects of the Funds' administration and operation. Under management and administration agreements between the Trust, the fee payable by each Fund to the Administrator for administration services is the lesser of (a) a fee computed at the annual rate of twenty one-hundredths of one percent (.20%) of such Income Fund's average daily net assets or (b) such fee as may from time to time be agreed upon by the Trust and the Administrator. A fee agreed to from time to time by the Trust and the Administrator may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower an Income Fund's expenses and increase the net income of the Fund during the period when such lower fee is in effect.



  ASO succeeded BISYS Fund Services as Administrator on April 1, 1996. During the Trust's fiscal year ended July 31, 1996, BISYS Fund and ASO received administration fees, after voluntary fee reductions, amounting to 0.12% of the Bond Fund's average net assets; 0.12% of the Limited Maturity Fund's average net assets; 0.10% of the Government Income Fund's average net assets; and 0.10% of the Florida Fund's average net assets.



SUB-ADMINISTRATORS



  Effective August 1, 1995, AmSouth became the Sub-Administrator to the Trust. Pursuant to its current agreement with the Administrator, AmSouth has assumed certain of the Administrator's duties, for which AmSouth receives a fee, paid by the Administrator, calculated at an annual rate of up to ten one-hundredths of one percent (.10%) of each Fund's average net assets.



  Effective April 1, 1996, BISYS Fund Services was retained by the Administrator as Sub-Administrator to the Trust. Pursuant to its agreement with the Administrator, BISYS is entitled to compensation as mutually agreed from time to time by it and the Administrator.


EXPENSES


  AmSouth and the Administrator each bear all expenses in connection with the performance of their services as Investment Advisor and Administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for an Income Fund. No Fund will bear, directly or indirectly, the cost of any activity primarily intended to result in the distribution of Shares of such Fund; such costs will be borne by the Distributor.


BANKING LAWS


  AmSouth believes that it possesses the legal authority to perform the investment advisory services for the Funds contemplated by its investment advisory agreement with the Trust and described in this Prospectus without violation of applicable banking laws and regulations, and has so represented in its investment advisory agreement with the Trust. Future changes in federal or state statutes and regulations relating to permissible activities of banks or bank holding companies and their subsidiaries and affiliates as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could change the manner in which AmSouth could continue to perform such services for the Trust. See "MANAGEMENT OF The Trust--Glass-Steagall Act" in the Statement of Additional Information for further discussion of applicable banking laws and regulations.

                    INFORMATION RELATING TO THE FLORIDA FUND



GENERAL ECONOMIC CHARACTERISTICS OF FLORIDA



  Florida ranks fourth in the nation in total population, with over 12.9 million residents in 1990, and has been one of the fastest growing states in the nation. Historically, tourism, agriculture, construction and manufacturing have constituted the most important sectors of the state's economy. Construction activity slows during periods of high interest rates or cyclical downturns. The service sector employs the largest number of people in Florida. While wages in the service sector tend to be lower than in manufacturing and other sectors of the economy, the service sector traditionally has been less sensitive to business cycles. Currently, Florida's general obligations are rated AA by both Moody's and Standard and Poor's.



  The southern and central portions of Florida's economy, in particular, rely heavily on tourism and are sensitive to changes in the tourism industry. For example, tourism in Florida has been adversely affected by publicity regarding violent crimes against tourists, particularly tourists from abroad. Gasoline price hikes and/or shortages from an oil embargo or other oil shortage could severely affect U.S. tourism in the state, which is heavily dependent on automobiles as the primary form of transportation.



  South Florida also is susceptible to international trade and currency imbalances due to its geographic location as the gateway to Latin America and its involvement in foreign trade and investment. The central portion of the state is affected by conditions in the phosphate and agriculture industries, especially citrus and sugar. Northern Florida's economy is more heavily tied to military bases, some of which are closing or scaling back as a result of Federal budget cutbacks, and the lumber and paper industries.



  The entire state can be affected by severe weather conditions including hurricanes. The impact of severe hurricanes on the fiscal resources of the state and local governments is difficult to assess.



SOURCES OF STATE AND LOCAL REVENUES



  Florida's Constitution prohibits deficit spending by the state for governmental operations. Florida does not have a personal income tax. An amendment to the state's Constitution would be required in order to institute an income tax, and passage of such an amendment is believed to be unlikely due to the relatively large number of retirees living in the state as well as to the general unpopularity of tax increases in the current political climate. A two-thirds approval of voters voting in an election is now required for the addition of any new taxes to the Florida Constitution. The principal sources of state revenues are a 6% sales tax, state lottery, motor fuels tax, corporate income tax, and miscellaneous other revenue sources, including beverage tax and licenses, cigarette tax, documentary stamp taxes and an intangible tax. Dependence on the sales tax may subject state revenues to more volatility than would be the case if Florida had a personal income tax, with sales tax collections adversely affected during recessions and periods when tourism declines.



  Taxation by units of government other than the state is permitted only to the extent that Florida's legislature enacts enabling legislation. The principle sources of county and municipal government revenues are ad valorem property taxes, state revenue sharing, and miscellaneous other revenue sources, including utilities services fees and local option fees. The principal sources of revenues for Florida's school districts are ad valorem property taxes and state revenue sharing, including revenues from a state lottery. The state Constitution imposes millage limits, including a 10-mill limit each on county, municipal and school ad valorem taxes. Effective January 1, 1995, Florida's voters amended the state Constitution to limit annual increases in the assessed value of homestead property to the lesser of 3% of the prior year's assessment or the percentage change in the Consumer Price Index during the preceding calendar year. The limitation on increases in assessment of homestead property could eventually lead to ratings revisions that could have a negative impact on the prices of obligations funded with this source of taxation. However, the effect of the limit will be tempered by reassessments of homestead property at market value when sold.



  Units of state and local government in Florida will continue to face spending pressures due to infrastructure needs for an expanding population, especially in view of growth management laws enacted by Florida's legislature. These laws include concurrency requirements that impose building moratoriums unless roads and other infrastructure are added concurrently with additional commercial or residential developments.



TYPES OF INDEBTEDNESS



  The two principal types of indebtedness issued by state or local units of government in Florida are "general obligation bonds" and "revenue bonds." General obligation bonds are secured by a pledge of the full faith, credit and taxing power of the governmental entity issuing the bonds. They can be issued in Florida only after a referendum in which the voters in the jurisdictional limits of the jurisdiction issuing the bonds approve their issuance. Revenue bonds are payable only from the revenues derived from a facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source. Revenue bonds are not secured by the full faith, credit and taxing power of the governmental issuer.



MARKET RISK CAUSED BY INTANGIBLE TAX
CONSIDERATIONS



  As a normal policy, on January 1 of each calendar year the Florida Fund intends to own only assets which are exempt from the Florida Intangible Tax. Accordingly, it is possible that the Florida Fund, in disposing of non-exempt assets to meet this policy objective, might sustain losses which might not otherwise be incurred absent this policy of avoiding the Florida Intangible Tax.


                              GENERAL INFORMATION

DESCRIPTION OF THE TRUST AND ITS SHARES


  The Trust was organized as a Massachusetts business trust on October 1, 1987. The Trust has an unlimited number of authorized shares of beneficial interest which may, without shareholder approval, be divided into an unlimited number of series of such shares, and which are presently divided into eleven series of shares, one for each of the following Funds: the AmSouth Prime Obligations Fund, the AmSouth U.S. Treasury Fund, the AmSouth Tax Exempt Fund, the AmSouth Equity Fund, the AmSouth Regional Equity Fund, the AmSouth Bond Fund, the AmSouth Limited Maturity Fund, the AmSouth Municipal Bond Fund, the AmSouth Balanced Fund, the AmSouth Government Income Fund and the AmSouth Florida Tax-Free Fund. Each Fund, except the AmSouth Florida Tax-Free Fund, is diversified for purposes of the 1940 Act. Each Share represents an equal proportionate interest in a Fund with other Shares of the same series, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared at the discretion of the Trustees (see "Miscellaneous" below).


  Shareholders are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote as a single class except (i) when required by the Investment Company Act of 1940, shares shall be voted by individual series and (ii) when the Trustees have determined that the matter affects only the interests of one or more series, then only Shareholders of such series shall be entitled to vote thereon.

  Overall responsibility for the management of the Trust is vested in the Board of Trustees. See "MANAGEMENT OF AMSOUTH MUTUAL FUNDS--Trustees of the Trust." Individual Trustees are elected by the Shareholders and may be removed by the Board of Trustees or Shareholders at a meeting held for such purpose in accordance with the provisions of the Declaration of Trust and the By-laws of the Trust and Massachusetts law. See "ADDITIONAL INFORMATION-- Miscellaneous" in the Statement of Additional Information for further information.


  The Trust believes as of November 16, 1996, AmSouth Bank of Alabama, 1901 Sixth Avenue North, Birmingham, AL 35203, was the Shareholder of record of 95.13% of the outstanding shares of the Bond Fund, 91.02% of the outstanding shares of the Limited Maturity Fund, and 88.38% of the outstanding shares of the Florida Fund. As of November 16, 1996, AmSouth was the beneficial owner of approximately 82.55% of the outstanding shares of the Bond Fund, 59.77% of the outstanding shares of the Limited Maturity Fund, and 88.38% of the shares of the Florida Fund and may be deemed to be a "controlling person" of each Fund within the meaning of the Investment Company Act of 1940.


CUSTODIAN


  It is expected that AmSouth Bank of Alabama will become custodian for the Trust in the second quarter of 1997. Until then, Union Bank of California, N.A. serves as custodian for the Trust.


TRANSFER AGENT AND FUND ACCOUNTING SERVICES

  BISYS Funds Services Ohio, Inc. serves as transfer agent for and provides fund accounting services to the Trust.

PERFORMANCE INFORMATION


  From time to time performance information for a Fund showing its total return and/or yield may be presented in advertisements, sales literature and Shareholder reports. Total return will be calculated for the past year and the period since the establishment of a Fund. Average annual total return is measured by comparing the value of an investment in a Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming the investor paid the maximum sales load on the investment and assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the difference. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized. Yield will be computed by dividing a Fund's net investment income per share earned during a recent one-month period by the Fund's per share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the result. Each Fund may also present its total return and/or yield excluding the effect of the sales charge.



  The Tax-Free Funds may also present its "tax equivalent yield" which reflects the amount of income subject to federal income taxation that a taxpayer in a stated tax bracket would have to earn in order to obtain the same after-tax income as that derived from the yield of the Funds. The tax equivalent yield will be significantly higher than the yield of the Tax-Free Funds.



  Investors may also judge the performance of each Fund by comparing its performance to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and data such as that provided by Lipper Analytical Services, Inc. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, Ibbotson Associates, Inc., Morningstar Inc., CDA/Wiesenberger, Pensions and Investments, U.S.A. Today, and local newspapers. In addition to performance information, general information about these Funds that appears in a publication such as those mentioned above may be included in advertisements, sales literature and in reports to Shareholders. Additional performance information is contained in the Trust's Annual Report, which is available free of charge by calling the number on the front page of the prospectus.



  Information about each Fund's performance is based on the Fund's record up to a certain date and is not intended to indicate future performance. Yield and total return are functions of the type and quality of instruments held in Fund, operating expenses and market conditions. Any fees charged by a Bank with respect to accounts investing in Shares of an each Fund will not be included in performance calculations.


MISCELLANEOUS

  Shareholders will receive unaudited semi-annual reports and annual reports audited by independent public accountants.

  As used in this Prospectus and in the Statement of Additional Information, "assets belonging to a Fund" means the consideration received by the Fund upon the issuance or sale of Shares in that Group, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund by the Trust's Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. It is anticipated that the factor that will be used by the Board of Trustees in making allocations of general assets to particular Funds will be the relative net assets of the respective Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses in respect of that Fund, and with a share of the general liabilities and expenses of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative net assets of the respective Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Trust to particular Funds will be determined by the Board of Trustees of the Trust and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees of the Trust as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive.

  As used in this Prospectus and in the Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Trust or a particular Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Trust or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the Shareholders of record of the Trust or such Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Trust or such Fund.

  Under Massachusetts law, Shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims Shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in every agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any Shareholder of such Fund held liable on account of being or having been a Shareholder. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations.

  Inquiries regarding the Trust may be directed in writing to the Trust at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free (800) 451-8382.

AMSOUTH MUTUAL FUNDS
INVESTMENT ADVISOR

[AMSOUTH LOGO]

AmSouth Bank of Alabama
1901 Sixth Avenue North
Birmingham, AL 35203

DISTRIBUTOR
BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, OH 43219

ADMINISTRATOR
ASO Services Company
3435 Stelzer Road
Columbus, OH 43219

LEGAL COUNSEL
Ropes & Gray
One Franklin Square
1301 K Street, N.W.
Suite 800 East
Washington, DC 20005-3333

TRANSFER AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

AUDITORS
Coopers & Lybrand L.L.P.
100 East Broad Street
Columbus, OH 43215

TABLE OF CONTENTS

                                             Page
                                             ----
Fee Table.................................     2
Financial Highlights......................     4
Investment Objectives and Policies........     6
Investment Restrictions...................    19
Valuation of Shares.......................    20
How to Purchase and Redeem Shares.........    21
Dividends and Taxes.......................    27
Management of the AmSouth Mutual Funds....    31
Information Relating to the Florida
  Fund....................................    34
General Information.......................    35

  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.


                         [ARTWORK TO COME FROM DESKTOP]


AS2P113096

                              AMSOUTH MUTUAL FUNDS

                                 [AmSouth Logo]

                            AmSouth Bank of Alabama
                               Investment Advisor

                              [Income Funds Logo]

                          [AmSouth Mutual Funds Logo]

                                Not FDIC Insured

                        Bisys Fund Services, Distributor

                       Prospectus dated November 30, 1996

CROSS REFERENCE SHEET

Part B

Form N-1A Item No.                  Caption
------------------                  -------

10.  Cover Page                     Cover Page

11.  Table of Contents              Table of Contents

12.  General Information and
      History                       Additional Information - Description of
                                    Shares

13.  Investment Objectives
      and Policies                  Investment objectives and policies

14.  Management of the Trust        Management of the Trust

15.  Control Persons and Principal
      Holders of Securities         Miscellaneous

16.  Investment Advisory and
      Other Services                Management of the Trust

17.  Brokerage Allocation           Management of the Trust

18.  Capital Stock and Other
      Securities                    Valuation; Additional Purchase and
                                    Redemption Information; Management of the
                                    Trust; Redemptions; Additional Information
19.  Purchase, Redemption and
      Pricing of Securities
      Being Offered                 Valuation; Additional Purchase and
                                    Redemption Information; Management of the
                                    Trust

20.  Tax Status                     Additional Purchase and Redemption
                                    Information

21.  Underwriters                   Management of the Trust

22.  Calculation of Performance
      Data                          Performance Information

23.  Financial Statements           Financial Statements

                              AMSOUTH MUTUAL FUNDS



                       Statement of Additional Information


                                November 30, 1996


                                -----------------



This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectuses of AmSouth Prime Obligations Fund, AmSouth U.S. Treasury Fund, and AmSouth Tax Exempt Fund, AmSouth Equity Fund, AmSouth Regional Equity Fund, AmSouth Balanced Fund, AmSouth Bond Fund, AmSouth Limited Maturity Fund, AmSouth Government Income Fund, AmSouth Municipal Bond Fund, and AmSouth Florida Tax-Free Fund, each dated as of the date hereof (the "Prospectuses"). This Statement of Additional Information is incorporated by reference in its entirety into those Prospectuses. Copies of the Prospectuses may be obtained by writing AmSouth Mutual Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by telephoning toll free (800) 451-8382.

                                TABLE OF CONTENTS


                                                                                                                  Page
                                                                                                                  ----


AMSOUTH MUTUAL FUNDS.............................................................................................   1

INVESTMENT OBJECTIVES AND POLICIES...............................................................................   1
    Additional Information on Portfolio Instruments..............................................................   1
    Investment Restrictions......................................................................................  16
    Additional Investment Restrictions...........................................................................  17
    Portfolio Turnover...........................................................................................  18

VALUATION........................................................................................................  19
    Valuation of the Money Market Funds..........................................................................  19
    Valuation of the Capital Appreciation Funds and the Income Funds............................................. 20

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...................................................................  20
    Purchase of Shares...........................................................................................  20
    Matters Affecting Redemption.................................................................................  21
    Additional Tax Information...................................................................................  21
    Additional Tax Information Concerning the Tax Exempt Fund and Tax-Free Funds.................................  23

MANAGEMENT OF THE TRUST..........................................................................................  25
    Officers ....................................................................................................  25
    Investment Advisor...........................................................................................  27
    Portfolio Transactions.......................................................................................  31
    Glass-Steagall Act...........................................................................................  32
    Manager and Administrator....................................................................................  33
    Expenses.....................................................................................................  36
    Sub-Administrators...........................................................................................  36
    Distributor..................................................................................................  37
    Shareholder Servicing Plan...................................................................................  37
    Custodian....................................................................................................  38
    Transfer Agent and Fund Accounting Services..................................................................  38
    Auditors ....................................................................................................  39
    Legal Counsel................................................................................................  39

PERFORMANCE INFORMATION..........................................................................................  39
    Yields of the Money Market Funds.............................................................................  40
    Yields of the Capital Appreciation Funds and the Income Funds................................................  41
    Calculation of Total Return..................................................................................  42

    Performance Comparisons......................................................................................  44

ADDITIONAL INFORMATION...........................................................................................  45
    Organization and Description of Shares.......................................................................  45
    Shareholder Liability........................................................................................  46

APPENDIX.........................................................................................................  49

                       STATEMENT OF ADDITIONAL INFORMATION

                              AMSOUTH MUTUAL FUNDS


         AmSouth Mutual Funds (the "Trust") is an open-end management investment company. The Trust consists of eleven series of units of beneficial interest ("Shares"), each representing interests in one of eleven separate investment portfolios: AmSouth Prime Obligations Fund (the "Prime Obligations Fund"), AmSouth U.S. Treasury Fund (the "U.S. Treasury Fund"), AmSouth Tax Exempt Fund (the "Tax Exempt Fund" and, collectively with the Prime Obligations Fund and the U.S. Treasury Fund, the "Money Market Funds"), AmSouth Equity Fund (the "Equity Fund"), AmSouth Regional Equity Fund (the "Regional Equity Fund"), AmSouth Balanced Fund (the ("Balanced Fund" and, collectively, with the Equity Fund and the Regional Equity Fund the "Capital Appreciation Funds"), AmSouth Bond Fund (the "Bond Fund"), AmSouth Limited Maturity Fund (the "Limited Maturity Fund"), AmSouth Government Income Fund (the "Government Income Fund") AmSouth Municipal Bond Fund (the "Municipal Bond Fund"), and AmSouth Florida Tax-Free Fund (the "Florida Fund" and, collectively, the "Income Funds," and the Florida Fund and the Municipal Bond Fund sometimes collectively referred to herein as the "Tax-Free Funds.") The Municipal Bond Fund is not currently offering shares. The Money Market Funds offer to the public two classes of shares: Premier Shares and Classic Shares. All other Funds offer only one class of shares. Much of the information contained in this Statement of Additional Information expands on subjects discussed in the Prospectuses. Capitalized terms not defined herein are defined in the Prospectuses. No investment in Shares of a Fund should be made without first reading that Fund's Prospectus.



                       INVESTMENT OBJECTIVES AND POLICIES

Additional Information on Portfolio Instruments

         The following policies supplement the investment objectives, restrictions and policies of each Fund of the Trust as set forth in the respective Prospectus for that Fund.

High Quality Investments With Regard to the Money Market Funds. As noted in the Prospectuses for the Money Market Funds, each such Fund may invest only in obligations determined by AmSouth to present minimal credit risks under guidelines adopted by the Trust's Trustees.

         With regard to the Prime Obligations Fund, investments will be limited to those obligations which, at the time of purchase, (i) possess the highest short-term ratings from at least two NRSROs; or (ii) do not possess a rating, (i.e., are unrated) but are determined by the Investment Adviser, AmSouth Bank of Alabama ("AmSouth") to be of comparable quality to the rated instruments eligible for purchase by the Fund under guidelines adopted by the

Trustees. With regard to the Tax Exempt Fund, investments will be limited to those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from an NRSRO; or (ii) possess, in the case of multiple-rated securities, one of the two highest short-term ratings by at least two NRSROs; or (iii) do not possess a rating, (i.e., are unrated) but are determined by AmSouth to be of comparable quality to the rated instruments eligible for purchase by the Fund under the guidelines adopted by the Trustees. For purposes of these investment limitations, a security that has not received a rating will be deemed to possess the rating assigned to an outstanding class of the issuer's short-term debt obligations if determined by AmSouth to be comparable in priority and security to the obligation selected for purchase by a Fund. (The above-described securities which may be purchased by the Prime Obligations Fund and the Tax Exempt Fund are hereinafter referred to as "Eligible Securities.")

         A security subject to a tender or demand feature will be considered an Eligible Security only if both the demand feature and the underlying security possess a high quality rating or, if such do not possess a rating, (i.e., are unrated) but are determined by AmSouth to be of comparable quality; provided, however, that where the demand feature would be readily exercisable in the event of a default in payment of principal or interest on the underlying security, the obligation may be acquired based on the rating possessed by the demand feature or, if the demand feature does not possess a rating, a determination of comparable quality by AmSouth. A security which at the time of issuance had a maturity exceeding 397 days but, at the same time of purchase, has a remaining maturity of 397 days or less, is not considered an Eligible Security if it does not possess a high quality rating and the long-term rating, if any, is not within the two highest rating categories of an NRSRO.

         The Prime Obligations Fund will not invest more than 5% of its total assets in the securities of any one issuer, except that the Fund may invest up to 25% of its total assets in the securities of a single issuer for a period of up to three business days. If a percentage limitation is satisfied at the time of purchase, a later increase in such percentage resulting from a change in the Fund's net asset value or a subsequent change in a security's qualification as an Eligible Security will not constitute a violation of the limitation. In addition, there is no limit on the percentage of the Fund's assets that may be invested in obligations issued or guaranteed by the U.S. Government, its agencies, and instrumentalities and repurchase agreements fully collateralized by such obligations.

         Under the guidelines adopted by the Trust's Trustees and in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), AmSouth may be required promptly to dispose of an obligation held in a Fund's portfolio in the event of certain developments that indicate a diminishment of the instrument's credit quality, such as where an NRSRO downgrades an obligation below the second highest rating category, or in the event of a default relating to the financial condition of the issuer.

         The Appendix to this Statement of Additional Information identifies each NRSRO that may be utilized by AmSouth with regard to portfolio investments for the Funds and provides a description of relevant ratings assigned by each such NRSRO. A rating by an NRSRO may be utilized only where the NRSRO is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

         Bankers' Acceptances and Certificates of Deposit. All of the Funds of the Trust except the U.S. Treasury Fund may invest in bankers' acceptances, certificates of deposit, and demand and time deposits. Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

         Bankers' acceptances will be those guaranteed by domestic and foreign banks, if at the time of purchase, such banks have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements). Certificates of deposit and demand and time deposits will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of purchase they have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements) or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

         Commercial Paper. Each Fund, except for the U.S. Treasury Fund, may invest in commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

         Each Fund except the U.S. Treasury Fund, the Tax Exempt Fund, and the Tax-Free Funds may invest in (i) Canadian Commercial Paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and (ii) Europaper, which is U.S. dollar-denominated commercial paper of an issue located in Europe.


         Variable Amount Master Demand Notes. Variable amount master demand notes, in which the Prime Obligations Fund, the Capital Appreciation Funds, and the Income Funds may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic readjustments in the interest rate according to the terms of the instrument. They are also referred to as variable rate demand notes. Because these notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there may be no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time or during specified periods not exceeding one year, depending upon the instrument involved, and may resell the note at any time to a third party.

The absence of such an active secondary market, however, could make it difficult for the Funds to dispose of a variable amount master demand note if the issuer defaulted on its payment obligations or during periods when the Funds are not entitled to exercise their demand rights, and the Funds could, for this or other reasons, suffer a loss to the extent of the default. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes must satisfy the same criteria as set forth above for commercial paper. AmSouth will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. Where necessary to ensure that a note is of "high quality," a Fund will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. In determining the dollar-weighted average portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

         Foreign Investment. All of the Funds except the U.S. Treasury Fund and the Tax-Free Funds may, subject to their investment objectives, restrictions and policies, invest in certain obligations or securities of foreign issuers. Permissible investments include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit ("Yankee CTDs") which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETD's") which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits ("CTD's") which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian Banks. Investments in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including American Depository Receipts ("ADRs") and securities purchased on foreign securities exchanges, may subject the Funds to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers or in U.S. securities markets. Such risks include future adverse political and economic developments, possible seizure, currency blockage, nationalization or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, and the adoption of other foreign governmental restrictions. Additional risks include currency exchange risks, less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore many securities traded in these markets may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

A Fund will acquire such securities only when AmSouth believes the risks associated with such investments are minimal.

         Repurchase Agreements. Securities held by each of the Trust's Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation with capital, surplus, and undivided profits of not less than $100,000,000 (as of the date of their most recently published financial statements) and from registered broker-dealers which AmSouth deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest) and AmSouth will monitor the collateral's value to ensure that it equals or exceeds the repurchase price (including accrued interest). In addition, securities subject to repurchase agreements will be held in a segregated account. If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.


         Reverse Repurchase Agreements. As discussed in the Prospectuses, each of the Trust's Funds may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the Fund's investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. Each Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. Such assets will include U.S. Government securities or other liquid high quality debt securities in the case of the Money Market Funds and the Income Funds or other liquid, high-grade debt securities, in the case of the Capital Appreciation Funds. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

         U.S. Government Obligations. The U.S. Treasury Fund will invest exclusively in bills, notes and bonds issued by the U.S. Treasury. Such obligations are supported by the full faith and credit of the U.S. Government. Each of the other Funds may invest in such obligations and in other obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Such other obligations may include those which are supported by the full faith and credit of the U.S. Government; others which are supported by the right of the issuer to borrow from the Treasury; others which are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others which are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such agencies and instrumentalities only when AmSouth believes that the credit risk with respect thereto is minimal.

         Variable and Floating Rate Notes. The Tax Exempt Fund, the Bond Fund, the Limited Maturity Fund and the Tax-Free Funds may acquire variable and floating rate notes, subject to each Fund's investment objective, policies and restrictions. A variable rate note is one whose terms provide "for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by AmSouth under guidelines established by the Trust's Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, AmSouth will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit or drafts.

         Variable or floating rate notes acquired by the Tax Exempt Fund may have maturities of more than one year and variable or floating rate notes acquired by the Limited Maturity Fund may have maturities of more than three years, as follows:

         1. A note that is issued or guaranteed by the U.S. Government or any agency thereof which has a variable rate of interest readjusted no less frequently than annually will be deemed by a Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         2. A variable rate note, the principal amount of which is scheduled on the face of the instrument to be paid in one year or less, will be deemed by a Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         3. A variable rate note that is subject to a demand feature will be deemed by a Fund to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

         4. A floating rate note that is subject to a demand feature will be deemed by a Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

         As used above, a note is "subject to a demand feature" where the Fund is entitled to receive the principal amount of the note either at any time on no more than thirty days' notice or at specified intervals not exceeding one year in the case of the Tax Exempt Fund and not exceeding three years in the case of the Limited Maturity Fund and upon no more than 30 days' notice.

         Municipal Securities. Under normal market conditions, the Tax Exempt Fund and the Municipal Bond Fund will be primarily invested in bonds (and in the case of the Tax Exempt Fund, notes) issued by or on behalf of states (including the District of Columbia), territories, and possessions of the United States and their respective authorities, agencies, instrumentalities, and political subdivisions, the interest on which is exempt from federal income tax ("Municipal Securities"). Under normal market conditions, the Tax Exempt Fund and the Municipal Bond Fund will invest at least 80% of their total assets, and the Florida Fund may invest up to 20% of its total assets, in Municipal Securities, the interest on which is not treated as a preference item for purposes of the federal alternative minimum tax.

         Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Municipal Securities if the interest paid thereon is exempt from both federal income tax and not treated as a preference item for individuals for purposes of the federal alternative minimum tax.

         Municipal Securities may also include General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

         Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

         As described in the prospectuses of the Tax Exempt Fund and the Tax-Free Funds, the two principal classifications of Municipal Securities consist of "general obligation" and "revenue" issues. A Fund permitted to invest in Municipal Securities may also acquire "moral obligation" issues, which are normally issued by special purpose authorities. There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of Municipal Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate and rating may have different yields, while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchases by the Tax Exempt Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Tax Exempt Fund. Neither event would under all circumstances require the elimination of such an obligation from the Fund's investment portfolio. However, the obligation generally would be retained only if such retention was determined by the Board of Trustees to be in the best interests of the Fund.

         An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

         When-Issued Securities. As discussed in the Prospectuses, each Fund except the Prime Obligations Fund and the U.S. Treasury Fund may purchase securities on a when-issued basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When a Fund agrees to purchase securities on a when-issued basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, a Fund's liquidity and the ability of AmSouth to manage it might be affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its assets.

         When a Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. No Fund intends to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.


         Calls. The Capital Appreciation Funds and the Bond Fund, Limited Maturity Fund, and Government Income Fund may write (sell) "covered" call options and purchase options to close out options previously written by it. Such options must be listed on a National Securities Exchange and issued by the Options Clearing Corporation. The purpose of writing covered call options is to generate additional premium income for a Fund. This premium income will serve to enhance the Fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in AmSouth's opinion, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

         A call option gives the holder (buyer) the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him or her to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his or her obligation to deliver the underlying security in the case of a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation. The Capital Appreciation Funds and the Bond Fund, Limited Maturity Fund, and Government Income Fund will write only covered call options. This means that the Fund will only write a call option on a security which it already owns. (In order to comply with the requirements of the securities laws in several states, each of the Capital Appreciation Funds and the Bond Fund, Limited Maturity Fund, and Government Income Fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering call options or subject to put options exceeds 25% of the market value of the its total assets.)

         Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with a Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Capital Appreciation Funds and the Bond Fund, Limited Maturity Fund, and Government Income Fund will not
do), but capable of enhancing a Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, neither the Capital Appreciation Funds nor the Bond Fund, Limited Maturity Fund, and Government Income Fund have any control over when they may be required to sell the underlying securities, since they may be assigned an exercise notice at any time prior to the expiration of their obligation as a writer. If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of the Fund's custodian. The Capital Appreciation Funds, the Bond Fund, Limited Maturity Fund, and Government Income Fund will consider a security covered by a call to be "pledged" as that term is used in its policy which limits the pledging or mortgaging of its assets.


         The premium received is the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, AmSouth, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by a Fund for writing covered call options will be recorded as a liability in the Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in the closing transaction, or delivery of the underlying security upon the exercise of the option.

         Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.


         Call options written by the Capital Appreciation Funds, the Bond Fund, Limited Maturity Fund, and Government Income Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.


         A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

         Puts. The Tax Exempt Fund and the Tax-Free Funds may acquire "puts" with respect to Municipal Securities held in their portfolios, and the Balanced Fund, the Bond Fund, and the Limited Maturity Fund may acquire "puts" with respect to debt securities held in their portfolios. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. The Tax Exempt Fund, the Tax-Free Funds, the Bond Fund, the Balanced Fund, and the Limited Maturity Fund may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.

         The amount payable to a Fund upon its exercise of a "put" is normally
(i) the Fund's acquisition cost of the securities subject to the put (excluding any accrued interest which the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

         Puts may be acquired by a Fund to facilitate the liquidity of the portfolio assets. Puts may also be used to facilitate the reinvestment of assets at a rate of return more favorable than that of the underlying security. Puts may, under certain circumstances, also be used to shorten the maturity of underlying variable rate or floating rate securities for purposes of calculating the remaining maturity of those securities and the dollar-weighted average portfolio maturity of the Tax Exempt Fund's assets pursuant to Rule 2a-7 under the 1940 Act. See "Variable and Floating Rate Notes" and "Valuation of the Prime Obligations Fund, the U.S. Treasury Fund and the Tax Exempt Fund" in this Statement of Additional Information.

         The Limited Maturity Fund will acquire puts solely to shorten the maturity of the underlying debt security.

         The Tax Exempt Fund, the Tax-Free Funds and the Limited Maturity Fund will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

         The Tax Exempt Fund, the Tax-Free Funds and the Limited Maturity Fund intend to enter into puts only with dealers, banks, and broker-dealers which, in AmSouth's opinion, present minimal credit risks.

Futures Contracts. The Government Income Fund may enter into futures contracts and options on futures contracts for the purposes of remaining fully invested and reducing transaction costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contracts and the price at which the futures contract is originally struck. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. Government Agency.

         Although futures contracts by their terms call for actual delivery and acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying a contract which has previously been "sold," or "selling" a contract previously purchased) in an identical contract to terminate the position. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Brokerage commissions are incurred when a futures contract is bought or sold.

         Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Initial margin deposits on futures contracts are customarily set at levels much lower than the prices at which the underlying securities are purchased and sold, typically ranging upward from less than 5% of the value of the contract being traded.

         After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Government Income Fund expects to earn interest income on its margin deposits.

         Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The Government Income Fund intends to use futures contracts only for bona fide hedging purposes.

         When interest rates are expected to rise or market values of portfolio securities are expected to fall, the Government Income Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, the Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

         Regulations of the CFTC applicable to the Government Income Fund require that all of its futures transactions constitute bona fide hedging transactions. The Government Income Fund will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging interest, the Government Income Fund expects that approximately 75% of its futures contract purchases will be "completed," that is, equivalent amounts of related securities will have been purchased or are being purchased by the Fund upon sale of open futures contracts.

         Although techniques other than the sale and purchase of futures contracts could be used to control the Government Income Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Government Income Fund will incur commission expenses in both opening and closing out futures positions, these costs are lower than transactions costs incurred in the purchase and sale of the underlying securities.

Restrictions on the Use of Futures Contracts. The Government Income Fund will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets. In addition, the Government Income Fund will not enter into futures contracts to the extent that the value of the futures contracts held would exceed 10% of the Fund's total assets. Futures transactions will be limited to the extent necessary to maintain each Portfolio's qualification as a regulated investment company.

         The Government Income Fund has undertaken to restrict its futures contract trading as follows: first, the Fund will not engage in transactions in futures contracts for speculative purposes; second, the Fund will not market itself to the public as a commodity pool or otherwise as a vehicle for trading in the commodities futures or commodity options markets; third, the Fund will disclose to all prospective shareholders (the "Shareholders") the purpose of and limitations on its commodity futures trading; fourth, the Fund will submit to the Commodity Futures Trading Commission ("CFTC") special calls for information. Accordingly, registration as a commodities pool operator with the CFTC is not required.

         In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the Securities and Exchange Commission. Under those requirements, where the Government Income Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For a short position in futures or forward contracts held by the Government Income Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established). However, segregation of assets is not required if the Government Income Fund "covers" a long position. For example, instead of segregating assets, the Fund, when holding a long position in a futures contract, could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund. In addition, where the Government Income Fund takes short positions, or engages in sales of call options, it need not segregate assets if it "covers" these positions. For example, where the Fund holds a short position in a futures contract, it may cover by owning the instruments underlying the contract. The Fund may also cover such a position by holding a call option permitting it to purchase the same futures contract at a price no higher than the price at which the short position was established. Where the Government Income Fund sells a call option on a futures contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments underlying the futures contract. The Government Income Fund could also cover this position by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the Fund.

Risk Factors in Futures Transactions. Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Government Income Fund would continue to be required to make daily cash payments to maintain the required margin. In such situations, if the Government Income Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Government Income Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge them. The Government Income Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges and for which there appears to be a liquid secondary market.

         The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies engaged in by the Government Income Fund are only for hedging purposes, AmSouth does not believe that the Government Income Fund is subject to the risks of loss frequently associated with futures transactions. The Government Income Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

         Utilization of futures transactions by the Government Income Fund does involve the risk of imperfect or no correlation where the securities underlying futures contract have different maturities than the portfolio securities being hedged. It is also possible that the Government Income Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

         Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

Investment Restrictions

         The following investment restrictions may be changed with respect to a particular Fund only by a vote of a majority of the outstanding voting Shares of that Fund (as defined under "GENERAL INFORMATION - Miscellaneous" in the Prospectuses).

         None of the Funds of the Trust may:

         1. Purchase securities on margin, sell securities short, participate on a joint or joint and several basis in any securities trading account, or underwrite the securities of other issuers, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities" acquired in accordance with such Fund's investment objectives, restrictions and policies;

         2. Purchase or sell commodities, commodity contracts (including futures contracts), oil, gas or mineral exploration or development programs, or real estate (although investments by all of the Funds except the U.S. Treasury Fund in marketable securities of companies engaged in such activities and in securities secured by real estate or interests therein are not hereby precluded);

         3. Invest in securities of other investment companies, except as such securities may be acquired as part of a merger, consolidation, reorganization, or acquisition of assets; provided, however, that the Capital Appreciation Funds and the Income Funds may purchase securities of a money market fund, including securities of both the Prime Obligations Fund and the U.S. Treasury Fund (and in the case of the Tax-Free Funds, securities of the Tax Exempt Fund) and the Tax Exempt Fund and Prime Obligations Fund may purchase securities of a money market fund which invests primarily in high quality short-term obligations exempt from federal income tax, if, with respect to each such Fund, immediately after such purchase, the acquiring Fund, does not own in the aggregate (i) more than 3% of the acquired company's outstanding voting securities, (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the acquiring Fund, or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the acquiring Fund) having an aggregate value in excess of 10% of the value of the acquiring Fund's total assets;


         4. Invest in any issuer for purposes of exercising control or management;

         5. Purchase or retain securities of any issuer if the officers or Trustees of the Trust or the officers or directors of its investment adviser owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities; and

         6. Invest more than 10% of total assets in the securities of issuers which together with any predecessors have a record of less than three years of continuous operation.

         The Prime Obligations Fund and the U.S. Treasury Fund may not buy common stocks or voting securities, or state, municipal, or private activity bonds. The Money Market Funds and the Tax-Free Funds may not write or purchase call options. None of the Funds may write put options. The Prime Obligations Fund, the U.S. Treasury Fund, the Equity Fund and the Regional Equity Fund may not purchase put options. The Tax Exempt Fund and the Tax-Free Funds may not invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operation.

         If any percentage restriction described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction.

Additional Investment Restrictions

         The following investment restriction is non-fundamental and may be changed by a vote of the majority of the Board of Trustees: No Fund will invest more than 15% of its net assets in securities that are restricted as to resale, or for which no readily available market exists, including repurchase agreements providing for settlement more than seven days after notice.

Portfolio Turnover

         The portfolio turnover rate for each of the Trust's Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. Portfolio turnover with respect to each of the Money Market Funds is expected to be zero percent for regulatory purposes.


         In the fiscal year ended July 31, 1996, portfolio turnover for the Equity Fund, the Regional Equity Fund, the Limited Maturity Fund, the Government Income Fund, the Bond Fund and the Florida Fund was 19.11%, 8.22%, 29.56%, 78.31%, 9.60% and 12.21%, respectively. In the fiscal year ended July 31, 1996, the portfolio turnover rate for the Balanced Fund was 13.65% with respect to the common stock portion of its portfolio and 6.82% with respect to the other portion of its portfolio.


         In the fiscal year ended July 31, 1995, portfolio turnover for the Equity Fund, the Regional Equity Fund, the Limited Maturity Fund, the Government Income Fund, the Bond Fund and the Florida Fund was 19.46%, 14.25%, 38.11%, 27.32%, 17.70% and 2.33%, respectively. In the fiscal year ended July 31, 1995, the portfolio turnover rate for the Balanced Fund was 16.62% with respect to the common stock portion of its portfolio and 10.07% with respect to the other portion of its portfolio. The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares and, in the case of the Tax Exempt Fund and the Tax- Free Funds, by requirements which enable these Funds to receive certain favorable tax treatments. A higher portfolio turnover rate may lead to increased taxes and transaction costs. Portfolio turnover will not be a limiting factor in making investment decisions.

         The Tax-Free Funds will not purchase securities solely for the purpose of short-term trading. The turnover rates for the Funds will not be a factor preventing either the sale or the purchase of securities when the investment advisor believes investment considerations warrant such sale or purchase. The annual portfolio turnover rate of the Municipal Bond Fund is not expected to exceed 50%. However, the portfolio turnover rate for each of the Tax-Free Funds may vary greatly from year to year as well as within a particular year. High turnover rates will generally result in higher transaction costs to the Funds and may result in higher levels of taxable realized gains to the Funds' Shareholders.

                                    VALUATION

         As indicated in the Prospectuses, the net asset value of each Fund is determined and the Shares of each Fund are priced as of 4:00 p.m., Eastern Time (the "Valuation Time") on each Business Day of the Fund. As used herein a "Business Day" constitutes any day on which the New York Stock Exchange (the "NYSE") is open for trading and the Federal Reserve Bank of Atlanta is open, except days on which there are not sufficient changes in the value of the Fund's portfolio securities that the Fund's net asset value might be materially affected, or days during which no Shares are tendered for redemption and no orders to purchase Shares are received. Currently, either the NYSE or the Federal Reserve Bank of Atlanta is closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day.

Valuation of the Money Market Funds

         The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. The value of securities in these Funds can be expected to vary inversely with changes in prevailing interest rates.

         Pursuant to Rule 2a-7, each Money Market Fund will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per Share, provided that no Fund will purchase any security with a remaining maturity of more than thirteen months (securities subject to repurchase agreements may bear longer maturities) nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Trust's Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to stabilize the net asset value per Share of the Money Market Funds for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share of each Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Board of Trustees promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from a Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the dollar-weighted average portfolio maturity, withholding or reducing dividends, reducing the number of a Fund's outstanding Shares without monetary consideration, or utilizing a net asset value per Share determined by using available market quotations.


Valuation of the Capital Appreciation Funds and the Income Funds

         The value of the portfolio securities held by each of the Capital Appreciation Funds and the Income Funds for purposes of determining such Fund's net asset value per Share will be established on the basis of current valuations provided by Muller Data Corporation or Kenny S&P Evaluation Services, whose procedures shall be monitored by the Administrator, and which valuations shall be the fair market value of such securities.



                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shares in each of the Trust's Funds are sold on a continuous basis by BISYS Fund Services, Limited Partnership ("BISYS"), and BISYS has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing Shares directly from BISYS, Shares may be purchased through procedures established by BISYS in connection with the requirements of accounts at AmSouth, or AmSouth's affiliated or correspondent banks. Customers purchasing Shares of the Trust may include officers, directors, or employees of AmSouth or AmSouth's affiliated or correspondent banks.

Purchase of Shares


         As stated in the relevant Prospectuses, the public offering price of Shares of the Capital Appreciation Funds and the Income Funds is their net asset value computed after the sale plus a sales charge which varies based upon the quantity purchased. The public offering price of such Shares of the Trust is calculated by dividing net asset value by the difference (expressed as a decimal) between 100% and the sales charge percentage of the offering price applicable to the purchase (see "How to Purchase and Redeem Shares" in the relevant Prospectuses). The offering price is rounded to two decimal places each time a computation is made. The sales charge scale set forth in a Fund's Prospectus applies to purchases of Shares of such a Fund alone, by any person, including members of a family unit (i.e., husband, wife and minor children) and bona fide trustees and also applies to purchases made under a Rights of Accumulation or a Letter of Intent.


         Certain sales are made without a sales charge, as described in the relevant Prospectuses under the caption "Sales Charge Waivers", to promote goodwill with employees and others with whom BISYS, AmSouth and/or the Trust have business relationships, and because the sales effort, if any, involved in making such sales is negligible.

         As the Trust's principal underwriter, BISYS acts as principal in selling shares of the Trust to dealers. BISYS re-allows a portion of the sales charge as dealer discounts and brokerage commissions. Dealer allowances expressed as a percentage of the offering price for all offering prices are set forth in the relevant Prospectuses (see "How to Purchase and Redeem Shares"). From time to time, BISYS may make expense reimbursements for special training of a dealer's registered representatives in group meetings or to help pay the expenses of sales contests. In some instances, promotional incentives to dealers may be offered only to certain dealers who have sold or may sell significant amounts of Group shares. Neither BISYS nor dealers are permitted to delay the placement of orders to benefit themselves by a price change.

Matters Affecting Redemption

         The Trust may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Securities and Exchange Commission has by order permitted such suspension, or (d) an emergency exists as determined by the Securities and Exchange Commission.

         The Trust may redeem Shares involuntarily if redemption appears appropriate in light of the Trust's responsibilities under the 1940 Act. See "Valuation of the Money Market Funds" above.

Additional Tax Information

         It is the policy of each of the Trust's Funds to qualify for the favorable tax treatment accorded regulated investment companies under Subchapter M of the Code. By following such policy, the Trust's Funds expect to eliminate or reduce to a nominal amount the federal income taxes to which such Fund may be subject.

         In order to qualify for the special tax treatment accorded regulated investment companies and their Shareholders, a Fund must, among other things,
(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of certain assets (including stocks and securities) held for less than three months; (c) each year distribute at least 90% of its dividend, interest (including tax-exempt interest), certain other income and the excess, if any, of its net short-term capital gains over its net long-term capital losses; and (d) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses. The 30% of gross income test described above may restrict a Fund's ability to sell certain assets held (or considered under Code rules to have been held) for less than three months and to engage in certain hedging transactions (including hedging transactions in options and futures) that in some circumstances could cause certain Fund assets to be treated as held for less than three months.

         A non-deductible excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined) for the calendar year plus 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year plus any undistributed amounts from the previous year. For the foregoing purposes, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. If distributions during a calendar year by a Fund were less than the required amount, the Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

         Each of the Trust's Funds will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends and other distributions paid to any Shareholder who has provided either an incorrect taxpayer identification number or no number at all, who is subject to withholding by the Internal Revenue Service for failure properly to report payments of interest or dividends, or who fails to provide a certified statement that he or she is not subject to "backup withholding."

         A Fund's transactions in options, foreign-currency-denominated securities, and certain other investment and hedging activities of the Fund, will be subject to special tax rules (including "mark-to-market," "straddle," "wash sale," and "short sale" rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's assets, convert short-term capital losses into long-term capital losses, and otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing, and character of distributions to Shareholders. Income earned as a result of these transactions would, in general, not be eligible for the dividends received deduction or for treatment as exempt-interest dividends when distributed to Shareholders. The Funds will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the Funds.

         Although the Funds each expect to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located, or in which they are otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities. If for any taxable year the Funds do not qualify for the special federal tax treatment afforded regulated investment companies, all of their taxable income will be subject to federal income tax at regular corporate rates at the Fund level (without any deduction for distributions to their Shareholders). In addition, distributions to Shareholders will be taxed as ordinary income even if the distributions are attributable to capital gains or exempt interest earned by the Fund.

         Information set forth in the Prospectuses and this Statement of Additional Information which relates to Federal taxation is only a summary of some of the important Federal tax considerations generally affecting purchasers of Shares of the Trust's Funds. No attempt has been made to present a detailed explanation of the Federal income tax treatment of a Fund or its Shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the tax discussion in the Prospectuses and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectuses and this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.

Additional Tax Information Concerning the Tax Exempt Fund and Tax-Free Funds

         As indicated in the prospectuses of the Tax Exempt Fund and the Tax-Free Funds, these Funds are designed to provide Shareholders with current tax-exempt interest income. The Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Tax Exempt Fund and the Tax-Free Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, so-called Keogh or H.R. 10 plans, and individual retirement accounts. Such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the dividends of the Tax Exempt Fund and the Tax-Free Funds, being tax-exempt, and such dividends would be ultimately taxable to the beneficiaries when distributed to them.

         In addition, the Tax Exempt Fund and the Tax-Free Funds may not be appropriate investments for Shareholders that may be "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business, and whose gross revenues derived with respect to the facilities financed by the issuance of bonds represent more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities, or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related person" includes certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its Shareholders. Each Shareholder that may be considered a "substantial user" should consult a tax adviser with respect to whether exempt- interest dividends would retain the exclusion under Section 103 of the Code if the Shareholder were treated as a "substantial user" or a "related person."

         The Code permits a regulated investment company which invests at least 50% of its assets in tax-free Municipal Securities to pass through to its investors, tax-free, net Municipal Securities interest income. The policy of the Tax Exempt Fund and the Tax-Free Funds is to pay each year as dividends substantially all such Fund's Municipal Securities interest income net of certain deductions. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Tax Exempt Fund and the Tax-Free Funds and designated as an exempt-interest dividend in a written notice mailed to Shareholders after the close of such Fund's taxable year, but not to exceed in the aggregate the net Municipal Securities interest received by the Fund during the taxable year. The percentage of the total dividends paid for any taxable year which qualifies as federal exempt-interest dividends will be the same for all Shareholders receiving dividends from the Tax Exempt Fund and the Tax-Free Funds during such year, regardless of the period for which the Shares were held.

         While the Tax Exempt Fund and the Tax-Free Funds do not expect to realize any significant amount of long-term capital gains, any net realized long-term capital gains will be distributed annually. The Tax Exempt Fund and the Tax-Free Funds will have no tax liability with respect to such gains and the distributions will be taxable to Shareholders as long-term capital gains, regardless of how long a Shareholder has held the Shares of the Funds. Such distributions will be designated as a capital gains dividend in a written notice mailed by the Tax Exempt Fund and the Tax-Free Funds to Shareholders after the close of the Fund's taxable year.

         While the Tax Exempt Fund and the Tax-Free Funds do not expect to earn any significant amount of investment company taxable income, taxable income earned by the Funds will be distributed to Shareholders. In general, the investment company taxable income will be the taxable income of the Fund (for example, short-term capital gains) subject to certain adjustments and excluding the excess of any net long-term capital gains for the taxable year over the net short-term capital loss, if any, for such year. Any such income will be taxable to Shareholders as ordinary income (whether paid in cash or additional Shares).

         As indicated in the prospectuses of the Tax Exempt Fund and the Tax-Free Funds, the Funds may acquire puts with respect to Municipal Securities (and in the case of the Florida Fund, Florida Municipal Securities) held in their portfolios. See "INVESTMENT OBJECTIVES AND POLICIES - Additional Information on Portfolio Instruments - Puts" in this Statement of Additional Information. The policy of the Tax Exempt Fund and the Tax- Free Funds is to limit their acquisition of puts to those under which the Fund will be treated for Federal income tax purposes as the owner of the Municipal Securities acquired subject to the put and the interest on the Municipal Securities will be tax-exempt to such Fund. Although the Internal Revenue Service has issued a published ruling that provides some guidance regarding the tax consequences of the purchase of puts, there is currently no guidance available from the Internal Revenue Service that definitively establishes the tax consequences of many of the types of puts that the Tax Exempt Fund and the Tax-Free Funds could acquire under the 1940 Act. Therefore, although the Tax Exempt Fund and the Tax- Free Funds will only acquire a put after concluding that it will have the tax consequences described above, the Internal Revenue Service could reach a different conclusion from that of the Funds. If the Tax Exempt Fund and the Tax-Free Funds were not treated as the owner of the Municipal Securities, income from such securities would probably not be tax-exempt.

         The foregoing is only a summary of some of the important Federal tax considerations generally affecting purchasers of Shares of the Tax Exempt Fund and the Tax-Free Funds. No attempt has been made to present a detailed explanation of the Federal income tax treatment of the Tax Exempt Fund and the Tax-Free Funds or their Shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of the Tax Exempt Fund and the Tax-Free Funds are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the foregoing discussion is based on tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.


                             MANAGEMENT OF THE TRUST

Officers


         The officers of each Fund of the Trust, their current addresses, and principal occupations during the past five years are as follows (if no address is listed, the address is 3435 Stelzer Road, Columbus, Ohio 43219):

                     Position(s) Held       Principal Occupation
Name and Address     With the Trust         During Past 5 Years
----------------     ----------------       -------------------

J. David Huber*      Chairman of the        From June 1987 to present, employee of BISYS
                     Board of Trustees      Fund Services, Limited Partnership.

Sean M. Kelly*       President, Trustee     From 1993 to present, Senior Vice President
                                            of Client Services of BISYS Fund Services;
                                            prior to 1993, Senior Vice President of
                                            Concord Financial Group (now BISYS Fund
                                            Services)

George A. Landreth   Vice President         From December 1992 to present, employee of
                                            BISYS Fund Services, Limited Partnership;

                                            from July 1991 to December 1992,
                                            employee of PNC Financial Corp.;
                                            from October 1984 to July 1991,
                                            employee of The Central Trust Co.,
                                            N.A.


Walter B. Grimm      Vice  President        From June, 1992 to present, employee
                                            of BISYS Fund Services, Limited
                                            Partnership; from 1990 to 1992,
                                            President and CEO, Security
                                            Bancshares; from July, 1981 to
                                            present, President of Leigh
                                            Investments Consulting (investments
                                            firm).

Kevin Martin        Treasurer               From February 1996, to present,
                                            employee of BISYS Fund Services,
                                            Limited Partnership; from 1984 to
                                            February 1996, Senior Manager,
                                            Ernst & Young.

 John F. Calvano     Secretary              From October, 1994 to present,
                                            employee of BISYS Fund Services,
                                            Limited Partnership; from July
                                            1992, to August 1994, investment
                                            representative, BA Investment
                                            Services; and from October 1986
                                            to July 1994, Marketing Manager,
                                            Great Western Investment Management.


George O. Martinez   Assistant Secretary    From March, 1995 to present, Senior Vice
                                            President and Director of Legal and Compliance
                                            Services, BISYS Fund Services, Limited
                                            Partnership; from June, 1989 to March, 1995,
                                            Vice President and Associate General Counsel,
                                            Alliance Capital Management.

Alaina V. Metz       Assistant Secretary    From  June, 1995 to present, Chief
                                            Administrator, Administrative and Regulatory
                                            Services, BISYS Fund Services, Limited
                                            Partnership; from May, 1989 to June, 1995,
                                            Supervisor, Mutual Fund Legal Department,
                                            Alliance Capital Management.

Scott A. Englehart   Assistant Secretary    From  October, 1990 to present, employee of
                                            BISYS Fund Services, Limited Partnership.

* Messrs. Huber and Kelly, Trustees of the Trust, are "interested persons" of the Trust as defined in the 1940 Act.

         The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices. BISYS receives fees from the Trust for acting as Administrator and BISYS Fund Services Ohio, Inc. receives fees from the Trust for acting as Transfer Agent for and for providing fund accounting services to the Trust. Messrs. Huber, Calvano, Martin, Kelly, Landreth, Grimm, Englehart, and Martinez and Mme. Metz are employees of BISYS Fund Services, Limited Partnership.

                             COMPENSATION TABLE (1)


                                        Pension or
                                        Retirement                              Total
                    Aggregate           Benefits            Estimated           Compensation
                    Compensation        Accrued             Annual              from AmSouth
Name of             from AmSouth        As Part of          Benefits Upon       Mutual Funds
Position            Mutual Funds        Fund Expenses       Retirement          Paid to Trustee
--------            ------------        -------------       ----------          ---------------

J.. David
Huber               None                None                None                None

William J.
Tomko               None                None                None                None

James H.
Woodward, Jr.       11,250              None                None                11,250

Homer H.
Turner              11,250              None                None                11,250

Wendell D.
Cleaver             11,250              None                None                11,250

Dick D.
Briggs, Jr.         11,250              None                None                11,250


Sean M. Kelly       NONE                NONE                NONE                NONE

(1) Figures are for the Trust's fiscal year ended July 31, 1996.


Investment Advisor


         Investment advisory and management services are provided to the Money Market Funds, the Capital Appreciation Funds and the Income Funds (except the Limited Maturity Fund) by AmSouth pursuant to the Investment Advisory Agreement dated as of August 1, 1988, as amended (the "First Investment Advisory Agreement"). Investment advisory and management services are provided to the Limited Maturity Fund by AmSouth pursuant to the Investment Advisory Agreement dated as of January 20, 1989, as amended (the "Second Investment Advisory Agreement" collectively with the First and Second Investment Advisory Agreement, the "Advisory Agreements").

         In selecting investments for each of the Capital Appreciation Funds, AmSouth employs the "value investing" method. A primary theory of value investing is that many investors tend to exaggerate both prosperity and problems in market valuations. This method, which may conflict with the prevailing mood of the market, involves the use of independent judgment backed by careful analysis of market data. AmSouth's approach when selecting investment for each of these Funds is to attempt to buy and sell securities that are temporarily mispriced relative to long-term value.

         In selecting investments for each of the Income Funds and the Balanced Fund, AmSouth attempts to anticipate interest rates, thereby capitalizing on cyclical movements in the bond markets. AmSouth seeks to achieve this goal through active management of the buying and selling of fixed-income securities in anticipation of changes in yields.

         Under the Advisory Agreements, the fee payable to AmSouth by the Funds for investment advisory services is the lesser of (a) such fee as may from time to time be agreed upon in writing by the Trust and AmSouth or (b) a fee computed daily and paid monthly based on the average daily net assets of each Fund as follows: the Prime Obligations Fund - forty one-hundredths of one percent (.40%) annually; the Equity Fund - eighty one-hundredths of one percent (.80%) annually; the Regional Equity Fund - eighty one-hundredths of one percent (.80%) annually; the U.S. Treasury Fund - forty one-hundredths of one percent (.40%) annually; the Tax Exempt Fund - forty one-hundredths of one percent (.40%) annually; the Bond Fund - sixty-five one-hundredths of one percent (.65%) annually; the Limited Maturity Fund - sixty-five one-hundredths of one percent (.65%) annually; the Balanced Fund - eighty one-hundredths of one percent (.80%) annually; the Government Income Fund - sixty-five one-hundredths of one percent (.65%) annually; the Florida Fund - sixty-five one-hundredths of one percent (.65%) annually; and the Municipal Bond Fund - sixty-five one-hundredths of one percent (.65%) annually. A fee agreed to in writing from time to time by the Trust and AmSouth may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund's expenses and increase the net income of such Fund during the period when such lower fee is in effect.


         For the fiscal years ended July 31, 1996, July 31, 1995, and July 31, 1994, AmSouth received $2,459,885, $2,184,158, and $1,976,523, respectively, from the Prime Obligations Fund. For the fiscal years ended July 31, 1996, July 31, 1995, and July 31, 1994, AmSouth received $1,588,850, $1,245,378, and
$1,225,805, respectively, from the U.S. Treasury Fund. For the fiscal years ended July 31, 1996, July 31, 1995, and July 31, 1994, AmSouth received $133,336, $125,213, and $126,354 for the Tax Exempt Fund. For the fiscal years ended July 31, 1996, July 31, 1995, and July 31, 1994, investment advisory fees paid to AmSouth reflect voluntary reductions in investment advisory fees of $133,340, $125,213, and $126,354, respectively, for the Tax Exempt Fund.

         For the fiscal year ended July 31, 1996, AmSouth received $2,706,627, $669,502, $547,123, $292,620, $2,429,049, $52,834, and $146,775 from the Equity

Fund, the Regional Equity Fund, the Bond Fund, the Limited Maturity Fund, the Balanced Fund, the Government Income Fund, and Florida Fund, respectively. For the fiscal year ended July 31, 1996, investment advisory fees paid to AmSouth reflect voluntary fee reductions of $962, $165,186, $87,670, $169,405, $61,522, and $171,316, for the Regional Equity Fund, the Bond Fund, the Limited Maturity Fund, the Balanced Fund, the Government Income Fund, and Florida Fund, respectively.

         For the fiscal year ended July 31, 1995, AmSouth received $1,841,031, $478,789, $461,002, $253,511, $1,807,557, and $29,835 from the Equity Fund, the
Regional Equity Fund, the Bond Fund, the Limited Maturity Fund, the Balanced Fund and the Government Income Fund, respectively. For the fiscal year ended July 31, 1995, investment advisory fees paid to AmSouth reflect voluntary fee reductions of $3,057, $302, $138,571, $76,328, $259,520, and $66,952, for the
Equity Fund, the Regional Equity Fund, the Bond Fund, the Limited Maturity Fund, the Balanced Fund and the Government Income Fund. For the period from commencement of operations (September 30, 1994) through July 31, 1995, AmSouth received $124,256 from the Florida Fund, which reflects a voluntary reduction in fees of $111,697.


         For the fiscal year ended July 31, 1994, AmSouth received $1,253,256, $209,061, $352,480, $280,251, and $1,274,752 from the Equity Fund, the Regional
Equity Fund, the Bond Fund, the Limited Maturity Fund and the Balanced Fund, respectively. For the fiscal year ended July 31, 1994, investment advisory fees paid to AmSouth reflect voluntary fee reductions of $165,048, $184,505, $105,953, $83,946, and $408,227, for the Equity Fund, the Regional Equity Fund, the Bond Fund, the Limited Maturity Fund and the Balanced Fund. For the period from commencement of operations October 1, 1993 through July 31, 1994, AmSouth received $0 from the Government Income Fund, which reflects a voluntary reduction in fees of $117,065.

         Each of the Advisory Agreements provides that AmSouth shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of such Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of AmSouth in the performance of its duties, or from reckless disregard by AmSouth of its duties and obligations thereunder.


         Unless sooner terminated, the First Investment Advisory Agreement will continue in effect until January 31, 1998 as to each of the Money Market Funds, the Capital Appreciation Funds, the Tax-Free Funds, the Bond Fund and the Government Income Fund and for successive one-year periods if such continuance is approved at least annually by the Trust's Board of Trustees or by vote of the holders of a majority of the outstanding voting Shares of that Fund (as defined under "GENERAL INFORMATION

-Miscellaneous" in the respective Prospectus of the Money Market Funds, the Capital Appreciation Funds and the Income Funds), and a majority of the Trustees who are not parties to the First Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the First Investment Advisory Agreement by votes cast in person at a meeting called for such purpose.

         Unless sooner terminated, the Second Investment Advisory Agreement will continue in effect as to the Limited Maturity Fund until January 31, 1998 and for successive one-year periods thereafter if such continuance is approved at least annually by the Trust's Board of Trustees or by vote of the holders of a majority of the outstanding voting Shares of the Limited Maturity Fund (as defined under "GENERAL INFORMATION - Miscellaneous" in the Prospectus of the Income Funds), and a majority of the Trustees who are not parties to the Second Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Second Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Advisory Agreements are terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of the holders of a majority of the outstanding voting Shares of that Fund, or by AmSouth. The Advisory Agreements also terminate automatically in the event of any assignment, as defined in the 1940 Act.


         On December 5, 1990, the First Investment Advisory Agreement was approved by the Shareholders of the Prime Obligations Fund, the U.S. Treasury Fund, the Equity Fund, the Regional Equity Fund and the Bond Fund and the Second Advisory Agreement was approved by the Shareholders of the Limited Maturity Fund. On March 8, 1993, the First Investment Advisory Agreement was approved by the Shareholders of the Prime Obligations Fund, the U.S. Treasury Fund, the Tax Exempt Fund, the Equity Fund, the Regional Equity Fund, the Bond Fund, and the Balanced Fund, and the Second Advisory Agreement was approved by the Shareholders of the Limited Maturity Fund.

         From time to time, advertisements, supplemental sales literature and information furnished to present or prospective shareholders of the Funds may include descriptions of the investment advisor including, but not limited to,
(i) descriptions of the advisor's operations; and (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to the advisor's operations.


         AmSouth also serves as Sub-Administrator for the Trust. See "Sub-Administrator" below.

Portfolio Transactions

         Pursuant to the Advisory Agreements, AmSouth determines, subject to the general supervision of the Board of Trustees of the Trust and in accordance with each Fund's investment objective, policies and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute such Fund's portfolio transactions. Purchases and sales of portfolio securities with respect to the Money Market Funds, the Income Funds and the Balanced Fund (with respect to its debt securities) usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of a negotiated brokerage commissions. Transactions in over-the-counter market are generally principal transactions with dealers. With respect to over-the-counter market, the Trust, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While AmSouth generally seeks competitive spreads or commissions, the Trust may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

         Allocation of transactions, including their frequency, to various dealers is determined by AmSouth in its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to AmSouth may receive orders for transactions on behalf of the Trust. Information so received is in addition to and not in lieu of services required to be performed by AmSouth and does not reduce the advisory fees payable to AmSouth by the Trust. Such information may be useful to AmSouth in serving both the Trust and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to AmSouth in carrying out its obligations to the Trust.

         The Trust will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with AmSouth, BISYS, or their affiliates, and will not give preference to AmSouth's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

         Investment decisions for each Fund of the Trust are made independently from those for the other Funds or any other investment company or account managed by AmSouth. Any such other investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which AmSouth believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, AmSouth may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies or accounts in order to obtain best execution. As provided by each of the Advisory Agreements, in making investment recommendations for the Trust, AmSouth will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of AmSouth, its parent or its subsidiaries or affiliates and, in dealing with its customers, AmSouth, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trust.


         During the fiscal year ended July 31, 1996, the Equity Fund paid aggregate brokerage commissions in the amount of $265,581.82.
During the fiscal year ended July 31, 1996, the Regional Equity Fund paid aggregate brokerage commissions in the amount of $167,771.64. During the fiscal year ended July 31, 1996, the Balanced Fund paid aggregate brokerage commissions in the amount of $489,564.65.


Glass-Steagall Act

         In 1971, the United States Supreme Court held in Investment Company Institute v. Camp that the Federal statute commonly referred to as the Glass-Steagall Act prohibits a national bank from operating a mutual fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment advisor, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisors to registered closed-end investment companies. In the Board of Governors case, the Supreme Court also stated that if a national bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisors to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.

         AmSouth believes that it possesses the legal authority to perform the services for each Fund contemplated by the Advisory Agreements regarding that Fund and described in the Prospectus of that Fund and this Statement of Additional Information and has so represented in the Advisory Agreement regarding that Fund. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict AmSouth from continuing to perform such services for the Trust. Depending upon the nature of any changes in the services which could be provided by AmSouth, the Board of Trustees of the Trust would review the Trust's relationship with AmSouth and consider taking all action necessary in the circumstances.

         Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of AmSouth or its affiliated and correspondent banks in connection with customer purchases of Shares of the Trust, the Banks might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in the Trust's method of operations would affect its net asset value per Share or result in financial losses to any customer.

Manager and Administrator


         ASO Services Company serves as general manager and administrator (the "Administrator") to each Fund of the Trust pursuant to the Management and Administration Agreement dated as of April 1, 1996 (the "Administration Agreement"). During the Trust's fiscal year ended July 31, 1996 ASO Services Company succeeded BISYS Fund Services as Administrator on April 1. 1996. ASO Services Company is a wholly-owned subsidiary of BISYS. The Administrator assists in supervising all operations of each Fund (other than those performed by AmSouth under the Advisory Agreements, those performed by Union Bank of California, N.A. ("Union Bank of California") under its custodial services agreement with the Trust and those performed by BISYS Fund Services Ohio, Inc. under its transfer agency and fund accounting agreements with the Trust).

         On October 1, 1993, The Winsbury Company and its affiliated companies, including the Winsbury Service Corporation, were acquired by The BISYS Group, Inc. a publicly held company which is a provider of information processing, loan servicing and 401(k) administration and record-keeping services to and through banking and other financial organizations.


         Under the Administration Agreement, the Administrator has agreed to monitor the net asset value per Share of the Money Market Funds, to maintain office facilities for the Trust, to maintain the Trust's financial accounts and records, and to furnish the Trust statistical and research data and certain bookkeeping services, and certain other services required by the Trust. The Administrator prepares annual and semi-annual reports to the Securities and Exchange Commission, prepares Federal and state tax returns, prepares filings with state securities commissions, and generally assists in supervising all aspects of the Trust's operations other than those performed by AmSouth under the Advisory Agreements, those by Union Bank of California under its custodial services agreement with the Trust and those performed by BISYS Fund Services Ohio, Inc. under its transfer agency and fund accounting agreements with the Trust. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

         Under the Administration Agreement for expenses assumed and services provided as manager and administrator, the Administrator receives a fee from each Fund equal to the lesser of (a) a fee computed at the annual rate of twenty one-hundredths of one percent (.20%) of such Fund's average daily net assets; or
(b) such fee as may from time to time be agreed upon in writing by the Trust and the Administrator. A fee agreed to from time to time by the Trust and the Adminstrator may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund's expenses and increase the net income of such Fund during the period when such lower fee is in effect. Each Fund also bears expenses incurred in pricing securities owned by the Fund.

         For the fiscal years ended July 31, 1996, July 31, 1995 and July 31, 1994, BISYS and ASO Services Company received $1,229,842, $1,092,079 and $988,262, respectively, from the Prime Obligations Fund. For the fiscal years ended July 31, 1996, July 31, 1995 and July 31, 1994, BISYS and ASO Services Company received $794,425, $622,689, AND $612,904, respectively, from the U.S. Treasury Fund. For the fiscal years ended July 31, 1996, July 31, 1995 and July 31, 1994, BISYS and ASO Services Company received $133,336, $125,213 and $126,354, respectively, from the Tax Exempt Fund. For the fiscal year ended July, 1996, management and administration fees reflect voluntary reductions in management and administration fees of $1,000 for the Tax Exempt Fund.

         For the fiscal year ended July 31, 1996, BISYS and ASO Services Company received $406,464, $100,491, $131,382, $70,255, $389,624, $17,620 and $48,936
from the Equity Fund, the Regional Equity Fund, the Bond Fund, the Limited Maturity Fund, the Balanced Fund and the Government Income Fund, and the Florida Fund respectively. For the fiscal year ended July 31, 1996, management and administration fees reflect voluntary fee reductions of $309,086, $67,125, $87,790, $46,757, $259,990, $17,567, and $48,938 for the Equity Fund, the
Regional Equity Fund, the Bond Fund, the Limited Maturity Fund, the Balanced Fund, Government Income Fund and the Florida Fund, respectively.

         For the fiscal year ended July 31, 1995, BISYS received $276,383, $71,818, $110,640, $60,867, $308,216, and $6,300 from the Equity Fund, the
Regional Equity Fund, the Bond Fund, the Limited Maturity Fund, the Balanced Fund and the Government Income Fund, respectively. For the fiscal year ended July 31, 1995, management and administration fees paid to BISYS reflect voluntary fee reductions of $184,639, $47,954, $73,844, $40,622, $208,553, and
$23,481 for the Equity Fund, the Regional Equity Fund, the Bond Fund, the Limited Maturity Fund, the Balanced Fund and the Government Income Fund, respectively. For the period from commencement of operations (September 30, 1994) through July 31, 1995, BISYS received $50,848 from the Florida Fund, which reflects a voluntary reduction in fees of $21,753.


         For the fiscal year ended July 31, 1994, BISYS received $212,573, $58,991, $84,589, $67,244, and $252,259 from the Equity Fund, the Regional
Equity Fund, the Bond Fund, the Limited Maturity Fund and the Balanced Fund, respectively. For the fiscal year ended July 31, 1994, management and administration fees paid to BISYS reflect voluntary fee reductions of $142,003, $39,401, $56,467, $44,817 and $168,486 for the Equity Fund, the Regional Equity Fund, the Bond Fund, the Limited Maturity Fund and the Balanced Fund, respectively. For the period from commencement of operations (October 1, 1993) through July 31, 1994, BISYS received $0 from the Government Income Fund, which reflects a voluntary reduction in fees of $36,020.


         The Administration Agreement shall, unless sooner terminated as provided in the Administration Agreement (described below), continue until December 31, 2000. Thereafter, the Administration Agreement shall be renewed automatically for successive five-year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days' prior to the expiration of the then-current term. The Administration Agreement is terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than 60 days' notice by the Trust's Board of Trustees or by the Administrator.

         The Administration Agreement provides that the Administrator shall not be liable for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.


Expenses


         Each Fund bears the following expenses relating to its operations: taxes, interest, any brokerage fees and commissions, fees of the Trustees of the Trust, Securities and Exchange Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current Shareholders, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and the transfer agent, dividend disbursing agents fees, fees and out-of-pocket expenses for fund accounting services, expenses incurred for pricing securities owned by it, certain insurance premiums, costs of maintenance of its existence, costs of Shareholders' and Trustees' reports and meetings, and any extraordinary expenses incurred in its operation.

         If total expenses incurred by any of the Funds in any fiscal year exceed expense limitations imposed by applicable state securities regulations, AmSouth and the Administrator will reduce their own fees by the amount of such excess in proportion to their respective fees. As of the date of the Prospectuses and this Statement of Additional Information, there are no state expense limitations applicable to the Trust. Any fee reduction by AmSouth and the Administrator will be estimated daily and reconciled on a monthly basis. Fees imposed upon customer accounts by AmSouth or its affiliated or correspondent banks for cash management services are not included within Trust expenses for purposes of any such expense limitation.


Sub-Administrators

         Effective August 1, 1995, AmSouth was retained by BISYS as the Sub-Administrator to the Trust pursuant to an agreement between the Administrator and AmSouth. On April 1, 1996, AmSouth entered into an agreement with AmSouth Services Corporation as the Sub-Administrator of the Trust. Pursuant to this agreement, AmSouth Bank of Alabama has assumed certain of the Administrator's duties, for which AmSouth receives a fee, paid by the Administrator, calculated at an annual rate of up to (.10%) ten one-hundredths of one percent of each Fund's average net assets. For the fiscal year ended July 31, 1996, AmSouth received $1,125,000 with respect to the Trust.

         Effective April 1, 1996 BISYS Fund Services was retained by the Administrator as the Sub-Administrator to the Trust. Pursuant to its agreement with the Administrator, BISYS Fund Services is entitled to compensation as mutually agreed upon from time to time by it and the Administrator.


Distributor


         BISYS serves as distributor to each Fund of the Trust pursuant to the Distribution Agreement dated as of October 1, 1993 (the "Distribution Agreement"). The Distribution Agreement provides that, unless sooner terminated it will continue in effect until January 31, 1998, and from year to year thereafter if such continuance is approved at least annually (i) by the Trust's Board of Trustees or by the vote of a majority of the outstanding Shares of the Funds or Fund subject to such Distribution Agreement, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to such Distribution Agreement or interested persons (as defined in the Investment Company Act of 1940) of any party to such Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.


Shareholder Servicing Plan

         A Shareholder Servicing Plan for the Trust was initially approved on December 6, 1995 by the Trust's Board of Trustees, including a majority of the trustees who are not interested persons of the Trust (as defined in the 1940
Act) and who have no direct or indirect financial interest in the Shareholder Servicing Plan (the "Independent Trustees"). The Shareholder Servicing Plan reflects the creation of the Classic Shares, and provides for fees only upon that Class. Currently, only the Money Market Funds offer Classic Shares.

         The Shareholder Servicing Plan may be terminated with respect to any Money Market Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Classic Shares of that Money Market Fund. The Shareholder Servicing Plan may be amended by vote of the Trust's Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Shareholder Servicing Plan that would materially increase the shareholder servicing fee with respect to a Money Market Fund requires the approval of the holders of that Money Market Fund's Classic Class. The Trust's Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Shareholder Servicing Plan (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Shareholder Servicing Plan) indicating the purposes for which such expenditures were made.

         The fee of .25% of average daily net assets of the Classic Shares of each Money Market Fund payable under the Trust's Shareholder Servicing Plan, to which Classic

Shares of each Money Market Fund of the Trust are subject, is described in the Money Market Fund Prospectus.


         For the fiscal year ended July 31, 1996 BISYS received $4,607 with respect to the Classic Shares of the AmSouth U.S. Treasury Fund (which reflects a fee reduction of $6,912); $41,777 with respect to the Classic Shares of the Prime Obligations Fund (which reflects a fee reduction of $62,669); and $4,960 with respect to the Classic Shares of the Tax-Exempt Fund (which reflects a fee reduction of $7,440). For the fiscal year ended July 31, 1995 no fees were paid by any Money Market Fund under the Shareholder Servicing Plan .

Custodian

         Union Bank of California (the "Custodian") serves as custodian to each Fund of the Trust pursuant to a Custodial Services Agreement with the Trust. The Custodian's responsibilities include safeguarding and controlling the Trust's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Trust's investments.


Transfer Agent and Fund Accounting Services.

         BISYS Fund Services Ohio, Inc. ("BISYS Ohio") serves as transfer agent to each Fund of the Trust pursuant to a Transfer Agency and Shareholder Service Agreement with the Trust.


         BISYS Ohio also provides fund accounting services to each of the Funds pursuant to a Fund Accounting Agreement with the Trust. Under the Fund Accounting Agreement, BISYS Ohio receives a fee from each Fund at the annual rate of 0.03% of such Fund's average daily net assets, plus out-of-pocket expenses, subject to a minimum annual fee of $40,000 for each tax exempt fund and $30,000 for each taxable Fund and the Money Market Funds may be subject to an additional fee of $10,000 for each Class. For the fiscal years ended July 31, 1996, July 31, 1995 and July 31, 1994, BISYS Ohio received $254,753 and $289,092
, respectively, from the Prime Obligations Fund. For the fiscal years ended July 31, 1996, July 31, 1995 and July 31, 1994, BISYS Ohio received $147,544 and $179,572 , respectively, from the U.S. Treasury Fund. For the fiscal years ended July 31, 1996, July 31, 1995 and July 31, 1994, BISYS Ohio received $32,145 and $59,090 , respectively, from the Tax Exempt Fund. For the fiscal years ended July 31, 1996, July 31, 1995, and July 31, 1994, BISYS Ohio received $145,583,
$114,437, and $120,225 respectively, from the Equity Fund. For the fiscal years ended July 31, 1996, July 31, 1995, and July 31, 1994, BISYS Ohio received $36,049, $30,766, and $79,071 , respectively, from the Regional Equity Fund. For the fiscal years ended July 31, 1996, July 31, 1995, and July 31, 1994, BISYS

Ohio received $46,931, $50,807, and $64,501 , respectively, from the Bond Fund. For the fiscal years ended July 31, 1996, July 31, 1995, and July 31, 1994, BISYS Ohio received $26,388, $28,353, and $58,805 , respectively, from the Limited Maturity Fund. For the fiscal years ended July 31, 1996, July 31, 1995, and July 31, 1994, BISYS Ohio received $141,803, $128,452, and $133,846 , respectively, from the Balanced Fund for fund accounting services and reimbursement of expenses. For the fiscal year ended July 31, 1996, July 31, 1995 and for the period from commencement of operations (October 1, 1993) through July 31, 1994, BISYS Ohio received $7,849, $12,846 and $28,546, respectively, from the Government Income Fund for fund accounting services and reimbursement of expenses. For the fiscal year ended July 31, 1996 and for the period from commencement of operations (September 30, 1994) through July 31, 1995, BISYS Ohio received $21,614 and $22,258 from the Florida Fund for fund accounting services and reimbursement of expenses.


Auditors

         The financial information appearing in the Prospectuses under "FINANCIAL HIGHLIGHTS" has been derived from financial statements of the Trust appearing in this Statement of Additional Information which have been audited by Coopers & Lybrand L.L.P., independent accountants, as set forth in their report appearing elsewhere herein, and are included in reliance upon such report and on the authority of such firm as experts in auditing and accounting. Coopers & Lybrand L.L.P.'s address is 100 East Broad Street, Columbus, Ohio 43215.

Legal Counsel

         Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, DC 20005-3333 are counsel to the Trust.


                             PERFORMANCE INFORMATION

General

         From time to time, the Trust may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principals (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Trust; (5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various investment products, which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; and (8) discussions of fund rankings or ratings by recognized rating organizations.

Yields of the Money Market Funds

         As summarized in the Prospectus of the Money Market Funds under the heading "Performance Information," the "yield" of each of those Funds for a seven-day period (a "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments. Yield may also be calculated on a compound basis (the "effective yield") which assumes that net income is reinvested in Fund shares at the same rate as net income is earned for the base period.

         The Tax Exempt Fund may also advertise a "tax equivalent yield" and a "tax equivalent effective yield." Tax equivalent yield will be computed by dividing that portion of the Tax Exempt Fund's yield which is tax-exempt by the difference between one and a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. The tax equivalent effective yield for the Tax Exempt Fund is computed by dividing that portion of the effective yield of the Tax Exempt Fund which is tax-exempt by the difference between one and a stated income tax rate and adding the product to that portion, if any, of the effective yield of the Fund that is not tax-exempt.

         The yield and effective yield of each of the Money Market Funds and the tax equivalent yield and the tax equivalent effective yield of the Tax Exempt Fund will vary in response to fluctuations in interest rates and in the expenses of the Fund. For comparative purposes the current and effective yields should be compared to current and effective yields offered by competing financial institutions for that base period only and calculated by the methods described above.


         For the seven-day period ended July 31, 1996, the yield and effective yield of the Premier Class of each Money Market Fund calculated as described above was as follows:

                                                     Effective
            Fund                      Yield            Yield
            ----                      -----            -----

Prime Obligations Fund                4.78%             4.89%

U.S. Treasury Fund                    4.55%             4.66%

Tax Exempt Fund                       3.00%             3.05%

         For the 7-day period ending July 31, 1996, the tax equivalent yield and the tax equivalent effective yield of the Premier Class of the Tax Exempt Fund were 4.97% and 5.05% respectively, and the tax equivalent yield and the tax equivalent effective yield of the Classic Class of the Tax Exempt Fund was 4.80% and 4.87%, respectively which reflect the amount of income subject to federal income taxation that a taxpayer in a 39.6% tax bracket would have to earn in order to obtain the same after-tax income as that derived from the "yield" and "effective yield", respectively, of the Tax Exempt Fund.

         For the seven-day period ended July 31, 1996, the yield and effective yield of the Classic Class of each Money Market Fund calculated as described above was as follows:

                                                       Effective
            Fund                      Yield              Yield
            ----                      -----              -----

Prime Obligations Fund                4.68%              4.79%

U.S. Treasury Fund                    4.45%              4.55%

Tax Exempt Fund                       2.90%              2.94%

Yields of the Capital Appreciation Funds and the Income Funds

         As summarized in the Prospectuses under the heading "Performance Information," yields of the Capital Appreciation Funds, the Income Funds and the Tax-Free Funds will be computed by annualizing net investment income per share for a recent 30-day period and dividing that amount by the maximum offering price per share (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed-income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of each of the Capital Appreciation Funds and the Income Funds will vary from time to time depending upon market conditions, the composition of the Fund's portfolios and operating expenses of the

Trust allocated to each Fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of the Capital Appreciation Funds and the Income Funds .


         The Tax-Free Funds may also advertise a "tax equivalent yield" and a "tax equivalent effective yield." Tax equivalent yield will be computed by dividing that portion of each Fund's yield which is tax-exempt by the difference between one and a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. The tax equivalent effective yield for the Tax-Free Funds is computed by dividing that portion of the effective yield of the Fund which is tax-exempt by the difference between one and a stated income tax rate and adding the product to that portion, if any, of the effective yield of the Fund that is not tax-exempt.

         At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.


         Investors in the Capital Appreciation Funds and the Income Funds are specifically advised that share prices, expressed as the net asset values per share, will vary just as yields will vary.

         For the 30-day period ending July 31, 1996, the Equity Fund had a yield of 1.70%, the Regional Equity Fund had a yield of 1.25%, the Balanced Fund had a yield of 3.56%, the Bond Fund had a yield of 6.09%, the Limited Maturity Fund had a yield of 5.63%, the Government Income Fund had a yield of 6.09% and the Florida Fund had a yield of 4.05%.


Calculation of Total Return

         Total Return is a measure of the change in value of an investment in a Fund over the period covered, assuming the investor paid the current maximum applicable sales charge on the investment and that any dividends or capital gains distributions were reinvested in the Fund immediately rather than paid to the investor in cash. The formula for calculating Total Return includes four steps: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year.

         For the fiscal year ended July 31, 1996, annual total return was 5.10%, 4.93% and 3.15% for the Premier Shares and Classic Shares of the Prime Obligations Fund, the U.S. Treasury Fund, and the Tax Exempt Fund, respectively.

         For the fiscal year ended July 31, 1996, annual total return was 11.09%, 13.10%, 4.40%, 4.74%, 8.37%, 4.91% and 4.24% for the Equity Fund, the
Regional Equity Fund, the Bond Fund, the Limited Maturity Fund, the Balanced Fund, Government Income Fund, and the Florida Fund respectively.


         For the five-year period ended July 31, 1996 the average annual total return was 4.04% for the Premier Shares and the Classic Shares of the Prime Obligations Fund; 3.89% for the Premier Shares and the Classic Shares of the U.S. Treasury Fund; and 2.72% for the Premier Shares and the Classic Shares of the Tax Exempt Fund. For the five-year period ended July 31, 1996 the average annual total return was 11.91%, 7.32%, 5.58%, and 12.70% the Equity Fund, the Bond Fund, the Limited Maturity Fund, and the Regional Equity Fund, respectively.

         For the period from December 19, 1991 (commencement of operations) through July 31, 1996, average annual total return for the Balanced Fund was 10.55%. For the period from October 1, 1993 (commencement of operations) through July 31, 1996, average annual total return was 3.43% for the Government Income Fund. For the period from September 30, 1994 (commencement of operations) through July 31, 1996, average annual total return was 4.12% for the Florida Fund.

         For the period from December 1, 1988 (commencement of operations of the Equity Fund, the Regional Equity Fund and the Bond Fund) through July 31, 1996, average annual total return was 12.10%, 13.47% and 7.95% for the Equity Fund, the Regional Equity Fund and the Bond Fund, respectively. For the period from February 1, 1989 (commencement of operations) through July 31, 1996, the average annual total return for the Limited Maturity Fund was 6.75%. For the period from August 8, 1988 (commencement of operations) through July 31, 1996, average annual total return was 5.48% for the Premier Shares and for the Classic
Shares of the Prime Obligations Fund. For the period from September 8, 1988 (commencement of operations) through July 31, 1996, average annual total return was 5.28% for the Premier Shares and for the Classic Shares of the U.S. Treasury Fund.

For the period from June 27, 1990 (commencement of operations) through July 31, 1996, average annual total return was 3.08% for the Premier Shares and for the Classic Shares of the Tax Exempt Fund.


Performance Comparisons

         Yield and Total Return. From time to time, performance information for the Funds showing their average annual total return and/or yield may be included in advertisements or in information furnished to present or prospective Shareholders and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services as having the same investment objectives may be included in advertisements.

         Total return and/or yield may also be used to compare the performance of the Funds against certain widely acknowledged standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 Stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

         The NASDAQ-OTC Price Index (the "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

         The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

         The Shearson Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized statistical rating agency.

All Funds. Current yields or performance will fluctuate from time to time and are not necessarily representative of future results. Accordingly, a Fund's yield or performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and performance are functions of a quality, composition, and maturity, as well as expenses allocated to the Fund. Fees imposed upon customer accounts by AmSouth or its affiliated or correspondent banks for cash management services will reduce a Fund's effective yield to Customers.


                             ADDITIONAL INFORMATION

Organization and Description of Shares


         The Trust was organized as a Massachusetts business trust by the Agreement and Declaration of Trust, dated October 1, 1987, under the name "Shelf Registration Trust IV." The Trust's name was changed to "The ASO Outlook Group" as of April 12, 1988 and to "AmSouth Mutual Funds" as of August 19, 1993 by amendments to the Agreement and Declaration of Trust. A copy of the Trust's Agreement and Declaration of Trust, as amended (the "Declaration of Trust") is on file with the Secretary of State of The Commonwealth of Massachusetts. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest. The Trust presently has eleven series of Shares which represent interests in the Prime Obligations Fund, the AmSouth U.S. Treasury Fund, the Tax Exempt Fund, the Equity Fund, the Regional Equity Fund, the Bond Fund, the Limited Maturity Fund, the Municipal Bond Fund, the Government Income Fund, and the Florida Fund. The Trust's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Trust into one or more additional series.


         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Trust's Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, Shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

         As described in the text of the Prospectuses following the caption "GENERAL INFORMATION -- Description of the Trust and its Shares," Shares of the Trust are entitled to one vote per share (with proportional voting for fractional shares) on such matters as Shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of one or more series or class, then only Shareholders of such series or class shall be entitled to vote thereon, and (iii) only the holders of Classic Shares will be entitled to vote on matters submitted to Shareholder vote with regard to the Shareholder Servicing Plan. There will normally be no meetings of Shareholders for the purposes of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the Shareholders, at which time the Trustees then in office will call a Shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding voting Shares of the Trust and filed with the Trust's custodian or by vote of the holders of two-thirds of the outstanding voting Shares of the Trust at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding voting Shares of any Fund. Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

Shareholder Liability

         Under Massachusetts law, Shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims Shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in every agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any Shareholder of such Fund held liable on account of being or having been a Shareholder. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations.

         The Trust is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of the Trust.


         As of November 16, 1996, the trustees and officers of the Trust, as a Group, owned less than 1% of the Premier Shares and of the Classic Shares of any of the Prime Obligations Fund, the U.S. Treasury Fund and the Tax Exempt Fund, and the Equity Fund, the Regional Equity Fund, the Tax Exempt Fund, the Bond Fund, the Limited Maturity Fund, the Balanced Fund, the Municipal Bond Fund, the Government Income Fund, and the Florida Fund. As of November 16, 1996, AmSouth, 1901 Sixth Avenue-North, Birmingham, Alabama, was the Shareholder of record of 92.56% of the outstanding voting Shares of the Premier Shares of the Prime Obligations Fund, 97.56% of the outstanding voting Shares of the Premier Shares of the U.S. Treasury Fund, 98.46% of the outstanding voting Shares of the Premier Shares of the Tax

Exempt Fund, 90.76% of the outstanding voting Shares of the Equity Fund, 66.89% of the outstanding voting Shares of the Regional Equity Fund, 95.13% of the outstanding voting Shares of the Bond Fund, 91.02% of the outstanding voting Shares of the Limited Maturity Fund, 87.63% of the outstanding voting Shares of the Balanced Fund, 2.09% of the outstanding voting Shares of the Government Income Fund, and 88.38% of the outstanding voting Shares of the Florida Fund. 59.83% of the outstanding voting Shares of the Premier Class of the Prime Obligations Fund. 72.76% of the outstanding voting Shares of the Premier Class of the U.S. Treasury Fund, 74.73% of the outstanding voting Shares of the Premier Class of the Tax Exempt Fund, 42.68% of the outstanding voting Shares of the Equity Fund, 39.72% of the outstanding voting Shares of the Regional Equity Fund, 82.55% of the Shares of the Bond Fund, 59.77% of the outstanding voting Shares of the Limited Maturity Fund, 51.42% of the outstanding voting Shares of the Balanced Fund, 2.096% of the outstanding voting Shares of the Government Income Fund, and 88.38% of the outstanding voting Shares of the Florida Fund were also owned beneficially by AmSouth because it possessed or shared investment or voting power with respect to such Shares. Under the 1940 Act, AmSouth may be deemed to be a controlling person of the Premier Class of the Prime Obligations Fund, the Premier Class of the AmSouth U.S. Treasury Fund, the Premier Class of the Tax Exempt Fund, the Equity Fund, the Regional Equity Fund, the Bond Fund, the Limited Maturity Fund, the Balanced Fund and the Florida Fund. The ultimate parent of AmSouth is AmSouth Bancorporation.

         As of November 16, 1996 National Financial Services Corporation, One World Financial Center, 200 Liberty Street, New York, New York 10281, was the Shareholder of record of 92.34% of the outstanding voting Shares of the Classic Shares of the Prime Obligations Fund, 87.45% of the outstanding voting Shares of the Classic Shares of the Tax Exempt Fund, and 25.45% of the Government Income Fund.

         The following table indicates each additional person known by the group to own beneficially 5% or more of the Shares of a Fund of the Trust as of November 16, 1996:

                    Prime Obligations Fund -- Classic Shares


                               Number of
Name and Address                Shares             Percentage
----------------                ------             ----------
Wayne Killian                6,062,258.90             5.72%
403 Cagnouster North
Shoal Creek, AL 35242


                      U.S. Treasury Fund -- Classic Shares

                              Number of
Name and Address               Shares             Percentage
----------------               ------             ----------
Association of Edison        702,190.39             5.28%
  Illumination
600 18th Street North
Birmingham, AL 35291


         The Prospectuses of the Funds and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

         The Prospectuses of the Funds and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses of the Funds and this Statement of Additional Information.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of AmSouth Mutual Funds

We have audited the accompanying statements of assets and liabilities of AmSouth Mutual Funds (comprising, respectively, Prime Obligations Fund, U.S. Treasury Fund, Tax-Exempt Fund, Bond Fund, Limited Maturity Fund, Government Income Fund, Florida Tax-Free Fund, Equity Fund, Regional Equity Fund and Balanced Fund), including the schedules of portfolio investments, as of July 31, 1996, and the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of AmSouth Mutual Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1996 by correspondence with the custodian and brokers or other auditing procedures where confirmations from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds comprising AmSouth Mutual Funds as of July 31, 1996, and the results of their operations and the changes in their net assets and the financial highlights for the periods referred to above in conformity with generally accepted accounting principles.

                                                         COOPERS & LYBRAND L.LP.

Columbus, Ohio
September 23, 1996

AMSOUTH MUTUAL FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 July 31, 1996
                (Amounts in Thousands, except Per Share Amounts)

                                                  PRIME      U.S.    TAX-
                                               OBLIGATIONS TREASURY EXEMPT
                                                  FUND       FUND    FUND
                                               ----------- -------- -------
ASSETS:
Investments, at amortized cost................  $550,508   $288,046 $60,387
Repurchase agreements, at cost................    53,872     92,610
                                                --------   -------- -------
                                                 604,380    380,656  60,387
Interest receivable...........................     2,019      1,455     525
Prepaid expenses and other assets.............        12          7       2
                                                --------   -------- -------
    Total Assets..............................   606,411    382,118  60,914
                                                --------   -------- -------
LIABILITIES:
Cash overdraft................................        14                  1
Dividends payable.............................     2,424      1,473     144
Accrued expenses and other payables:
  Investment advisory fees....................       205        130      11
  Administration fees.........................        26         17       3
  Shareholder servicing fees..................        10          1       1
  Accounting and transfer agent fees..........        55         20      12
  Other.......................................        60         52      15
                                                --------   -------- -------
    Total Liabilities.........................     2,794      1,693     187
                                                --------   -------- -------
NET ASSETS:
Capital.......................................   603,626    380,424  60,727
Accumulated undistributed net realized gains
 (losses) from investment transactions........        (9)         1      --
                                                --------   -------- -------
    Net Assets................................  $603,617   $380,425 $60,727
                                                ========   ======== =======
Net Assets
  Classic Shares..............................   125,075     12,263  17,116
  Premier Shares..............................   478,542    368,162  43,611
                                                --------   -------- -------
                                                 603,617    380,425  60,727
                                                ========   ======== =======
Outstanding units of beneficial interest
 (shares)
  Classic Shares..............................   125,081     12,262  17,116
  Premier Shares..............................   478,560    368,161  43,611
                                                --------   -------- -------
                                                 603,641    380,423  60,727
                                                ========   ======== =======
Net asset value--offering and redemption
  Classic Shares..............................  $   1.00   $   1.00 $  1.00
                                                ========   ======== =======
  Premier Shares..............................  $   1.00   $   1.00 $  1.00
                                                ========   ======== =======

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 July 31, 1996
                (Amounts in Thousands, except Per Share Amounts)

                                                                       FLORIDA
                                                  LIMITED   GOVERNMENT  TAX-
                                          BOND    MATURITY    INCOME    FREE
                                          FUND      FUND       FUND     FUND
                                        --------  --------  ---------- -------
ASSETS:
Investments, at value (Cost $130,877;
 $45,837; $15,971; and $47,077,
 respectively)........................  $129,980  $45,265    $15,724   $48,257
Interest and dividends receivable.....     2,802      748        144       637
Receivable for capital shares issued..         5       18         --        --
Prepaid expenses and other assets.....         2        2          2         1
                                        --------  -------    -------   -------
    Total Assets......................   132,789   46,033     15,870    48,895
                                        --------  -------    -------   -------
LIABILITIES:
Payable for capital shares redeemed...        --        1        104        --
Accrued expenses and other payables:
  Investment advisory fees............        40       14          3         9
  Administration fees.................         3        1         --         1
  Accounting and transfer agent fees..         3        4          3         2
  Other...............................         6        8          8        14
                                        --------  -------    -------   -------
    Total Liabilities.................        52       28        118        26
                                        --------  -------    -------   -------
NET ASSETS:
Capital...............................   133,287   47,893     16,591    47,495
Undistributed net investment income...       487      152         --       124
Net unrealized appreciation
 (depreciation) from investments......      (897)    (572)      (247)    1,180
Accumulated undistributed net realized
 gains (losses) from investment
 transactions.........................      (140)  (1,468)      (592)       70
                                        --------  -------    -------   -------
    Net Assets........................  $132,737  $46,005    $15,752   $48,869
                                        ========  =======    =======   =======
Outstanding units of beneficial
 interest (shares)....................    12,598    4,462      1,676     4,745
                                        ========  =======    =======   =======
Net asset value--redemption price per
 share................................  $  10.54  $ 10.31    $  9.40   $ 10.30
                                        ========  =======    =======   =======
Maximum Sales Charge..................      3.00%    3.00%      3.00%     3.00%
                                        --------  -------    -------   -------
Maximum Offering Price (100%/(100%-
 Maximum Sales Charge) of net asset
 value rounded to the nearest cent)
 per share............................  $  10.87  $ 10.63    $  9.69   $ 10.62
                                        ========  =======    =======   =======

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 July 31, 1996
                (Amounts in Thousands, except Per Share Amounts)

                                                              REGIONAL
                                                     EQUITY    EQUITY   BALANCED
                                                      FUND      FUND      FUND
                                                    --------  --------  --------
ASSETS:
Investments, at value (Cost $320,099; $75,423; and
 $302,295, respectively)..........................  $374,192  $93,564   $334,850
Interest and dividends receivable.................       817      107      3,735
Receivable for capital shares issued..............       247       18         87
Receivable from brokers for investments sold......         1       --         --
Prepaid expenses and other assets.................        11        2         16
                                                    --------  -------   --------
    Total Assets..................................   375,268   93,691    338,688
                                                    --------  -------   --------
LIABILITIES:
Payable for capital shares redeemed...............        21       43         53
Payable to brokers for investments purchased......       379
Accrued expenses and other payables:
  Investment advisory fees........................       181       45        162
  Administration fees.............................        10        2          9
  Accounting and transfer agent fees..............        21        5         14
  Other...........................................        34       12         25
                                                    --------  -------   --------
    Total Liabilities.............................       646      107        263
                                                    --------  -------   --------
NET ASSETS:
Capital...........................................   303,678   74,248    293,043
Undistributed net investment income...............       260       20        659
Net unrealized appreciation from investments......    54,093   18,141     32,555
Accumulated undistributed net realized gains from
 investment transactions..........................    16,591    1,175     12,168
                                                    --------  -------   --------
    Net Assets....................................  $374,622  $93,584   $338,425
                                                    ========  =======   ========
Outstanding units of beneficial interest (shares).    21,256    4,467     25,965
                                                    ========  =======   ========
Net asset value--redemption price per share.......  $  17.62  $ 20.95   $  13.03
                                                    ========  =======   ========
Maximum Sales Charge..............................      4.50%    4.50%      4.50%
                                                    --------  -------   --------
Maximum Offering Price (100%/(100%-Maximum Sales
 Charge) of net asset value rounded to the nearest
 cent) per share..................................  $  18.45  $ 21.94   $  13.64
                                                    ========  =======   ========

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                            STATEMENTS OF OPERATIONS
                        For the Year Ended July 31, 1996
                             (Amounts in Thousands)

                                                       PRIME      U.S.     TAX
                                                    OBLIGATIONS TREASURY  EXEMPT
                                                       FUND       FUND     FUND
                                                    ----------- --------  ------
INVESTMENT INCOME:
Interest income....................................   $35,026   $21,946   $2,434
                                                      -------   -------   ------
  Total Income.....................................    35,026    21,946    2,434
                                                      -------   -------   ------
EXPENSES:
Investment advisory fees...........................     2,460     1,589      267
Administration fees................................     1,230       794      133
Shareholder servicing fees (Classic Shares)........       105        11       12
Custodian and accounting fees......................       308       209       34
Legal and audit fees...............................        99        59       12
Trustees' fees and expenses........................        23        13        2
Transfer agent fees................................       169        95       32
Registration and filing fees.......................        24        20        9
Printing fees......................................        38        24        4
Other..............................................        18        10        1
                                                      -------   -------   ------
  Total Expenses...................................     4,474     2,824      506
Expenses voluntarily reduced.......................       (63)       (7)    (140)
                                                      -------   -------   ------
  Net Expenses.....................................     4,411     2,817      366
                                                      -------   -------   ------
Net Investment Income..............................    30,615    19,129    2,068
                                                      -------   -------   ------
Change in net assets resulting from operations.....   $30,615   $19,129   $2,068
                                                      =======   =======   ======


                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                            STATEMENTS OF OPERATIONS
                        For the Year Ended July 31, 1996
                             (Amounts in Thousands)

                                                    LIMITED  GOVERNMENT FLORIDA
                                            BOND    MATURITY   INCOME   TAX-FREE
                                            FUND      FUND      FUND      FUND
                                           -------  -------- ---------- --------
INVESTMENT INCOME:
Interest income..........................  $ 7,522   $3,652    $1,312    $2,404
                                           -------   ------    ------    ------
  Total Income...........................    7,522    3,652     1,312     2,404
                                           -------   ------    ------    ------
EXPENSES:
Investment advisory fees.................      712      380       114       318
Administration fees......................      219      117        35        98
Custodian and accounting fees............       57       31        14        32
Legal and audit fees.....................       14        9         3         8
Trustees' fees and expenses..............        4        2         1         2
Transfer agent fees......................       38       25        18        19
Registration and filing fees.............       12        9         6        13
Printing fees............................       12        5         1        13
Other....................................        2        2         1         4
                                           -------   ------    ------    ------
  Total Expenses.........................    1,070      580       193       507
Expenses voluntarily reduced by
 investment advisor and administrator....     (253)    (134)      (79)     (220)
                                           -------   ------    ------    ------
  Net Expenses...........................      817      446       114       287
                                           -------   ------    ------    ------
Net Investment Income....................    6,705    3,206     1,198     2,117
                                           -------   ------    ------    ------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
 INVESTMENTS:
Net realized gains (losses) from
 investment transactions.................     (140)    (229)     (352)       97
Change in unrealized depreciation from
 investments.............................   (2,348)    (275)       (9)     (169)
                                           -------   ------    ------    ------
Net realized/unrealized gains from
 investments.............................   (2,488)    (504)     (361)      (72)
                                           -------   ------    ------    ------
Change in net assets resulting from
 operations..............................  $ 4,217   $2,702    $  837    $2,045
                                           =======   ======    ======    ======

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                            STATEMENTS OF OPERATIONS
                        For the Year Ended July 31, 1996
                             (Amounts in Thousands)

                                                              REGIONAL
                                                     EQUITY    EQUITY  BALANCED
                                                      FUND      FUND     FUND
                                                     -------  -------- --------
INVESTMENT INCOME:
Interest income..................................... $ 1,532   $  387  $10,340
Dividend income.....................................   8,258    1,583    4,562
                                                     -------   ------  -------
  Total Income......................................   9,790    1,970   14,902
                                                     -------   ------  -------
EXPENSES:
Investment advisory fees............................   2,707      671    2,598
Administration fees.................................     715      167      650
Custodian and accounting fees.......................     163       41      159
Legal and audit fees................................      39       11       42
Trustees' fees and expenses.........................      10        2        9
Transfer agent fees.................................      98       42       94
Registration and filing fees........................      21        8       23
Printing fees.......................................      20        4       19
Other...............................................       7        2        8
                                                     -------   ------  -------
  Total Expenses....................................   3,780      948    3,602
Expenses voluntarily reduced by investment advisor
 and administrator..................................    (309)     (68)    (429)
                                                     -------   ------  -------
  Net Expenses......................................   3,471      880    3,173
                                                     -------   ------  -------
Net Investment Income...............................   6,319    1,090   11,729
                                                     -------   ------  -------
REALIZED/UNREALIZED GAINS FROM INVESTMENTS:
Net realized gains from investment transactions.....  20,434    1,891   14,292
Change in unrealized appreciation (depreciation)
 from investments...................................   6,857    6,486     (568)
                                                     -------   ------  -------
Net realized/unrealized gains from investments......  27,291    8,377   13,724
                                                     -------   ------  -------
Change in net assets resulting from operations...... $33,610   $9,467  $25,453
                                                     =======   ======  =======

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS
                            (Amounts in Thousands)

                         PRIME OBLIGATIONS FUND     U.S. TREASURY FUND       TAX EXEMPT FUND
                         ------------------------  ----------------------  --------------------
                            YEAR         YEAR         YEAR        YEAR       YEAR       YEAR
                            ENDED        ENDED        ENDED       ENDED      ENDED      ENDED
                          JULY 31,     JULY 31,     JULY 31,    JULY 31,   JULY 31,   JULY 31,
                            1996         1995         1996        1995       1996       1995
                         -----------  -----------  -----------  ---------  ---------  ---------
FROM INVESTMENT
 ACTIVITIES:
OPERATIONS:
  Net investment income. $    30,615  $    27,510  $    19,129  $  14,989  $   2,068  $   1,972
  Net realized gains
   from investment
   transactions.........          --           --           --          1         --         --
                         -----------  -----------  -----------  ---------  ---------  ---------
Change in net assets
 resulting from
 operations.............      30,615       27,510       19,129     14,990      2,068      1,972
                         -----------  -----------  -----------  ---------  ---------  ---------
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment
   income:
  Classic Shares (a)....      (1,925)          --         (204)        --       (140)        --
  Premier Shares (a)....     (28,690)     (27,510)     (18,925)   (14,989)    (1,928)    (1,972)
                         -----------  -----------  -----------  ---------  ---------  ---------
Change in net assets
 from shareholder
 distributions..........     (30,615)     (27,510)     (19,129)   (14,989)    (2,068)    (1,972)
                         -----------  -----------  -----------  ---------  ---------  ---------
CAPITAL TRANSACTIONS:
  Proceeds from shares
   issued...............   1,554,362    1,597,046    1,097,998    900,697    138,969     99,365
  Dividends reinvested..       7,423        5,036        1,973      2,103        531        311
  Cost of shares
   redeemed.............  (1,575,841)  (1,561,740)  (1,042,485)  (880,465)  (136,413)  (102,959)
                         -----------  -----------  -----------  ---------  ---------  ---------
Change in net assets
 from share
 transactions...........     (14,056)      40,342       57,486     22,335      3,087     (3,283)
                         -----------  -----------  -----------  ---------  ---------  ---------
Change in net assets....     (14,056)      40,342       57,486     22,336      3,087     (3,283)
NET ASSETS:
  Beginning of period...     617,673      577,331      322,939    300,603     57,640     60,923
                         -----------  -----------  -----------  ---------  ---------  ---------
  End of period......... $   603,617  $   617,673  $   380,425  $ 322,939  $  60,727  $  57,640
                         ===========  ===========  ===========  =========  =========  =========
SHARE TRANSACTIONS:
  Issued................   1,554,362    1,597,046    1,097,998    900,697    138,969     99,365
  Reinvested............       7,423        5,036        1,973      2,103        531        311
  Redeemed..............  (1,575,841)  (1,561,740)  (1,042,485)  (880,465)  (136,413)  (102,959)
                         -----------  -----------  -----------  ---------  ---------  ---------
Change in shares........     (14,056)      40,342       57,486     22,335      3,087     (3,283)
                         ===========  ===========  ===========  =========  =========  =========

--------
(a) Effective April 1, 1996 the Funds' existing shares, which were previously unclassified, were designated Premier Shares and the Fund commenced offering Classic Shares.

                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (Amounts in Thousands)

                                           BOND FUND       LIMITED MATURITY FUND
                                     --------------------- ---------------------
                                     YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED
                                      JULY 31,   JULY 31,   JULY 31,   JULY 31,
                                        1996       1995       1996       1995
                                     ---------- ---------- ---------- ----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income............   $  6,705   $  6,115   $  3,206   $  2,888
  Net realized gains (losses) from
   investment transactions.........       (140)       993       (229)      (730)
  Net change in unrealized
   appreciation (depreciation) from
   investments.....................     (2,348)     2,305       (275)     1,456
                                      --------   --------   --------   --------
Change in net assets resulting from
 operations........................      4,217      9,413      2,702      3,614
                                      --------   --------   --------   --------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income.......     (6,517)    (6,084)    (3,206)    (2,844)
  In excess of net investment
   income..........................         --         --        (63)        --
  From net realized gains from
   investment transactions.........         --       (328)        --         --
  In excess of net realized gains
   from investment transactions....     (1,025)        --         --         --
                                      --------   --------   --------   --------
Change in net assets from
 shareholder distributions.........     (7,542)    (6,412)    (3,269)    (2,844)
                                      --------   --------   --------   --------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued......     57,993     38,646     16,713     23,917
  Dividends reinvested.............      5,036      3,257      1,563        894
  Cost of shares redeemed..........    (21,638)   (29,705)   (31,502)   (17,443)
                                      --------   --------   --------   --------
Change in net assets from share
 transactions......................     41,391     12,198    (13,226)     7,368
                                      --------   --------   --------   --------
Change in net assets...............     38,066     15,199    (13,793)     8,138
NET ASSETS:
  Beginning of period..............     94,671     79,472     59,798     51,660
                                      --------   --------   --------   --------
  End of period....................   $132,737   $ 94,671   $ 46,005   $ 59,798
                                      ========   ========   ========   ========
SHARE TRANSACTIONS:
  Issued...........................      5,396      3,719      1,602      2,327
  Reinvested.......................        467        314        150         88
  Redeemed.........................     (2,005)    (2,800)    (3,036)    (1,718)
                                      --------   --------   --------   --------
Change in shares...................      3,858      1,233     (1,284)       697
                                      ========   ========   ========   ========

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (Amounts in Thousands)

                           GOVERNMENT INCOME FUND         FLORIDA TAX-FREE FUND
                           --------------------------    ------------------------
                                                                    SEPTEMBER 30,
                           YEAR ENDED     YEAR ENDED     YEAR ENDED    1994 TO
                            JULY 31,       JULY 31,       JULY 31,    JULY 31,
                              1996           1995           1996       1995(a)
                           -----------    -----------    ---------- -------------
FROM INVESTMENT
 ACTIVITIES:
OPERATIONS:
  Net investment income...  $     1,198    $     1,069    $ 2,117      $ 1,511
  Net realized gains
   (losses) from
   investment
   transactions...........         (352)          (217)        97           (7)
  Net change in unrealized
   appreciation
   (depreciation) from
   investments............           (9)           354       (169)       1,350
                            -----------    -----------    -------      -------
Change in net assets
 resulting from
 operations...............          837          1,206      2,045        2,854
                            -----------    -----------    -------      -------
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment
   income.................       (1,089)          (967)    (2,107)      (1,397)
  From net realized gains
   from investment
   transactions...........           --             --        (20)          --
  Tax return of capital...          (10)          (135)        --           --
                            -----------    -----------    -------      -------
Change in net assets from
 shareholder
 distributions............       (1,099)        (1,102)    (2,127)      (1,397)
                            -----------    -----------    -------      -------
CAPITAL TRANSACTIONS:
  Proceeds from shares
   issued.................        5,601          6,654     10,538       53,611
  Dividends reinvested....          574            723        134           40
  Cost of shares redeemed.       (6,840)        (6,267)   (10,054)      (6,775)
                            -----------    -----------    -------      -------
Change in net assets from
 share transactions.......         (665)         1,110        618       46,876
                            -----------    -----------    -------      -------
Change in net assets......         (927)         1,214        536       48,333
NET ASSETS:
  Beginning of period.....       16,679         15,465     48,333           --
                            -----------    -----------    -------      -------
  End of period...........      $15,752        $16,679    $48,869      $48,333
                            ===========    ===========    =======      =======
SHARE TRANSACTIONS:
  Issued..................          584            711      1,023        5,353
  Reinvested..............           60             78         13            4
  Redeemed................         (715)          (672)      (974)        (674)
                            -----------    -----------    -------      -------
Change in shares..........          (71)           117         62        4,683
                            ===========    ===========    =======      =======

--------
(a) Period from commencement of operations.

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (Amounts in Thousands)

                              EQUITY FUND      REGIONAL EQUITY FUND      BALANCED FUND
                         --------------------- --------------------- ---------------------
                         YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED
                          JULY 31,   JULY 31,   JULY 31,   JULY 31,   JULY 31,   JULY 31,
                            1996       1995       1996       1995       1996       1995
                         ---------- ---------- ---------- ---------- ---------- ----------
FROM INVESTMENT
 ACTIVITIES:
OPERATIONS:
  Net investment income.  $  6,319   $  4,996   $ 1,090    $   809    $ 11,729   $ 10,098
  Net realized gains
   from investment
   transactions.........    20,434     11,383     1,891        904      14,292      8,851
  Net change in
   unrealized
   appreciation
   (depreciation)
   from investments.....     6,857     26,642     6,486      7,072        (568)    19,475
                          --------   --------   -------    -------    --------   --------
Change in net assets
 resulting from
 operations.............    33,610     43,021     9,467      8,785      25,453     38,424
                          --------   --------   -------    -------    --------   --------
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment
   income...............    (6,319)    (4,796)   (1,069)      (808)    (11,648)    (9,889)
  In excess of net
   investment income....        (7)        --        --         --          --         --
  From net realized
   gains from investment
   transactions.........   (10,800)    (6,679)     (755)        --      (7,455)    (6,217)
                          --------   --------   -------    -------    --------   --------
Change in net assets
 from shareholder
 distributions..........   (17,126)   (11,475)   (1,824)      (808)    (19,103)   (16,106)
                          --------   --------   -------    -------    --------   --------
CAPITAL TRANSACTIONS:
  Proceeds from shares
   issued...............   140,796     75,477    26,244     16,875      93,191     69,297
  Dividends reinvested..    10,225      6,461     1,130        454      14,962     10,838
  Cost of shares
   redeemed.............   (68,640)   (43,338)   (9,934)   (11,549)    (71,587)   (43,250)
                          --------   --------   -------    -------    --------   --------
Change in net assets
 from share
 transactions...........    82,381     38,600    17,440      5,780      36,566     36,885
                          --------   --------   -------    -------    --------   --------
Change in net assets....    98,865     70,146    25,083     13,757      42,916     59,203
NET ASSETS:
  Beginning of period...   275,757    205,611    68,501     54,744     295,509    236,306
                          --------   --------   -------    -------    --------   --------
  End of period.........  $374,622   $275,757   $93,584    $68,501    $338,425   $295,509
                          ========   ========   =======    =======    ========   ========
SHARE TRANSACTIONS:
  Issued................     8,082      4,997     1,277        970       7,104      5,839
  Reinvested............       597        450        55         26       1,148        939
  Redeemed..............    (3,888)    (2,851)     (482)      (662)     (5,449)    (3,630)
                          --------   --------   -------    -------    --------   --------
Change in shares........     4,791      2,596       850        334       2,803      3,148
                          ========   ========   =======    =======    ========   ========

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS
PRIME OBLIGATIONS FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 July 31, 1996
                             (Amounts in Thousands)

 PRINCIPAL                          SECURITY                           AMORTIZED
  AMOUNT                          DESCRIPTION                            COST
 --------- ---------------------------------------------------------   ---------
 CERTIFICATES OF DEPOSIT (1.7%):
 Euro Certificate of Deposits (1.7%):
  $10,000  Bank of Tokyo, Mitsubishi, Ltd., 5.62%, 10/30/96            $ 10,000
                                                                       --------
  Total Certificates of Deposit                                          10,000
                                                                       --------
 COMMERCIAL PAPER (64.5%):
 Asset Backed (8.4%):
    1,000  Cooper River Funding, Inc., 5.40%, 8/23/96...............        997
   10,000  Greenwich Funding Corp., 5.34%, 9/3/96...................      9,951
   10,000  Greenwich Funding Corp., 5.37%, 9/4/96...................      9,949
    9,730  Redwood Receivables Corp., 5.37%, 8/28/96................      9,691
    5,000  Sigma Finance Inc., 5.38%, 8/9/96........................      4,994
    1,100  Sigma Finance Inc., 5.43%, 9/16/96.......................      1,092
    9,000  Sigma Finance Inc., 5.45%, 10/8/96.......................      8,907
    5,000  Sigma Finance Inc., 5.45%, 10/15/96......................      4,943
                                                                       --------
                                                                         50,524
                                                                       --------
 Automotive (11.0%):
   10,000  Daimler-Benz North America Corp., 5.38%, 9/10/96.........      9,940
   10,000  Daimler-Benz North America Corp., 5.39%, 9/10/96.........      9,940
   10,000  Ford Motor Credit Co., 5.45%, 10/9/96....................      9,896
   15,000  General Motors Acceptance Corp., 5.45%, 9/6/96...........     14,918
    5,000  General Motors Acceptance Corp., 5.35%, 12/13/96.........      4,900
    5,000  Mitsubishi Motors Credit of America, Inc., 5.45%, 8/5/96.      4,997
   10,000  Mitsubishi Motors Credit of America, Inc., 5.50%,
            10/17/96................................................      9,882
    1,750  Toyota Motor Credit Corp., 5.38%, 9/4/96.................      1,741
                                                                       --------
                                                                         66,214
                                                                       --------
 Beverages (1.6%):
   10,000  The Coca-Cola Co., 5.45%, 10/4/96........................      9,903
                                                                       --------
 Chemicals (2.5%):
   10,000  Engelhard Corp., 5.43%, 10/16/96.........................      9,885
    5,000  Monsanto Co., 5.40%, 10/16/96............................      4,943
                                                                       --------
                                                                         14,828
                                                                       --------

 PRINCIPAL                          SECURITY                           AMORTIZED
  AMOUNT                          DESCRIPTION                            COST
 --------- ---------------------------------------------------------   ---------
 COMMERCIAL PAPER, CONTINUED:
 Domestic Banking (0.8%):
  $5,000   Banc One Corp., 5.35%, 8/23/96...........................   $  4,984
                                                                       --------
 Financial Services (10.3%):
   5,000   General Electric Capital Corp., 5.55%, 3/25/97...........      4,818
  10,000   Island Finance Puerto Rico, Inc., 5.40%, 9/17/96.........      9,930
  10,000   Island Finance Puerto Rico, Inc., 5.48%, 10/9/96.........      9,895
  13,000   Norwest Corp., 5.44%, 10/11/96...........................     12,861
  10,000   Pemex Capital, Inc., 5.45%, 10/10/96.....................      9,894
  15,000   Queensland Treasury Corp., 5.49%, 10/7/96................     14,847
                                                                       --------
                                                                         62,245
                                                                       --------
 Foreign Banking (4.3%):
  11,000   ABN-Amro North America Finance Corp., 4.95%, 8/22/96.....     10,968
   5,000   Abbey National N. A., 5.05%, 3/3/97......................      4,988
  10,000   Toronto Dominion Holdings, 5.40%, 10/8/96................      9,898
                                                                       --------
                                                                         25,854
                                                                       --------
 Governments (Foreign) (3.2%):
  10,000   Canadian Wheat Board, 5.35%, 9/13/96.....................      9,936
  10,000   Province of British Columbia, 5.32%, 10/3/96.............      9,907
                                                                       --------
                                                                         19,843
                                                                       --------
 Health Care (2.1%):
  10,000   Glaxo-Wellcome, PLC, 5.30%, 8/13/96......................      9,982
   3,000   Glaxo-Wellcome, PLC, 5.37%, 9/16/96......................      2,979
                                                                       --------
                                                                         12,961
                                                                       --------
 Industrial Goods & Services (4.2%):
   8,250   Cargill, Inc., 5.36%, 9/24/96............................      8,184
  10,000   Cargill, Inc., 5.43%, 10/10/96...........................      9,894
   7,000   North Hill Finance, 5.32%, 8/6/96........................      6,995
                                                                       --------
                                                                         25,073
                                                                       --------
 Insurance (2.6%):
   5,000   Great West Life & Annuity Insurance Co., 5.37%, 8/9/96...      4,994
   5,000   Great West Life & Annuity Insurance Co., 5.33%, 9/6/96...      4,973
   6,000   Internationale Nederlanden U.S. Insurance Holdings, Inc.,
            5.28%, 8/21/96..........................................      5,982
                                                                       --------
                                                                         15,949
                                                                       --------

                                   Continued

AMSOUTH MUTUAL FUNDS
PRIME OBLIGATIONS FUND

                 SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 July 31, 1996
                            (Amounts in Thousands)

 PRINCIPAL                          SECURITY                           AMORTIZED
  AMOUNT                           DESCRIPTION                           COST
 --------- ----------------------------------------------------------  ---------
 COMMERCIAL PAPER, CONTINUED:
 Leasing (3.3%):
  $ 5,000  Hitachi Credit America Corp., 5.45%, 9/27/96..............  $  4,957
    5,000  Hitachi Credit America Corp., 5.47%, 11/14/96.............     4,920
   10,000  International Lease Finance, 5.40%, 10/17/96..............     9,885
                                                                       --------
                                                                         19,762
                                                                       --------
 Manufacturing--Miscellaneous (1.3%):
    5,000  Mitsubishi International Corp., 5.33%, 8/30/96............     4,979
    2,625  Mitsubishi International Corp., 5.40%, 8/30/96............     2,613
                                                                       --------
                                                                          7,592
                                                                       --------
 Security Brokers & Dealers (7.9%):
   10,000  Bear Stearns & Co., Inc., 5.34%, 10/1/96..................     9,910
   10,000  C.S. First Boston, 5.49%, 4/1/97*.........................    10,000
   10,000  Goldman Sachs Group, LP, 5.32%, 9/4/96....................     9,950
    5,000  Merrill Lynch & Co., Inc., 5.28%, 8/15/96.................     4,990
    3,000  Merrill Lynch & Co., Inc., 5.40%, 9/3/96..................     2,985
   10,000  Merrill Lynch & Co., Inc., 5.49%, 1/15/97*................    10,000
                                                                       --------
                                                                         47,835
                                                                       --------
 Telecommunications Equipment (0.8%):
    5,000  Lucent Technologies, 5.34%, 9/23/96.......................     4,961
                                                                       --------
 Telecommunications (0.2%):
    1,000  AT&T Corp., 5.40%, 8/27/96................................       996
                                                                       --------
 Total Commercial Paper                                                 389,524
                                                                       --------
 CORPORATE BONDS (2.7%):
 Banking--Domestic (0.8%):
    5,000  First Chicago NBD Corp., 7.88%, 1/21/97...................     5,046
                                                                       --------
 Financial Services (1.7%):
    4,245  American General Finance Corp., 6.63%, 6/1/97.............     4,258
    2,000  Paccar Financial Corp., 5.43%, 6/2/97.....................     1,989
    3,000  American General Finance, 5.80%, 4/1/97...................     3,008
                                                                       --------
                                                                          6,247
                                                                       --------

 PRINCIPAL                          SECURITY                           AMORTIZED
  AMOUNT                           DESCRIPTION                           COST
 --------- ----------------------------------------------------------  ---------
 CORPORATE BONDS, CONTINUED:
 Utility--Electric (0.3%):
  $ 2,000  Portland General Electric Co., 6.76%, 1/15/97.............  $  2,007
                                                                       --------
  Total Corporate Bonds                                                  16,308
                                                                       --------
 GUARANTEED INSURANCE CONTRACTS (4.1%):
   12,500  Commonwealth Life Insurance Co., 5.73%, 8/1/19* (b).......    12,500
   12,500  Peoples Security Life, 5.68%, 8/1/19* (b).................    12,500
                                                                       --------
  Total Guaranteed Insurance Contracts                                   25,000
                                                                       --------
 MEDIUM TERM NOTES (14.7%):
 Automotive (2.9%):
    2,600  Ford Motor Credit Corp., 7.88%, 10/15/96..................     2,611
    5,100  Toyota Motor Credit Co., 6.88%, 10/15/96..................     5,116
   10,000  Toyota Motor Credit Co., 5.00%, 2/26/97...................     9,993
                                                                       --------
                                                                         17,720
                                                                       --------
 Banking (4.9%):
    4,155  Bankers Trust, 7.25%, 11/1/96.............................     4,175
   15,000  Comerica Bank of Detroit, 5.40%, 9/18/96*.................    14,999
    5,000  PNC Bank, N.A., 5.42%, 1/6/97*............................     4,999
      975  Security Pacific Corp., 8.49%, 12/27/96...................       999
    4,000  Wachovia Bank, 6.20%, 8/5/96..............................     4,000
                                                                       --------
                                                                         29,172
                                                                       --------
 Farm Equipment (0.3%):
    2,000  John Deere Capital Corp., 4.63%, 9/2/96...................     1,999
                                                                       --------
 Financial Services (4.9%):
   10,000  General Electric Capital Corp., 5.49%, 8/1/96*............    10,000
    4,300  General Electric Capital Corp., 7.85%, 2/1/97.............     4,353
    5,000  Norwest Financial Inc., 4.97%, 10/29/96...................     4,992
   10,300  Norwest Corp., 7.88%, 1/30/97.............................    10,399
                                                                       --------
                                                                         29,744
                                                                       --------
 Insurance (0.9%):
    5,000  ITT Hartford, 7.25%, 12/1/96..............................     5,030
                                                                       --------
 Leasing (0.8%):
    5,000  International Lease Finance, 5.88%, 2/1/97................     5,013
                                                                       --------
  Total Medium Term Notes                                                89,678
                                                                       --------

                                   Continued

AMSOUTH MUTUAL FUNDS
PRIME OBLIGATIONS FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 July 31, 1996
                             (Amounts in Thousands)

PRINCIPAL                SECURITY                AMORTIZED
 AMOUNT                 DESCRIPTION                COST
---------  ------------------------------------- ---------
MUNICIPAL BONDS (1.7%):
New York (1.7%):
 $10,000   New York City, 5.34%, 8/20/96, FGIC*. $ 10,000
                                                 --------
 Total Municipal Bonds                             10,000
                                                 --------
U.S. GOVERNMENT AGENCIES (1.8%):
  11,000   Federal National Mortgage Assoc.,
            5.30%, 10/18/96*....................   10,998
                                                 --------
 Total U.S. Government Agencies                    10,998
                                                 --------
 Total Investments                                550,508
                                                 --------

PRINCIPAL                SECURITY                AMORTIZED
 AMOUNT                 DESCRIPTION                COST
---------  ------------------------------------- ---------


 REPURCHASE AGREEMENTS (8.9%):
  54,443   First Boston Corp., 5.75%, 8/1/96;
            (Collateralized by 57,355
            U.S. Government Agency Securities,
            5.29%-5.51%, 8/5/96-11/4/96,
            market value--$56,564)...............$ 53,872
                                                 --------
  Total Repurchase Agreements                      53,872
                                                 --------
  Total (Cost--$604,380)(a)                      $604,380
                                                 ========

-------
Percentages indicated are based on net assets of $603,617.
(a) Cost and value for federal income tax and financial reporting purposes are the same.
 * Variable rate securities having liquidity sources through bank letters of credit or other credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rates reflected on the Schedule of Portfolio Investments is the rate in effect at July 31, 1996.
(b) Put and demand features exist allowing the Fund to require the repurchase of the instrument quarterly.
FGIC--Insured by Financial Guaranty Insurance Corp.

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS
U.S. TREASURY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 July 31, 1996
                             (Amounts in Thousands)

 PRINCIPAL                          SECURITY                           AMORTIZED
  AMOUNT                          DESCRIPTION                            COST
 --------- ---------------------------------------------------------   ---------
 U.S. TREASURY BILLS (57.0%):
  $25,000  4.99%, 8/1/96............................................   $ 25,000
    5,000  5.04%, 8/8/96............................................      4,995
   25,000  5.14%, 8/15/96...........................................     24,951
    5,000  5.08%, 8/22/96...........................................      4,986
   10,000  5.13%, 9/5/96............................................      9,951
   25,000  5.11%, 9/12/96...........................................     24,851
   10,000  5.11%, 9/19/96...........................................      9,930
   20,000  5.18%, 10/3/96...........................................     19,822
    5,000  5.18%, 10/10/96..........................................      4,950
   25,000  5.19%, 10/17/96..........................................     24,725
   20,000  5.14%, 10/31/96..........................................     19,740
   10,000  5.07%, 11/14/96..........................................      9,858
    5,000  5.11%, 11/14/96..........................................      4,929
    5,000  5.33%, 12/5/96...........................................      4,909
    6,000  4.65%, 12/12/96..........................................      5,899
    6,000  4.90%, 1/9/97............................................      5,875
    6,000  5.48%, 5/29/97...........................................      5,725
    6,000  5.54%, 6/26/97...........................................      5,701
                                                                       --------
  Total U.S. Treasury Bills                                             216,797
                                                                       --------
 U.S. TREASURY NOTES (18.7%):
   20,000  6.25%, 8/31/96...........................................     20,010
    5,000  6.50%, 9/30/96...........................................      5,006
    6,000  8.00%, 10/15/96..........................................      6,033

 PRINCIPAL                         SECURITY                           AMORTIZED
  AMOUNT                          DESCRIPTION                           COST
 --------- --------------------------------------------------------   ---------
 U.S. TREASURY NOTES, CONTINUED :
  $ 6,000  4.38%, 11/15/96.........................................   $  5,988
    6,000  7.25%, 11/15/96.........................................      6,034
    5,000  7.50%, 1/31/97..........................................      5,045
    6,000  4.75%, 2/15/97..........................................      5,997
    6,000  6.88%, 2/28/97..........................................      6,053
    5,000  6.88%, 3/31/97..........................................      5,045
    6,000  6.50%, 4/30/97..........................................      6,038
                                                                      --------
  Total U.S. Treasury Notes                                             71,249
                                                                      --------
  Total Investments                                                    288,046
                                                                      --------
 REPURCHASE AGREEMENTS (24.3%):
   46,305  First Boston Corp., 5.60%, 8/1/96, (Collateralized by
            46,685 U.S. Treasury Notes, 7.50%, 12/31/96, market
            value - $47,345).......................................     46,305
   46,305  Merrill Lynch & Co., 5.60%, 8/1/96, (Collateralized by
            35,794 U.S. Treasury Bonds, 10.75%-12.38%, 5/15/03-
            5/15/04, market value-- $47,232).......................     46,305
                                                                      --------
  Total Repurchase Agreements                                           92,610
                                                                      --------
  Total (Cost--$380,656)(a)                                           $380,656
                                                                      ========

--------
Percentages indicated are based on net assets of $380,425.
(a) Cost and value for federal income tax and financial reporting purposes are the same.

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS
TAX EXEMPT FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 July 31, 1996
                             (Amounts in Thousands)

  SHARES
    OR
 PRINCIPAL                         SECURITY                           AMORTIZED
  AMOUNT                          DESCRIPTION                           COST
 --------- --------------------------------------------------------   ---------
 ANTICIPATION NOTES (17.3%):
 Alabama (0.5%):
  $  325   Mobile, Water & Sewer Revenue Bonds, 4.00%, 1/1/97,
            FGIC...................................................    $   326
                                                                       -------
 Colorado (2.5%):
   1,500   Colorado General Fund Tax, RANs, 4.50%, 6/27/97.........      1,509
                                                                       -------
 Connecticut (0.5%):
     305   Connecticut State Development, 3.75%, 12/15/96..........        305
                                                                       -------
 Georgia (0.7%):
     425   Dekalb, GO, 3.45%, 10/1/96..............................        425
                                                                       -------
 Hawaii (0.7%):
     500   Hawaii State, GO, 3.40%, 11/1/96........................        499
                                                                       -------
 Illinois (2.5%):
     500   Du Page County, 6.80%, 1/1/97...........................        516
   1,000   Illinois School District, 6.30%, 1/1/97, FGIC...........      1,011
                                                                       -------
                                                                         1,527
                                                                       -------
 Massachusetts (0.4%):
     250   Massachusetts State, GO, 7.13%, 10/1/05, Pre-refunded on
            10/1/96 @102...........................................        257
                                                                       -------
 Minnesota (1.2%):
     705   Minneapolis & St. Paul Housing Authority, 3.85%,
            8/15/96, CGIC..........................................        705
                                                                       -------
 Missouri (0.6%):
     340   University of Missouri, 9.50%, 11/9/09, Pre-refunded on
            11/1/96 @103...........................................        355
                                                                       -------
 New Jersey (0.2%):
     100   Union County, 6.00%, 8/1/96.............................        100
                                                                       -------
 Oregon (0.6%):
     330   Oregon State, 12.54%, 9/1/07**..........................        339
                                                                       -------
 Tennessee (3.6%):
   1,600   Tennessee State School Board Authority Higher Education,
            Bonds Anticipation Notes, Series B, 3.55%, 3/1/98, LOC:
            Swiss Bank*............................................      1,600
     600   Tennessee State School Board Authority Higher
            Educational Facilities, Bond Anticipation Notes, 3.55%,
            3/1/98, LOC: Swiss Bank*...............................        600
                                                                       -------
                                                                         2,200
                                                                       -------
 Texas (3.3%):
     465   Lubbock, GO, 6.30%, 2/15/97.............................        472
   1,500   Texas State Tax & Revenue, Series A, 4.75%, 8/30/96.....      1,501
                                                                       -------
                                                                         1,973
                                                                       -------
  Total Anticipation Notes                                              10,520
                                                                       -------

                                   Continued

AMSOUTH MUTUAL FUNDS
TAX EXEMPT FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 July 31, 1996
                             (Amounts in Thousands)

  SHARES
    OR
 PRINCIPAL                         SECURITY                           AMORTIZED
  AMOUNT                          DESCRIPTION                           COST
 --------- --------------------------------------------------------   ---------
 DEMAND NOTES (39.9%):
 Alabama (14.2%):
  $  150   Arab Revenue Bonds, 3.75%, 8/1/00, LOC: Bank of Tokyo*..    $   150
   2,000   City of Birmingham, GO, 3.62%, 5/1/19, LOC: First
            Alabama Bank*..........................................      2,000
   1,000   Columbia Industrial Development Board, 3.60%, 10/1/22,
            LOC: Alabama Power*....................................      1,000
   2,000   Mobile, Industrial Development Board, PCR, Series B,
            3.70%, 8/1/17*.........................................      2,000
   1,800   North Alabama Environmental Improvement Authority, PCR,
            3.65%, 12/1/00*........................................      1,800
   1,665   Stevenson, Industrial Development Board, Environmental
            Improvement Revenue Refunding, Series 1986, 3.65%,
            11/1/16, LOC: Credit Suisse*...........................      1,665
                                                                       -------
                                                                         8,615
                                                                       -------
 California (0.8%):
     500   La Regional Airport Improvement Corp., 3.65%, 12/1/24*..        500
                                                                       -------
 Colorado (0.3%):
     200   Adams County, Individual Development Revenue, 3.65%,
            12/1/15, LOC: Barclays Bank*...........................        200
                                                                       -------
 Delaware (0.3%):
     200   Wilmington, Franciscan Health System, Series 1986B,
            3.65%, 7/1/11, LOC: Toronto Dominion*..................        200
                                                                       -------
 Georgia (3.4%):
   1,100   Cobb County Housing Authority, MFH Revenue, 3.65%,
            6/1/23 LOC: Societe Generale*..........................      1,100
     500   Savannah, Downtown Development Authority, 3.65%, 9/1/97,
            LOC: National West*....................................        500
     350   Savannah, Downtown Development Authority, 3.65%, 9/1/98,
            LOC: National West*....................................        350
     100   Turner County Development Authority, Industrial
            Development Revenue, Coats & Clark, Inc., 3.65%,
            10/1/98, LOC: Wachovia Bank*...........................        100
                                                                       -------
                                                                         2,050
                                                                       -------
 Illinois (2.4%):
     965   Health Facility Revenue, Franciscan Nuns, 3.65%,
            5/15/19*...............................................        965
     500   O'Hare International Airport, 3.60%, 1/1/15*............        500
                                                                       -------
                                                                         1,465
                                                                       -------
 Missouri (5.2%):
     535   Missouri State Industrial Development Board, Lot 2,
            Series F, 3.75%, 2/1/04*...............................        535
     585   Missouri State Industrial Development Board, Series 2,
            3.75%, 2/1/00 LOC: Union Bank of Switzerland*..........        585
   2,000   St. Charles County, Industrial Development Authority,
            3.65%, 12/1/07 LOC: Bank of America*...................      2,000
                                                                       -------
                                                                         3,120
                                                                       -------
 Nebraska (2.3%):
   1,400   Nebraska Educational Facility Authority, 3.75%,
            12/1/00*...............................................      1,400
                                                                       -------
 North Carolina (0.2%):
     100   Alamance Industrial Facility, PCR, 3.70%, 4/1/15, LOC:
            PNC KY*................................................        100
                                                                       -------
 Ohio (1.5%):
     900   Hamilton County Health Care Facilities, 3.62%, 7/1/17,
            LOC: Fifth Third*......................................        900
                                                                       -------

                                   Continued

AMSOUTH MUTUAL FUNDS
TAX EXEMPT FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 July 31, 1996
                             (Amounts in Thousands)

  SHARES
    OR
 PRINCIPAL                         SECURITY                           AMORTIZED
  AMOUNT                          DESCRIPTION                           COST
 --------- --------------------------------------------------------   ---------
 DEMAND NOTES, CONTINUED
 Oregon (1.9%):
  $  500   Franciscan Health, Series 1985A, 3.65%, 12/1/24*........    $   500
     100   Oregon State, Series 73E, 3.50%, 12/1/16*...............        100
     550   Oregon State, Series 73, 3.50%, 12/1/17*................        550
                                                                       -------
                                                                         1,150
                                                                       -------
 Tennessee (3.6%):
   1,200   Metropolitan Nashville Airport, 3.40%, 10/1/12*.........      1,200
   1,000   Tennessee State School Bond Authority, 3.55%, 3/1/98,
            LOC: Swiss Bank*.......................................      1,000
                                                                       -------
                                                                         2,200
                                                                       -------
 Texas (2.6%):
     500   Grapevine, 3.65%, 12/1/24*..............................        500
     500   Lone Star Airport Improvement Authority, 3.85%, 12/1/14
            LOC: Royal Bank of Canada*.............................        500
     600   Lone Star Airport Improvement Authority 5, 3.65%,
            12/1/14 LOC: Royal Bank of Canada*.....................        600
                                                                       -------
                                                                         1,600
                                                                       -------
 West Virginia (1.2%):
     700   Putnam County, Industrial Revenue, 3.55%, 11/1/12 LOC:
            Union Bank of Switzerland*.............................        700
                                                                       -------
  Total Demand Notes                                                    24,200
                                                                       -------
 MUNICIPAL BONDS (26.7%):
 Alabama (1.7%):
   1,000   Jacksonville, 3.65%, 9/1/12, LOC: Wachovia Bank*........      1,000
                                                                       -------
 Arizona (3.2%):
     500   Arizona Health Facility Authority Revenue, 3.65%,
            10/1/15*...............................................        500
     900   Phoenix, GO, 3.65%, 6/1/20, LOC: Morgan Guaranty*.......        900
     500   Scottsdale, Certificates, 7.70%, 11/1/00, Pre-refunded
            on 11/1/96 @102, FGIC..................................        515
                                                                       -------
                                                                         1,915
                                                                       -------
 Connecticut (1.2%):
     745   Connecticut State Tax Obligation Revenue, 3.60%,
            10/1/96, FGIC..........................................        745
                                                                       -------
 Georgia (2.2%):
   1,000   Georgia State, Preferred, 6.75%, 9/1/96.................      1,023
     310   Georgia State, GO, 7.50%, 5/1/05, Pre-refunded on 5/1/97
            @102**.................................................        324
                                                                       -------
                                                                         1,347
                                                                       -------
 Hawaii (1.6%):
     970   Kauai County, 6.70%, 2/1/06, Pre-refunded on 2/1/97
            @100, MBIA.............................................        985
                                                                       -------
 Illinois (3.6%):
     700   Chicago, GO, 3.65%, 10/31/96, LOC: Morgan Guaranty*.....        700
   1,400   Du Page Water Revenue, 6.88%, 5/1/14....................      1,458
                                                                       -------
                                                                         2,158
                                                                       -------

                                   Continued

AMSOUTH MUTUAL FUNDS
TAX EXEMPT FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 July 31, 1996
                             (Amounts in Thousands)

  SHARES
    OR
 PRINCIPAL                         SECURITY                           AMORTIZED
  AMOUNT                          DESCRIPTION                           COST
 --------- --------------------------------------------------------   ---------
 MUNICIPAL BONDS, CONTINUED:
 Iowa (1.0%):
  $  585   Ottumwa Hospital Facility, 9.63%, 11/1/10, Pre-refunded
            on 11/1/96 @103........................................    $   611
                                                                       -------
 Kansas (1.7%):
     500   Topeka, GO, 7.50%, 10/1/05, Pre-refunded on 10/1/96
            @100...................................................        503
     100   Wichita, GO, 3.50%, 9/1/96..............................        100
     200   Wichita, GO, 6.80%, 9/1/96..............................        200
     215   Wichita, GO, 6.75%, 12/1/96.............................        217
                                                                       -------
                                                                         1,020
                                                                       -------
 Massachusetts (0.5%):
     300   Worcester, GO, 6.80%, 9/4/96............................        307
                                                                       -------
 Michigan (1.7%):
   1,000   Detroit Sewer District Revenue, 6.75%, 7/1/01...........      1,044
                                                                       -------
 Nevada (0.5%):
     300   Nevada State, GO, 5.00%, 9/1/96.........................        300
                                                                       -------
 New Jersey (0.3%):
     205   Essex County, Law Improvement, 5.88%, 10/1/96...........        206
                                                                       -------
 New York (2.7%):
     500   New York City, GO, 3.65%, 8/1/23, LOC: Morgan Guaranty*.        500
   1,100   New York State Dorm Authority Revenue, 6.30%, 11/1/96...      1,107
                                                                       -------
                                                                         1,607
                                                                       -------
 Ohio (0.3%):
     200   North Royalton City Schools, GO, 4.35%, 12/1/96, MBIA...        200
                                                                       -------
 Pennsylvania (1.7%):
   1,000   Pennsylvania State Revenue, Series A, 7.88%, 12/1/06,
            Pre-refunded on 12/1/96 @102**.........................      1,033
                                                                       -------
 South Carolina (0.8%):
     500   South Carolina State Capital Improvement, 6.70%, 8/1/98,
            Pre-refunded on 8/1/96 @102............................        510
                                                                       -------
 Texas (2.0%):
     100   Dallas County Revenue Bond, 5.00%, 5/15/97, AMBAC.......        101
     105   Lewisville Water & Sewer Revenue Bond, 7.65%, 2/15/97...        107
   1,000   San Antonio, GO, 5.10%, 8/1/96..........................      1,000
                                                                       -------
                                                                         1,208
                                                                       -------
  Total Municipal Bonds                                                 16,196
                                                                       -------
 SHORT TERM PUTS (3.3%):
 Connecticut (3.3%):
   2,000   State Special Assessment Unemployment Compensation,
            Series C, 3.90%, 11/15/01**............................      2,000
                                                                       -------
  Total Short Term Puts                                                  2,000
                                                                       -------

                                   Continued

AMSOUTH MUTUAL FUNDS
TAX EXEMPT FUND

                 SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 July 31, 1996
                            (Amounts in Thousands)

  SHARES
    OR
 PRINCIPAL                         SECURITY                           AMORTIZED
  AMOUNT                          DESCRIPTION                           COST
 --------- --------------------------------------------------------   ---------
 TAX FREE COMMERCIAL PAPER (9.2%):
 Louisiana (1.8%):
  $1,100   Louisiana, Pollution Facility Authority, 3.35%,
            1/1/15**...............................................    $ 1,100
                                                                       -------
 Missouri (3.3%):
   2,000   Missouri State Environmental Improvement & Energy
            Resources Authority, PCR, 3.35%, 6/1/15, LOC: Union
            Bank of Switzerland....................................      2,000
                                                                       -------
 Texas (1.6%):
   1,000   Texas A&M Board of Regents, University Fund Subordinate
            Notes, Series B, 3.40%, 7/1/17**.......................      1,000
                                                                       -------
 Washington (2.5%):
   1,500   Seattle Municipal Light & Power, 3.70%, 2/4/97, LOC:
            Morgan Guaranty........................................      1,500
                                                                       -------
  Total Tax Free Commercial Paper                                        5,600
                                                                       -------
 INVESTMENT COMPANIES (3.1%):
     394   Federated Tax Free Trust Mutual Fund....................        394
   1,477   Goldman Sachs Tax Free Fund.............................      1,477
                                                                       -------
  Total Investment Companies                                             1,871
                                                                       -------
  Total (Cost--$60,387)(a)                                             $60,387
                                                                       =======

--------
Percentages indicated are based on net assets of $60,727.
(a) Cost for federal income tax and financial reporting purposes are the same.
  * Variable rate securities having liquidity sources through bank letters of credit or other credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at July 31, 1996.
 ** Put and demand features exist allowing the Fund to require the repurchase of the instrument within variable time periods including daily, weekly, monthly, or semiannually.
AMBAC--Insured by AMBAC Indemnity Corporation
CGIC--Insured by Capital Guaranty Insurance Company
FGIC--Insured by Financial Guaranty Insurance Corporation
GO--General Obligation
LOC--Letter of Credit
MBIA--Insured by Municipal Bond Insurance Association
MFH--Multi-Family Housing
PCR--Pollution Control Revenue
RANs--Revenue Anticipation Notes

                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS
BOND FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 July 31, 1996
                             (Amounts in Thousands)

  SHARES
    OR
 PRINCIPAL                          SECURITY                             MARKET
  AMOUNT                           DESCRIPTION                           VALUE
 --------- ----------------------------------------------------------   --------
 CORPORATE BONDS (31.5%):
 Appliances (0.4%):
  $   500  Whirlpool Corp., 9.50%, 6/15/00...........................   $    543
                                                                        --------
 Automotive (1.9%):
    1,570  Ford Capital, 9.13%, 5/1/98...............................      1,637
      800  General Motors Corp., 9.63%, 12/1/00......................        875
                                                                        --------
                                                                           2,512
                                                                        --------
 Banking (4.1%):
    1,070  Bank of America, 9.50%, 4/1/01............................      1,170
    1,000  Bankers Trust Co., 9.50%, 6/14/00.........................      1,076
    2,306  NationsBank Corp., 5.38%, 4/15/00.........................      2,194
    1,000  SunTrust Banks, Inc., 7.38%, 7/1/06.......................        999
                                                                        --------
                                                                           5,439
                                                                        --------
 Brokerage Services (2.9%):
    1,000  Bear Stearns & Co., Inc., 6.50%, 6/15/00..................        981
    1,000  Merrill Lynch & Co., Inc., 9.00%, 5/1/98..................      1,041
      750  Merrill Lynch & Co., Inc., 8.25%, 11/15/99................        780
    1,000  Morgan Stanley Group, Inc., 9.25%, 3/1/98.................      1,040
                                                                        --------
                                                                           3,842
                                                                        --------
 Entertainment (0.8%):
    1,000  Columbia Picture Entertainment, Inc., 9.88%, 2/1/98.......      1,038
                                                                        --------
 Financial Services (5.0%):
      500  Associates Corp., 8.63%, 6/15/97..........................        510
    1,000  Associates Corp., 6.25%, 3/15/99..........................        991
    2,000  Avco Financial, 5.50%, 4/1/00.............................      1,913
      500  Beneficial Corp., 9.90%, 11/17/97.........................        521
    1,300  British Telcom Finance, Inc., 9.38%, 2/15/99..............      1,383
      300  CIT Group Holdings, Inc., 8.75%, 7/1/97...................        307
    1,000  Margaretten Financial, 6.75%, 6/15/00.....................        990
                                                                        --------
                                                                           6,615
                                                                        --------
 Industrial Goods & Services (1.6%):
    1,050  Browning Ferris International, 6.10%, 1/15/03.............        995
    1,156  Rockwell International, 6.63%, 6/1/05.....................      1,113
                                                                        --------
                                                                           2,108
                                                                        --------

  SHARES
    OR
 PRINCIPAL                          SECURITY                             MARKET
  AMOUNT                           DESCRIPTION                           VALUE
 --------- ----------------------------------------------------------   --------
 CORPORATE BONDS, CONTINUED:
 Insurance (3.6%):
  $ 1,000  AON Corp., 6.88%, 10/1/99.................................   $  1,000
    1,600  Capital Holding Corp., 9.20%, 4/17/01.....................      1,732
      640  Chubb Corp., 8.75%, 11/15/99..............................        674
    1,300  Torchmark Corp., 9.63%, 5/1/98............................      1,360
                                                                        --------
                                                                           4,766
                                                                        --------
 Oil & Gas Exploration & Production Services (1.2%):
    1,450  BP America, 9.38%, 11/1/00 ...............................      1,582
                                                                        --------
 Pharmaceuticals (0.8%):
    1,000  McKesson Corp., 8.63%, 2/1/98 ............................      1,030
                                                                        --------
 Railroads (1.9%):
    1,500  Union Pacific Corp., 6.25%, 3/15/99.......................      1,479
    1,000  Union Pacific Corp., 7.00%, 6/15/00.......................      1,000
                                                                        --------
                                                                           2,479
                                                                        --------
 Utility--Electric (4.5%):
    1,000  Con Edison, 6.63%, 2/1/02.................................        984
      470  National Rural, 9.50%, 5/15/97............................        481
    1,500  Northern States Power, 7.88%, 10/1/01.....................      1,551
    1,000  Oklahoma Gas & Electric, 6.25%, 10/15/00..................        974
    1,000  Southern California Edison, 5.60%, 12/15/98...............        979
    1,000  Virginia Electric & Power, 7.25%, 3/1/97..................      1,006
                                                                        --------
                                                                           5,975
                                                                        --------
 Utility--Telephone (2.8%):
    1,000  General Telephone & Electric, 5.82%, 12/1/99..............        972
    2,000  General Telephone & Electric-California, 5.63%, 2/1/01....      1,898
    1,000  BellSouth Telecommunications, 6.25%, 5/15/03..............        964
                                                                        --------
                                                                           3,834
                                                                        --------
  Total Corporate Bonds                                                   41,763
                                                                        --------
 U.S. GOVERNMENT AGENCIES (2.2%):
 Federal Home Loan Mortgage Corp.:
    2,000  5.40%, 11/1/00............................................      1,901

                                   Continued

AMSOUTH MUTUAL FUNDS
BOND FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 July 31, 1996
                             (Amounts in Thousands)

  SHARES
    OR
 PRINCIPAL                          SECURITY                             MARKET
  AMOUNT                           DESCRIPTION                           VALUE
 --------- ----------------------------------------------------------   --------
 U.S. GOVERNMENT AGENCIES, CONTINUED:
 Federal National Mortgage Assoc.:
  $ 1,000  6.40%, 5/2/01.............................................   $    985
                                                                        --------
  Total U.S. Government Agencies                                           2,886
                                                                        --------
 U.S. TREASURY BONDS (18.5%):
    4,500  7.50%, 11/15/16...........................................      4,698
   22,000  6.25%, 8/15/23............................................     19,823
                                                                        --------
  Total U.S. Treasury Bonds                                               24,521
                                                                        --------
 U.S. TREASURY NOTES (39.9%):
    3,000  6.38%, 1/15/99............................................      3,004
   11,000  7.50%, 11/15/01...........................................     11,432
   17,000  6.38%, 8/15/02............................................     16,784
   13,000  5.75%, 8/15/03............................................     12,314

  SHARES
    OR
 PRINCIPAL                          SECURITY                             MARKET
  AMOUNT                           DESCRIPTION                           VALUE
 --------- ----------------------------------------------------------   --------
 U.S. TREASURY NOTES, CONTINUED:
  $10,000  5.88%, 11/15/05...........................................   $  9,376
                                                                        --------
  Total U.S. Treasury Notes                                               52,910
                                                                        --------
 U.S. TREASURY STRIPS (5.0%):
   11,000  5.30%, 2/15/04............................................      6,659
                                                                        --------
 Total U.S. Treasury Strips                                                6,659
                                                                        --------
 INVESTMENT COMPANIES (0.9%):
    1,238  AmSouth Prime Obligations Fund............................      1,238
        3  AmSouth U.S. Treasury Fund................................          3
                                                                        --------
 Total Investment Companies                                                1,241
                                                                        --------
 Total (Cost--$130,877)(a)                                              $129,980
                                                                        ========

--------
Percentages indicated are based on net assets of $132,737.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows (amounts in thousands):
   Unrealized appreciation       $1,553
   Unrealized depreciation       (2,450)
                                -------
   Net unrealized depreciation  $  (897)
                                =======

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS
LIMITED MATURITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 July 31, 1996
                             (Amounts in Thousands)

  SHARES
    OR
 PRINCIPAL                           SECURITY                            MARKET
  AMOUNT                           DESCRIPTION                            VALUE
 --------- -----------------------------------------------------------   -------
 CORPORATE BONDS (85.1%):
 Banking (24.1%):
     500   Chemical Banking, 6.63%, 1/15/98...........................   $   501
   1,000   Comerica, 5.95%, 9/15/97...................................       995
   2,000   First Union Corp., 6.75%, 1/15/98..........................     2,010
   1,000   Huntington National Bank, 4.48%, 10/14/96..................       997
   2,000   Mellon Financial, 6.50%, 12/1/97...........................     2,000
   2,540   NationsBank Corp., 6.63%, 1/15/98..........................     2,550
   2,000   Security Pacific Corp., 8.49%, 12/27/96....................     2,015
                                                                         -------
                                                                          11,068
                                                                         -------
 Beverages (3.2%):
   1,500   PepsiCo., Inc., 5.46%, 7/1/98..............................     1,472
                                                                         -------
 Brokerage Services (4.3%):
   2,000   Dean Witter Discover & Co., 6.00%, 3/1/98                       1,988
                                                                         -------
 Chemicals (4.3%):
   2,000   Dow Capital, 5.75%, 9/15/97................................     1,995
                                                                         -------
 Electric Utility (8.5%):
   2,000   Florida Power & Light, 5.70%, 3/5/98.......................     1,978
   1,950   Georgia Power, 6.13%, 9/1/99...............................     1,917
                                                                         -------
                                                                           3,895
                                                                         -------
 Electrical & Electronic (4.4%):
   2,000   Sony Capital Corp., 6.98%, 7/2/97..........................     2,022
                                                                         -------
 Financial Services (17.9%):
   1,200   Associates Corp. of North America, 7.50%, 5/15/99..........     1,224
   2,000   Beneficial Corp., 7.32%, 11/17/99..........................     2,030
     500   Commercial Credit Co., 6.75%, 1/15/97......................       502
   1,500   Ford Motor Credit Corp., 6.00%, 3/24/98....................     1,491

  SHARES
    OR
 PRINCIPAL                           SECURITY                            MARKET
  AMOUNT                           DESCRIPTION                            VALUE
 --------- -----------------------------------------------------------   -------
 CORPORATE BONDS, CONTINUED:
 Financial Services, continued:
   2,000   Norwest Financial, Inc., 5.20%, 4/29/97....................   $ 1,991
   1,000   American General Finance, 5.80%, 4/1/97....................       998
                                                                         -------
                                                                           8,236
                                                                         -------
 Food Products (9.5%):
   2,500   General Mills, 7.13%, 10/3/97..............................     2,524
   1,850   Grand Metro Investment, 6.50%, 9/15/99.....................     1,833
                                                                         -------
                                                                           4,357
                                                                         -------
 Insurance (4.5%):
   2,000   American General Corp., 7.70%, 10/15/99....................     2,053
                                                                         -------
 Leasing (4.5%):
   2,000   USL Capital Corp., 8.13%, 2/15/00..........................     2,067
                                                                         -------
  Total Corporate Bonds                                                   39,153
                                                                         -------
 U.S. GOVERNMENT AGENCIES (2.1%):
   1,000   Federal Home Loan Mortgage Corp., 5.75%, 11/16/98..........       984
                                                                         -------
  Total U.S. Government Agencies                                             984
                                                                         -------
 U.S. TREASURY NOTES (10.5%):
   5,000   5.63%, 11/30/00............................................     4,828
                                                                         -------
  Total U.S. Treasury Notes                                                4,828
                                                                         -------
 INVESTMENT COMPANIES (0.7%):
     300   AmSouth Prime Obligations Fund.............................       300
                                                                         -------
  Total Investment Companies                                                 300
                                                                         -------
  Total (Cost--$45,837)(a)                                               $45,265
                                                                         =======

--------
Percentages indicated are based on net assets of $46,005.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows (amounts in thousands):
   Unrealized appreciation      $ 373
   Unrealized depreciation       (945)
                                -----
   Net unrealized appreciation  $(572)
                                =====

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS
GOVERNMENT INCOME FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 July 31, 1996
                             (Amounts in Thousands)

  SHARES
    OR
 PRINCIPAL                           SECURITY                            MARKET
  AMOUNT                            DESCRIPTION                           VALUE
 --------- ------------------------------------------------------------  -------
 U.S. GOVERNMENT AGENCIES (67.2%):
 Government National Mortgage Assoc.:
  $   66   9.50%, 5/15/18..............................................  $    70
      93   9.00%, 6/15/18..............................................       97
     116   9.00%, 8/15/18..............................................      122
     132   9.50%, 2/15/19..............................................      141
     196   9.50%, 6/15/19..............................................      208
      21   9.50%, 7/15/19..............................................       22
     343   9.00%, 10/15/19.............................................      357
     145   9.00%, 12/15/19.............................................      151
      74   8.50%, 12/15/19.............................................       75
     153   9.00%, 1/15/20..............................................      160
      78   9.00%, 3/15/20..............................................       81
     118   9.00%, 5/15/20..............................................      123
      74   9.50%, 5/15/20..............................................       79
     394   9.50%, 9/15/20..............................................      418
     159   8.50%, 11/15/20.............................................      163
      75   9.00%, 11/15/20.............................................       78
     456   9.50%, 11/15/20.............................................      484
      86   9.50%, 12/15/20.............................................       91
      22   9.50%, 1/15/21..............................................       24
     458   9.00%, 2/15/21..............................................      477
     243   8.50%, 8/15/21..............................................      248
     267   9.50%, 8/15/21..............................................      284
     197   9.00%, 9/15/21..............................................      206
      90   8.50%, 10/15/21.............................................       92
     175   9.00%, 10/15/21.............................................      183

  SHARES
    OR
 PRINCIPAL                           SECURITY                            MARKET
  AMOUNT                           DESCRIPTION                            VALUE
 --------- -----------------------------------------------------------   -------
 U.S. GOVERNMENT AGENCIES, CONTINUED:
 Government National Mortgage Assoc., continued:
  $  153   9.00%, 1/15/22.............................................   $   160
      26   9.00%, 4/15/22.............................................        27
     104   9.00%, 6/15/22.............................................       108
      25   9.00%, 9/15/22.............................................        26
      17   8.50%, 2/15/23.............................................        17
     221   7.50%, 6/15/24.............................................       218
   1,001   7.50%, 7/15/25.............................................       984
     495   7.50%, 8/15/25.............................................       487
   3,226   7.50%, 9/15/25.............................................     3,171
     470   7.50%, 12/15/25............................................       462
     495   8.00%, 7/15/26.............................................       498
                                                                         -------
  Total U.S. Government Agencies                                          10,592
                                                                         -------
 U.S. TREASURY BONDS (9.9%):
   1,500   7.50%, 11/15/16............................................     1,566
                                                                         -------
  Total U.S. Treasury Bonds                                                1,566
                                                                         -------
 U.S. TREASURY NOTES (21.2%):
   3,400   6.50%, 5/15/05.............................................     3,340
                                                                         -------
  Total U.S. Treasury Notes                                                3,340
                                                                         -------
 INVESTMENT COMPANIES (1.4%):
     226   AmSouth U.S. Treasury Fund.................................       226
                                                                         -------
  Total Investment Companies                                                 226
                                                                         -------
  Total (Cost--$15,971)(a)                                               $15,724
                                                                         =======

--------
Percentages indicated are based on net assets of $15,752.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:
   Unrealized appreciation      $  93
   Unrealized depreciation       (340)
                                -----
   Net unrealized depreciation  $(247)
                                =====

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS
FLORIDA TAX-FREE FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 July 31, 1996
                             (Amounts in Thousands)

  SHARES
    OR
 PRINCIPAL                           SECURITY                             MARKET
  AMOUNT                            DESCRIPTION                           VALUE
 --------- ------------------------------------------------------------   ------
 FLORIDA MUNICIPAL BONDS (92.7%):
  $  545   Altamonte Springs, Health Facility, 5.60%, 10/1/10..........   $  556
     500   Board of Education, Series H, 6.90%, 5/1/98.................      524
     655   Brevard County, Solid Waste Disposal System, 5.63%, 4/1/08..      652
   1,000   Broward County Expressway Authority, Series A, 6.50%,
            7/1/04.....................................................    1,022
   1,000   Cape Coral, Special Obligation, 5.50%, 7/1/99...............    1,032
   1,000   Clearwater, Water & Sewer Revenue, 4.75%, 12/1/00...........    1,012
   1,000   Dade County, Aviation Authority, Series 1994 B, 6.25%,
            10/1/04, AMBAC.............................................    1,092
     725   Dade County, School Board, Series A, 5.20%, 5/1/06..........      729
   1,000   Davie, Water & Sewer Revenue, 5.20%, 10/1/99................    1,023
   1,000   Department of Natural Resources, Preservation 2000, 6.30%,
            7/1/04, MBIA...............................................    1,071
   1,000   Division of Bond Finance, Natural Reserve Preservation 2000,
            Series A, 5.40%, 7/1/07, MBIA..............................    1,011
   1,000   Dunes, Community Development District, 5.00%, 10/1/98.......    1,004
   1,000   Dunes, Community Development District, 5.50%, 10/1/07.......      991
     500   Gulf Breeze, Local Government, 5.90%, 12/10/10..............      506
     470   Hernando County, Water & Sewer Revenue, 5.10%, 6/1/98.......      479
   1,000   Hillsborough County, Board, 4.60%, 7/1/97...................    1,007
     750   Hillsborough County, Environmental Land, 6.00%, 7/1/03*.....      805
   1,000   Hillsborough County, Solid Waste, 5.30%, 10/1/03............    1,033
   1,000   Homestead, Special Insurance Assessment, 4.90%, 9/1/00......    1,016
   1,000   Housing Finance Agency, 6.63%, 2/1/08*......................    1,002
     810   Housing Finance Agency, Series 1995 A-1, 5.65%, 1/1/09......      803
   1,000   Jacksonville, District Water & Sewer, 5.20%, 10/1/02........    1,030
     500   Jacksonville, Electric Authority, 6.95%, 10/1/04............      536
   1,000   Lake County, Sales Revenue, 5.13%, 12/1/98..................    1,023
   1,000   Lee County, Capital Improvements Revenue, Series B, 4.75%,
            10/1/00....................................................    1,012
   1,000   Lee County, Local Option Gas Tax Revenue, 4.50%, 10/1/01....      998
     500   Manatee County School Board, 5.75%, 7/1/09..................      517
   1,000   Martin County, 3.80%, 8/1/98................................      994
   1,000   Miami Beach, Water & Sewer Revenue, 5.38%, 9/1/08...........    1,009
     955   Miramar, Wastewater Improvement, Series 1994, 6.25%,
            10/1/05....................................................    1,041
     595   Miramar, Water Improvement, 4.50%, 10/1/01..................      594
   1,000   Orange County, Sales Tax, Series A, 4.38%, 1/1/01...........      994
   1,000   Orlando & Orange County Expressway Authority, 4.80%, 7/1/01.    1,011
   1,000   Orlando Utilities, Community Water & Electric, 5.00%,           1,021
            10/1/99....................................................
   1,000   Ormond Beach, Water & Sewer, 5.60%, 9/1/99..................    1,038
   1,000   Pasco County, Water & Sewer Revenue, Series A, 5.50%,
            10/1/03, FGIC..............................................    1,042
   1,000   Pembroke Pines, Public Improvement, 4.63%, 10/1/00..........    1,007
   1,000   Polk County, Capital Improvement, 4.30%, 12/1/02............      973
   1,000   Port of Palm Beach, Revenue Bonds, 6.25%, 9/1/08............    1,065
     910   Punta Gorda, Utilities, 5.00%, 1/1/98.......................      922

                                   Continued

AMSOUTH MUTUAL FUNDS
FLORIDA TAX-FREE FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 July 31, 1996
                             (Amounts in Thousands)

  SHARES
    OR
 PRINCIPAL                           SECURITY                            MARKET
  AMOUNT                           DESCRIPTION                            VALUE
 --------- -----------------------------------------------------------   -------
 FLORIDA MUNICIPAL BONDS CONTINUED:
  $  455   St. Johns County, Road Development, 5.20%, 10/1/99.........   $   467
   1,000   St. Johns River, Water, 5.10%, 7/1/09......................       977
     600   St. Lucie County, Sales Tax, 4.20%, 10/1/01................       587
     800   St. Lucie County, Sales Tax, 4.30%, 10/1/02................       776
     625   St. Lucie County, Special Assessment, 5.10%, 11/1/04.......       621
   1,000   Seminole County, Local Option Gas Tax, 5.00%, 10/1/02......     1,019
   1,000   Seminole County, School District, GO, 5.20%, 8/1/97........     1,013
   1,000   State Sunshine Skyway, 6.60%, 7/1/08*                           1,061
   1,000   Tallahassee, Utility System Revenue, 5.80%, 10/1/08........     1,041
     550   Tampa, Solid Waste Revenue, 4.90%, 10/1/02, FGIC...........       556
   1,000   Volusia County, Sales Tax, 5.00%, 10/1/96..................     1,002
                                                                         -------
   Total Florida Municipal Bonds.......................................   45,317
                                                                         -------
 INVESTMENT COMPANIES (6.0%):
     547   AmSouth Tax Exempt Money Market Fund.......................       547
   2,393   Dreyfus Florida Money Market Fund..........................     2,393
                                                                         -------
   Total Investment Companies..........................................    2,940
                                                                         -------
   Total (Cost--$47,077)(a)............................................  $48,257
                                                                         =======

--------
Percentages indicated are based on net assets of $48,869.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:
   Unrealized appreciation............................................. $ 1,236
   Unrealized depreciation.............................................     (56)
                                                                        -------
   Net unrealized appreciation......................................... $ 1,180
                                                                        =======
* Put and demand features exist allowing the Fund to require the repurchase of the instrument within variable time periods including daily, weekly, monthly, or semiannually.
AMBAC--Insured by AMBAC Indemnity Corporation
FGIC--Insured by Financial Guaranty Insurance Corporation
GO--General Obligation
MBIA--Insured by Municipal Bond Insurance Association

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS
EQUITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 July 31, 1996
           (Amounts in Thousands, except Shares or Principal Amounts)

 SHARES OR
 PRINCIPAL                         SECURITY                          MARKET
   AMOUNT                         DESCRIPTION                        VALUE
 ---------  ------------------------------------------------------  --------
 COMMERCIAL PAPER (1.4%):
 $5,085,000 IBM Credit Corp., 5.32%, 8/14/96......................  $  5,075
                                                                    --------
  Total Commercial Paper                                               5,075
                                                                    --------
 COMMON STOCKS (92.2%):
 Aerospace/Defense (1.3%):
     53,000 TRW, Inc..............................................     4,790
                                                                    --------
 Aluminum (0.8%):
     96,000 Alcan Aluminum, Ltd...................................     2,856
                                                                    --------
 Apparel (0.9%):
    320,000 Phillips Van Heusen...................................     3,440
                                                                    --------
 Automobiles (1.8%):
    205,000 Ford Motor Co.........................................     6,662
                                                                    --------
 Automotive Parts (1.1%):
    195,000 Arvin Industries, Inc.................................     4,217
                                                                    --------
 Banking (5.4%):
    330,000 Great Western Financial Corp..........................     7,837
     80,000 J.P. Morgan & Co., Inc................................     6,880
     65,000 NationsBank Corp......................................     5,582
                                                                    --------
                                                                      20,299
                                                                    --------
 Chemicals--Specialty (1.2%):
    220,000 Engelhard Corp........................................     4,510
                                                                    --------
 Computers & Peripherals (1.9%):
     65,000 IBM Corp..............................................     7,012
                                                                    --------
 Construction (0.4%):
    110,000 Ryland Group..........................................     1,636
                                                                    --------
 Electronic & Electrical (2.9%):
    210,000 AMP, Inc..............................................     8,111
     61,000 Avnet, Inc............................................     2,661
                                                                    --------
                                                                      10,772
                                                                    --------
 Financial Services (2.7%):
     82,000 American Express Co...................................     3,588
    116,000 Dun & Bradstreet Corp.................................     6,670
                                                                    --------
                                                                      10,258
                                                                    --------
 Food Processing & Packaging (4.5%):
    323,280 Grand Metropolitan, ADR...............................     8,809
    250,000 Sara Lee Corp.........................................     8,000
                                                                    --------
                                                                      16,809
                                                                    --------
 Forest Products--Lumber, Paper (2.0%):
    180,000 Weyerhauser Co........................................     7,515
                                                                    --------
 Gold & Silver Mining (1.0%)
    220,000 Homestake Mining......................................     3,603
                                                                    --------

 SHARES OR
 PRINCIPAL                           SECURITY                        MARKET
   AMOUNT                           DESCRIPTION                      VALUE
 ---------  ----------------------------------------------------------------
 COMMON STOCKS, CONTINUED:
 Health Care (2.8%):
    121,583 Aetna Services, Inc.....................................$  7,067
    105,000 United Healthcare Corp..................................   3,544
                                                                    --------
                                                                      10,611
                                                                    --------
 Industrial Services (1.0%):
    130,000 Measurex Corp...........................................   3,591
                                                                    --------
 Insurance--Broker (2.8%):
    220,000 Alexander & Alexander Services, Inc.....................   3,630
     76,000 Marsh & McLennan Cos., Inc..............................   6,888
                                                                    --------
                                                                      10,518
                                                                    --------
 Insurance--Property, Casualty Health & Other (2.5%):
    180,000 St. Paul Cos., Inc......................................   9,315
                                                                    --------
 Manufacturing--Capital Goods (0.4%):
     48,800 Kennametal, Inc.........................................   1,513
                                                                    --------
 Medical Supplies (2.0%):
    185,000 Baxter International, Inc...............................   7,701
                                                                    --------
 Newspapers (4.6%):
    215,000 Dow Jones & Co., Inc....................................   8,412
    137,000 Gannett Co., Inc........................................   8,991
                                                                    --------
                                                                      17,403
                                                                    --------
 Oil & Gas Exploration, Production & Services (8.5%):
    200,000 Burlington Resources....................................   8,550
    300,000 Sun Company, Inc........................................   7,762
    101,000 Texaco, Inc.............................................   8,585
    330,000 USX--Marathon Group.....................................   6,765
                                                                    --------
                                                                      31,662
                                                                    --------
 Oilfield Equipment & Services (3.6%):
    130,000 Dresser Industries, Inc.................................   3,510
    170,000 McDermott International, Inc............................   3,081
     85,000 Schlumberger, Limited...................................   6,800
                                                                    --------
                                                                      13,391
                                                                    --------
 Pharmaceuticals (6.9%):
    150,000 American Home Products Corp.............................   8,513
     76,000 Bristol-Myers Squibb Co.................................   6,583
    120,000 Johnson & Johnson, Inc..................................   5,730
    120,000 Pharmacia & Upjohn, Inc.................................   4,950
                                                                    --------
                                                                      25,776
                                                                    --------
 Photography (0.7%):
     33,000 Eastman Kodak Co........................................   2,462
                                                                    --------
 Pollution Control Services & Equipment (2.2%):
    275,000 WMX Technologies, Inc...................................   8,147
                                                                    --------

                                   Continued

AMSOUTH MUTUAL FUNDS
EQUITY FUND

                 SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 July 31, 1996
          (Amounts in Thousands, except Shares or Principal Amounts)

 SHARES OR
 PRINCIPAL                           SECURITY                            MARKET
  AMOUNT                           DESCRIPTION                           VALUE
 --------- -----------------------------------------------------------  --------
 COMMON STOCKS, CONTINUED:
 Railroad (1.8%):
 $142,000  CSX Corp...................................................  $  6,852
                                                                        --------
 Retail (11.6%):
  195,000  Dayton Hudson Corp.........................................     5,899
  230,000  Dillard Department Stores, Inc.............................     7,216
  200,000  Hechinger Co...............................................       700
  150,000  May Department Stores......................................     6,731
  215,000  Melville Corp..............................................     8,412
  250,000  The Gap....................................................     7,438
  300,000  Wal-Mart Stores, Inc.......................................     7,200
                                                                        --------
                                                                          43,596
                                                                        --------
 Services (Non-Financial) (0.6%):
  105,000  Rollins, Inc...............................................     2,205
                                                                        --------
 Telecommunications (0.3%):
   50,333  360 Communications Co.(b)..................................     1,164
                                                                        --------
 Transportation--Marine (0.3%):
   65,000  Kirby Corp.(b).............................................     1,040
                                                                        --------

 SHARES OR
 PRINCIPAL                           SECURITY                            MARKET
   AMOUNT                           DESCRIPTION                          VALUE
 ---------  ----------------------------------------------------------  --------
 COMMON STOCKS, CONTINUED:
 Transportation Leasing & Trucking (2.2%):
   $215,000 Ryder Systems, Inc........................................  $  5,724
    148,000 US Freightways Corp.......................................     2,618
                                                                        --------
                                                                           8,342
                                                                        --------
 Utilities--Electric & Gas (2.7%):
    180,000 Baltimore Gas & Electric..................................     4,635
    250,000 Southern Co...............................................     5,656
                                                                        --------
                                                                          10,291
                                                                        --------
 Utilities--Telecommunications (6.8%):
    120,000 AT&T Corp.................................................     6,255
    170,000 BellSouth Corp............................................     6,970
    131,000 Nynex Corp................................................     5,879
    170,000 Sprint Corp...............................................     6,226
                                                                        --------
                                                                          25,330
                                                                        --------
  Total Common Stocks                                                    345,289
                                                                        --------
 INVESTMENT COMPANIES (6.4%):
 16,331,461 AmSouth Prime Obligations Fund............................    16,331
  7,497,161 AmSouth U.S. Treasury Fund................................     7,497
                                                                        --------
  Total Investment Companies                                              23,828
                                                                        --------
  Total (Cost--$320,099)(a)                                             $374,192
                                                                        ========

--------
Percentages indicated are based on net assets of $374,622.
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $487. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:
   Unrealized appreciation........ $62,989
   Unrealized depreciation........  (9,383)
                                   -------
   Net unrealized appreciation.... $53,606
                                   =======
(b) Represents non-income producing securities.
ADR--American Depository Receipt

                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS
REGIONAL EQUITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 July 31, 1996
                     (Amounts in Thousands, except Shares)

                                     SECURITY                            MARKET
  SHARES                           DESCRIPTION                            VALUE
  ------   -----------------------------------------------------------   -------
 COMMON STOCKS (90.3%):
 Air Freight (1.7%):
    20,000 Federal Express(b).........................................   $ 1,555
                                                                         -------
 Apparel (2.6%):
    80,000 Delta Woodside Industries..................................       380
    60,000 Russell Corp...............................................     2,010
                                                                         -------
                                                                           2,390
                                                                         -------
 Automotive Parts (3.9%):
    75,000 Discount Auto Parts, Inc.(b)...............................     1,781
    45,000 Genuine Parts Co...........................................     1,907
                                                                         -------
                                                                           3,688
                                                                         -------
 Banking (10.0%):
    35,000 Deposit Guaranty Corp......................................     1,601
    50,000 First Commerce Corp........................................     1,737
    60,000 First Tennessee National Corp..............................     1,770
    35,000 First Union Corp...........................................     2,223
    24,000 NationsBank Corp...........................................     2,061
                                                                         -------
                                                                           9,392
                                                                         -------
 Building Materials (1.8%):
   110,000 Interface, Inc.............................................     1,664
                                                                         -------
 Chemicals--Specialty (2.0%):
   210,000 Ethyl Corp.................................................     1,890
                                                                         -------
 Electronic & Electrical (2.1%):
   150,000 Scientific Atlanta, Inc....................................     2,006
                                                                         -------
 Food Processing & Packaging (5.0%):
   145,000 Flowers Industries, Inc....................................     2,483
   130,000 Lance, Inc.................................................     2,178
                                                                         -------
                                                                           4,661
                                                                         -------
 Forest Products--Lumber, Paper (4.1%):
    80,000 Carauster Industries, Inc..................................     2,210
    65,000 James River Corp...........................................     1,641
                                                                         -------
                                                                           3,851
                                                                         -------
 Furniture (0.7%):
   105,000 Winsloew Furniture, Inc.(b)................................       628
                                                                         -------
 Insurance (5.3%):
   100,000 Equifax, Inc...............................................     2,513
    80,000 First Colony Corp..........................................     2,450
                                                                         -------
                                                                           4,963
                                                                         -------

                                     SECURITY                            MARKET
  SHARES                           DESCRIPTION                            VALUE
  ------   -----------------------------------------------------------   -------
 COMMON STOCKS, CONTINUED:
 Manufacturing (2.5%):
    65,000 Wolverine Tube, Inc.(b)....................................   $ 2,308
                                                                         -------
 Medical Services (11.7%):
   100,000 Coventry Corp.(b)..........................................     1,250
   220,000 HEALTHSOUTH Rehabilitation Corp.(b)........................     6,683
   151,875 Health Management Assoc., Inc..............................     3,056
                                                                         -------
                                                                          10,989
                                                                         -------
 Oil & Gas Exploration, Production & Services (5.8%):
    40,000 Louisiana Land & Exploration Co............................     2,160
    13,000 Mobil Corp.................................................     1,435
    60,000 Production Operators.......................................     1,875
                                                                         -------
                                                                           5,470
                                                                         -------
 Oilfield Equipment & Services (2.8%):
    60,000 McDermott International, Inc...............................     1,088
   120,000 Offshore Logistics(b)......................................     1,500
                                                                         -------
                                                                           2,588
                                                                         -------
 Printing (2.6%):
   100,000 John H. Harland Co.........................................     2,425
                                                                         -------
 Railroad (2.2%):
    25,000 Norfolk & Southern Co......................................     2,022
                                                                         -------
 Restaurants (2.5%):
   110,000 Cracker Barrel Old Country Store, Inc......................     2,337
                                                                         -------
 Retail (8.0%):
   170,000 Big B., Inc................................................     1,636
   150,000 Books A Million(b).........................................       975
   170,000 Hancock Fabrics............................................     1,445
   160,000 Stein Mart, Inc.(b)........................................     3,400
                                                                         -------
                                                                           7,456
                                                                         -------
 Services (Non-Financial) (1.0%):
    45,000 Rollins, Inc...............................................       945
                                                                         -------
 Steel (3.0%):
   115,000 Birmingham Steel Corp......................................     1,869
    20,000 Nucor Corp.................................................       937
                                                                         -------
                                                                           2,806
                                                                         -------
 Transportation Leasing & Trucking (2.3%):
    80,000 Ryder Systems, Inc.........................................     2,130
                                                                         -------

                                   Continued

AMSOUTH MUTUAL FUNDS
REGIONAL EQUITY FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 July 31, 1996
                     (Amounts in Thousands, except Shares)

                                     SECURITY                            MARKET
  SHARES                           DESCRIPTION                            VALUE
  ------   -----------------------------------------------------------   -------
 COMMON STOCKS, CONTINUED:
 Utilities--Electric (4.4%):
    55,000 Florida Progress Corp......................................   $ 1,842
   100,000 Southern Co................................................     2,263
                                                                         -------
                                                                           4,105
                                                                         -------
 Utilities--Telecommunications (2.4%):
    55,000 BellSouth Corp.............................................     2,255
                                                                         -------
  Total Common Stocks                                                     84,524
                                                                         -------

                                     SECURITY                            MARKET
  SHARES                           DESCRIPTION                            VALUE
  ------   -----------------------------------------------------------   -------
 INVESTMENT COMPANIES (9.7%):
 4,680,576 AmSouth Prime Obligations Fund.............................   $ 4,680
 4,360,002 AmSouth U.S. Treasury Fund.................................     4,360
                                                                         -------
  Total Investment Companies                                               9,040
                                                                         -------
  Total (Cost--$75,423)(a)                                               $93,564
                                                                         =======

--------
Percentages indicated are based on net assets of $93,584.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:
   Unrealized appreciation....... $22,680
   Unrealized depreciation.......  (4,539)
                                  -------
   Net unrealized appreciation... $18,141
                                  =======
(b) Represents non-income producing securities.

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS
BALANCED FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 July 31, 1996
           (Amounts in Thousands, except Shares and Principal Amount)

  SHARES
    OR
 PRINCIPAL                          SECURITY                             MARKET
  AMOUNT                           DESCRIPTION                           VALUE
 --------- ----------------------------------------------------------   --------
 COMMON STOCKS (49.1%):
 Aerospace/Defense (0.9%):
  35,000   TRW, Inc..................................................   $  3,163
                                                                        --------
 Aluminum (0.5%):
  55,000   Alcan Aluminum Limited....................................      1,636
                                                                        --------
 Apparel (0.4%):
 140,000   Phillips Van Heusen.......................................      1,505
                                                                        --------
 Automobiles (1.1%):
 120,000   Ford Motor Co.............................................      3,900
                                                                        --------
 Automotive Parts (0.6%):
 101,000   Arvin Industries, Inc.....................................      2,148
                                                                        --------
 Banking (3.3%):
 150,000   Great Western Financial Corp..............................      3,562
  40,000   J.P. Morgan & Co., Inc. ..................................      3,440
  49,000   NationsBank Corp. ........................................      4,208
                                                                        --------
                                                                          11,210
                                                                        --------
 Chemicals--Specialty (0.6%):
 100,000   Engelhard Corp............................................      2,050
                                                                        --------
 Computers & Peripherals (0.9%):
  27,000   IBM Corp..................................................      2,913
                                                                        --------
 Construction (0.3%):
  76,000   Ryland Group..............................................      1,130
                                                                        --------
 Electronic & Electrical (1.6%):
 103,000   AMP, Inc. ................................................      3,978
  32,000   Avnet, Inc. ..............................................      1,396
                                                                        --------
                                                                           5,374
                                                                        --------
 Financial Services (1.4%):
  45,000   American Express Co.......................................      1,969
  48,000   Dun & Bradstreet Corp.....................................      2,760
                                                                        --------
                                                                           4,729
                                                                        --------
 Food Processing & Packaging (2.2%):
 129,189   Grand Metropolitan ADR....................................      3,520
 120,000   Sara Lee Corp.............................................      3,840
                                                                        --------
                                                                           7,360
                                                                        --------
 Forest Products--Lumber, Paper (1.0%):
  80,000   Weyerhauser Co. ..........................................      3,340
                                                                        --------
 Gold & Silver Mining (0.5%):
  95,000   Homestake Mining..........................................      1,556
                                                                        --------

  SHARES
    OR
 PRINCIPAL                          SECURITY                             MARKET
  AMOUNT                           DESCRIPTION                           VALUE
 --------- ----------------------------------------------------------   --------
 COMMON STOCKS, CONTINUED:
 Health Care (1.3%):
  57,182   Aetna, Inc.(b)............................................   $  3,324
  35,000   United Healthcare Corp....................................      1,181
                                                                        --------
                                                                           4,505
                                                                        --------
 Industrial Services (0.8%):
 100,000   Measurex Corp. ...........................................      2,762
                                                                        --------
 Insurance--Broker (1.4%):
 132,000   Alexander & Alexander Services, Inc. .....................      2,178
  30,000   Marsh & McLennan Cos., Inc. ..............................      2,719
                                                                        --------
                                                                           4,897
                                                                        --------
 Insurance--Property, Casualty, Health & Other (1.1%):
  75,000   St. Paul Cos., Inc........................................      3,881
                                                                        --------
 Manufacturing--Capital Goods (0.3%):
  31,000   Kennametal, Inc...........................................        961
                                                                        --------
 Medical Supplies (1.4%):
 110,000   Baxter International, Inc.................................      4,579
                                                                        --------
 Newspapers (2.1%):
  77,000   Dow Jones & Co., Inc......................................      3,013
  63,000   Gannett Co., Inc..........................................      4,134
                                                                        --------
                                                                           7,147
                                                                        --------
 Oil & Gas Exploration, Production, & Services (5.0%):
 120,000   Burlington Resources......................................      5,130
 145,000   Sun Company, Inc..........................................      3,752
  59,000   Texaco, Inc...............................................      5,015
 150,000   USX--Marathon Group.......................................      3,075
                                                                        --------
                                                                          16,972
                                                                        --------
 Oilfield Equipment & Services (2.3%):
 100,000   Dresser Industries, Inc...................................      2,700
  60,000   McDermott International, Inc..............................      1,088
  50,000   Schlumberger, Limited.....................................      4,000
                                                                        --------
                                                                           7,788
                                                                        --------
 Pharmaceuticals (3.6%):
  81,000   American Home Products Corp...............................      4,597
  40,000   Bristol-Myers Squibb Co. .................................      3,465
  52,000   Johnson & Johnson, Inc. ..................................      2,483
  40,000   Pharmacia & Upjohn, Inc...................................      1,650
                                                                        --------
                                                                          12,195
                                                                        --------

                                   Continued

AMSOUTH MUTUAL FUNDS
BALANCED FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 July 31, 1996
           (Amounts in Thousands, except Shares and Principal Amount)

  SHARES
    OR
 PRINCIPAL                          SECURITY                             MARKET
  AMOUNT                           DESCRIPTION                           VALUE
 --------- ----------------------------------------------------------   --------
 COMMON STOCKS, CONTINUED:
 Photography (0.4%):
  18,000   Eastman Kodak Co..........................................   $  1,343
                                                                        --------
 Pollution Control Services & Equipment (1.0%):
 115,000   WMX Technologies, Inc.....................................      3,407
                                                                        --------
 Railroads (1.1%):
  80,000   CSX Corp. ................................................      3,860
                                                                        --------
 Retail (5.2%):
  54,000   Dayton Hudson Corp........................................      1,633
  85,000   Dillard Department Stores, Inc............................      2,667
 170,000   Hechinger Co..............................................        595
  60,000   May Department Stores.....................................      2,692
 100,000   Melville Corp.............................................      3,913
 135,000   The Gap...................................................      4,016
  81,000   Wal-Mart Stores, Inc......................................      1,944
                                                                        --------
                                                                          17,460
                                                                        --------
 Services (Non-Financial) (0.2%):
  25,000   Rollins, Inc..............................................        525
                                                                        --------
 Telecommunications (0.2%):
  26,666   360 Communications Co.(b).................................        617
                                                                        --------
 Transportation Leasing & Trucking (0.9%):
  70,000   Ryder Systems, Inc........................................      1,864
  63,000   US Freightways Corp.......................................      1,114
                                                                        --------
                                                                           2,978
                                                                        --------
 Transportation--Marine (0.1%):
  30,000   Kirby Corp.(b)............................................        480
                                                                        --------
 Utilities--Electric (1.2%):
  73,000   Baltimore Gas & Electric..................................      1,880
 100,000   Southern Co...............................................      2,263
                                                                        --------
                                                                           4,143
                                                                        --------
 Utilities--Telecommunications (4.0%):
  55,000   AT&T Corp.................................................      2,867
  90,000   BellSouth Corp............................................      3,690
  90,000   Nynex Corp................................................      4,039
  80,000   Sprint Corp...............................................      2,930
                                                                        --------
                                                                          13,526
                                                                        --------
  Total Common Stocks.................................................   166,076
                                                                        --------

  SHARES
    OR
 PRINCIPAL                           SECURITY                            MARKET
  AMOUNT                           DESCRIPTION                            VALUE
 --------- -----------------------------------------------------------   -------
 CORPORATE BONDS (16.2%):
 Appliances (0.2%):
   500,000 Whirlpool Corp., 9.50%, 6/15/00............................   $   543
                                                                         -------
 Automotive (1.0%):
 1,430,000 Ford Capital, 9.13%, 5/1/98................................     1,491
 1,000,000 Ford Motor Credit Corp., 5.63%, 1/15/99....................       977
   700,000 General Motors Corp., 9.63%, 12/1/00.......................       766
                                                                         -------
                                                                           3,234
                                                                         -------
 Banking (3.4%):
   930,000 Bank of America, 9.50%, 4/1/01.............................     1,017
 1,000,000 Bankers Trust Co., 7.25%, 11/1/96..........................     1,002
 1,000,000 Bankers Trust Co., 9.50%, 6/14/00..........................     1,076
 2,500,000 Mellon Corporation, 6.30%, 6/1/00..........................     2,447
 4,185,000 NationsBank Corp., 5.38%, 4/15/00..........................     3,981
 2,000,000 SunTrust Banks, Inc., 7.38%, 7/1/06........................     1,998
                                                                         -------
                                                                          11,521
                                                                         -------
 Brokerage Services (2.0%):
 4,000,000 Dean Witter Discover & Co., 6.00%, 3/1/98..................     3,975
 2,000,000 Merrill Lynch, 6.0%, 3/1/01................................     1,918
 1,000,000 Morgan Stanley Group, Inc., 9.25%, 3/1/98..................     1,040
                                                                         -------
                                                                           6,933
                                                                         -------
 Entertainment (0.3%):
 1,000,000 Columbia Picture Entertainment, Inc., 9.88%, 2/1/98........     1,037
                                                                         -------
 Financial--Commercial (1.2%):
 4,000,000 Associates Corp. N.A., 6.75%, 7/15/01......................     3,950
                                                                         -------
 Financial Services (2.0%):
 1,000,000 American General Finance, 7.70%, 11/15/97..................     1,016
   500,000 Associates Corp., 8.63%, 6/15/97...........................       510
   500,000 Beneficial Corp., 9.90%, 11/17/97..........................       521
 1,200,000 British Telcom Finance, Inc., 9.38%, 2/15/99...............     1,227
   200,000 CIT Group Holdings, Inc., 8.75%, 7/1/97....................       205
 1,000,000 Commercial Credit Co., 7.88%, 7/15/04......................     1,035

                                   Continued

AMSOUTH MUTUAL FUNDS
BALANCED FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 July 31, 1996
           (Amounts in Thousands, except Shares and Principal Amount)

  SHARES
    OR
 PRINCIPAL                          SECURITY                             MARKET
  AMOUNT                           DESCRIPTION                           VALUE
 --------- ----------------------------------------------------------   --------
 CORPORATE BONDS, CONTINUED:
 Financial Services, continued:
 2,000,000 Morgan Stanley Group, Inc., 8.10%, 6/24/02................   $  2,092
                                                                        --------
                                                                           6,656
                                                                        --------
 Food Products (0.3%):
 1,000,000 H.J. Heinz Co., 6.75%, 10/15/99...........................        999
                                                                        --------
 Industrial Goods & Services (1.3%):
   500,000 Browning Ferris International, 6.10%, 1/15/03.............        474
 1,000,000 Dresser Industries, Inc., 6.25%, 6/1/00...................        979
 2,000,000 Waste Management, 7.70%, 10/1/02..........................      2,065
 1,000,000 WMX Technologies, Inc., 8.25%, 11/15/99...................      1,043
                                                                        --------
                                                                           4,561
                                                                        --------
 Insurance (1.3%):
 1,000,000 Allstate Corp., 5.88%, 6/15/98............................        987
 1,400,000 Capital Holding Corp., 9.20%, 4/17/01.....................      1,516
   560,000 Chubb Corp., 8.75%, 11/15/99..............................        590
 1,200,000 Torchmark Corp., 9.63%, 5/1/98............................      1,256
                                                                        --------
                                                                           4,349
                                                                        --------
 Oil & Gas Exploration & Production Services (0.5%):
 1,550,000 BP America, 9.38%, 11/1/00................................      1,691
                                                                        --------
 Pharmaceuticals (0.3%):
 1,000,000 McKesson Corp., 8.63%, 2/1/98.............................      1,030
                                                                        --------
 Retail Stores (0.6%):
 4,000,000 Wal-Mart Stores, Inc., 6.75%, 5/15/02.....................      1,980
                                                                        --------
 Technology (0.5%):
 1,730,000 Lucent Technologies, Inc., 6.90%, 7/15/01.................      1,723
                                                                        --------
 Utility--Electric (1.3%):
   530,000 National Rural, 9.50%, 5/15/97............................        543


   SHARES
     OR
 PRINCIPAL                           SECURITY                            MARKET
   AMOUNT                          DESCRIPTION                           VALUE
 ---------  ---------------------------------------------------------   --------
 CORPORATE BONDS, CONTINUED:
 Utility--Electric, continued:
  2,000,000 Oklahoma Gas & Electric, 6.25%, 10/15/00.................   $  1,947
    900,000 Pennsylvania Power & Light, 6.00%, 6/1/00................        872
  1,200,000 Virginia Electric & Power, 7.25%, 3/1/97.................      1,207
                                                                        --------
                                                                           4,569
                                                                        --------
  Total Corporate Bonds                                                   54,776
                                                                        --------
 U.S. TREASURY BONDS (7.6%):
 11,000,000 7.50%, 11/15/16..........................................     11,484
 16,000,000 6.25%, 8/15/23...........................................     14,417
                                                                        --------
  Total U.S. Treasury Bonds                                               25,901
                                                                        --------
 U.S. TREASURY NOTES (20.7%):
  3,000,000 6.38%, 6/30/97...........................................      3,013
  5,100,000 7.88%, 4/15/98...........................................      5,240
  1,800,000 9.25%, 8/15/98...........................................      1,903
  3,400,000 6.38%, 1/15/99...........................................      3,406
  1,000,000 7.13%, 2/29/00...........................................      1,020
  4,000,000 7.75%, 2/15/01...........................................      4,186
 25,000,000 6.38%, 8/15/02...........................................     24,682
 18,300,000 5.75%, 8/15/03...........................................     17,334
 10,000,000 5.88%, 11/15/05..........................................      9,376
                                                                        --------
  Total U.S. Treasury Notes                                               70,160
                                                                        --------
 U.S. TREASURY STRIPS (2.1%):
 12,000,000 7.01%, 2/15/04...........................................      7,264
                                                                        --------
  Total U.S. Treasury Strips                                               7,264
                                                                        --------
 INVESTMENT COMPANIES (3.2%):
 10,667,552 AmSouth Prime Obligations Fund...........................     10,668
      5,005 AmSouth U.S. Treasury Fund...............................          5
                                                                        --------
  Total Investment Companies                                              10,673
                                                                        --------
  Total (Cost--$302,295)(a)                                             $334,850
                                                                        ========

--------
Percentages indicated are based on net assets of $338,425.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:
   Unrealized appreciation........ $39,738
   Unrealized depreciation........  (7,183)
                                   -------
   Net unrealized appreciation.... $32,555
                                   =======
(b) Represents non-income producing securities.
ADR--American Depository Receipt


                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                                 July 31, 1996


1. ORGANIZATION:

 AmSouth Mutual Funds (the "Trust") was organized on August 5, 1988, and is registered under the Investment Company Act of 1940, as amended, ("the 1940 Act") as a diversified, open-end investment company established as a Massachusetts business trust.

 The Trust is authorized to issue an unlimited number of shares (units of beneficial interest) without par value. The Trust currently offers shares of the AmSouth Prime Obligations Fund, the AmSouth U.S. Treasury Fund, the AmSouth Tax-Exempt Fund, the AmSouth Bond Fund, the AmSouth Limited Maturity Fund, the AmSouth Government Income Fund, the AmSouth Florida Tax-Free Fund, the AmSouth Equity Fund, the AmSouth Regional Equity Fund, and the AmSouth Balanced Fund (collectively, "the Funds" and individually "a Fund"). The AmSouth Alabama Tax-Free Fund and the AmSouth Municipal Bond Fund have not yet commenced operations. Sales of shares of the Funds may be made to customers of AmSouth Bank of Alabama, ("AmSouth") and its affiliates, to all accounts of correspondent banks of AmSouth and to the general public.

 The Prime Obligations Fund, the U.S. Treasury Fund and the Tax Exempt Fund (the "money market funds") each offer two classes of shares: Classic Shares and Premier Shares. Effective April 1, 1996, the existing shares of the money market funds, which were previously unclassified, were designated Premier Shares, and the money market funds commenced offering Classic Shares. Shares of the Bond Fund, Limited Maturity Fund, the Government Income Fund, the Florida Tax-Free Fund, the Equity Fund, the Regional Equity Fund and the Balanced Fund (the "variable net asset value funds") are not classified.

 The Prime Obligations Fund and the U.S. Treasury Fund seek current income with liquidity and stability of principal. The Tax Exempt Fund seeks to produce as high a level of current interest income exempt from federal income taxes as is consistent with the preservation of capital and relative stability of principal. The Bond Fund and the Limited Maturity Fund seek current income, consistent with the preservation of capital. The Government Income Fund seeks to provide a high level of current income consistent with prudent investment risk. The Florida Tax-Free Fund seeks to produce as high a level of current interest income exempt from federal income taxes and Florida intangibles taxes as is consistent with the preservation of capital. The Equity Fund and the Regional Equity Fund seek growth of capital. The Balanced Fund seeks to obtain long-term capital growth and current income.

2. SIGNIFICANT ACCOUNTING POLICIES:

 The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITIES VALUATION:

  Investments of the money market funds are valued at either amortized cost, which approximates market value, or at original cost which, combined with accrued interest, approximates market value. Under the


                                   Continued

AMSOUTH MUTUAL FUNDS

                                 July 31, 1996

  amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the money market funds may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or
  (b) maintain a dollar-weighted average maturity which exceeds 90 days.

  Investments in common stocks, corporate bonds, municipal bonds, commercial paper and U.S. Government securities of the variable net asset value funds are valued at their market values determined on the basis of the mean between the latest available bid and asked prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and market values of such investments are reflected as unrealized appreciation or depreciation.

  SECURITIES TRANSACTIONS AND RELATED INCOME:

  Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

  REPURCHASE AGREEMENTS:

  The Funds may acquire repurchase agreements from member banks of the Federal Deposit Insurance Corporation and from registered broker/dealers which AmSouth deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

  SECURITIES PURCHASED ON A WHEN-ISSUED BASIS:

  Each Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield obtained may be more or less than those available in the market when delivery takes place. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. A segregated account is established and the Funds maintain cash and marketable securities at least equal in value to commitments for when-issued securities. Securities purchased on a when-issued basis do not earn income until the settlement date.

                                   Continued

AMSOUTH MUTUAL FUNDS

                                 July 31, 1996

  DIVIDENDS TO SHAREHOLDERS:

  Dividends from net investment income are declared daily and paid monthly for the money market funds. Dividends from net investment income are declared and paid monthly for the variable net asset value funds. Distributable net realized gains, if any, are declared and distributed annually.

  Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences are reflected in the components of net assets.

  FEDERAL INCOME TAXES:

  It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

  OTHER:

  Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses for the Trust are prorated to the Funds on the basis of relative net assets.

3. PURCHASES AND SALES OF SECURITIES:

 Purchases and sales of securities (excluding short-term securities) for the year ended July 31, 1996:

                                                        PURCHASES       SALES
                                                      -------------  -----------
  Bond Fund..........................................  $ 50,913,891  $10,050,508
  Limited Maturity Fund..............................    16,463,380   27,907,166
  Government Income Fund.............................    13,416,678   13,263,486
  Florida Tax-Free Fund..............................     7,971,931    5,619,012
  Equity Fund........................................   123,289,431   59,379,724
  Regional Equity Fund...............................    17,947,105    6,293,543
  Balanced Fund......................................    97,603,876   62,732,272

                                   Continued

AMSOUTH MUTUAL FUNDS

                                 July 31, 1996

4. CAPITAL SHARE TRANSACTIONS:

 Transactions in capital shares for the Funds which offer multiple classes of shares for the years ended July 31, 1996 and 1995 were as follows:

                                       PRIME                                      TAX EXEMPT
                                 OBLIGATIONS FUND       U.S. TREASURY FUND           FUND
                               ----------------------  ----------------------  ------------------
                                 AMOUNT      SHARES      AMOUNT      SHARES     AMOUNT    SHARES
                               ----------  ----------  ----------  ----------  --------  --------
For the period April 1,
 1996 through July 31, 1996:
Classic Shares (a):
  Shares issued ........       $  165,419     165,419  $    9,207       9,207  $  9,803     9,803
  Dividends reinvested..            1,963       1,963         222         222       143       143
  Shares redeemed.......         (191,139)   (191,139)    (13,986)    (13,986)   (9,019)   (9,019)
                               ----------  ----------  ----------  ----------  --------  --------
  Net increase..........       $  (23,757)    (23,757) $   (4,557)     (4,557) $    927       927
                               ==========  ==========  ==========  ==========  ========  ========
For the year ended July
 31, 1996:
Premier Shares (a):
  Shares issued.........       $1,388,943   1,388,943  $1,088,791   1,088,791  $129,166   129,166
  Dividends reinvested..            5,460       5,460       1,751       1,751       388       388
  Shares redeemed.......       (1,384,702) (1,384,702) (1,028,499) (1,028,499) (127,394) (127,394)
                               ----------  ----------  ----------  ----------  --------  --------
  Net decrease..........       $    9,701       9,701  $   62,043      62,043  $  2,160     2,160
                               ==========  ==========  ==========  ==========  ========  ========
For the year ended July
 31, 1995:
  Shares issued.........       $1,597,046   1,597,046  $  900,697     900,697  $ 99,365    99,365
  Dividends reinvested..            5,036       5,036       2,103       2,103       311       311
  Shares redeemed.......       (1,561,740) (1,561,740)   (880,465)   (880,465) (102,959) (102,959)
                               ----------  ----------  ----------  ----------  --------  --------
  Net increase
   (decrease)...........       $   40,342      40,342  $   22,335      22,335  $ (3,283)   (3,283)
                               ==========  ==========  ==========  ==========  ========  ========

--------
(a) Effective April 1, 1996, the Funds' existing shares, which were previously unclassified, were designated Premier Shares, and the Fund commenced offering Classic Shares.

5. RELATED PARTY TRANSACTIONS:

 Investment advisory services are provided to each of the Funds by AmSouth. Under the terms of the investment advisory agreement, AmSouth is entitled to receive fees based on a percentage of the average net assets of each of the Funds.

 BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio Limited Partnership, and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") are subsidiaries of the BISYS Group, Inc.

 ASO Services Company, a wholly-owned subsidiary of The BISYS Group, Inc., serves the Funds as administrator. BISYS, with whom certain officers and trustees of the Trust are affiliated, serves the Funds as sub-administrator. Such officers and trustees are paid no fees directly by the Funds for serving as officers and

                                   Continued

AMSOUTH MUTUAL FUNDS

                                 July 31, 1996

 trustees of the Trust. Prior to April 1, 1996, BISYS served the Funds as administrator. Under the terms of the administration agreement, ASO Services Company's fees are computed daily as 0.20% of the average net assets of each of the Funds. The terms of the current administration agreement are substantially the same as the former administration agreement. BISYS also serves as the Funds' distributor and is entitled to receive commissions on sales of shares of the variable net asset value funds. For the year ended July 31, 1996, BISYS received $1,093,457 from commissions earned on sales of shares of the Funds' variable net asset value funds of which $1,071,932 was reallowed to AmSouth, an investment dealer of the Funds' shares and other dealers of the Funds' shares. BISYS receives no fees from the Funds for providing distribution services to money market funds. BISYS Ohio serves the Funds as Transfer Agent and Mutual Fund Accountant. Under the terms of the Transfer Agent and Accounting Agreement, the Company's fees are based on the number of shareholders and as a percentage of average net assets, respectively.

 Fees may be voluntarily reduced to assist the Funds in maintaining competitive expense ratios. Information regarding these transactions is as follows for the year ended July 31, 1996 (amounts in thousands):

                             INVESTMENT ADVISORY FEES
                         --------------------------------
                          ANNUAL FEE AS                                     SHAREHOLDER
                         A PERCENTAGE OF                   ADMINISTRATION  SERVICING FEES TRANSFER AGENT
                          AVERAGE DAILY  FEES VOLUNTARILY FEES VOLUNTARILY  VOLUNTARILY   AND MUTUAL FUND
                           NET ASSETS        REDUCED          REDUCED         REDUCED     ACCOUNTANT FEES
                         --------------- ---------------- ---------------- -------------- ---------------
Prime Obligations Fund..      0.40%            $ --             $ --            $63            $440
U.S. Treasury Fund......      0.40%              --               --              7             272
Tax-Exempt Fund.........      0.40%             133               --              7              67
Bond Fund...............      0.65%             165               88             --              89
Limited Maturity Fund...      0.65%              87               47             --              54
Government Income Fund..      0.65%              61               18             --              31
Florida Tax-Free Fund...      0.65%             171               49             --              48
Equity Fund.............      0.80%              --              309             --             244
Regional Equity Fund....      0.80%               1               67             --              78
Balanced Fund...........      0.80%             169              260             --             237

6. ELIGIBLE DISTRIBUTIONS: (UNAUDITED)

 The AmSouth Mutual Funds designate the following eligible distributions for the dividends received deductions for corporations for the year ended July 31, 1996:

                                                               REGIONAL
                                                        EQUITY  EQUITY  BALANCED
                                                         FUND    FUND     FUND
                                                        ------ -------- --------
  Dividend Income (000)................................ $8,258  $1,583   $4,562
  Dividend Income Per Share............................ $0.281  $0.213   $0.145


                                   Continued

AMSOUTH MUTUAL FUNDS

                                 July 31, 1996

7. EXEMPT-INTEREST INCOME DESIGNATIONS (UNAUDITED):

 The AmSouth Mutual Funds designate the following exempt-interest dividends for the taxable year ended July 31, 1996:

                                                                FLORIDA   TAX
                                                                TAX-FREE EXEMPT
                                                                  FUND    FUND
                                                                -------- ------
  Exempt-Interest Dividends (000)..............................  $2,107  $2,065
  Exempt-Interest Dividends Per Share..........................   0.449      --
  Exempt-Interest Dividends Per Share--Classic Shares..........      --   0.031
  Exempt-Interest Dividends Per Share--Premier Shares..........      --   0.010

 The percentage break-down of the exempt-interest income by state for the Tax Exempt Fund's taxable year ended July 31, 1996 was as follows:

  Alabama.................................................................. 9.2%
  Arizona.................................................................. 3.5
  California............................................................... 0.6
  Colorado................................................................. 1.7
  Connecticut.............................................................. 4.0
  Delaware................................................................. 2.7
  District of Columbia..................................................... 0.3
  Florida.................................................................. 5.4
  Georgia.................................................................. 6.5
  Hawaii................................................................... 1.4
  Illinois................................................................. 7.2
  Indiana.................................................................. 0.2
  Iowa..................................................................... 1.6
  Kansas................................................................... 0.4
  Louisiana................................................................ 3.2
  Maryland................................................................. 0.2
  Massachusetts............................................................ 0.5
  Michigan................................................................. 0.9
  Minnesota................................................................ 0.7
  Mississippi.............................................................. 0.2
  Missouri................................................................. 8.1
  Nebraska................................................................. 3.1
  Nevada................................................................... 0.3
  New Jersey............................................................... 0.4
  New York................................................................. 3.6
  North Carolina........................................................... 0.4
  Ohio..................................................................... 0.1

                                   Continued

AMSOUTH MUTUAL FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                                 July 31, 1996

  Oregon.................................................................   2.3%
  Pennsylvania...........................................................   2.1
  South Carolina.........................................................   1.8
  Tennessee..............................................................   6.1
  Texas..................................................................  16.0
  Utah...................................................................   0.9
  Virginia...............................................................   1.0
  Washington.............................................................   2.3
  West Virginia..........................................................   1.0
  Wisconsin..............................................................   0.1
                                                                          -----
  Total.................................................................. 100.0%
                                                                          =====

8. FEDERAL INCOME TAX INFORMATION:

 The following table presents capital gain dividend distributions from long-term capital gains for the following Funds for the year ended July 31, 1996 (amounts in thousands):

  Bond Fund.............................................................. $  173
  Florida Tax-Free Fund..................................................     20
  Equity Fund............................................................  9,256
  Regional Equity Fund...................................................    756
  Balanced Fund..........................................................  6,408

 At July 31, 1996, the following Funds have capital loss carryforwards which are available to offset future capital gains, if any (amounts in thousands):

                                                                 AMOUNT EXPIRES
                                                                 ------ -------
  Prime Obligations Fund........................................  $  9   2001
  Bond Fund.....................................................    28   2004
  Limited Maturity Fund.........................................   478   2002
  Limited Maturity Fund.........................................   730   2003
  Limited Maturity Fund.........................................     4   2004
  Government Income Fund........................................   165   2003
  Government Income Fund........................................   239   2004

 Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the fiscal year ended July 31, 1997. The following Funds had such losses (amounts in thousands):

  Bond Fund................................................................ $112
  Limited Maturity Fund....................................................  241
  Government Income Fund...................................................  188

AMSOUTH MUTUAL FUNDS

                             FINANCIAL HIGHLIGHTS

                                           PRIME OBLIGATIONS FUND
                         --------------------------------------------------------------------
                                             YEAR ENDED JULY 31,
                         --------------------------------------------------------------------
                                  1996                   1995      1994      1993      1992
                         --------------------------    --------  --------  --------  --------
                         CLASSIC (A)    PREMIER (A)
                         -----------    -----------
NET ASSET VALUE,
 BEGINNING OF PERIOD....  $  1.000       $  1.000      $  1.000  $  1.000  $  1.000  $  1.000
                          --------       --------      --------  --------  --------  --------
INVESTMENT ACTIVITIES
 Net investment income..     0.050          0.016         0.050     0.029     0.027     0.042
                          --------       --------      --------  --------  --------  --------
DISTRIBUTIONS
 Net investment income..    (0.050)        (0.016)       (0.050)   (0.029)   (0.027)   (0.042)
                          --------       --------      --------  --------  --------  --------
NET ASSET VALUE, END OF
 PERIOD.................  $  1.000       $  1.000      $  1.000  $  1.000  $  1.000  $  1.000
                          ========       ========      ========  ========  ========  ========
Total Return............      5.07%(d)       5.10%         5.14%     2.94%     2.76%     4.28%
RATIOS/SUPPLEMENTAL
 DATA:
 Net Assets at end of
  period (000)..........  $125,075       $478,542      $617,673  $577,331  $456,428  $457,511
 Ratio of expenses to
  average net assets....      0.72%          0.71%(b)      0.69%     0.70%     0.71%     0.71%
 Ratio of net investment
  income to average net
  assets................      5.08%          4.71%(b)      5.04%     2.92%     2.73%     4.08%
 Ratio of expenses to
  average net assets*...      0.87%           (c)           (c)       (c)       (c)       (c)
 Ratio of net investment
  income to average net
  assets*...............      4.93%           (c)           (c)       (c)       (c)       (c)

--------
  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Effective April 1, 1996, the Fund's existing shares, which were previously unclassified, were designated as Premier Shares, and the Fund commenced offering Classic Shares.
(b) Annualized.
(c) There were no waivers during the period.
(d) Represents total return for the Premier Shares for the period from August 1, 1995 to March 31, 1995 plus the total return for the Classic Shares for the period from April 1, 1996 to July 31, 1996.

                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                             FINANCIAL HIGHLIGHTS

                                             U.S. TREASURY FUND
                         -------------------------------------------------------------------
                                             YEAR ENDED JULY 31,
                         -------------------------------------------------------------------
                                  1996                  1995      1994      1993      1992
                         -------------------------    --------  --------  --------  --------
                         CLASSIC (A)   PREMIER (A)
                         -----------   -----------
NET ASSET VALUE,
 BEGINNING OF PERIOD....   $ 1.000      $  1.000      $  1.000  $  1.000  $  1.000  $  1.000
                           -------      --------      --------  --------  --------  --------
INVESTMENT ACTIVITIES
 Net investment income..     0.048         0.015         0.048     0.028     0.027     0.041
                           -------      --------      --------  --------  --------  --------
DISTRIBUTIONS
 Net investment income..    (0.048)       (0.015)       (0.048)   (0.028)   (0.027)   (0.041)
                           -------      --------      --------  --------  --------  --------
NET ASSET VALUE, END OF
 PERIOD.................   $ 1.000      $  1.000      $  1.000  $  1.000  $  1.000  $  1.000
                           =======      ========      ========  ========  ========  ========
Total Return............      4.90%(d)      4.93%         4.90%     2.80%     2.69%     4.15%
RATIOS/SUPPLEMENTAL
 DATA:
 Net Assets at end of
  period (000)..........   $12,263      $368,162      $322,939  $300,603  $404,473  $339,666
 Ratio of expenses to
  average net assets....      0.71%         0.72%(b)      0.70%     0.71%     0.72%     0.73%
 Ratio of net investment
  income to average net
  assets................      4.94%         4.54%(b)      4.81%     2.77%     2.66%     4.08%
 Ratio of expenses to
  average net assets*...      0.86%          (c)           (c)       (c)       (c)       (c)
 Ratio of net investment
  income to average net
  assets*...............      4.79%          (c)           (c)       (c)       (c)       (c)

--------
  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Effective April 1, 1996, the Fund's existing shares, which were previously unclassified, were designated as Premier Shares, and the Fund commenced offering Classic Shares.
(b) Annualized.
(c) There were no waivers during the period.
(d) Represents total return for the Premier Shares for the period from August 1, 1995 to March 31, 1995 plus the total return for the Classic Shares for the period from April 1, 1996 to July 31, 1996.

                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                              FINANCIAL HIGHLIGHTS

                                             TAX EXEMPT FUND
                         --------------------------------------------------------------
                                           YEAR ENDED JULY 31,
                         --------------------------------------------------------------
                                  1996                1995     1994     1993     1992
                         -------------------------   -------  -------  -------  -------
                         CLASSIC (a)   PREMIER (a)
                         -----------   -----------
NET ASSET VALUE,
 BEGINNING OF PERIOD....   $ 1.000       $ 1.000     $ 1.000  $ 1.000  $ 1.000  $ 1.000
                           -------       -------     -------  -------  -------  -------
INVESTMENT ACTIVITIES
 Net investment income..     0.031         0.010       0.032    0.019    0.021    0.030
                           -------       -------     -------  -------  -------  -------
DISTRIBUTIONS
 Net investment income..    (0.031)       (0.010)     (0.032)  (0.019)  (0.021)  (0.030)
                           -------       -------     -------  -------  -------  -------
NET ASSET VALUE, END OF
 PERIOD.................   $ 1.000       $ 1.000     $ 1.000  $ 1.000  $ 1.000  $ 1.000
                           =======       =======     =======  =======  =======  =======
Total Return............      3.12%(c)      3.15%       3.22%    1.95%    2.16%    3.12%
RATIOS/SUPPLEMENTAL
 DATA:
 Net Assets at end of
  period (000)..........   $17,116       $43,611     $57,640  $60,923  $48,151  $38,392
 Ratio of expenses to
  average net assets....      0.54%         0.58%(b)    0.54%    0.57%    0.49%    0.65%
 Ratio of net investment
  income to average net
  assets................      3.16%         2.93%(b)    3.15%    1.93%    2.12%    2.98%
 Ratio of expenses to
  average net assets*...      0.69%         0.78%(b)    0.74%    0.77%    0.78%    0.77%
 Ratio of net investment
  income to average net
  assets*...............      3.01%         2.73%(b)    2.95%    1.73%    1.83%    2.86%

--------
  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Effective April 1, 1996, the Fund's existing shares, which were previously unclassified, were designated as Premier Shares, and the Fund commenced offering Classic Shares.
(b) Annualized.
(c) Represents the total return for the Premier Shares for the period from August 1, 1995 to March 31, 1995 plus the total return for the Classic Shares for the period from April 1, 1996 to July 31, 1996.

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                              FINANCIAL HIGHLIGHTS

                                                 BOND FUND
                                  --------------------------------------------
                                            YEAR ENDED JULY 31,
                                  --------------------------------------------
                                    1996     1995     1994     1993     1992
                                  --------  -------  -------  -------  -------
NET ASSET VALUE, BEGINNING OF
 PERIOD.......................... $  10.83  $ 10.59  $ 11.29  $ 11.29  $ 10.42
                                  --------  -------  -------  -------  -------
INVESTMENT ACTIVITIES
 Net investment income...........     0.65     0.69     0.69     0.71     0.74
 Net realized and unrealized
  gains (losses) from
  investments....................    (0.18)    0.28    (0.66)    0.33     0.91
                                  --------  -------  -------  -------  -------
  Total from Investment
   Activities....................     0.47     0.97     0.03     1.04     1.65
                                  --------  -------  -------  -------  -------
DISTRIBUTIONS
 Net investment income...........    (0.65)   (0.69)   (0.70)   (0.71)   (0.73)
 Net realized gains..............       --    (0.04)   (0.03)   (0.33)   (0.05)
 In excess of net realized gains.    (0.11)      --       --       --       --
                                  --------  -------  -------  -------  -------
  Total Distributions............    (0.76)   (0.73)   (0.73)   (1.04)   (0.78)
                                  --------  -------  -------  -------  -------
NET ASSET VALUE, END OF PERIOD... $  10.54  $ 10.83  $ 10.59  $ 11.29  $ 11.29
                                  ========  =======  =======  =======  =======
Total Return (excludes sales
 charge).........................     4.40%    9.70%    0.23%    9.80%   16.41%
RATIOS/SUPPLEMENTAL DATA:
 Net Assets at end of period
  (000).......................... $132,737  $94,671  $79,472  $65,777  $60,156
 Ratio of expenses to average net
  assets.........................     0.75%    0.75%    0.78%    0.78%    0.82%
 Ratio of net investment income
  to average
  net assets.....................     6.12%    6.63%    6.31%    6.37%    6.94%
 Ratio of expenses to average net
  assets*........................     0.98%    0.98%    1.01%    1.01%    1.01%
 Ratio of net investment income
  to average
  net assets*....................     5.89%    6.40%    6.08%    6.14%    6.75%
Portfolio turnover...............     9.60%   17.70%   30.90%   14.98%  240.64%

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                              FINANCIAL HIGHLIGHTS

                                            LIMITED MATURITY FUND
                                   -------------------------------------------
                                             YEAR ENDED JULY 31,
                                   -------------------------------------------
                                    1996     1995     1994     1993     1992
                                   -------  -------  -------  -------  -------
NET ASSET VALUE, BEGINNING OF
 PERIOD........................... $ 10.41  $ 10.23  $ 10.81  $ 10.81  $ 10.44
                                   -------  -------  -------  -------  -------
INVESTMENT ACTIVITIES
 Net investment income............    0.58     0.58     0.54     0.60     0.70
 Net realized and unrealized gains
  (losses) from investments.......   (0.10)    0.17    (0.45)    0.09     0.45
                                   -------  -------  -------  -------  -------
  Total from Investment
   Activities.....................    0.48     0.75     0.09     0.69     1.15
                                   -------  -------  -------  -------  -------
DISTRIBUTIONS
 Net investment income............   (0.57)   (0.57)   (0.54)   (0.61)   (0.69)
 In excess of net investment
  income..........................   (0.01)     --       --       --       --
 Net realized gains...............     --       --       --     (0.08)   (0.09)
 In excess of net realized gains..     --       --     (0.13)     --       --
                                   -------  -------  -------  -------  -------
  Total Distributions.............   (0.58)   (0.57)   (0.67)   (0.69)   (0.78)
                                   -------  -------  -------  -------  -------
NET ASSET VALUE, END OF PERIOD.... $ 10.31  $ 10.41  $ 10.23  $ 10.81  $ 10.81
                                   =======  =======  =======  =======  =======
Total Return (excludes sales
 charge)..........................    4.74%    7.65%    0.77%    6.72%   11.48%
RATIOS/SUPPLEMENTAL DATA:
 Net Assets at end of period
  (000)........................... $46,005  $59,798  $51,660  $53,933  $38,206
 Ratio of expenses to average net
  assets..........................    0.76%    0.80%    0.79%    0.69%    0.68%
 Ratio of net investment income to
  average net assets..............    5.48%    5.69%    5.05%    5.67%    6.78%
 Ratio of expenses to average net
  assets*.........................    0.99%    1.03%    1.02%    1.03%    1.03%
 Ratio of net investment income to
  average net assets*.............    5.25%    5.46%    4.82%    5.33%    6.43%
Portfolio turnover................   29.56%   38.11%   48.06%  141.27%   35.64%

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                             FINANCIAL HIGHLIGHTS

                                GOVERNMENT INCOME FUND              FLORIDA TAX-FREE FUND
                         -------------------------------------  -----------------------------
                         YEAR ENDED YEAR ENDED OCTOBER 1, 1993  YEAR ENDED SEPTEMBER 30, 1994
                          JULY 31,   JULY 31,    TO JULY 31,     JULY 31,     TO JULY 31,
                            1996       1995        1994(a)         1996         1995(a)
                         ---------- ---------- ---------------  ---------- ------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD.........  $  9.54    $  9.48       $ 10.00       $ 10.32        $ 10.00
                          -------    -------       -------       -------        -------
INVESTMENT ACTIVITIES
 Net investment income..     0.66       0.68          0.54          0.45           0.34
 Net realized and
  unrealized gains
  (losses) from invest-
  ments.................    (0.20)      0.08         (0.57)        (0.01)          0.30
                          -------    -------       -------       -------        -------
  Total from Investment
   Activities...........     0.46       0.76         (0.03)         0.44           0.64
                          -------    -------       -------       -------        -------
DISTRIBUTIONS
 Net investment income..    (0.59)     (0.70)        (0.33)        (0.45)         (0.32)
 Net realized gains.....      --         --            --          (0.01)           --
 Tax return of capital..    (0.01)       --          (0.16)          --             --
                          -------    -------       -------       -------        -------
  Total Distributions...    (0.60)     (0.70)        (0.49)        (0.46)         (0.32)
                          -------    -------       -------       -------        -------
NET ASSET VALUE, END OF
 PERIOD.................  $  9.40    $  9.54       $  9.48       $ 10.30        $ 10.32
                          =======    =======       =======       =======        =======
Total Return (excludes
 sales charge)..........     4.91%      8.43%        (0.26%)(c)     4.24%          6.53%(c)
RATIOS/SUPPLEMENTAL DA-
 TA:
 Net Assets at end of
  period (000)..........  $15,752    $16,679       $15,465       $48,869        $48,333
 Ratio of expenses to
  average net assets....     0.65%      0.58%         0.37%(b)      0.59%          0.70%(b)
 Ratio of net investment
  income to average net
  assets................     6.81%      7.18%         6.56%(b)      4.33%          4.16%(b)
 Ratio of expenses to
  average net assets*...     1.10%      1.19%         1.22%(b)      1.04%          1.01%(b)
 Ratio of net investment
  income to average net
  assets*...............     6.36%      6.57%         5.71%(b)      3.88%          3.86%(b)
Portfolio turnover......    78.31%     27.32%       122.94%        12.21%          2.33%

--------
  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Annualized.
(c) Not annualized.

                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                             FINANCIAL HIGHLIGHTS

                                               EQUITY FUND
                               ------------------------------------------------
                                           YEAR ENDED JULY 31,
                               ------------------------------------------------
                                 1996      1995      1994      1993      1992
                               --------  --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF
 PERIOD......................  $  16.75  $  14.82  $  14.38  $  13.40  $  12.57
                               --------  --------  --------  --------  --------
INVESTMENT ACTIVITIES
 Net investment income.......      0.33      0.33      0.28      0.28      0.32
 Net realized and unrealized
  gains from investments.....      1.48      2.39      0.83      1.48      1.20
                               --------  --------  --------  --------  --------
  Total from Investment
   Activities................      1.81      2.72      1.11      1.76      1.52
                               --------  --------  --------  --------  --------
DISTRIBUTIONS
 Net investment income.......     (0.33)    (0.32)    (0.28)    (0.29)    (0.33)
 Net realized gains..........     (0.61)    (0.47)    (0.39)    (0.49)    (0.36)
                               --------  --------  --------  --------  --------
  Total Distributions........     (0.94)    (0.79)    (0.67)    (0.78)    (0.69)
                               --------  --------  --------  --------  --------
NET ASSET VALUE, END OF
 PERIOD......................  $  17.62  $  16.75  $  14.82  $  14.38  $  13.40
                               ========  ========  ========  ========  ========
Total Return (excludes sales
 charge).....................     11.09%    19.27%     7.90%    13.81%    12.94%
RATIOS/SUPPLEMENTAL DATA:
 Net Assets at end of period
  (000)......................  $374,622  $275,757  $205,611  $153,074  $107,934
 Ratio of expenses to average
  net assets.................      1.02%     1.03%     0.94%     0.95%     1.01%
 Ratio of net investment
  income to average
  net assets.................      1.86%     2.17%     1.93%     2.08%     2.50%
 Ratio of expenses to average
  net assets*................      1.11%     1.11%     1.11%     1.13%     1.15%
 Ratio of net investment
  income to average
  net assets*................      1.77%     2.09%     1.76%     1.90%     2.36%
Portfolio turnover...........     19.11%    19.46%    11.37%    15.12%   113.12%
Average commission rate (a)..  $ 0.0700       --        --        --        --

--------
  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                             FINANCIAL HIGHLIGHTS

                                            REGIONAL EQUITY FUND
                                   -------------------------------------------
                                             YEAR ENDED JULY 31,
                                   -------------------------------------------
                                    1996     1995     1994     1993     1992
                                   -------  -------  -------  -------  -------
NET ASSET VALUE, BEGINNING OF
 PERIOD........................... $ 18.94  $ 16.68  $ 16.74  $ 14.86  $ 13.44
                                   -------  -------  -------  -------  -------
INVESTMENT ACTIVITIES
 Net investment income............    0.26     0.23     0.23     0.19     0.23
 Net realized and unrealized gains
  from investments................    2.20     2.26     0.58     2.09     2.34
                                   -------  -------  -------  -------  -------
  Total from Investment
   Activities.....................    2.46     2.49     0.81     2.28     2.57
                                   -------  -------  -------  -------  -------
DISTRIBUTIONS
 Net investment income............   (0.26)   (0.23)   (0.23)   (0.20)   (0.23)
 Net realized gains...............   (0.19)      --    (0.41)   (0.20)   (0.92)
 In excess of net realized gains..      --       --    (0.23)      --       --
                                   -------  -------  -------  -------  -------
  Total Distributions.............   (0.45)   (0.23)   (0.87)   (0.40)   (1.15)
                                   -------  -------  -------  -------  -------
NET ASSET VALUE, END OF PERIOD.... $ 20.95  $ 18.94  $ 16.68  $ 16.74  $ 14.86
                                   =======  =======  =======  =======  =======
Total Return (excludes sales
 charge)..........................   13.10%   15.10%    4.87%   15.53%   20.66%
RATIOS/SUPPLEMENTAL DATA:
 Net Assets at end of period
  (000)........................... $93,584  $68,501  $54,744  $41,347  $15,707
 Ratio of expenses to average net
  assets..........................    1.05%    1.07%    0.79%    0.80%    0.91%
 Ratio of net investment income to
  average net assets..............    1.30%    1.35%    1.36%    1.17%    1.61%
 Ratio of expenses to average net
  assets*.........................    1.13%    1.15%    1.24%    1.28%    1.36%
 Ratio of net investment income to
  average net assets*.............    1.22%    1.27%    0.90%    0.69%    1.16%
Portfolio turnover................    8.22%   14.25%    5.83%   10.22%   24.99%
Average commission rate paid (a).. $0.0827       --       --       --       --

--------
  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                             FINANCIAL HIGHLIGHTS

                                             BALANCED FUND
                         ---------------------------------------------------------
                                 YEAR ENDED JULY 31,             DECEMBER 19, 1991
                         --------------------------------------     TO JULY 31,
                           1996      1995      1994      1993         1992(a)
                         --------  --------  --------  --------  -----------------
NET ASSET VALUE,
 BEGINNING OF PERIOD.... $  12.76  $  11.81  $  11.86  $  11.12      $  10.00
                         --------  --------  --------  --------      --------
INVESTMENT ACTIVITIES
 Net investment income..     0.47      0.47      0.42      0.44          0.27
 Net realized and
  unrealized gains from
  investments...........     0.58      1.24      0.18      0.80          1.09
                         --------  --------  --------  --------      --------
  Total from Investment
   Activities...........     1.05      1.71      0.60      1.24          1.36
                         --------  --------  --------  --------      --------
DISTRIBUTIONS
 Net investment income..    (0.47)    (0.46)    (0.42)    (0.45)        (0.24)
 Net realized gains.....    (0.31)    (0.30)    (0.23)    (0.05)          --
                         --------  --------  --------  --------      --------
  Total Distributions...    (0.78)    (0.76)    (0.65)    (0.50)        (0.24)
                         --------  --------  --------  --------      --------
NET ASSET VALUE, END OF
 PERIOD................. $  13.03  $  12.76  $  11.81  $  11.86      $  11.12
                         ========  ========  ========  ========      ========
Total Return (excludes
 sales charge)..........     8.37%    15.27%     5.13%    11.47%        13.71%(c)
RATIOS/SUPPLEMENTAL
 DATA:
 Net Assets at end of
  period (000).......... $338,425  $295,509  $236,306  $179,134      $143,813
 Ratio of expenses to
  average net assets....     0.98%     0.94%     0.84%     0.84%         0.83%(b)
 Ratio of net investment
  income to average net
  assets................     3.61%     3.91%     3.56%     3.90%         4.45%(b)
 Ratio of expenses to
  average net assets*...     1.11%     1.12%     1.11%     1.12%         1.17%(b)
 Ratio of net investment
  income to average net
  assets*...............     3.48%     3.73%     3.28%     3.62%         4.10%(b)
Portfolio turnover......    20.47%    16.97%    14.43%    11.09%        23.18%
Average commission rate
 paid (d)...............  $0.7727       --        --        --            --

--------
  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Annualized.
(c) Not annualized.
(d) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

                      See notes to financial statements.

                                    APPENDIX

         Commercial Paper Ratings. Commercial paper ratings of Standard & Poor's Corporation ("S&P") are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Commercial paper rated A-2 by S&P indicates that capacity for timely payment on issues is strong. However, the relative degree of safety is not as high as for issues designated A-1. Commercial paper rated A-3 indicates capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Commercial paper rated B is regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities. Commercial paper rated D represents an issue either in default or expected to be in default upon maturity.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of Prime-1 rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained. Issuers rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained. Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Commercial paper rated F-1 by Fitch Investors Service ("Fitch") is regarded as having the strongest degree of assurance for timely payments. Commercial paper rated F-2 by Fitch is regarded as having an assurance of timely payment only slightly less than the strongest rating, i.e., F-1. Commercial paper rated F-3 has a satisfactory degree of assurance for timely payment but the margin of safety is not as great as the two higher categories. Issues rated F-4 have characteristics suggesting that the degree of assurance for timely payment is minimal and is susceptible to near term adverse change due to less favorable financial or economic conditions. The plus (+) sign is used after a rating symbol to designate the relative position of an issuer within the rating category.

Corporate Debt and State and Municipal Bond Ratings.

         Standard & Poor's Corporation. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas, it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in the higher rated categories.

         To provide more detailed indications of credit quality, the ratings from AA to A may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

         Moody's Investor Services. Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds that are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future. Bonds that are rated Baa are considered medium grade obligations; they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Moody's applies numerical modifiers (1, 2, and 3) with respect to bonds rated Aa, A or Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

Other Ratings of Municipal Obligations

         The following summarizes the two highest ratings used by Moody's ratings for state and municipal short-term obligations. Obligations bearing MIG-1 and VMIG-1 designations are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Obligations rated "MIG-2" or "VMIG-2" denote high quality with ample margins of protection although not so large as in the preceding rating group.

         S&P SP-1 and SP-2 municipal note rating (the two highest ratings assigned) are described as follows:

         "SP-1" Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

         "SP-2" Satisfactory capacity to pay principal and interest.

Preferred Stock Ratings

         The following summarizes the three highest ratings used by Moody's for preferred stock:

         "aaa" An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

         "aa" An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

         "a" An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

         The following summarizes the three highest ratings used by Standard & Poor's for preferred stock:

         "AAA" This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

         "AA" A preferred stock issue rated "AA" also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA".

         "A" An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

                    Part C of Post-Effective Amendment No. 19
                                       to
                             Registration Statement
                                       of
                              AMSOUTH MUTUAL FUNDS


PART C.  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements.

              All required financial statements are included in Parts A and B hereof.

     (b)  Exhibits:


                  (1) Amended Declaration of Trust, dated as of June 25, 1993 and filed on August 19, 1993 -- incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).


                  (2)      (a)   By-laws -- incorporated by reference to the
                                 Registrant's initial Registration Statement on
                                 Form N-1A (File No. 33-21660).

                           (b) Amendment No. 1 to By-laws -- incorporated by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

                  (3)      None.

                  (4)      (a)   Article III, Sections 4 and 5; Article IV,
                                 Sections 1 and 6; Article V; Article VIII,
                                 Section 4; and Article IX, Sections 1, 4 and 7 of the Amended Declaration of Trust -- incorporated by reference to Post-Effective
                                 Amendment No. 11 to the Registrant's
                                 Registration Statement on Form N-1A (File No.
                                 33-21660).

                           (b) Article 11 of The By-laws -- incorporated by reference to the Registrant's initial Registration Statement on Form N-1A (File No. 33-21660).

                           (c) Amendment No. 1 to By-laws -- incorporated by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

                  (5)      (a)      Investment Advisory Agreement dated as of
                                    August 1, 1988 between the Registrant and
                                    AmSouth Bank N.A. -- incorporated by
                                    reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).


                           (b) Amendment No. 1 dated as of December 5, 1989 to Investment Advisory Agreement dated as of August 1, 1988 between the Registrant and AmSouth Bank N.A. --incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

                           (c) Amended Schedule to the Investment Advisory Agreement between the Registrant and AmSouth Bank N.A. with respect to the Florida Tax-Free Fund -- incorporated by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

                           (d) Investment Advisory Agreement between the Group and AmSouth Bank N.A. dated as of January 20, 1989 with respect to the ASO Outlook Group Limited Maturity Fund --incorporated by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

                           (e) Amendment No. 1 dated as of December 5, 1989 to the Investment Advisory Agreement dated as of January 20, 1989 between the Registrant and AmSouth Bank, N.A. -- incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

                  (6)      (a)      Distribution Agreement dated as of October
                                    1, 1993 between the Registrant and The
                                    Winsbury Company) -- incorporated by
                                    reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

                           (b) Amended Schedule to the Distribution Agreement between the Registrant and The Winsbury Company with respect to the Florida Tax-Free Fund -- incorporated by reference to Post- Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).


                           (c) Dealer Agreement between The Winsbury Company and AmSouth Investment Services, Inc. -- incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

                           (d) Dealer Agreement between The Winsbury Company and National Financial Services Corporation -- incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

                           (e) Dealer Agreement between The Winsbury Company and AmSouth Bank N.A. -- incorporated by reference to Post- Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

                  (7)      None.

                  (8)      (a)      Custodial Services Agreement dated as of May
                                    25, 1995 between the Registrant and Bank of California, N.A. -- incorporated by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).


                           (b) Form of Custodian Agreement between the Registrant and AmSouth Bank of Alabama is filed herewith.

                  (9)      (a)      Management and Administration Agreement
                                    dated as of April 1, 1996 between the
                                    Registrant and ASO Services Company is filed herewith.

                           (b) Sub-Administration Agreement between ASO Services Company and AmSouth Bank of Alabama is filed herewith.

                           (c) Sub-Administration Agreement between ASO Services Company and BISYS is filed herewith.

                           (d) Transfer Agency and Shareholder Service Agreement dated as of January 16, 1989 between the Registrant and The Winsbury Service Corporation) -- incorporated by reference to Post- Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

                           (e) Amended Schedule D dated as of April 5, 1993 to the Transfer Agency and Shareholder Services Agreement between the Registrant and The Winsbury Service Corporation -- incorporated by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

                           (f) Amended Schedule to the Transfer Agency and Shareholder Services Agreement between the Registrant and The Winsbury Service Corporation with respect to the Florida Tax-Free Fund -- incorporated by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

                           (g) Fund Accounting Agreement dated as of April 1, 1996 between the Registrant and BISYS Fund Services is filed herewith.



                  (10) Opinion of Ropes & Gray -- incorporated by reference to Pre- Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

                  (11)     (a)      Consent of Coopers & Lybrand L.L.P. is filed
                                    herewith.

                           (b)      Consent of Ropes & Gray is filed herewith.

                  (12)     None.

                  (13)     (a)      Purchase Agreement between the Registrant
                                    and Winsbury Associates incorporated by
                                    reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

                           (b) Purchase Agreement between the Registrant and Winsbury Associates dated October 31, 1991 incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

                           (c) Purchase Agreement between the Registrant and Winsbury Associates relating to the Alabama Tax-Free Fund and the Government Income Fund is incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

                           (d) Purchase Agreement between the Registrant and Winsbury Service Corporation relating to the Florida Tax-Free Fund is incorporated by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

                  (14)     None.

                  (15)     None.

                  (16) Performance Calculation Schedules are incorporated by reference to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

                  (17)     (a)      Financial Data Schedule for the AmSouth
                                    Prime Obligations Fund - Premier Shares

                           (b) Financial Data Schedule for the AmSouth U.S. Treasury Fund - Premier Shares

                           (c) Financial Data Schedule for the AmSouth Tax Exempt Fund - Premier Shares


                           (d) Financial Data Schedule for the AmSouth Prime Obligations Fund -- Classic Shares

                           (e) Financial Data Schedule for the AmSouth U.S. Treasury Fund -- Classic Shares

                           (f) Financial Data Schedule for the AmSouth Tax-Exempt Fund -- Classic Shares

                           (g)      Financial Data Schedule for the AmSouth
                                    Equity Fund

                           (h) Financial Data Schedule for the AmSouth Regional Equity Fund

                           (i) Financial Data Schedule for the AmSouth Balanced Fund

                           (j)      Financial Data Schedule for the AmSouth Bond
                                    Fund

                           (k) Financial Data Schedule for the AmSouth Limited Maturity Fund

                           (l) Financial Data Schedule for the AmSouth Government Income Fund

                           (m) Financial Data Schedule for the AmSouth Florida Tax-Free Fund

                  (18)     (a)      Multiple Class Plan for the AmSouth Prime
                                    Obligations Fund, the AmSouth U.S. Treasury
                                    Fund and the AmSouth Tax Exempt Fund is
                                    incorporated by reference to Exhibit 18(a) to Post-Effective Amendment No. 18 to the
                                    Registrant's Registration Statement on Form
                                    N-1A (File No. 33-21660).


                           (b) Shareholder Servicing Plan for AmSouth Mutual Funds adopted by the Board of Trustees on December 6, 1995 is incorporated by reference to Exhibit 18(b) to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

                           (c) Model Shareholder Servicing Agreement for AmSouth Mutual Funds adopted by the Board of Trustees on December 6, 1995 is incorporated by reference to Exhibit 18(c) to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

-------------

Item 25.     Persons Controlled By or Under Common Control with
             Registrant


             As of the effective date of this Registration Statement, there are no persons controlled by or under common control with the Registrant's Prime Obligations Fund, Equity Fund, Regional Equity Fund, U.S. Treasury Fund, Tax Exempt Fund, Bond Fund, Limited Maturity Fund, Municipal Bond Fund, Government Income Fund, Florida Tax-Free Fund, or Balanced Fund.


Item 26.     Number of Holders of Securities


             As of November 1, 1996, the number of record holders of the Registrant's respective series of shares were as follows:


                                                                    Number of
             Title of Series                                      Record Holders
             ---------------                                      --------------


             Prime Obligations Fund  -- Premier Shares                  8

             U.S. Treasury Fund  -- Premier Shares                      9

             Tax Exempt Fund -- Premier Shares                          4

             Prime Obligations Fund -- Classic Shares                  26

             U.S. Treasury Fund -- Classic Shares                      13

             Tax-Exempt Fund -- Classic Shares                         16

             Equity Fund                                            2,874

             Regional Equity Fund                                   3,163

             Bond Fund                                                378

             Limited Maturity Fund                                    164

             Municipal Bond Fund                                   10,031

             Balanced Fund                                          2,783

             Government Income Fund                                   534

             Florida Tax-Free Fund                                     59



Item 27.     Indemnification

             Article VIII, Sections 1 and 2 of the Registrant's Declaration of Trust provides as follows:

             "Trustees, Officers, etc.

             Section 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered
             Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

                  Compromise Payment

                  Section 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reasons of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust and that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office."

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  Indemnification for the Group's principal underwriter is provided for in the Distribution Agreement incorporated herein by reference as Exhibits 6(a).

                  In addition, the Trust maintains a directors and officer liability insurance policy with a maximum coverage of $3,000,000.

Item 28.          Business and Other Connections of Investment Advisor.

                  AmSouth Bank of Alabama ("AmSouth") is the investment advisor of each Fund of the Trust. AmSouth is the principal bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-south region. AmSouth Bancorporation reported assets as of December 31, 1995 of $17.7 billion and operated 273 banking offices in Alabama, Florida, Georgia and Tennessee. AmSouth has provided investment management services through its Trust Investment Department since 1915. As of December 31, 1995, AmSouth and its affiliates had over $6.8 billion in assets under discretionary management and provided custody services for an additional $12.5 billion in securities. AmSouth is the largest provider of trust services in Alabama. AmSouth serves as administrator for over $12 billion in bond issues, and its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests.

                  There is set forth below information as to any other business, vocation or employment of a substantial nature (other than service in wholly-owned subsidiaries or the parent corporation of AmSouth Bank) in which each director or senior officer of the Registrant's investment adviser is, or at any time during the past two fiscal years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

Name and Position with             Other business, profession,
AmSouth Bank of Alabama            AmSouth Bank vocation, or employment
-----------------------            ------------------------------------

George W. Barber, Jr.              Chairman of the Board, Barber Dairies, Inc.,
Director                           39 Barber Ct., Birmingham, Alabama

William D. Biggs, Sr.              Partner, Carillon Beach, Panama City, Florida
Director

William J. Cabaniss, Jr.           President, Precision Grinding Inc.,
Director                           P.O. Box 19925, Birmingham, Alabama


M. Miller Gorrie                   Chairman, Brasfield and Gorrie General
Director                           Contractor Inc., 7916 2nd Avenue South,
                                   Birmingham, Alabama

James I. Harrison, Jr.             Chairman and Chief Executive Officer, Harco,
Director                           Inc., 3925 Rice Mine Road, Tuscaloosa,
                                   Alabama



Mrs. H. Taylor Morrisette          Chairman, HTM Investment & Development,
Director                           Inc., Mobile, Alabama


C. Dowd Ritter                     None
Director, and Chief Operating
Officer of the Board


Carl Albright, Jr.                 None
Executive Vice President
and Regional Executive


Michael C. Baker                   None
Senior Executive Vice President


Marie A. Bone                      None
Senior Vice President
and Regional Executive


Dennis J. Dill                     None
Executive Vice President
and Chief Accounting Officer

David B. Edmonds                         None
Executive Vice President

James W. Emison                          None
Executive Vice President

Sloan D. Gibson, IV                      None
Senior Executive Vice President


O.B. Grayson Hall, Jr.                   None
Executive Vice President

W. Charles Mayer, III                    None
Director and Senior Executive Vice
President

R. Craig Holley                          None
Senior Vice President
and Regional Executive


Item 29.          Principal Underwriter.


         (a) BISYS Fund Services, Limited Partnership ("BISYS Fund Services"), formerly The Winsbury Company, acts as distributor for the Registrant. BISYS Fund Services also distributes the securities of The HighMark Group, The Parkstone Group of Funds, The Victory Portfolios, The Sessions Group, the Conestoga Family of Funds, the American Performance Funds, The Arch Fund, Inc., the BB&T Mutual Funds Group, the Marketwatch Funds, The Coventry Group, The Pacific Capital Funds, the MMA Praxis Mutual Funds, The Riverfront Funds, Inc., the Qualivest Funds and the Summit Investment Trust, each of which is a management investment company. The parent of BISYS Fund Services is The BISYS Group, Inc.


         (b) Partners of BISYS Fund Services as of the date of this filing are as follows:

                           Positions and Offices with          Positions and
Name and Principal             BISYS Fund Services,             Offices with
Business Addresses             Limited Partnership             The Registrant
------------------             -------------------             --------------
BISYS Fund Services,               Sole General                     None
  Limited Partnership                Partner
3435 Stelzer Road
Columbus, OH  43219

WC Subsidiary                      Sole Limited                     None
  Corporation                        Partner
150 Clove Road
Little Falls, NJ 07424

The BISYS Group, Inc.             Sole Shareholder                  None
150 Clove Road
Little Falls, NJ 07424

Item 30.          Location of Accounts and Records

                  Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are as follows:

                  (1)      AmSouth Mutual Funds
                           3435 Stelzer Road
                           Columbus, Ohio  43219
                           Attention:  Secretary
                           (Registrant)

                  (2)      AmSouth Bank of Alabama
                           1901 Sixth Avenue - North
                           Birmingham, Alabama  35203
                           Attention:  Trust Investments
                           (Investment Advisor)


                  (3)      BISYS Fund Services, Limited Partnership
                           3435 Stelzer Road
                           Columbus, Ohio  43219
                           (Distributor)

               (4)   ASO Services Company
                     3435 Stelzer Road
                     Columbus, Ohio  43219
                     (Administrator)

               (5)   Union Bank of California, N.A.
                     475 Sansome Street
                     San Francisco, CA  94111
                     (Custodian)

               (6)   BISYS Fund Services Ohio, Inc.
                     3435 Stelzer Road
                     Columbus, Ohio 43219
                     (Transfer and Shareholder Servicing Agent, Provider of Fund Accounting Services)


Item 31.       Management Services

               None.

Item 32.       Undertakings

               The Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of one or more trustees when requested to do so by the holders of at least 10% of the outstanding voting shares of any series of the Trust and will assist in shareholder communication in connection with calling a meeting for the purpose of removing one or more trustees.

               The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment No. 19 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia on the 27TH day of November, 1996.


                                   AMSOUTH MUTUAL FUNDS,
                                   Registrant


                                   */s/ Sean M. Kelly
                                    --------------------------------
                                    Sean M. Kelly

                                    President


Pursuant to the requirements of the Securities Act of 1933, this Amendment No. 19 to the Registration Statement of AmSouth Mutual Funds has been signed below by the following persons in the capacities indicated on the 27th day of November, 1996.

Signature                          Title                     Date
---------                          -----                     ----
*/s/ J. David Huber                Chairman of the Board     November 27, 1996
 --------------------------        of Trustees
 J. David Huber

*/s/ Sean M. Kelly                 Trustee, President        November 27, 1996
 --------------------------
 Sean M. Kelly

*/s/ Kevin Martin                  Treasurer                 November 27, 1996
 --------------------------
 Kevin Martin

*/s/ James H. Woodward, Jr.        Trustee                   November 27, 1996
 --------------------------
 James H. Woodward, Jr.

*/s/ Homer H. Turner, Jr.          Trustee                   November 27, 1996
 --------------------------
 Homer H. Turner, Jr.

*/s/ Wendell D. Cleaver            Trustee                   November 27, 1996
 --------------------------
 Wendell D. Cleaver

*/s/ Dick D. Briggs, Jr.           Trustee                   November 27, 1996
 --------------------------
 Dick D. Briggs, Jr.

* By  /s/ Alan G. Priest                                     November 27, 1996
      ---------------------
       Alan G. Priest,
       Attorney-in-fact, pursuant to Powers of Attorney filed herewith

                                POWER OF ATTORNEY


         Dick D. Briggs, Jr. whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Margaret A. Sheehan, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable AmSouth Mutual Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee Dick D. Briggs, Jr. and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated:   12 October 1993                            /s/ Dick D. Briggs, Jr.
      ----------------------                        -----------------------
                                                    Dick D. Briggs, Jr.

                                POWER OF ATTORNEY


         Wendell D. Cleaver whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Margaret A. Sheehan, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable AmSouth Mutual Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee Wendell D. Cleaver and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated:   October 7, 1993                     /s/ Wendell Cleaver
      ----------------------                 ---------------------------
                                             Wendell D. Cleaver

                                POWER OF ATTORNEY


         J. David Huber whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Margaret A. Sheehan, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable AmSouth Mutual Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee J. David Huber and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated:   9/25/92                                  /s/ J. David Huber
      -------------                               ---------------------------
                                                  J. David Huber

                                POWER OF ATTORNEY


         William J. Tomko whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Margaret A. Sheehan, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable AmSouth Mutual Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee William J. Tomko and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated:   9/25/92                                   /s/ William J. Tomko
      -------------                                ----------------------------
                                                   William J. Tomko

                                POWER OF ATTORNEY


         James H. Woodward, Jr. whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Margaret A. Sheehan, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable AmSouth Mutual Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee James H. Woodward, Jr. and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated:   9/25/92                                    /s/ James H. Woodward, Jr.
      -------------                                 --------------------------
                                                    James H. Woodward, Jr.

                                POWER OF ATTORNEY


         Homer H. Turner, Jr. whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Margaret A. Sheehan, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable AmSouth Mutual Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee Homer H. Turner, Jr. and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated:   September 25, 1992                         /s/ Homer H. Turner, Jr.
      ------------------------                      ------------------------
                                                    Homer H. Turner, Jr.

                                POWER OF ATTORNEY


         Sean M. Kelly whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Francoise M. Haan, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable AmSouth Mutual Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee Sean M. Kelly and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated:   10/1/96                                     /s/ Sean M. Kelly
      -------------                                  --------------------------
                                                     Sean M. Kelly

                                POWER OF ATTORNEY


         Kevin Martin whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Francoise M. Haan, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable AmSouth Mutual Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated:  11/18/96                                     /s/ Kevin Martin
      -------------                                  --------------------------
                                                     Kevin Martin

                                  EXHIBIT INDEX


EXHIBIT NO.                       DESCRIPTION                               PAGE
-----------                       -----------                               ----


8(b) Form of Custodian Agreement between the Registrant and AmSouth Bank of Alabama

9(a) Management and Administration Agreement dated as of April 1, 1996 between the Registrant and ASO Services Company

9(b) Sub-Administration Agreement dated as of April 1, 1996 between ASO Services Company and AmSouth Bank of
              Alabama

9(c) Sub-Administration Agreement dated as of April 1, 1996 between ASO Services Company and BISYS Fund Services

9(g) Fund Accounting Agreement dated as of April 1, 1996 between the Registrant and BISYS Fund Services Ohio, Inc.


11(a)         Consent of Coopers & Lybrand L.L.P.

11(b)         Consent of Ropes & Gray


27(a) Financial Data Schedule for the AmSouth Prime Obligations Fund -- Premier Shares

  (b)         Financial Data Schedule for the AmSouth U.S. Treasury Fund --
              Premier Shares

  (c)         Financial Data Schedule for the AmSouth Tax Exempt Fund --
              Premier Shares

  (d)        Financial Data Schedule for the AmSouth Prime Obligations
              Fund -- Classic Shares

  (e)        Financial Data Schedule for the AmSouth U.S. Treasury
              Fund -- Classic Shares

  (f)        Financial Data Schedule for the AmSouth Tax-Exempt
              Fund -- Classic Shares

  (g)        Financial Data Schedule for the AmSouth Equity Fund

  (h)        Financial Data Schedule for the AmSouth Regional Equity Fund

  (i)        Financial Data Schedule for the AmSouth Balanced Fund

EXHIBIT NO.                       DESCRIPTION                               PAGE
-----------                       -----------                               ----



   (j)       Financial Data Schedule for the AmSouth Bond Fund

   (k)       Financial Data Schedule for the AmSouth Limited Maturity Fund

   (l)       Financial Data Schedule for the AmSouth Government Income
             Fund

   (m)       Financial Data Schedule for the AmSouth Florida Tax-Free Fund


                                       -2-